UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-09253
Wells Fargo Funds Trust
(Exact name of registrant as specified in charter)
525 Market St., San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market St., San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691
Date of fiscal year end: July 31, 2010
Date of reporting period: January 31, 2011

ITEM 1. REPORT TO SHAREHOLDERS

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
▪      Wells Fargo Advantage Index Fund

          Reduce clutter. Save trees.
     Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery
Contents

Letter to Shareholders	2

Performance Highlights	6

Fund Expenses	8

Portfolio of Investments	9

Financial Statements
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14

Notes to Financial Statements	16

Wells Fargo Advantage Index Portfolio
Portfolio of Investments — January 31, 2011	20
Statement of Assets and Liabilities — January 31, 2011	37

Other Information	38

List of Abbreviations	41
The views expressed are as of January 31, 2011, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage Index Fund.
NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE

WELLS FARGO

INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.
Wells Fargo Advantage Funds ®
Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.
Strength
Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.
Expertise
Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.
Partnership
Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.
Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.
The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE
Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 120 mutual funds across a wide range of asset classes, representing over $232 billion in assets under management, as of January 31, 2011.

Equity Funds

Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Growth Fund
Classic Value Fund	Growth Opportunities Fund	Small Cap Opportunities Fund
Common Stock Fund	Health Care Fund	Small Cap Value Fund
Core Equity Fund	Index Fund	Small Company Growth Fund
Disciplined Global Equity Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Disciplined Value Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Social Sustainability Fund†
Diversified Equity Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Special Small Cap Value Fund
Diversified Small Cap Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Growth Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Emerging Markets Equity Fund	Mid Cap Growth Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund

Bond Funds

Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund

Asset Allocation Funds

Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†

Money Market Funds

100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund

Variable Trust Funds[1]

VT Core Equity Fund	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Discovery Fund†	VT Omega Growth Fund	VT Total Return Bond Fund
VT Index Asset Allocation Fund	VT Opportunity Fund†
VT International Equity Fund	VT Small Cap Growth Fund
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.
Not part of the semi-annual report.

2 Wells Fargo Advantage Index Fund	Letter to Shareholders

Karla M. Rabusch,
President
Wells Fargo Advantage Funds
While the equity markets delivered strong six-month returns against the backdrop of a strengthening economy, the period was not without its share of macroeconomic challenges, domestic and international political uncertainty, and market volatility.
Dear Valued Shareholder,
We are pleased to provide you with this semiannual report for the Wells Fargo Advantage Index Fund for the six-month period that ended January 31, 2011.
While the equity markets delivered strong six-month returns against the backdrop of a strengthening economy, the period was not without its share of macroeconomic challenges, domestic and international political uncertainty, and market volatility—once again highlighting the value of a well-diversified investment strategy. As always, we believe that having such a strategy may enable investors to balance risks and opportunities as they pursue long-term financial goals in a dynamic market environment.
The economic recovery stayed on track.
The U.S. economic recovery that began in the summer of 2009 gained momentum, particularly toward the end of 2010. After expanding by 2.6% in the third quarter of 2010, gross domestic product (GDP) accelerated to an annualized rate of 3.2% in the fourth quarter of 2010. Although the path of recovery has been uneven at times and growth remains subpar compared with previous recoveries, the general consensus among economists is that the economy will likely avoid a double-dip recession. That said, persistent weakness in the labor and housing markets bears close watching in the months ahead.
Jobs and housing remained troublesome.
At the end of the year, the unemployment rate stood at 9.4%—down from 9.9% a year earlier but still stubbornly high. The rate fell even further in January 2011 to 9.0%. Unfortunately, the drop may be more attributable to a decline in the labor force than to a meaningful uptick in hiring. In fact, employers added only 1.1 million jobs for all of 2010, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite some tentative late-year signs of stabilization.
Other economic data were more encouraging, reflecting greater confidence in the recovery on the part of both consumers and businesses. Retail sales came in strong at certain points during the year—including the critical holiday shopping season—while industrial production and new orders have picked up. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and technology. Core inflation, which excludes volatile food and energy prices, remained benign.
The Fed continued to do its part.
With inflation subdued, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. In its first statement of 2011, released on January 26, the Fed explained that the most recent economic data “confirms that the economic recovery is continuing, though at a rate that has been insufficient to bring about significant improvement in labor market conditions.” The statement noted that, while consumer and business spending has risen, activity remains constrained due to modest income growth, lower housing wealth, and tight credit. As a result, the Fed indicated that it intends to keep short-term rates at historically low levels for as long as needed to promote a more robust recovery.

Letter to Shareholders	Wells Fargo Advantage Index Fund 3
The Fed also stated that it plans to proceed with other stimulus measures, including its second round of quantitative easing (QE2)—a plan to purchase $600 billion in long-term Treasury securities by mid-2011. The introduction of QE2 in November 2010 marked a turning point for equity markets in that it ushered in a favorable shift in investor sentiment. By and large, investors interpreted the plan as further evidence of the Fed’s commitment to stabilizing the rate of inflation and spurring economic growth.
The second half of 2010 was a solid year for equities.
QE2 was certainly not the only catalyst for equity markets over the six-month period that ended January 31, 2011. Along with more upbeat economic data, better-than-expected corporate earnings played a role in driving stock prices higher. Throughout the past year, quarterly earnings per share for the majority of companies in the S&P 500 Index consistently exceeded Wall Street estimates. As 2010 drew to a close, the midterm congressional elections and the extension of the Bush-era tax cuts provided additional tailwinds, helping the markets finish the six-month period on a strong note.
For the six-month period, the broad equity market indexes posted exceptionally strong returns. The S&P 500 Index and the Dow Jones Industrial Average advanced 17.9% and 15.2%, respectively, and the tech-heavy NASDAQ Composite Index returned 20.5%. Investors were generally rewarded across the market-capitalization spectrum, with small- and mid-cap stocks outpacing large-cap stocks. In terms of investment style, growth stocks outperformed their value counterparts for the period.
To be sure, the gains were hard-earned, as the markets had to contend with numerous issues along the way, including the European sovereign debt crisis, civilian unrest and political upheaval in Tunisia and Egypt, China’s efforts to slow growth and manage inflation, and doubts about the sustainability of a domestic economic expansion. In particular, the early part of the third quarter witnessed bouts of heightened market volatility as economic data, although expanding, remained tepid. This led to increased fears that the U.S. economy was losing momentum and falling back into a recession. As the third and fourth quarters progressed, however, volatility—as measured by the Chicago Board Options Exchange Volatility Index—abated amid reduced fears of a double-dip recession. This renewed optimism was bolstered by improving corporate earnings, additional stimulus from the Fed, and the midterm elections, which provided more clarity around tax policy and the regulatory environment.
Investors should keep a long-term perspective.
In our view, the equity markets’ dramatic rebound over the past two years from a severe downturn underscores the importance of maintaining a disciplined, long-term investment strategy through changing market cycles. By staying focused on your long-term goals, you may be better positioned to both navigate falling markets and participate in rising markets.
To help you build a well-diversified strategy based on your personal objectives and risk tolerance, Wells Fargo Advantage Funds® offers more than 120 mutual funds and other investments covering a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.
In our view, the equity markets’ dramatic rebound over the past two years from a severe downturn underscores the importance of maintaining a disciplined, long-term investment strategy through changing market cycles.

4 Wells Fargo Advantage Index Fund	Letter to Shareholders
Thank you for choosing Wells Fargo Advantage Funds. We appreciate your continued confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.
Sincerely,
Karla M. Rabusch
President
Wells Fargo Advantage Funds

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6 Wells Fargo Advantage Index Fund	Performance Highlights
Wells Fargo Advantage Index Fund1
INVESTMENT OBJECTIVE
The Fund seeks to replicate the total rate of return of the S&P 500 Index, before fees and expenses.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGER
Amit Chandra, CFA (Effective March 1, 2011)
FUND INCEPTION
February 14, 1985
TEN LARGEST EQUITY HOLDINGS3
(AS OF JANUARY 31, 2011)

Exxon Mobile Corporation	3.18%
Apple Incorporated	2.44%
General Electric Company	1.68%
Microsoft Corporation	1.63%
International Business Machines Corporation	1.57%
Chevron Corporation	1.49%
Procter & Gamble Company	1.38%
JPMorgan Chase & Company	1.37%
Wells Fargo & Company	1.33%
Johnson & Johnson	1.28%

1.	The Fund is a gateway fund in a Master/Gateway structure that invests all of its assets in a single master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolio in which it invests.

2.	Sector distribution is subject to change and represents the sector distribution of the Wells Fargo Advantage Index Portfolio, which is calculated based on total investments of the Wells Fargo Advantage Index Portfolio, excluding cash and cash equivalents. See Portfolio of Investments of Wells Fargo Advantage Index Portfolio at January 31, 2011 for further details.

3.	The ten largest equity holdings are calculated based on the value of the portfolio securities of the Wells Fargo Advantage Index Portfolio allocable to the Fund divided by the total investments of the Fund. Holdings are subject to change and may have changed since the date specified. See Portfolio of Investments of Wells Fargo Advantage Index Portfolio at January 31, 2011 for further details.

Performance Highlights
Wells Fargo Advantage Index Fund    7
Wells Fargo Advantage Index Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratio[5]
	Inception Date	6 Month*	1 Year	5 Year	10 Year	6 Month*	1 Year	5 Year	10 Year	Gross	Net[6]
Class A (WFILX)**	11/04/1998	10.86	14.64	0.52	0.16	17.63	21.61	1.72	0.75	0.73%	0.56%
Class B (WFIMX)**	11/03/1998	12.18	15.67	0.65	0.23	17.18	20.67	0.95	0.23	1.48%	1.31%
Class C (WFINX)**	04/30/1999	16.19	19.69	0.95	0.00	17.19	20.69	0.95	0.00	1.48%	1.31%
Administrator Class (WFIOX)	02/14/1985					17.82	21.96	1.98	1.01	0.42%	0.25%
Investor Class (WFIRX)	07/16/2010					17.71	21.50	1.74	0.79	0.80%	0.45%
S&P 500 Index[7]						17.93	22.19	2.24	1.30

*	Returns for periods of less than one year are not annualized.

**	Class A and C shares are closed to new investors. Class B shares are closed to new investors and additional investment from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

4.	Performance shown for the Investor Class shares prior to its inception reflects the performance of the Administrator Class shares, adjusted to include the higher expenses applicable to the Investor Class. Performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Equity Index Fund.

5.	Reflects the expense ratio as stated in the December 1, 2010 prospectuses.

6.	The investment adviser has contractually committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s contractual expense ratios shown, including underlying master portfolio fees and expenses, but excluding certain other expenses. Without these reductions, the Fund’s returns would have been lower.

7.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

8 Wells Fargo Advantage Index Fund	Fund Expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2010 to January 31, 2011.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Net Annual
	08-01-2010	01-31-2011	the Period[1]	Expense Ratio
Class A
Actual	$1,000.00	$1,176.32	$3.07	0.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$2.85	0.56%
Class B
Actual	$1,000.00	$1,171.78	$7.17	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.67	1.31%
Class C
Actual	$1,000.00	$1,171.93	$7.17	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.67	1.31%
Administrator Class
Actual	$1,000.00	$1,178.18	$1.37	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$1.28	0.25%
Investor Class
Actual	$1,000.00	$1,177.10	$2.47	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%

1.	Expenses paid is equal to each class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Index Fund 9

Face/Share			Value
Amount	Security Name
Investments in Affiliated Master Portfolios: 100.13%
N/A	Wells Fargo Advantage Index Portfolio		$2,246,298,830

Total Investments in Affiliated Master Portfolios (Cost $1,666,449,616)			2,246,298,830

Total Investments in Securities (Cost $1,666,449,616)*		100.13%	2,246,298,830
Other Assets and Liabilities, Net		(0.13)	(2,826,050)

Total Net Assets		100.00%	$2,243,472,780

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

10 Wells Fargo Advantage Index Fund	Statement of Assets and Liabilities—January 31, 2011 (Unaudited)

Assets
Investments in affiliated Master Portfolio, at value (see cost below)	$2,246,298,830
Receivable for Fund shares sold	2,564,402
Receivable from investment adviser	256,216

Total assets	2,249,119,448

Liabilities
Payable for Fund shares redeemed	4,705,666
Distribution fees payable	67,920
Shareholder servicing fees payable	264,025
Due to other related parties	363,716
Accrued expenses and other liabilities	245,341

Total liabilities	5,646,668

Total net assets	$2,243,472,780

NET ASSETS CONSIST OF
Paid-in capital	$1,671,321,800
Overdistributed net investment income	(14,894,494)
Accumulated net realized gains on investments	7,196,260
Net unrealized gains on investments	579,849,214

Total net assets	$2,243,472,780

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets — Class A	$382,668,343
Shares outstanding — Class A	8,528,992
Net asset value per share — Class A	$44.87
Maximum offering price per share — Class A2	$47.61
Net assets — Class B	$24,127,061
Shares outstanding — Class B	535,757
Net asset value per share — Class B	$45.03
Net assets — Class C	$81,706,848
Shares outstanding — Class C	1,812,568
Net asset value per share — Class C	$45.08
Net assets — Administrator Class	$1,628,372,489
Shares outstanding — Administrator Class	36,114,438
Net asset value per share — Administrator Class	$45.09
Net assets — Investor Class	$126,598,039
Shares outstanding — Investor Class	2,814,769
Net asset value per share — Investor	$44.98

Total investments in affiliated Master Portfolio, at cost	$1,666,449,616

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Statement of Operations—For the Six Months Ended January 31, 2011(Unaudited)	Wells Fargo Advantage Index Fund 11

Investment income
Dividends allocated from affiliated Master Portfolio	$21,330,228
Interest allocated from affiliated Master Portfolio	190,241
Expenses allocated from affiliated Master Portfolio	(991,420)

Total investment income	20,529,049

Expenses
Administration fees
Fund level	523,608
Class A	480,954
Class B	32,860
Class C	105,737
Administrator Class	750,012
Investor Class	194,425
Custody and accounting fees	45,370
Shareholder servicing fees
Class A	459,299
Class B	31,597
Class C	101,670
Administrator Class	749,724
Investor Class	146,465
Distribution fees
Class B	94,790
Class C	305,009
Professional fees	24,548
Registration fees	47,575
Shareholder report expenses	53,312
Trustees’ fees and expenses	5,311
Other fees and expenses	127,241

Total expenses	4,279,507

Less: Fee waivers and/or expense reimbursements	(1,379,208)

Net expenses	2,900,299

Net investment income	17,628,750

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on transactions allocated from affiliated Master Portfolio	92,722,767
Net change in unrealized gains (losses) on securities transactions allocated from Master Portfolio	232,188,783

Net realized and unrealized gains (losses) on investments	324,911,550

Net increase in net assets resulting from operations	$342,540,300

The accompanying notes are an integral part of these financial statements.

12 Wells Fargo Advantage Index Fund	Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2011	Year Ended
	(Unaudited)	July 31, 2010[1]

Operations
Net investment income	$17,628,750	$6,360,683
Net realized gains on investments	92,722,767	53,489,100
Net change in unrealized gains (losses) on investments	232,188,783	47,380,378

Net increase in net assets resulting from operations	342,540,300	107,230,161

Distributions to shareholders from
Net investment income
Class A	(5,990,737)	(2,552,524)
Class B	(146,090)	(150,761)
Class C	(405,403)	(555,354)
Administrator Class	(25,714,932)	(1,399,498)
Investor Class[2]	(1,939,313)	0
Net realized gains
Class A	(15,427,460)	(23,941,525)
Class B	(1,014,960)	(3,168,657)
Class C	(3,406,030)	(11,695,734)
Administrator Class	(64,910,014)	(10,932,398)
Investor Class[2]	(5,013,997)	0

Total distributions to shareholders	(123,968,936)	(54,396,451)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	205,965	8,957,339	457,458	17,425,394
Class B	2,281	98,912	6,545	229,997
Class C	56,260	2,443,280	203,992	7,199,785
Administrator Class	3,165,860	138,689,438	388,445	14,997,963
Investor Class[2]	166,773	7,251,504	9,277	354,268

		157,440,473		40,207,407

Net asset value of shares issued in reinvestment of distributions
Class A	474,452	20,776,489	727,108	25,316,591
Class B	24,298	1,061,258	85,488	2,948,152
Class C	50,056	2,186,539	196,474	6,792,994
Administrator Class	1,945,615	85,599,082	282,690	9,823,982
Investor Class[2]	155,290	6,814,704	0	0

		116,438,072		44,881,719

Automatic conversion of Class B shares to Class A shares
Class A	0	0	63,039	2,346,964
Class B	0	0	(63,344)	(2,346,964)

		0		0

Payment for shares redeemed
Class A	(1,032,563)	(44,533,069)	(1,296,458)	(49,395,879)
Class B	(142,979)	(6,179,319)	(166,413)	(6,278,636)
Class C	(323,730)	(13,800,775)	(526,940)	(20,071,405)
Administrator Class	(3,614,045)	(155,900,906)	(2,134,548)	(81,660,652)
Investor Class[2]	(252,435)	(10,882,472)	(31,231)	(1,257,957)

		(231,296,541)		(158,664,529)

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Equity Index Fund, which became the accounting and performance survivor in this transaction. The information for the period prior to July 19, 2010 are those of Evergreen Equity Index Fund.

2.	Class commenced operations on July 19, 2010.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Index Fund 13

	Six Months Ended
	January 31, 2011	Year Ended
	(Unaudited)	July 31, 2010[1]

Capital share transactions (continued)
Net asset value of shares issued on acquisition
Class A	$0	$182,347,223
Class B	0	3,697,966
Administrator Class	0	1,298,002,962
Investor Class	0	108,248,512

	0	1,592,296,663

Net increase in net assets resulting from capital share transactions	42,582,004	1,518,721,260

Total increase in net assets	261,153,368	1,571,554,970

Net assets
Beginning of period	1,982,319,412	410,764,442

End of period	$2,243,472,780	$1,982,319,412

Undistributed (overdistributed) net investment income	$(14,894,494)	$1,673,231

The accompanying notes are an integral part of these financial statements.

14 Wells Fargo Advantage Index Fund[3]	Financial Highlights

	Beginning			Net Realized	Distributions
	Net Asset	Net		and Unrealized	from Net
	Value Per	Investment		Gains (Losses)	Investment
	Share	Income		on Investments	Income

Class A
August 1, 2010 to January 31, 2011 (Unaudited)	$40.42	0.33		6.70	(0.70)
August 1, 2009 to July 31, 2010	$41.72	0.64		4.89	(0.63)
August 1, 2008 to July 31, 2009	$56.53	0.91		(12.80)	(0.91)
August 1, 2007 to July 31, 2008	$65.01	1.04		(8.50)	(1.02)
August 1, 2006 to July 31, 2007	$57.04	0.86		7.96	(0.85)
August 1, 2005 to July 31, 2006	$55.13	0.76		1.88	(0.73)

Class B
August 1, 2010 to January 31, 2011 (Unaudited)	$40.32	0.16	[5]	6.69	(0.26)
August 1, 2009 to July 31, 2010	$41.63	0.28		4.88	(0.27)
August 1, 2008 to July 31, 2009	$56.42	0.63	[5]	(12.82)	(0.59)
August 1, 2007 to July 31, 2008	$64.86	0.57	[5]	(8.48)	(0.53)
August 1, 2006 to July 31, 2007	$56.90	0.41	[5]	7.91	(0.36)
August 1, 2005 to July 31, 2006	$55.01	0.34	[5]	1.89	(0.34)

Class C
August 1, 2010 to January 31, 2011 (Unaudited)	$40.32	0.15		6.71	(0.22)
August 1, 2009 to July 31, 2010	$41.62	0.30		4.88	(0.28)
August 1, 2008 to July 31, 2009	$56.36	0.59		(12.76)	(0.56)
August 1, 2007 to July 31, 2008	$64.80	0.55		(8.44)	(0.55)
August 1, 2006 to July 31, 2007	$56.87	0.40	[5]	7.90	(0.37)
August 1, 2005 to July 31, 2006	$54.99	0.33		1.89	(0.34)

Administrator Class
August 1, 2010 to January 31, 2011 (Unaudited)	$40.56	0.38		6.75	(0.72)
August 1, 2009 to July 31, 2010	$41.88	0.87	[5]	4.76	(0.75)
August 1, 2008 to July 31, 2009	$56.88	1.02	[5]	(12.90)	(1.11)
August 1, 2007 to July 31, 2008	$65.42	1.20	[5]	(8.54)	(1.20)
August 1, 2006 to July 31, 2007	$57.40	1.02		8.01	(1.01)
August 1, 2005 to July 31, 2006	$55.47	0.90	[5]	1.90	(0.87)

Investor Class[4]
August 1, 2010 to January 31, 2011 (Unaudited)	$40.48	0.34		6.74	(0.70)
July 16, 2010 to July 31, 2010	$39.19	0.03		1.26	0.00

1.	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

2.	Portfolio turnover rate represents the activity from the Fund’s investment in the Master Portfolio and the predecessor fund’s investments in securities.

3.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Equity Index Fund, which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 are those of the predecessor fund. The per share information has been adjusted to give effect to this transaction.

4.	Investor Class of Evergreen Equity Index Fund, the accounting and performance survivor, did not exist prior to the reorganization. As a result, accounting and performance information for Investor Class commenced operation on July 16, 2010.

5.	Per share amount is based on the average shares outstanding during the period.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Index Fund 15

	Ending
Distributions	Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
from Net	Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Realized Gains	Share	Income	Expenses	Expenses	Return[1]	Rate[2]	(000’s omitted)

(1.88)	$44.87	1.50%	0.68%	0.56%	17.63%	2%	$382,668
(6.20)	$40.42	1.49%	1.00%	0.60%	13.29%	7%	$358,953
(2.01)	$41.72	2.22%	1.05%	0.52%	(20.30)%	6%	$172,687
0.00	$56.53	1.64%	0.90%	0.50%	(11.60)%	7%	$262,336
0.00	$65.01	1.35%	0.88%	0.57%	15.51%	14%	$366,413
0.00	$57.04	1.35%	0.96%	0.57%	4.82%	6%	$241,553

(1.88)	$45.03	0.76%	1.43%	1.31%	17.18%	2%	$24,127
(6.20)	$40.32	0.69%	1.76%	1.35%	12.44%	7%	$26,295
(2.01)	$41.63	1.51%	1.79%	1.26%	(20.91)%	6%	$28,008
0.00	$56.42	0.89%	1.66%	1.26%	(12.26)%	7%	$68,025
0.00	$64.86	0.65%	1.63%	1.32%	14.65%	14%	$113,488
0.00	$56.90	0.60%	1.69%	1.32%	4.05%	6%	$141,090

(1.88)	$45.08	0.75%	1.43%	1.31%	17.19%	2%	$81,707
(6.20)	$40.32	0.68%	1.76%	1.35%	12.44%	7%	$81,848
(2.01)	$41.62	1.48%	1.80%	1.27%	(20.91)%	6%	$89,159
0.00	$56.36	0.89%	1.65%	1.25%	(12.25)%	7%	$137,044
0.00	$64.80	0.63%	1.63%	1.32%	14.63%	14%	$175,657
0.00	$56.87	0.60%	1.69%	1.32%	4.04%	6%	$173,515

(1.88)	$45.09	1.80%	0.37%	0.25%	17.82%	2%	$1,628,372
(6.20)	$40.56	1.94%	0.63%	0.31%	13.55%	7%	$1,404,098
(2.01)	$41.88	2.49%	0.80%	0.27%	(20.09)%	6%	$115,745
0.00	$56.88	1.89%	0.65%	0.25%	(11.37)%	7%	$212,661
0.00	$65.42	1.62%	0.63%	0.32%	15.80%	14%	$340,321
0.00	$57.40	1.60%	0.69%	0.32%	5.08%	6%	$255,492

(1.88)	$44.98	1.60%	0.75%	0.45%	17.71%	2%	$126,598
0.00	$40.48	2.13%	0.79%	0.45%	3.29%	7%	$111,126

16 Wells Fargo Advantage Index Fund	Notes to Financial Statements (Unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Index Fund (the “Fund”) which is a diversified series of the Trust.
After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Equity Index Fund. Evergreen Equity Index Fund became the accounting and performance survivor in the transaction. As a result, the accounting and performance history of Evergreen Equity Index Fund has been carried forward in the financial statements contained herein. Evergreen Equity Index Fund invested in a portfolio of securities and did not operate as a gateway fund in a master/gateway structure.
The Fund seeks to achieve its investment objective by investing all investable assets in Wells Fargo Advantage Index Portfolio, a diversified portfolio of Wells Fargo Master Trust, a registered open-end management investment company. As of January 31, 2010, the Fund owns 92% of Wells Fargo Advantage Index Portfolio (the “Master Portfolio”). The Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the Master Portfolio as a partnership investment and records daily its share of the Master Portfolio’s income, expense and realized and unrealized gains and losses. Included in this report is the unaudited Portfolio of Investments and Statement of Assets and Liabilities of the Master Portfolio as of January 31, 2011. The audited financial statements of the Master Portfolio for the year ended September 30, 2010 is available on the Fund’s web site at www.wellsfargo.com/advantagefunds and is also available by visiting the SEC web site at www.sec.gov.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.
Securities valuation
Investments in the Master Portfolio are valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which are also valued daily. The valuation of securities held in the Master Portfolio are valued as discussed in the notes to the unaudited Portfolio of Investments of the Master Portfolio, which is included elsewhere in this report. The valuation technique used by the Fund to measure fair value is consistent with the market approach.
Security transactions and income recognition
The Fund records daily its proportionate share of the Master Portfolio’s interest and dividend income.
Distributions to shareholders
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Index Fund 17
As of May 31, 2010, the Fund’s tax year end, the Fund had estimated net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $2,552,691 with $112,768 expiring in 2011 and $2,439,923 expiring in 2012.
Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2011, all of the investments of the Fund were in the Master Portfolio which was carried at fair value and designated as Level 2 inputs.
Further details on the investments of the Master Portfolio can be found in the Portfolio of Investments for the Master Portfolio which is included in this report.
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Investment advisory fee
The Trust has entered into an investment advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The investment adviser is responsible for implementing investment policies and guidelines and for supervising the investment sub-adviser, who is responsible for day-to-day portfolio management of the Fund.
Since the Fund invests all of its assets in the Master Portfolio, Funds Management does not currently receive an investment advisory fee.

18 Wells Fargo Advantage Index Fund	Notes to Financial Statements (Unaudited)
The Fund may withdraw all of its investments from the Master Portfolio and invest directly in securities at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an investment advisory fee for the direct management of those assets.
Funds Management also acts as investment adviser to the Master Portfolio and is entitled to receive fees from the Master Portfolio for those services.
Administration and transfer agent fees
The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund the following annual fees:

		Administration Fees
	Average Daily	(% of Average
	Net Assets	Daily Net Assets)

Fund level	First $5 billion	0.05%
	Next $5 billion	0.04
	Over $10 billion	0.03
Class A, Class B, Class C	All asset levels	0.26
Administrator Class	All asset levels	0.10
Investor Class	All asset levels	0.33
Funds Management has contractually waived and/or reimbursed investment advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.
Distribution fees
The Trust has adopted a Distribution Plan for Class B and Class C of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.
For the six months ended January 31, 2011, Wells Fargo Funds Distributor, LLC received $2,455 from the sale of Class A shares and $628, $9,238 and $34 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Investor Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Administrator Class of the Fund is charged a fee at an annual rate of 0.10% of its average daily net assets.
A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments related to investments in the Master Portfolio, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for the six months ended January 31, 2011 were $42,700,129 and $217,925,040, respectively. Purchases and sales related to investments in the Master Portfolio have been calculated by aggregating the results of multiplying the Fund’s ownership percentage of the Master Portfolio by the corresponding Master Portfolio’s purchases and sales.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Index Fund 19
6. ACQUISITION
After the close of business on July 16, 2010, the Fund, which is the legal survivor, acquired the net assets of Evergreen Equity Index Fund, the accounting and performance survivor. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen Equity Index Fund. Shareholders holding Class A, Class B, Class C, Class I and Class IS shares of Evergreen Equity Index Fund received Class A, Class B, Class C, Administrator Class and Class A, respectively, of the Fund in the reorganization. The exchange ratio and number of shares issued to the Evergreen Equity Index Fund were as follows:

	Exchange	Number of
Acquired Fund	Ratio	Shares Issued

Evergreen Equity Index Fund	0.84	4,268,353 Class A
	0.83	559,413 Class B
	0.84	2,053,271 Class C
	0.83	1,774,390 Administrator Class
The investment portfolio of the Fund with a fair value of $1,591,379,476, identified cost of $1,453,712,899 and unrealized appreciation of $137,666,577 at July 16, 2010 were the principal assets acquired by the accounting and performance survivor. The shares and net assets of the Fund immediately prior to the acquisition were 40,646,939 shares and $1,592,296,663, respectively. The aggregate net assets of Evergreen Equity Index Fund immediately prior to the acquisition were $338,122,147. The aggregate net assets of the Fund immediately after the acquisition were $1,930,418,810. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Fund was carried forward to align ongoing reporting the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed August 1, 2009, the beginning of the annual reporting period for the Fund, the Fund’s pro forma results of operations for the year ended July 31, 2010 would have been:

Net investment income	$33,097,370
Net realized and unrealized gains on investments	$219,667,075
Net increase in net assets resulting from operations	$252,764,445
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Fund that have been included in the Statement of Operations since July 19, 2010.
7. BANK BORROWINGS
The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata. Prior to September 7, 2010, the annual commitment fee paid by the Fund was 0.15% of the unused balance.
For the six months ended January 31, 2011, there were no borrowings by the Fund under the agreement.
8. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

20 Wells Fargo Advantage Index Portfolio	Portfolio of Investments—January 31, 2011 (Unaudited)

Shares	Security Name	Value
Common Stocks: 98.29%

Consumer Discretionary: 10.05%

Auto Components: 0.24%
138,477	Johnson Controls Incorporated	$5,316,132
49,880	The Goodyear Tire & Rubber Company†	592,574

		5,908,706

Automobiles: 0.58%
769,344	Ford Motor Company«†	12,271,037
48,365	Harley-Davidson Incorporated	1,917,672

		14,188,709

Distributors: 0.07%
32,348	Genuine Parts Company	1,674,009

Diversified Consumer Services: 0.10%
26,102	Apollo Group Incorporated Class A†	1,077,230
12,803	DeVry Incorporated	667,164
63,351	H&R Block Incorporated«	793,155

		2,537,549

Hotels, Restaurants & Leisure: 1.60%
88,434	Carnival Corporation	3,953,884
28,422	Darden Restaurants Incorporated	1,338,960
61,233	International Game Technology«	1,051,371
59,088	Marriott International Incorporated Class A	2,333,385
216,945	McDonald’s Corporation	15,982,338
152,179	Starbucks Corporation	4,798,204
39,148	Starwood Hotels & Resorts Worldwide Incorporated«	2,308,558
35,928	Wyndham Worldwide Corporation	1,010,655
15,525	Wynn Resorts Limited	1,806,023
96,220	Yum! Brands Incorporated	4,499,247

		39,082,625

Household Durables: 0.41%
57,622	D.R. Horton Incorporated«	713,937
31,331	Fortune Brands Incorporated	1,932,496
14,286	Harman International Industries Incorporated	618,870
30,069	Leggett & Platt Incorporated«	677,455
32,661	Lennar Corporation«	632,317
59,611	Newell Rubbermaid Incorporated	1,147,512
69,069	Pulte Homes Incorporated«	544,954
34,071	Stanley Black & Decker Incorporated	2,476,280
15,610	Whirlpool Corporation	1,334,655

		10,078,476

Internet & Catalog Retail: 0.73%
72,810	Amazon.com Incorporated†	12,351,488
41,531	Expedia Incorporated	1,044,920
10,081	Priceline.com Incorporated†	4,319,910

		17,716,318

Leisure Equipment & Products: 0.12%
27,967	Hasbro Incorporated	1,233,065
73,683	Mattel Incorporated	1,744,813

		2,977,878

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Index Portfolio 21

Shares	Security Name	Value
Media: 3.06%
49,290	Cablevision Systems Corporation New York Group Class A	$1,668,467
139,816	CBS Corporation Class B	2,772,551
572,926	Comcast Corporation Class A	13,034,067
171,198	DIRECTV Group Incorporated†	7,257,083
58,382	Discovery Communications Incorporated Class C«†	2,276,898
49,062	Gannett Company Incorporated	723,174
100,358	Interpublic Group of Companies Incorporated†	1,072,827
63,040	McGraw-Hill Companies Incorporated«	2,457,299
468,933	News Corporation Class A	7,043,374
61,857	Omnicom Group Incorporated	2,776,142
18,497	Scripps Networks Interactive Incorporated	860,111
73,047	Time Warner Cable Incorporated	4,954,778
227,785	Time Warner Incorporated	7,163,838
124,137	Viacom Incorporated Class B	5,157,892
388,832	Walt Disney Company	15,113,900
1,127	Washington Post Company Class B«	482,750

		74,815,151

Multiline Retail: 0.75%
15,514	Big Lots Incorporated«†	493,190
25,850	Family Dollar Stores Incorporated	1,098,108
48,552	JCPenney Company Incorporated	1,557,063
60,039	Kohl’s Corporation†	3,048,780
86,957	Macy’s Incorporated	2,013,055
34,564	Nordstrom Incorporated	1,423,346
9,036	Sears Holdings Corporation«†	681,043
145,399	Target Corporation	7,972,227

		18,286,812

Specialty Retail: 1.87%
18,038	Abercrombie & Fitch Company Class A	909,296
13,068	AutoNation Incorporated«†	375,182
5,590	AutoZone Incorporated†	1,417,233
53,206	Bed Bath & Beyond Incorporated†	2,553,888
67,805	Best Buy Company Incorporated	2,305,370
46,172	CarMax Incorporated«†	1,507,516
31,082	GameStop Corporation Class A«†	654,898
90,229	Gap Incorporated	1,738,713
336,518	Home Depot Incorporated«	12,373,767
54,311	Limited Brands Incorporated	1,588,054
283,372	Lowe’s Companies Incorporated	7,027,626
28,673	O’Reilly Automotive Incorporated†	1,629,487
23,373	RadioShack Corporation«	354,101
24,735	Ross Stores Incorporated	1,612,722
148,502	Staples Incorporated	3,313,080
25,955	Tiffany & Company	1,508,764
81,275	TJX Companies Incorporated	3,851,622
26,441	Urban Outfitters Incorporated†	894,235

		45,615,554

Textiles, Apparel & Luxury Goods: 0.52%
60,859	Coach Incorporated	3,291,863
78,502	Nike Incorporated Class B	6,474,845
13,274	Polo Ralph Lauren Corporation	1,422,707
17,818	VF Corporation«	1,473,905

		12,663,320

22 Wells Fargo Advantage Index Portfolio	Portfolio of Investments—January 31, 2011 (Unaudited)

Shares	Security Name	Value
Consumer Staples: 10.03%

Beverages: 2.37%
21,311	Brown-Forman Corporation Class B	$1,413,985
69,567	Coca-Cola Enterprises Incorporated	1,750,306
36,609	Constellation Brands Incorporated Class A†	703,625
46,631	Dr Pepper Snapple Group Incorporated	1,652,136
32,484	Molson Coors Brewing Company	1,522,525
325,434	PepsiCo Incorporated	20,928,661
476,810	The Coca-Cola Company	29,967,509

		57,938,747

Food & Staples Retailing: 2.29%
88,776	Costco Wholesale Corporation«	6,377,668
279,018	CVS Caremark Corporation	9,542,416
130,953	Kroger Company	2,802,394
76,551	Safeway Incorporated	1,583,840
43,567	SUPERVALU Incorporated«	317,603
120,142	Sysco Corporation«	3,500,938
402,284	Wal-Mart Stores Incorporated	22,556,064
190,098	Walgreen Company	7,687,563
30,187	Whole Foods Market Incorporated	1,560,970

		55,929,456

Food Products: 1.63%
131,191	Archer Daniels Midland Company	4,286,010
39,327	Campbell Soup Company«	1,342,624
90,293	ConAgra Foods Incorporated	2,016,243
37,410	Dean Foods Company«†	379,712
131,480	General Mills Incorporated	4,572,874
65,863	H.J. Heinz Company	3,128,493
14,221	Hormel Foods Corporation«	702,517
24,539	JM Smucker Company	1,525,344
52,171	Kellogg Company	2,624,201
358,685	Kraft Foods Incorporated Class A	10,965,000
27,299	McCormick & Company Incorporated	1,206,616
42,008	Mead Johnson & Company	2,435,204
131,268	Sara Lee Corporation	2,227,618
31,762	The Hershey Company«	1,482,968
61,194	Tyson Foods Incorporated Class A	1,006,641

		39,902,065

Household Products: 2.09%
28,633	Clorox Company	1,800,729
99,115	Colgate-Palmolive Company	7,609,059
83,737	Kimberly-Clark Corporation	5,420,296
574,791	Procter & Gamble Company	36,286,556

		51,116,640

Personal Products: 0.18%
88,129	Avon Products Incorporated	2,494,932
23,317	Estee Lauder Companies Incorporated Class A«	1,877,019

		4,371,951

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Index Portfolio 23

Shares	Security Name	Value
Tobacco: 1.47%
428,718	Altria Group Incorporated	$10,079,160
30,721	Lorillard Incorporated	2,311,448
372,571	Philip Morris International	21,325,964
69,440	Reynolds American Incorporated	2,208,886

		35,925,458

Energy: 12.49%

Energy Equipment & Services: 2.44%
88,559	Baker Hughes Incorporated	6,067,177
49,809	Cameron International Corporation†	2,654,820
14,274	Diamond Offshore Drilling Incorporated«	1,023,589
24,582	FMC Technologies Incorporated«†	2,310,708
186,765	Halliburton Company«	8,404,425
21,763	Helmerich & Payne Incorporated	1,278,141
58,603	Nabors Industries Limited†	1,429,913
86,169	National Oilwell Varco Incorporated	6,367,889
52,541	Noble Corporation	2,009,693
23,839	Pioneer Natural Resources Company	2,268,519
25,918	Rowan Companies Incorporated	888,469
280,164	Schlumberger Limited	24,931,794

		59,635,137

Oil, Gas & Consumable Fuels: 10.05%
101,766	Anadarko Petroleum Corporation	7,844,123
78,475	Apache Corporation	9,366,776
21,350	Cabot Oil & Gas Corporation«	888,801
134,276	Chesapeake Energy Corporation	3,965,170
413,235	Chevron Corporation	39,228,399
301,693	ConocoPhillips	21,558,982
46,375	CONSOL Energy Incorporated	2,304,838
82,071	Denbury Resources Incorporated†	1,670,145
88,687	Devon Energy Corporation	7,865,650
144,590	El Paso Corporation	2,296,089
52,160	EOG Resources Incorporated	5,549,302
30,625	EQT Corporation«	1,475,819
1,035,447	Exxon Mobil Corporation	83,539,864
61,607	Hess Corporation	5,182,381
145,775	Marathon Oil Corporation	6,661,918
20,970	Massey Energy Company	1,318,174
39,501	Murphy Oil Corporation	2,618,916
27,490	Newfield Exploration Company†	2,011,443
35,954	Noble Energy Incorporated	3,275,409
166,858	Occidental Petroleum Corporation	16,131,831
55,368	Peabody Energy Corporation	3,511,439
36,062	QEP Resources Incorporated	1,465,560
32,869	Range Resources Corporation«	1,639,177
71,209	Southwestern Energy Company†	2,812,756
133,107	Spectra Energy Corporation	3,491,397
24,760	Sunoco Incorporated	1,051,062
29,397	Tesoro Petroleum Corporation«	565,892
120,079	The Williams Companies Incorporated	3,240,932
116,267	Valero Energy Corporation	2,948,531

		245,480,776

24 Wells Fargo Advantage Index Portfolio	Portfolio of Investments—January 31, 2011 (Unaudited)

Shares	Security Name	Value
Financials: 15.86%

Capital Markets: 2.48%
50,917	Ameriprise Financial Incorporated	$3,139,033
254,717	Bank of New York Mellon Corporation«	7,954,812
203,639	Charles Schwab Corporation	3,675,684
40,809	E*TRADE Financial Corporation†	675,797
18,810	Federated Investors Incorporated Class B«	509,375
29,897	Franklin Resources Incorporated	3,607,073
104,979	Goldman Sachs Group Incorporated	17,176,664
94,879	Invesco Limited	2,347,306
37,731	Janus Capital Group Incorporated«	487,107
31,417	Legg Mason Incorporated«	1,040,845
310,657	Morgan Stanley	9,133,316
49,733	Northern Trust Corporation	2,585,121
103,087	State Street Corporation	4,816,225
52,657	T. Rowe Price Group Incorporated«	3,471,149

		60,619,507

Commercial Banks: 2.96%
142,452	Branch Banking & Trust Corporation«	3,937,373
36,241	Comerica Incorporated«	1,384,406
188,444	Fifth Third Bancorp	2,802,162
53,568	First Horizon National Corporation	606,921
177,244	Huntington Bancshares Incorporated	1,283,247
180,797	KeyCorp	1,609,093
24,513	M&T Bank Corporation	2,119,639
108,416	Marshall & Ilsley Corporation	757,828
107,968	PNC Financial Services Group Incorporated	6,478,080
257,926	Regions Financial Corporation	1,831,275
102,662	SunTrust Banks Incorporated	3,124,005
393,908	US Bancorp	10,635,516
1,077,788	Wells Fargo & Company(l)	34,941,887
36,542	Zions Bancorporation«	861,660

		72,373,092

Consumer Finance: 1.40%
215,049	American Express Company	9,328,826
93,826	Capital One Financial Corporation	4,518,660
111,827	Discover Financial Services	2,302,518
99,712	SLM Corporation†	1,436,850
19,888	MasterCard Incorporated	4,703,711
66,097	Paychex Incorporated«	2,115,104
100,063	Visa Incorporated Class A«	6,989,401
134,677	Western Union Company	2,731,250

		34,126,320

Diversified Financial Services: 5.46%
2,070,901	Bank of America Corporation	28,433,471
355,327	Berkshire Hathaway Incorporated Class B†	29,047,982
5,965,210	Citigroup Incorporated	28,752,312
13,761	CME Group Incorporated	4,246,094
15,021	InterContinental Exchange Incorporated†	1,809,880
802,718	JPMorgan Chase & Company	36,074,147
40,470	Leucadia National Corporation«	1,316,084
41,839	Moody’s Corporation	1,228,811
30,553	NASDAQ Stock Market Incorporated«†	747,937
53,594	NYSE Euronext Incorporated	1,704,825

		133,361,543

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Index Portfolio 25

Shares	Security Name	Value
Insurance: 2.60%
69,691	ACE Limited	$4,292,269
96,770	AFLAC Incorporated	5,572,017
110,512	Allstate Corporation	3,441,344
29,488	American International Group Incorporated«†	1,189,841
67,745	AON Corporation	3,098,656
21,880	Assurant Incorporated	858,352
62,615	Chubb Corporation	3,627,287
33,416	Cincinnati Financial Corporation«	1,070,649
100,534	Genworth Financial Incorporated†	1,364,246
91,283	Hartford Financial Services Group Incorporated	2,535,842
65,044	Lincoln National Corporation	1,875,869
64,954	Loews Corporation	2,601,408
111,593	Marsh & McLennan Companies Incorporated«	3,111,213
186,099	MetLife Incorporated	8,517,751
65,782	Principal Financial Group Incorporated«	2,155,676
99,662	Prudential Financial Incorporated	6,130,210
136,244	The Progressive Corporation	2,698,994
94,261	The Travelers Companies Incorporated	5,303,124
16,438	Torchmark Corporation	1,024,087
65,123	UnumProvident Corporation	1,624,168
66,372	XL Group plc	1,521,246

		63,614,249

Real Estate Investment Trusts (REITs): 1.49%
24,032	Apartment Investment & Management Company Class A	614,258
17,513	AvalonBay Communities Incorporated	2,030,282
28,770	Boston Properties Incorporated	2,715,025
58,409	Equity Residential«	3,165,184
74,813	HCP Incorporated«	2,774,814
29,801	Health Care REIT Incorporated«	1,462,633
136,744	Host Hotels & Resorts Incorporated«	2,531,131
83,359	Kimco Realty Corporation«	1,507,964
33,185	Plum Creek Timber Company«	1,389,456
116,846	ProLogis	1,743,342
28,679	Public Storage Incorporated«	3,125,437
60,145	Simon Property Group Incorporated	6,101,710
32,258	Ventas Incorporated«	1,789,029
33,384	Vornado Realty Trust	2,940,797
110,051	Weyerhaeuser Company	2,550,982

		36,442,044

Real Estate Management & Development: 0.06%
59,673	CB Richard Ellis Group Incorporated Class A†	1,324,144

Thrifts & Mortgage Finance: 0.09%
108,134	Hudson City Bancorp Incorporated«	1,187,311
75,761	People’s United Financial Incorporated«	978,075

		2,165,386

Health Care: 10.39%

Biotechnology: 1.23%
194,010	Amgen Incorporated†	10,686,071
48,933	Biogen Idec Incorporated«†	3,203,644
96,642	Celgene Corporation†	4,979,962

26 Wells Fargo Advantage Index Portfolio	Portfolio of Investments—January 31, 2011 (Unaudited)

Shares	Security Name	Value
Biotechnology (continued)
15,448	Cephalon Incorporated«†	$912,668
53,182	Genzyme Corporation†	3,900,900
166,710	Gilead Sciences Incorporated†	6,398,330

		30,081,575

Health Care Equipment & Supplies: 1.63%
119,658	Baxter International Incorporated	5,802,216
47,221	Becton Dickinson & Company«	3,916,982
312,135	Boston Scientific Corporation†	2,178,702
19,077	C.R. Bard Incorporated	1,799,915
45,779	CareFusion Corporation†	1,177,894
29,179	DENTSPLY International Incorporated	1,035,271
34,308	Hospira Incorporated†	1,894,831
8,068	Intuitive Surgical Incorporated†	2,605,238
221,746	Medtronic Incorporated	8,497,307
70,398	St. Jude Medical Incorporated†	2,851,119
70,129	Stryker Corporation«	4,036,625
24,433	Varian Medical Systems Incorporated†	1,650,938
40,543	Zimmer Holdings Incorporated†	2,398,524

		39,845,562

Health Care Providers & Services: 2.00%
82,157	Aetna Incorporated«	2,706,252
56,746	AmerisourceBergen Corporation	2,034,912
71,656	Cardinal Health Incorporated	2,974,441
55,631	CIGNA Corporation	2,337,615
30,491	Coventry Health Care Incorporated†	913,815
19,959	DaVita Incorporated†	1,473,972
108,225	Express Scripts Incorporated†	6,096,314
34,563	Humana Incorporated†	2,003,617
20,883	Laboratory Corporation of America Holdings«†	1,877,591
51,964	McKesson Corporation	3,906,134
87,147	Medco Health Solutions Incorporated†	5,317,710
19,859	Patterson Companies Incorporated«	656,539
29,043	Quest Diagnostics Incorporated	1,653,999
99,700	Tenet Healthcare Corporation†	663,005
225,863	UnitedHealth Group Incorporated	9,271,676
80,825	WellPoint Incorporated†	5,020,849

		48,908,441

Health Care Technology: 0.06%
14,631	Cerner Corporation«†	1,446,274

Life Sciences Tools & Services: 0.36%
38,343	Life Technologies Corporation†	2,081,641
24,240	PerkinElmer Incorporated	620,059
81,619	Thermo Fisher Scientific Incorporated†	4,674,320
18,754	Waters Corporation†	1,432,618

		8,808,638

Pharmaceuticals: 5.11%
317,420	Abbott Laboratories	14,334,687
63,145	Allergan Incorporated	4,458,668
351,480	Bristol-Myers Squibb Company	8,850,266
208,374	Eli Lilly & Company	7,245,164
58,649	Forest Laboratories Incorporated†	1,892,017

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Index Portfolio 27

Shares	Security Name	Value
Pharmaceuticals (continued)
563,920	Johnson & Johnson	$33,705,498
632,633	Merck & Company Incorporated	20,984,437
89,369	Mylan Laboratories Incorporated†	2,069,786
1,644,777	Pfizer Incorporated	29,967,837
25,731	Watson Pharmaceuticals Incorporated†	1,402,854

		124,911,214

Industrials: 10.96%

Aerospace & Defense: 2.70%
150,635	Boeing Company	10,466,120
77,567	General Dynamics Corporation	5,848,552
25,745	Goodrich Corporation	2,333,012
160,202	Honeywell International Incorporated	8,972,914
37,701	ITT Corporation	2,221,343
23,242	L-3 Communications Holdings Incorporated	1,818,687
60,638	Lockheed Martin Corporation«	4,826,785
59,958	Northrop Grumman Corporation	4,155,089
29,285	Precision Castparts Corporation	4,187,462
74,856	Raytheon Company	3,742,051
32,207	Rockwell Collins Incorporated	2,065,757
189,614	United Technologies Corporation	15,415,618

		66,053,390

Air Freight & Logistics: 1.03%
34,090	C.H. Robinson Worldwide Incorporated	2,627,998
43,606	Expeditors International of Washington Incorporated	2,209,516
64,609	FedEx Corporation	5,835,485
203,070	United Parcel Service Incorporated Class B	14,543,873

		25,216,872

Airlines: 0.08%
153,410	Southwest Airlines Company«	1,817,909

Building Products: 0.04%
73,615	Masco Corporation	980,552

Commercial Services & Supplies: 0.58%
22,170	Avery Dennison Corporation	933,135
25,957	Cintas Corporation	728,353
10,228	Dun & Bradstreet Corporation	868,869
25,340	Equifax Incorporated	905,145
41,095	Iron Mountain Incorporated	1,002,307
41,757	Pitney Bowes Incorporated«	1,013,860
63,122	Republic Services Incorporated	1,946,682
30,217	Robert Half International Incorporated«	947,605
42,362	RR Donnelley & Sons Company	750,655
17,563	Stericycle Incorporated«†	1,378,520
97,702	Waste Management Incorporated«	3,699,975

		14,175,106

Construction & Engineering: 0.20%
36,713	Fluor Corporation«	2,540,172
25,894	Jacobs Engineering Group Incorporated†	1,330,175
44,254	Quanta Services Incorporated«†	1,050,147

		4,920,494

28 Wells Fargo Advantage Index Portfolio	Portfolio of Investments—January 31, 2011 (Unaudited)

Shares	Security Name	Value
Electrical Equipment: 0.53%
154,552	Emerson Electric Company	$9,100,022
29,115	Rockwell Automation Incorporated	2,358,606
19,440	Roper Industries Incorporated	1,510,294

		12,968,922

Industrial Conglomerates: 2.58%
146,790	3M Company	12,905,777
2,187,857	General Electric Company	44,063,440
56,449	Textron Incorporated«	1,484,044
100,503	Tyco International Limited	4,505,549

		62,958,810

Machinery: 2.26%
130,331	Caterpillar Incorporated«	12,643,410
40,619	Cummins Incorporated	4,300,740
110,113	Danaher Corporation	5,071,805
87,037	Deere & Company	7,911,663
38,356	Dover Corporation	2,458,620
34,559	Eaton Corporation	3,730,990
11,464	Flowserve Corporation	1,432,885
101,835	Illinois Tool Works Incorporated	5,447,154
66,533	Ingersoll-Rand plc«	3,140,358
74,888	Paccar Incorporated	4,230,423
23,652	Pall Corporation	1,310,557
33,128	Parker Hannifin Corporation	2,961,974
11,942	Snap-On Incorporated«	676,275

		55,316,854

Road & Rail: 0.82%
76,836	CSX Corporation«	5,424,622
74,615	Norfolk Southern Corporation	4,565,692
10,624	Ryder System Incorporated	510,802
101,264	Union Pacific Corporation	9,582,612

		20,083,728

Trading Companies & Distributors: 0.14%
30,274	Fastenal Company«	1,757,708
11,912	W.W. Grainger Incorporated«	1,566,071

		3,323,779

Information Technology: 18.85%

Communications Equipment: 2.23%
1,138,160	Cisco Systems Incorporated†	24,072,084
16,602	F5 Networks Incorporated†	1,799,325
26,341	Harris Corporation	1,225,910
45,721	JDS Uniphase Corporation†	775,885
107,435	Juniper Networks Incorporated†	3,987,987
60,303	Motorola Mobility Holdings Incorporated†	1,680,645
68,918	Motorola Solutions Incorporated	2,671,951
332,184	QUALCOMM Incorporated	17,981,120
75,757	Tellabs Incorporated	401,512

		54,596,419

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Index Portfolio 29

Shares	Security Name	Value
Computers & Peripherals: 4.45%
188,361	Apple Incorporated†	$63,914,655
344,841	Dell Incorporated†	4,538,108
423,085	EMC Corporation†	10,530,586
465,662	Hewlett-Packard Company	21,276,097
16,132	Lexmark International Incorporated†	562,039
74,215	NetApp Incorporated†	4,061,787
48,153	SanDisk Corporation†	2,184,702
47,188	Western Digital Corporation†	1,605,336

		108,673,310

Electronic Equipment & Instruments: 0.60%
71,124	Agilent Technologies Incorporated†	2,975,117
35,855	Amphenol Corporation Class A	1,984,216
320,924	Corning Incorporated	7,127,722
32,566	FLIR Systems Incorporated«†	1,010,849
40,255	Jabil Circuit Incorporated	813,554
28,369	Molex Incorporated«	741,849

		14,653,307

Internet Software & Services: 1.95%
37,442	Akamai Technologies Incorporated†	1,809,197
235,586	eBay Incorporated†	7,152,391
51,217	Google Incorporated Class A†	30,748,638
26,702	Monster Worldwide Incorporated†	444,588
8,906	Netflix Incorporated†	1,906,596
35,316	VeriSign Incorporated	1,188,383
267,663	Yahoo! Incorporated«†	4,314,728

		47,564,521

IT Services: 2.42%
101,277	Automatic Data Processing Incorporated	4,851,168
62,317	Cognizant Technology Solutions Corporation Class A†	4,546,025
31,722	Computer Sciences Corporation«	1,690,465
54,384	Fidelity National Information Services Incorporated«	1,654,905
30,538	Fiserv Incorporated†	1,886,332
255,108	International Business Machines Corporation	41,327,496
60,295	SAIC Incorporated«†	999,088
34,395	Teradata Corporation†	1,478,641
33,519	Total System Services Incorporated«	583,566

		59,017,686

Office Electronics: 0.12%
284,849	Xerox Corporation	3,025,096

Semiconductors & Semiconductor Equipment: 2.58%
117,595	Advanced Micro Devices Incorporated«†	920,769
64,182	Altera Corporation	2,411,318
61,326	Analog Devices Incorporated	2,381,289
274,350	Applied Materials Incorporated	4,304,552
93,515	Broadcom Corporation Class A	4,216,591
11,089	First Solar Incorporated«†	1,714,138

30 Wells Fargo Advantage Index Portfolio	Portfolio of Investments—January 31, 2011 (Unaudited)

Shares	Security Name	Value
Semiconductors & Semiconductor Equipment (continued)
1,145,396	Intel Corporation	$24,580,198
34,305	KLA-Tencor Corporation«	1,512,164
46,285	Linear Technology Corporation«	1,610,255
126,602	LSI Logic Corporation†	783,666
46,700	MEMC Electronic Materials Incorporated«†	517,903
38,363	Microchip Technology Incorporated«	1,399,099
175,931	Micron Technology Incorporated†	1,854,313
49,193	National Semiconductor Corporation	745,766
18,519	Novellus Systems Incorporated†	667,980
119,303	NVIDIA Corporation†	2,853,728
37,249	Teradyne Incorporated«†	621,313
241,103	Texas Instruments Incorporated	8,175,803
53,207	Xilinx Incorporated«	1,713,265

		62,984,110

Software: 3.83%
104,461	Adobe Systems Incorporated†	3,452,436
46,694	Autodesk Incorporated†	1,899,512
36,484	BMC Software Incorporated†	1,740,287
78,793	CA Incorporated	1,875,273
38,558	Citrix Systems Incorporated†	2,436,094
44,976	Compuware Corporation†	482,143
68,140	Electronic Arts Incorporated†	1,062,303
57,403	Intuit Incorporated†	2,693,923
31,652	McAfee Incorporated†	1,516,131
1,545,989	Microsoft Corporation	42,862,545
72,193	Novell Incorporated†	434,602
794,852	Oracle Corporation	25,459,110
39,134	Red Hat Incorporated†	1,617,017
24,284	Salesforce.com Incorporated†	3,136,036
159,397	Symantec Corporation†	2,806,981

		93,474,393

Materials: 3.59%

Chemicals: 2.06%
44,000	Air Products & Chemicals Incorporated	3,839,000
15,365	Airgas Incorporated	962,925
14,606	CF Industries Holdings Incorporated	1,972,394
238,343	Dow Chemical Company	8,456,410
187,455	E.I. du Pont de Nemours & Company	9,500,219
14,811	Eastman Chemical Company	1,375,349
47,667	Ecolab Incorporated	2,368,573
14,895	FMC Corporation	1,132,914
16,417	International Flavors & Fragrances Incorporated	936,590
110,144	Monsanto Company	8,082,367
33,475	PPG Industries Incorporated«	2,821,273
62,913	Praxair Incorporated	5,853,426
18,396	Sherwin-Williams Company	1,558,693
24,908	Sigma-Aldrich Corporation«	1,585,394

		50,445,527

Construction Materials: 0.05%
26,364	Vulcan Materials Company«	1,122,052

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Index Portfolio 31

Shares	Security Name	Value
Containers & Packaging: 0.16%
18,136	Ball Corporation	$1,290,014
22,217	Bemis Company Incorporated	723,163
33,601	Owens-Illinois Incorporated†	990,893
32,789	Sealed Air Corporation	875,138

		3,879,208

Metals & Mining: 1.17%
22,586	AK Steel Holding Corporation«	359,117
209,745	Alcoa Incorporated«	3,475,475
20,245	Allegheny Technologies Incorporated«	1,319,772
27,815	Cliffs Natural Resources Incorporated	2,377,070
96,691	Freeport-McMoRan Copper & Gold Incorporated Class B	10,515,146
101,247	Newmont Mining Corporation	5,575,672
64,832	Nucor Corporation«	2,976,437
18,499	Titanium Metals Corporation«	348,706
29,490	United States Steel Corporation«	1,700,688

		28,648,083

Paper & Forest Products: 0.15%
89,828	International Paper Company	2,594,233
34,550	MeadWestvaco Corporation«	989,167

		3,583,400

Telecommunication Services: 2.87%

Diversified Telecommunication Services: 2.56%
1,213,569	AT&T Incorporated	33,397,419
62,269	CenturyTel Incorporated«	2,692,512
204,084	Frontier Communications Corporation«	1,871,450
357,852	Qwest Communications International Incorporated	2,551,485
580,456	Verizon Communications Incorporated	20,675,843
99,324	Windstream Corporation	1,272,340

		62,461,049

Wireless Telecommunication Services: 0.31%
81,948	American Tower Corporation Class A†	4,167,875
53,854	MetroPCS Communications Incorporated†	696,332
613,365	Sprint Nextel Corporation«†	2,772,410

		7,636,617

Utilities: 3.20%

Electric Utilities: 1.83%
34,896	Allegheny Energy Incorporated	899,619
98,621	American Electric Power Company Incorporated	3,518,797
59,659	Consolidated Edison Incorporated«	2,977,581
271,985	Duke Energy Corporation«	4,863,092
66,903	Edison International	2,427,241
37,149	Entergy Corporation	2,681,043
135,816	Exelon Corporation	5,773,538
62,595	FirstEnergy Corporation«	2,448,716
85,390	Nextera Energy Incorporated	4,564,949
36,205	Northeast Utilities	1,191,869
46,099	Pepco Holdings Incorporated	856,058
22,323	Pinnacle West Capital Corporation	908,769

32 Wells Fargo Advantage Index Portfolio	Portfolio of Investments—January 31, 2011 (Unaudited)

Shares	Security Name	Value
Electric Utilities (continued)
99,240	PPL Corporation	$2,559,400
60,152	Progress Energy Incorporated	2,702,028
172,214	The Southern Company	6,478,691

		44,851,391

Gas Utilities: 0.07%
9,350	Nicor Incorporated«	471,895
21,867	ONEOK Incorporated	1,287,748

		1,759,643

Independent Power Producers & Energy Traders: 0.17%
135,937	AES Corporation†	1,685,619
41,028	Constellation Energy Group Incorporated	1,323,153
50,760	NRG Energy Incorporated†	1,053,270

		4,062,042

Multi-Utilities: 1.13%
49,247	Ameren Corporation	1,397,137
86,897	CenterPoint Energy Incorporated	1,403,387
50,222	CMS Energy Corporation«	979,329
119,202	Dominion Resources Incorporated«	5,190,055
34,727	DTE Energy Company	1,606,471
15,931	Integrys Energy Group Incorporated	758,156
57,148	NiSource Incorporated«	1,064,096
80,507	PG&E Corporation	3,725,864
103,889	Public Service Enterprise Group Incorporated	3,369,120
23,251	SCANA Corporation«	982,820
49,293	Sempra Energy	2,566,687
44,095	TECO Energy Incorporated«	811,789
24,004	Wisconsin Energy Corporation	1,447,201
94,480	Xcel Energy Incorporated	2,226,886
		27,528,998

Total Common Stocks (Cost $2,021,394,589)		2,401,656,594

Principal		Interest Rate	Maturity Date
Short-Term Investments: 9.13%

Corporate Bonds & Notes: 0.24%
$4,909,119	Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	2,089,812
6,456,258	VFNC Corporation(a)(i)(v)±††	0.23	09/29/2011	3,744,629

				5,834,441

Shares		Yield
Investment Companies: 8.76%
33,787,749	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12	33,787,749
180,193,211	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.26	180,193,211

			213,980,960

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Index Portfolio 33

Principal	Security Name		Interest Rate	Maturity Date	Value
US Treasury Bills: 0.13%
$2,500,000	US Treasury Bill#^		0.08%	02/03/2011	$2,499,985
750,000	US Treasury Bill#^		0.01	03/03/2011	749,912
					3,249,897

Total Short-Term Investments (Cost $220,709,410)					223,065,298

Total Investments in Securities (Cost $2,242,103,999)*		107.42%			2,624,721,892
Other Assets and Liabilities, Net		(7.42)			(181,253,499)

Total Net Assets		100.00%			$2,443,468,393

#	Security pledged as collateral for futures transactions.

^	Zero coupon security. Rate represents yield to maturity.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investments.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate. The total cost of affiliated investments is $255,376,655.

(u)	Rate shown is the 7-day annualized yield at period end.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

*	Cost for federal income tax purposes is $2,257,831,468 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$603,954,894
Gross unrealized depreciation	(237,064,470)

Net unrealized appreciation	$366,890,424

34 Wells Fargo Advantage Index Portfolio	Notes to Portfolio of Investments (Unaudited)
Notes to Portfolio of Investments
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on the The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fair Valuation Procedures of Wells Fargo Advantage Index Portfolio (the “Portfolio”).
Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Security loans
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, the Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.
The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.
In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolios’ former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the investment adviser to the funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in

Notes to Portfolio of Investments (Unaudited)	Wells Fargo Advantage Index Portfolio 35
securities lending (“side pocketing”) based on each fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each such fund’s percentage ownership of the joint account as of such date.
Futures contracts
The Portfolio may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.
Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
▪	Level 1 — quoted prices in active markets for identical securities
▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
▪	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of January 31, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Equity securities
Common stocks	$2,401,656,594	$0	$0	$2,401,656,594
Short-term investments
Corporate bonds and notes	0	0	5,834,441	5,834,441
Investment companies	33,787,749	180,193,211	0	213,980,960
US Treasury securities	0	3,249,897	0	3,249,897
	$2,435,444,343	$183,443,108	$5,834,441	$2,624,721,892

36 Wells Fargo Advantage Index Portfolio	Notes to Portfolio of Investments (Unaudited)
As of January 31, 2010, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Futures contracts	$487,642	$0	$0	$487,642
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate bonds
and notes

Balance as of September 30, 2010	$6,006,178
Realized gains (losses)	0
Change in unrealized gains (losses)	531,089
Purchases	0
Sales	(702,826)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of January 31, 2011	$5,834,441
Change in unrealized gains or losses included in earnings relating to securities still held at January 31, 2011.	$155,886
DERIVATIVE TRANSACTIONS
During the four months ended January 31, 2011, the Portfolio entered into futures contracts to gain market exposure.
At January 31, 2011, the Portfolio had long futures contracts outstanding as follows:

			Initial Contract	Value at	Net Unrealized
Expiration Date	Contracts	Type	Amount	January 31, 2011	Gains

March 2011	123 Long	S&P 500 Index	$38,946,158	$39,433,800	$487,642
The Portfolio had an average contract amount of $26,152,399 in long futures contracts during the four months ended January 31, 2011.
On January 31, 2011, the receivable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin.

Statement of Assets and Liabilities—January 31, 2011 (Unaudited)	Wells Fargo Advantage Index Portfolio 37

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$2,375,799,045
In affiliated securities, at value	248,922,847

Total investments, at value (see cost below)	2,624,721,892
Receivable for investment sold	5,826
Receivable for dividends and interest	2,295,283
Receivable for daily variation margin on open futures contracts	337,620
Receivable for securities lending income	9,498
Prepaid expenses and other assets	17,991

Total assets	2,627,388,110

Liabilities
Payable upon receipt of securities loaned	183,671,763
Investment advisory fee payable	142,743
Accrued expenses and other liabilities	105,211

Total liabilities	183,919,717

Total net assets	$2,443,468,393

Total investments, at cost	$2,242,103,999

Securities on loan, at value	$179,342,915

38 Wells Fargo Advantage Index Fund	Other Information (Unaudited)
PORTFOLIO HOLDINGS INFORMATION
The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site ( www.wellsfargo.com/advantagefunds ) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BOARD OF TRUSTEES
The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships

Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust

David F. Larcker (Born 1951)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Index Fund 39

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the Independent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust

Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust
Officers

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years

Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

40 Wells Fargo Advantage Index Fund	Other Information (Unaudited)

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years

Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

List of Abbreviations	Wells Fargo Advantage Index Fund 41
The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	—	Association of Bay Area Governments
ACB	—	Agricultural Credit Bank
ADR	—	American Depositary Receipt
ADS	—	American Depository Shares
AGC - ICC	—	Assured Guaranty Corporation — Insured Custody Certificates
AGM	—	Assured Guaranty Municipal
AMBAC	—	American Municipal Bond Assurance Corporation
AMT	—	Alternative Minimum Tax
ARM	—	Adjustable Rate Mortgages
AUD	—	Australian Dollar
BAN	—	Bond Anticipation Notes
BART	—	Bay Area Rapid Transit
BHAC	—	Berkshire Hathaway Assurance Corporation
BRL	—	Brazil Real
CAD	—	Canadian Dollar
CDA	—	Community Development Authority
CDO	—	Collateralized Debt Obligation
CDSC	—	Contingent Deferred Sales Charge
CGIC	—	Capital Guaranty Insurance Company
CGY	—	Capital Guaranty Corporation
CHF	—	Swiss Franc
CIFG	—	CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COP	—	Certificate of Participation
CP	—	Commercial Paper
CR	—	Custody Receipts
CTF	—	Common Trust Fund
DEM	—	Deutsche Mark
DKK	—	Danish Krone
DRIVER	—	Derivative Inverse Tax-Exempt Receipts
DW&P	—	Department of Water & Power
DWR	—	Department of Water Resources
ECFA	—	Educational & Cultural Facilities Authority
EDFA	—	Economic Development Finance Authority
ETET	—	Eagle Tax-Exempt Trust
ETF	—	Exchange-Traded Fund
EUR	—	Euro
FFCB	—	Federal Farm Credit Bank
FGIC	—	Financial Guaranty Insurance Corporation
FHA	—	Federal Housing Authority
FHAG	—	Federal Housing Agency
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FRF	—	French Franc
FSA	—	Farm Service Agency
GBP	—	Great British Pound
GDR	—	Global Depositary Receipt
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HCFR	—	Healthcare Facilities Revenue
HEFA	—	Health & Educational Facilities Authority
HEFAR	—	Higher Education Facilities Authority Revenue
HFA	—	Housing Finance Authority
HFFA	—	Health Facilities Financing Authority
HKD	—	Hong Kong Dollar
HUD	—	Housing & Urban Development
HUF	—	Hungarian Forint
IDA	—	Industrial Development Authority
IDAG	—	Industrial Development Agency
IDR	—	Industrial Development Revenue
IEP	—	Irish Pound
JPY	—	Japanese Yen
KRW	—	Republic of Korea Won
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LLP	—	Limited Liability Partnership
LOC	—	Letter of Credit
LP	—	Limited Partnership
MBIA	—	Municipal Bond Insurance Association
MFHR	—	Multi-Family Housing Revenue
MFMR	—	Multi-Family Mortgage Revenue
MMD	—	Municipal Market Data
MSTR	—	Municipal Securities Trust Receipts
MTN	—	Medium Term Note
MUD	—	Municipal Utility District
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NATL-RE	—	National Public Finance Guarantee Corporation
NLG	—	Netherlands Guilder
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PCFA	—	Pollution Control Finance Authority
PCR	—	Pollution Control Revenue
PFA	—	Public Finance Authority
PFFA	—	Public Facilities Financing Authority
PFOTER	—	Puttable Floating Option Tax-Exempt Receipts
plc	—	Public Limited Company
PLN	—	Polish Zloty
PSFG	—	Public School Fund Guaranty
PUTTER	—	Puttable Tax-Exempt Receipts
R&D	—	Research & Development
RDA	—	Redevelopment Authority
RDFA	—	Redevelopment Finance Authority
REITS	—	Real Estate Investment Trusts
ROC	—	Reset Option Certificates
SEK	—	Swedish Krona
SFHR	—	Single Family Housing Revenue
SFMR	—	Single Family Mortgage Revenue
SGD	—	Singapore Dollar
SKK	—	Slovakian Koruna
SLMA	—	Student Loan Marketing Association
SPDR	—	Standard & Poor’s Depositary Receipts
STIT	—	Short-Term Investment Trust
TAN	—	Tax Anticipation Notes
TBA	—	To Be Announced
TRAN	—	Tax Revenue Anticipation Notes
TRC	—	Transferable Custody Receipts
TRY	—	Turkish Lira
TTFA	—	Transportation Trust Fund Authority
USD	—	Unified School District
XLCA	—	XL Capital Assurance
ZAR	—	South African Rand

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More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.
NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	201104 03-11 SEGFNLD/SAR112

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
▪	Wells Fargo Advantage Capital Growth Fund

▪	Wells Fargo Advantage Endeavor Select FundSM

▪	Wells Fargo Advantage Growth Fund

▪	Wells Fargo Advantage Large Cap Growth Fund

▪	Wells Fargo Advantage Omega Growth Fund

▪	Wells Fargo Advantage Premier Large Company Growth Fund

▪	Wells Fargo Advantage Strategic Large Cap Growth Fund

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery
Contents

Letter to Shareholders	2

Performance Highlights
Wells Fargo Advantage Capital Growth Fund	6
Wells Fargo Advantage Endeavor Select Fund	8
Wells Fargo Advantage Growth Fund	10
Wells Fargo Advantage Large Cap Growth Fund	12
Wells Fargo Advantage Omega Growth Fund	14
Wells Fargo Advantage Premier Large Company Growth Fund	16
Wells Fargo Advantage Strategic Large Cap Growth Fund	18

Fund Expenses	20

Portfolio of Investments
Wells Fargo Advantage Capital Growth Fund	24
Wells Fargo Advantage Endeavor Select Fund	28
Wells Fargo Advantage Growth Fund	31
Wells Fargo Advantage Large Cap Growth Fund	36
Wells Fargo Advantage Omega Growth Fund	40
Wells Fargo Advantage Premier Large Company Growth Fund	44
Wells Fargo Advantage Strategic Large Cap Growth Fund	48

Financial Statements

Statements of Assets and Liabilities	52
Statements of Operations	54
Statements of Changes in Net Assets	56
Financial Highlights	64

Notes to Financial Statements	75

Other Information	85

List of Abbreviations	88
The views expressed are as of January 31, 2011, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage Large Cap Stock Funds.

 NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE

WELLS FARGO
     INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978
Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.
Wells Fargo Advantage Funds®
Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.
Strength
Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.
Expertise
Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.
Partnership
Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.
Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.
The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

 NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE
Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 120 mutual funds across a wide range of asset classes, representing over $232 billion in assets under management, as of January 31, 2011.

Equity Funds

Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Growth Fund
Classic Value Fund	Growth Opportunities Fund	Small Cap Opportunities Fund
Common Stock Fund	Health Care Fund	Small Cap Value Fund
Core Equity Fund	Index Fund	Small Company Growth Fund
Disciplined Global Equity Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Disciplined Value Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Social Sustainability Fund†
Diversified Equity Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Special Small Cap Value Fund
Diversified Small Cap Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Growth Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Emerging Markets Equity Fund	Mid Cap Growth Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund

Bond Funds

Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund

Asset Allocation Funds

Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†

Money Market Funds

100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund

Variable Trust Funds[1]

VT Core Equity Fund	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Discovery Fund†	VT Omega Growth Fund	VT Total Return Bond Fund
VT Index Asset Allocation Fund	VT Opportunity Fund†
VT International Equity Fund	VT Small Cap Growth Fund
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.
Not part of the semi-annual report.

2 Wells Fargo Advantage Large Cap Stock Funds	Letter to Shareholders
While the equity markets delivered strong six-month returns against the backdrop of a strengthening economy, the period was not without its share of macroeconomic challenges, domestic and international political uncertainty, and market volatility
Dear Valued Shareholder,
We are pleased to provide you with this semiannual report for the Wells Fargo Advantage Large Cap Stock Funds for the six-month period that ended January 31, 2011.
While the equity markets delivered strong six-month returns against the backdrop of a strengthening economy, the period was not without its share of macroeconomic challenges, domestic and international political uncertainty, and market volatility—once again highlighting the value of a well-diversified investment strategy. As always, we believe that such a strategy can enable investors to balance risks and opportunities as they pursue long-term financial goals in a dynamic market environment.
The economic recovery stayed on track.
The U.S. economic recovery that began in the summer of 2009 gained momentum, particularly toward the end of 2010. After expanding by 2.6% in the third quarter of 2010, gross domestic product (GDP) accelerated to an annualized rate of 3.2% in the fourth quarter. Although the path of recovery has been uneven at times and growth remains subpar compared with previous recoveries, the general consensus among economists is that the economy will likely avoid a double-dip recession. That said, persistent weakness in the labor and housing markets bears close watching in the months ahead.
Jobs and housing remained troublesome.
At the end of the year, the unemployment rate stood at 9.4%—down from 9.9% a year earlier but still stubbornly high. The rate fell even further in January 2011 to 9.0%. Unfortunately, the drop may be more attributable to a decline in the labor force than to a meaningful uptick in hiring. In fact, employers added only 1.1 million jobs for all of 2010, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite some tentative late-year signs of stabilization.
Other economic data were more encouraging, reflecting greater confidence in the recovery on the part of both consumers and businesses. Retail sales came in strong at certain points during the year—including the critical holiday shopping season—while industrial production and new orders have picked up. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and technology. Core inflation, which excludes volatile food and energy prices, remained benign.
The Fed continued to do its part.
With inflation subdued, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. In its first statement of 2011, released on January 26, the Fed explained that the most recent economic data “confirms that the economic recovery is continuing, though at a rate that has been insufficient to bring about significant improvement in labor market conditions.” The statement noted that, while consumer and business spending has risen, activity remains constrained due to modest income growth, lower housing wealth, and tight credit. As a result, the Fed indicated that it intends to keep short-term rates at historically low levels for as long as needed to promote a more robust recovery.

Letter to Shareholders	Wells Fargo Advantage Large Cap Stock Funds 3
The Fed also stated that it plans to proceed with other stimulus measures, including its second round of quantitative easing (QE2)—a plan to purchase $600 billion in long-term Treasury securities by mid-2011. The introduction of QE2 in November 2010 marked a turning point for equity markets in that it ushered in a favorable shift in investor sentiment. By and large, investors interpreted the plan as further evidence of the Fed’s commitment to stabilizing the rate of inflation and spurring economic growth.
The second half of 2010 was a solid year for equities.
QE2 was certainly not the only catalyst for the equity markets over the six-month period that ended January 31, 2011. Along with more upbeat economic data, better-than-expected corporate earnings played a role in driving stock prices higher. Throughout the past year, quarterly earnings per share for the majority of companies in the S&P 500 Index consistently exceeded Wall Street estimates. As 2010 drew to a close, the midterm congressional elections and the extension of the Bush-era tax cuts provided additional tailwinds, helping the markets finish the six-month period on a strong note.
For the six-month period, the broad equity market indexes posted exceptionally strong returns. The S&P 500 Index and the Dow Jones Industrial Average advanced 17.9% and 15.2%, respectively, and the tech-heavy NASDAQ Composite Index returned 20.5%. Investors were generally rewarded across the market-capitalization spectrum, with small- and mid-cap stocks outpacing large-cap stocks. In terms of investment style, growth stocks outperformed their value counterparts for the period.
To be sure, the gains were hard-earned, as the markets had to contend with numerous issues along the way, including the European sovereign debt crisis, civilian unrest and political upheaval in Tunisia and Egypt, China’s efforts to slow growth and manage inflation, and doubts about the sustainability of a domestic economic expansion. In particular, the early part of the third quarter witnessed bouts of heightened market volatility as economic data, although expanding remained tepid. This led to increased fears that the U.S. economy was losing momentum and falling back into a recession. As the third and fourth quarters progressed, however, volatility—as measured by the Chicago Board Options Exchange Volatility Index—abated amid reduced fears of a double-dip recession. This renewed optimism was bolstered by improving corporate earnings, additional stimulus from the Fed, and the midterm elections, which provided more clarity around tax policy and the regulatory environment.
Investors should keep a long-term perspective.
In our view, the equity markets’ dramatic rebound over the past two years from a severe downturn underscores the importance of maintaining a disciplined, long-term investment strategy through changing market cycles. By staying focused on your long-term goals, you may be better positioned to both navigate falling markets and participate in rising markets.
To help you build a well-diversified strategy based on your personal objectives and risk tolerance, Wells Fargo Advantage Funds® offers more than 120 mutual funds and other investments covering a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit
In our view, the equity markets’ dramatic rebound over the past two years from a severe downturn underscores the importance of maintaining a disciplined, long-term investment strategy through changing market cycles.

4 Wells Fargo Advantage Large Cap Stock Funds	Letter to Shareholders
or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.
Thank you for choosing Wells Fargo Advantage Funds. We appreciate your continued confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.
Sincerely,
Karla M. Rabusch
President
Wells Fargo Advantage Funds

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6 Wells Fargo Advantage Large Cap Stock Funds	Performance Highlights
Wells Fargo Advantage Capital Growth Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Michael Harris, CFA
Thomas J. Pence, CFA
FUND INCEPTION
November 3, 1997
TEN LARGEST EQUITY HOLDINGS2
(AS OF JANUARY 31, 2011)

Apple Incorporated	5.27%
Ford Motor Company	2.54%
Walt Disney Company	2.49%
Precision Castparts Corporation	2.23%
Oracle Corporation	2.12%
Amazon.com Incorporated	2.09%
Eaton Corporation	2.04%
Google Incorporated Class A	2.01%
DIRECTV Group Incorporated	1.95%
American Tower Corporation Class A	1.95%

1.	Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

2.	The ten largest equity holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Advantage Large Cap Stock Funds 7
Wells Fargo Advantage Capital Growth Fund (continued)
AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JANUARY 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Month*	1 Year	5 Year	10 Year	6 Month*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (WFCGX)	07/31/2007	15.66	19.27	(0.40)	1.59	22.74	26.52	0.78	2.20	1.23%	1.20%
Class C (WFCCX)	07/31/2007	21.24	24.58	0.09	1.57	22.24	25.58	0.09	1.57	1.98%	1.95%
Administrator Class (WFCDX)	06/30/2003					22.83	26.88	1.12	2.50	1.07%	0.94%
Institutional Class (WWCIX)	04/08/2005					23.01	27.13	1.31	2.61	0.80%	0.70%
Investor Class (SLGIX)	11/03/1997					22.67	26.47	0.70	2.15	1.30%	1.27%
Russell 1000® Growth Index[6]						20.96	25.14	3.91	(0.40)

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.
Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading risk and foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Performance shown for Class A and Administrator Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Performance shown for Class C shares prior to its inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Performance shown for the Institutional Class shares prior to its inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.

4.	Reflects the expense ratios as stated in the December 1, 2010 prospectuses.

5.	The investment adviser has contractually committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

6.	The Russell 1000® Growth Index measures the performance of those Russell 1000 Growth Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

8 Wells Fargo Advantage Large Cap Stock Funds	Performance Highlights
Wells Fargo Advantage Endeavor Select Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Michael Harris, CFA
Thomas J. Pence, CFA
Michael T. Smith, CFA
FUND INCEPTION
December 29, 2000
TEN LARGEST EQUITY HOLDINGS2
(AS OF JANUARY 31, 2011)

Apple Incorporated	6.50%
Oracle Corporation	3.05%
Walt Disney Company	3.05%
Ford Motor Company	2.93%
Eaton Corporation	2.84%
American Tower Corporation Class A	2.79%
Amazon.com Incorporated	2.71%
Cummins Incorporated	2.63%
Halliburton Company	2.62%
DIRECTV Group Incorporated	2.55%

1.	Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

2.	The ten largest equity holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Advantage Large Cap Stock Funds 9
Wells Fargo Advantage Endeavor Select Fund (continued)
AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JANUARY 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Month*	1 Year	5 Year	10 Year	6 Month*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (STAEX)	12/29/2000	14.39	20.24	(0.58)	0.07	21.43	27.55	0.60	0.66	1.25%	1.25%
Class B (WECBX)**	12/29/2000	15.93	21.50	(0.60)	0.14	20.93	26.50	(0.19)	0.14	2.00%	2.00%
Class C (WECCX)	12/29/2000	19.93	25.50	(0.17)	(0.10)	20.93	26.50	(0.17)	(0.10)	2.00%	2.00%
Administrator Class (WECDX)	04/08/2005					21.53	27.75	0.85	0.80	1.09%	1.01%
Institutional Class (WFCIX)	04/08/2005					21.74	28.08	1.06	0.92	0.82%	0.81%
Russell 1000® Growth Index[6]						20.96	25.14	3.91	(0.40)

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.
Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading risk, foreign investment risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Performance shown for the Administrator Class and Institutional Class shares prior to their inception reflects the performance of the Fund’s Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns would be higher.

4.	Reflects the expense ratios as stated in the December 1, 2010 prospectuses.

5.	The investment adviser has contractually committed through November 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratio at 1.25% for Class A shares, 2.00% for Class B shares, 2.00% for Class C shares, 1.00% for Administrator Class shares and 0.80% for Institutional Class shares, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

6.	The Russell 1000® Growth Index measures the performance of those Russell 1000 Growth Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

10 Wells Fargo Advantage Large Cap Stock Funds	Performance Highlights
Wells Fargo Advantage Growth Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Joseph M. Eberhardy, CFA, CPA
Thomas C. Ognar, CFA
Bruce C. Olson, CFA
FUND INCEPTION
December 31, 1993
TEN LARGEST EQUITY HOLDINGS2
(AS OF JANUARY 31, 2011)

Apple Incorporated	4.31%
Alexion Pharmaceuticals Incorporated	2.82%
Google Incorporated Class A	2.53%
Praxair Incorporated	2.52%
Priceline.com Incorporated	2.19%
Tractor Supply Company	1.80%
Mettler-Toledo International Incorporated	1.66%
NII Holdings Incorporated	1.45%
Brigham Exploration Company	1.45%
CarMax Incorporated	1.40%

1.	Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

2.	The ten largest equity holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Advantage Large Cap Stock Funds 11
Wells Fargo Advantage Growth Fund (continued)
AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JANUARY 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Month*	1 Year	5 Year	10 Year	6 Month*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (SGRAX)	02/24/2000	19.00	29.52	6.72	1.97	26.25	37.41	8.00	2.58	1.29%	1.29%
Class C (WGFCX)	12/26/2002	24.76	35.42	7.19	1.78	25.76	36.42	7.19	1.78	2.04%	2.04%
Administrator Class (SGRKX)	08/30/2002					26.39	37.83	8.36	2.99	1.13%	0.96%
Institutional Class (SGRNX)	02/24/2000					26.51	38.04	8.51	3.19	0.86%	0.80%
Investor Class (SGROX)	12/31/1993					26.14	37.30	7.85	2.52	1.36%	1.36%
Russell 3000® Growth Index[6]						21.14	25.83	3.85	(0.15)

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.
Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Performance shown for the Class C shares prior to its inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for Class A shares from February 24, 2000 through June 19, 2008 includes Advisor Class expenses.

4.	Reflects the expense ratios as stated in the December 1, 2010 prospectuses.

5.	The investment adviser has contractually committed through November 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s contractual expense ratio for Class A shares at 1.30%, Class C shares at 2.05% Administrator Class shares at 0.96%, Institutional Class shares at 0.80% and Investor Class shares at 1.37%, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

6.	The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth Index or the Russell 2000® Growth Index. You cannot invest directly in an index.

12 Wells Fargo Advantage Large Cap Stock Funds	Performance Highlights
Wells Fargo Advantage Large Cap Growth Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Joseph M. Eberhardy, CFA, CPA
Thomas C. Ognar, CFA
Bruce C. Olson, CFA
FUND INCEPTION
December 30, 1981
TEN LARGEST EQUITY HOLDINGS2
(AS OF JANUARY 31, 2011)

Apple Incorporated	4.84%
Google Incorporated Class A	3.20%
Praxair Incorporated	2.18%
Cognizant Technology Solutions Corporation Class A	1.99%
Emerson Electric Company	1.97%
QUALCOMM Incorporated	1.94%
Amazon.com Incorporated	1.85%
Schlumberger Limited	1.62%
Alexion Pharmaceuticals Incorporated	1.62%
EMC Corporation	1.45%

1.	Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

2.	The ten largest equity holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Advantage Large Cap Stock Funds 13
Wells Fargo Advantage Large Cap Growth Fund (continued)
AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JANUARY 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Month*	1 Year	5 Year	10 Year	6 Month*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (STAFX)	07/30/2010	14.22	17.50	1.87	(1.52)	21.19	24.70	3.08	(0.93)	1.27%	1.12%
Class C (STOFX)	07/30/2010	19.70	22.77	2.37	(1.61)	20.70	23.77	2.37	(1.61)	2.02%	1.87%
Administrator Class (STDFX)	07/30/2010					21.27	24.78	3.10	(0.92)	1.11%	0.95%
Institutional Class (STNFX)	07/30/2010					21.39	24.91	3.12	(0.91)	0.84%	0.75%
Investor Class (STRFX)	12/30/1981					21.11	24.61	3.07	(0.94)	1.34%	1.19%
Russell 1000® Growth Index[6]						20.96	25.14	3.91	(0.40)

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the fund’s prospectus for additional information on these and other risks.

3.	Performance shown for the Class A, Administrator Class and Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher. Performance shown for Class C shares prior to its inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares.

4.	Reflects the expense ratios as stated in the December 1, 2010 prospectuses.

5.	The investment adviser has contractually committed through November 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s contractual expense ratios shown, excluding acquiring fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

6.	The Russell 1000® Growth Index measures the performance of those Russell 1000 Growth Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

14 Wells Fargo Advantage Large Cap Stock Funds	Performance Highlights
Wells Fargo Advantage Omega Growth Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Thomas J. Pence, CFA
Michael T. Smith, CFA
FUND INCEPTION
April 29, 1968
TEN LARGEST EQUITY HOLDINGS2
(AS OF JANUARY 31, 2011)

Apple Incorporated	4.38%
Oracle Corporation	2.24%
NetLogic Microsystems Incorporated	1.78%
Cummins Incorporated	1.60%
Express Scripts Incorporated	1.59%
Eaton Corporation	1.59%
Halliburton Company	1.54%
SBA Communications Corporation Class A	1.47%
Amazon.com Incorporated	1.46%
Precision Castparts Corporation	1.43%

1.	Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

2.	The ten largest equity holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Advantage Large Cap Stock Funds 15
Wells Fargo Advantage Omega Growth Fund (continued)
AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JANUARY 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Month*	1 Year	5 Year	10 Year	6 Month*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (EKOAX)	04/29/1968	18.32	21.51	5.62	2.48	25.54	28.92	6.88	3.09	1.38%	1.30%
Class B (EKOBX)**	08/02/1993	20.07	22.93	5.77	2.57	25.07	27.93	6.08	2.57	2.13%	2.05%
Class C (EKOCX)	08/02/1993	24.10	26.96	6.09	2.34	25.10	27.96	6.09	2.34	2.13%	2.05%
Class R (EKORX)	10/10/2003					25.40	28.61	7.19	3.38	1.63%	1.55%
Administrator Class (EOMYX)	01/13/1997					25.67	29.25	7.15	3.37	1.22%	1.05%
Institutional Class (EKONX)	07/30/2010					25.87	29.44	7.19	3.38	0.95%	0.80%
Russell 3000® Growth Index[6]						21.14	25.83	3.85	(0.15)

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Class R shares are sold without a front-end sales charge or contingent deferred sales charge.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.
Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading, foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Performance shown for Class R shares prior to its inception reflects the performance of the Class A shares, adjusted to reflect the higher expenses applicable to Class R shares. Performance shown for the Institutional Class shares prior to its inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Omega Fund.

4.	Reflects the expense ratios as stated in the December 1, 2010 prospectuses.

5.	The investment adviser has contractually committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

6.	The Russell 3000® Growth Index measures the performance of those Russell 3000 Growth Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth Index or the Russell 2000® Growth Index. You cannot invest directly in an index.

16 Wells Fargo Advantage Large Cap Stock Funds	Performance Highlights
Wells Fargo Advantage Premier Large Company Growth Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Joseph M. Eberhardy, CFA, CPA
Thomas C. Ognar, CFA
Bruce C. Olson, CFA
FUND INCEPTION
September 11, 1935
TEN LARGEST EQUITY HOLDINGS2
(AS OF JANUARY 31, 2011)

Apple Incorporated	5.24%
Google Incorporated Class A	3.49%
Praxair Incorporated	2.47%
QUALCOMM Incorporated	2.15%
Emerson Electric Company	2.15%
Cognizant Technology Solutions Corporation Class A	2.13%
Amazon.com Incorporated	1.99%
Schlumberger Limited	1.74%
Alexion Pharmaceuticals Incorporated	1.73%
EMC Corporation	1.55%

1.	Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

2.	The ten largest equity holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Advantage Large Cap Stock Funds 17
Wells Fargo Advantage Premier Large Company Growth Fund (continued)
AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JANUARY 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Month*	1 Year	5 Year	10 Year	6 Month*	1 Year	5 Year	10 Year	Gross	Net[5]

Class A (EKJAX)	01/20/1998	14.05	15.66	4.52	1.23	20.97	22.77	5.77	1.83	1.29%	1.12%
Class B (EKJBX)**	09/11/1935	15.42	16.79	4.67	1.31	20.42	21.79	5.00	1.31	2.04%	1.87%
Class C (EKJCX)	01/22/1998	19.48	20.86	4.99	1.08	20.48	21.86	4.99	1.08	2.04%	1.87%
Administrator Class (WFPDX)	07/16/2010					21.03	22.82	5.84	1.91	1.13%	0.95%
Institutional Class (EKJYX)	06/30/1999					21.18	23.08	6.06	2.11	0.86%	0.75%
Investor Class (WFPNX)	07/16/2010					20.90	22.66	5.69	1.75	1.36%	1.19%
Russell 1000® Growth Index[6]						20.96	25.14	3.91	(0.40)

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the fund’s prospectus for additional information on these and other risks.

3.	Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Performance shown for the Investor Class shares prior to its inception reflects the performance of the Class A shares, adjusted to reflect the higher expenses applicable to the Investor Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Large Company Growth Fund.

4.	Reflects the expense ratios as stated in the December 1, 2010 prospectuses.

5.	The investment adviser has contractually committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

6.	The Russell 1000® Growth Index measures the performance of those Russell 1000 Growth Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

18 Wells Fargo Advantage Large Cap Stock Funds	Performance Highlights
Wells Fargo Advantage Strategic Large Cap Growth Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
W. Shannon Reid, CFA
David M. Chow, CFA
Jay Zelko
FUND INCEPTION
December 31, 1994
TEN LARGEST EQUITY HOLDINGS2
(AS OF JANUARY 31, 2011)

Apple Incorporated	5.77%
Google Incorporated Class A	3.18%
Schlumberger Limited	2.90%
Philip Morris International Incorporated	2.63%
QUALCOMM Incorporated	2.56%
Starbucks Corporation	2.20%
United Parcel Service Incorporated Class B	2.02%
Oracle Corporation	1.98%
EMC Corporation	1.92%
General Electric Company	1.90%

1.	Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

2.	The ten largest equity holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Advantage Large Cap Stock Funds 19
Wells Fargo Advantage Strategic Large Cap Growth Fund (continued)
AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JANUARY 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Month*	1 Year	5 Year	10 Year	6 Month*	1 Year	5 Year	10 Year	Gross	Net[5]

Class A (ESGAX)	05/11/2001	15.39	18.90	3.14	(0.42)	22.43	26.15	4.37	0.17	1.29%	1.07%
Class C (ESGTX)	05/11/2001	20.97	24.18	3.59	(0.56)	21.97	25.18	3.59	(0.56)	2.04%	1.82%
Class R (ESGRX)	10/10/2003					22.29	25.81	4.12	(0.04)	1.54%	1.32%
Administrator Class (ESGDX)	07/30/2010					22.54	26.33	4.50	0.29	1.13%	0.95%
Institutional Class (ESGIX)	12/31/1994					22.60	26.49	4.65	0.44	0.86%	0.80%
Russell 1000® Growth Index[6]						20.96	25.14	3.91	(0.40)

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.
Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Performance shown for Class A, Class C, Class R and Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to Class A, Class C, Class R and Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Strategic Growth Fund.

4.	Reflects the expense ratios as stated in the December 1, 2010 prospectuses.

5.	The investment adviser has contractually committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s contractual expense ratio shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

6.	The Russell 1000® Growth Index measures the performance of those Russell 1000 Growth Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

20 Wells Fargo Advantage Large Cap Stock Funds	Fund Expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2010 to January 31, 2011.
Actual Expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Net Annual
	08-01-2010	01-31-2011	the Period[1]	Expense Ratio

Wells Fargo Advantage Capital Growth Fund
Class A
Actual	$1,000.00	$1,227.41	$6.74	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.16	$6.11	1.20%
Class C
Actual	$1,000.00	$1,222.40	$10.92	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.38	$9.91	1.95%
Administrator Class
Actual	$1,000.00	$1,228.25	$5.28	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.47	$4.79	0.94%
Institutional Class
Actual	$1,000.00	$1,230.09	$3.93	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Investor Class
Actual	$1,000.00	$1,226.75	$7.13	1.27%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.46	1.27%

Fund Expenses	Wells Fargo Advantage Large Cap Stock Funds 21

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Net Annual
	08-01-2010	01-31-2011	the Period[1]	Expense Ratio

Wells Fargo Advantage Endeavor Select Fund™
Class A
Actual	$1,000.00	$1,214.29	$6.86	1.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.26	1.23%
Class B
Actual	$1,000.00	$1,209.33	$11.03	1.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.22	$10.06	1.98%
Class C
Actual	$1,000.00	$1,209.33	$11.03	1.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.22	$10.06	1.98%
Administrator Class
Actual	$1,000.00	$1,215.33	$5.58	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09	1.00%
Institutional Class
Actual	$1,000.00	$1,217.39	$4.42	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$4.02	0.79%

Wells Fargo Advantage Growth Fund

Class A
Actual	$1,000.00	$1,262.45	$7.19	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.41	1.26%
Class C
Actual	$1,000.00	$1,257.56	$11.44	2.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.07	$10.21	2.01%
Administrator Class
Actual	$1,000.00	$1,263.95	$5.48	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$4.89	0.96%
Institutional Class
Actual	$1,000.00	$1,265.06	$4.57	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Investor Class
Actual	$1,000.00	$1,261.40	$7.58	1.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.77	1.33%

Wells Fargo Advantage Large Cap Growth Fund

Class A
Actual	$1,000.00	$1,211.90	$6.24	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.70	1.12%
Class C
Actual	$1,000.00	$1,207.01	$10.40	1.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.78	$9.50	1.87%
Administrator Class
Actual	$1,000.00	$1,212.71	$5.35	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$4.89	0.96%
Institutional Class
Actual	$1,000.00	$1,213.94	$4.19	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Investor Class
Actual	$1,000.00	$1,211.08	$6.63	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.21	$6.06	1.19%

22 Wells Fargo Advantage Large Cap Stock Funds	Fund Expenses

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Net Annual
	08-01-2010	01-31-2011	the Period[1]	Expense Ratio

Wells Fargo Advantage Omega Growth Fund
Class A
Actual	$1,000.00	$1,255.40	$7.39	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.61	1.30%
Class B
Actual	$1,000.00	$1,250.68	$11.63	2.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.87	$10.41	2.05%
Class C
Actual	$1,000.00	$1,250.96	$11.63	2.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.87	$10.41	2.05%
Class R
Actual	$1,000.00	$1,254.04	$8.81	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.88	1.55%
Administrator Class
Actual	$1,000.00	$1,256.75	$5.97	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	$5.35	1.05%
Institutional Class
Actual	$1,000.00	$1,258.68	$4.55	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%

Wells Fargo Advantage Premier Large Company Growth Fund

Class A
Actual	$1,000.00	$1,209.66	$6.24	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.70	1.12%
Class B
Actual	$1,000.00	$1,204.23	$10.39	1.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.78	$9.50	1.87%
Class C
Actual	$1,000.00	$1,204.80	$10.39	1.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.78	$9.50	1.87%
Administrator Class
Actual	$1,000.00	$1,210.33	$5.29	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84	0.95%
Institutional Class
Actual	$1,000.00	$1,211.80	$4.18	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Investor Class
Actual	$1,000.00	$1,208.95	$6.63	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.21	$6.06	1.19%

Fund Expenses	Wells Fargo Advantage Large Cap Stock Funds 23

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Net Annual
	08-01-2010	01-31-2011	the Period[1]	Expense Ratio

Wells Fargo Advantage Strategic Large Cap Growth Fund
Class A
Actual	$1,000.00	$1,224.30	$6.00	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.45	1.07%
Class C
Actual	$1,000.00	$1,219.70	$10.18	1.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.03	$9.25	1.82%
Class R
Actual	$1,000.00	$1,222.93	$7.40	1.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.72	1.32%
Administrator Class
Actual	$1,000.00	$1,225.40	$5.33	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84	0.95%
Institutional Class
Actual	$1,000.00	$1,225.97	$4.49	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%

1.	Expenses paid is equal to each class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

24 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
CAPITAL GROWTH FUND

Shares	Security Name	Value
Common Stocks: 99.08%

Consumer Discretionary: 20.95%

Auto Components: 1.90%
725,650	Johnson Controls Incorporated	$27,857,704

Automobiles: 3.75%
192,560	Daimler AG	14,079,987
2,566,540	Ford Motor Company«†	40,936,313

		55,016,300

Hotels, Restaurants & Leisure: 1.48%
549,032	Marriott International Incorporated Class A«	21,681,274

Internet & Catalog Retail: 4.04%
197,810	Amazon.com Incorporated†	33,556,488
59,910	Priceline.com Incorporated†	25,672,633

		59,229,121

Media: 6.39%
1,123,370	CBS Corporation Class B«	22,276,427
740,234	DIRECTV Group Incorporated†	31,378,519
1,029,625	Walt Disney Company	40,021,524

		93,676,470

Multiline Retail: 1.51%
958,150	Macy’s Incorporated	22,181,173

Textiles, Apparel & Luxury Goods: 1.88%
510,570	Coach Incorporated	27,616,731

Consumer Staples: 1.78%

Food & Staples Retailing: 1.78%
363,450	Costco Wholesale Corporation«	26,110,248

Energy: 9.58%

Energy Equipment & Services: 4.24%
685,200	Halliburton Company	30,834,000
328,480	Pioneer Natural Resources Company	31,258,157

		62,092,157

Oil, Gas & Consumable Fuels: 5.34%
285,598	Hess Corporation	24,024,504
330,170	Newfield Exploration Company†	24,158,539
312,150	Occidental Petroleum Corporation	30,178,662

		78,361,705

Financials: 6.54%

Capital Markets: 3.38%
85,969	BlackRock Incorporated	17,023,581
104,700	Goldman Sachs Group Incorporated	17,131,014
625,830	Invesco Limited	15,483,034

		49,637,629

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 25
CAPITAL GROWTH FUND

Shares	Security Name	Value
Commercial Banks: 1.01%
687,560	Itau Unibanco Holding SA	$14,782,540

Consumer Finance: 0.85%
288,300	American Express Company	12,506,454

Diversified Financial Services: 1.30%
3,945,660	Citigroup Incorporated	19,018,081

Health Care: 7.98%

Health Care Equipment & Supplies: 1.80%
391,650	Varian Medical Systems Incorporated«†	26,463,791

Health Care Providers & Services: 4.75%
440,770	Express Scripts Incorporated«†	24,828,574
194,200	Laboratory Corporation of America Holdings«†	17,460,522
665,810	UnitedHealth Group Incorporated	27,331,501

		69,620,597

Pharmaceuticals: 1.43%
296,690	Allergan Incorporated«	20,949,281

Industrials: 16.00%

Aerospace & Defense: 2.44%
250,750	Precision Castparts Corporation	35,854,743

Electrical Equipment: 2.82%
370,700	Cooper Industries plc	22,709,082
516,400	Tyco Electronics Limited	18,709,172

		41,418,254

Industrial Conglomerates: 1.53%
1,110,498	General Electric Company	22,365,430

Machinery: 7.24%
396,400	AGCO Corporation«†	20,097,480
277,661	Cummins Incorporated	29,398,747
303,700	Eaton Corporation	32,787,452
266,570	Parker Hannifin Corporation	23,834,024

		106,117,703

Road & Rail: 1.97%
305,050	Union Pacific Corporation	28,866,882

Information Technology: 31.20%

Communications Equipment: 2.85%
142,950	F5 Networks Incorporated†	15,492,921
707,760	Juniper Networks Incorporated†	26,272,051

		41,764,972

Computers & Peripherals: 9.09%
249,725	Apple Incorporated†	84,736,687
1,091,920	EMC Corporation†	27,177,889
391,100	NetApp Incorporated«†	21,404,903

		133,319,479

26 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
CAPITAL GROWTH FUND

Shares	Security Name			Value
Electronic Equipment & Instruments: 1.85%
649,000	Agilent Technologies Incorporated†			$27,147,670

Internet Software & Services: 4.76%
244,860	Baidu.com Incorporated ADR†			26,599,142
122,392	Equinix Incorporated†			10,821,901
53,900	Google Incorporated Class A†			32,359,404

				69,780,447

IT Services: 2.07%
128,260	MasterCard Incorporated			30,334,773

Semiconductors & Semiconductor Equipment: 3.81%
479,000	ARM Holdings plc ADR«			11,994,160
728,600	Marvell Technology Group Limited†			13,850,686
1,445,650	Micron Technology Incorporated†			15,237,151
438,250	Texas Instruments Incorporated			14,861,058

				55,943,055

Software: 6.77%
331,900	Citrix Systems Incorporated†			20,969,442
1,066,200	Oracle Corporation			34,150,386
199,680	Salesforce.com Incorporated†			25,786,675
214,870	VMware Incorporated†			18,375,682

				99,282,185

Materials: 1.28%

Chemicals: 1.28%
524,350	LyondellBasell Class A†			18,845,139

Telecommunication Services: 3.77%

Wireless Telecommunication Services: 3.77%
615,434	American Tower Corporation Class A†			31,300,973
442,050	QUALCOMM Incorporated			23,928,163

				55,229,136

Total Common Stocks (Cost $1,191,793,055)				1,453,071,124

Principal		Interest Rate	Maturity Date
Short-Term Investments: 10.65%

Corporate Bonds & Notes: 0.38%
$4,635,696	Gryphon Funding Limited(v)(a)(i)	0.00%	08/05/2011	1,973,416
6,094,664	VFNC Corporation(v)††±(a)(i)	0.23	09/29/2011	3,536,065

				5,509,481

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 27
CAPITAL GROWTH FUND

Shares	Security Name	Yield	Value
Investment Companies: 10.27%
1,941,038	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12%	$1,941,038
148,731,901	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.26	148,731,901

			150,672,939

Total Short-Term Investments (Cost $153,957,746)			156,182,420

Total Investments in Securities (Cost $1,345,750,801)*	109.73%		1,609,253,544
Other Assets and Liabilities, Net	(9.73)		(142,722,625)

Total Net Assets	100.00%		$1,466,530,919

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(v)	Security represents investment of cash collateral received from securities on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,346,335,039 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$267,845,978
Gross unrealized depreciation	(4,927,473)

Net unrealized appreciation	$262,918,505
The accompanying notes are an integral part of these financial statements.

28 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011(Unaudited)
ENDEAVOR SELECT FUND

Shares	Security Name	Value
Common Stocks: 97.64%

Consumer Discretionary: 20.16%

Automobiles: 4.91%
291,600	Daimler AG	$21,321,792
2,573,500	Ford Motor Company«†	41,047,325

		62,369,117

Hotels, Restaurants & Leisure: 1.64%
528,500	Marriott International Incorporated Class A«	20,870,465

Internet & Catalog Retail: 5.59%
224,400	Amazon.com Incorporated†	38,067,216
76,800	Priceline.com Incorporated†	32,910,336

		70,977,552

Media: 6.18%
843,400	DIRECTV Group Incorporated†	35,751,726
1,099,812	Walt Disney Company	42,749,692

		78,501,418

Multiline Retail: 1.84%
1,005,800	Macy’s Incorporated	23,284,270

Energy: 9.90%

Energy Equipment & Services: 2.89%
815,100	Halliburton Company	36,679,500

Oil, Gas & Consumable Fuels: 7.01%
317,097	Hess Corporation	26,674,200
396,153	Newfield Exploration Company†	28,986,515
344,300	Occidental Petroleum Corporation	33,286,924

		88,947,639

Financials: 5.58%

Commercial Banks: 1.60%
944,700	Itau Unibanco Holding	20,311,050

Consumer Finance: 1.91%
557,700	American Express Company	24,193,026

Diversified Financial Services: 2.07%
5,463,751	Citigroup Incorporated	26,335,280

Health Care: 9.36%

Health Care Providers & Services: 4.86%
550,300	Express Scripts Incorporated«†	30,998,399
748,500	UnitedHealth Group Incorporated	30,725,925

		61,724,324

Life Sciences Tools & Services: 2.58%
783,000	Agilent Technologies Incorporated†	32,752,890

Pharmaceuticals: 1.92%
345,200	Allergan Incorporated«	24,374,572

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 29
ENDEAVOR SELECT FUND

Shares	Security Name	Value
Industrials: 15.38%

Aerospace & Defense: 2.55%
225,900	Precision Castparts Corporation«	$32,301,441

Industrial Conglomerates: 2.17%
1,368,811	General Electric Company	27,567,854

Machinery: 8.27%
348,494	Cummins Incorporated	36,898,545
368,800	Eaton Corporation	39,815,648
316,100	Parker Hannifin Corporation	28,262,501

		104,976,694

Road & Rail: 2.39%
321,089	Union Pacific Corporation	30,384,652

Information Technology: 32.57%

Communications Equipment: 6.67%
174,900	F5 Networks Incorporated«†	18,955,662
825,400	Juniper Networks Incorporated†	30,638,848
649,600	QUALCOMM Incorporated	35,162,848

		84,757,358

Computers & Peripherals: 10.97%
268,749	Apple Incorporated†	91,191,911
1,045,000	EMC Corporation†	26,010,050
403,200	NetApp Incorporated«†	22,067,136

		139,269,097

Internet Software & Services: 4.73%
302,000	Baidu.com Incorporated ADR«†	32,806,260
45,400	Google Incorporated Class A†	27,256,344

		60,062,604

Semiconductors & Semiconductor Equipment: 0.97%
490,832	ARM Holdings plc ADR«	12,290,433

Software: 9.23%
314,100	Citrix Systems Incorporated†	19,844,838
1,539,746	Oracle Corporation	49,318,064
191,400	Salesforce.com Incorporated†	24,717,396
272,388	VMware Incorporated«†	23,294,622

		117,174,920

Materials: 1.60%

Chemicals: 1.60%
564,800	LyondellBasell Class A†	20,298,912

Telecommunication Services: 3.09%

Wireless Telecommunication Services: 3.09%
770,447	American Tower Corporation Class A†	39,184,935

Total Common Stocks (Cost $926,838,475)		1,239,590,003

30 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
ENDEAVOR SELECT FUND

Principal	Security Name		Interest Rate	Maturity Date	Value
Short-Term Investments: 12.82%

Corporate Bonds & Notes: 0.58%
$6,198,115	Gryphon Funding Limited(v)(a)(i)		0.00%	08/05/2011	$2,638,538
8,151,489	VFNC Corporation††±(v)(a)(i)		0.23	09/29/2011	4,727,863

					7,366,401

Shares			Yield
Investment Companies: 12.24%
15,911,870	Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)		0.12		15,911,870
139,450,769	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.26		139,450,769

					155,362,639

Total Short-Term Investments (Cost $159,754,560)					162,729,040

Total Investments in Securities (Cost $1,086,593,035)*		110.46%			1,402,319,043

Other Assets and Liabilities, Net		(10.46)			(132,748,968)

Total Net Assets		100.00%			$1,269,570,075

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(v)	Security represents investment of cash collateral received from securities on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,088,491,064 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$315,894,559
Gross unrealized depreciation	(2,066,580)

Net unrealized appreciation	$313,827,979
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 31
GROWTH FUND

Shares	Security Name	Value
Common Stocks: 98.87%

Consumer Discretionary: 19.81%

Auto Components: 0.74%
200,000	Gentex Corporation«	$6,414,000
450,000	Johnson Controls Incorporated	17,275,500

		23,689,500

Hotels, Restaurants & Leisure: 2.65%
24,500	Chipotle Mexican Grill Incorporated«†	5,363,539
1,303,000	Life Time Fitness Incorporated«†	51,963,640
606,000	P.F. Chang’s China Bistro Incorporated«	27,900,240

		85,227,419

Internet & Catalog Retail: 5.80%
239,000	Amazon.com Incorporated†	40,543,960
133,000	Netflix Incorporated«†	28,472,640
200,000	Priceline.com Incorporated†	85,704,000
950,000	Shutterfly Incorporated«†	31,625,500

		186,346,100

Multiline Retail: 0.81%
515,000	Dollar Tree Incorporated†	26,048,700

Specialty Retail: 9.81%
1,670,000	CarMax Incorporated«†	54,525,500
1,240,000	Ctrip.com International Limited ADR«†	51,038,400
360,000	Dick’s Sporting Goods Incorporated«†	12,992,400
489,000	Green Mountain Coffee Roasters Incorporated«†	16,420,620
1,070,000	Hibbett Sports Incorporated«†	34,261,400
1,373,000	Tractor Supply Company	70,448,630
1,395,000	Ulta Salon Cosmetics & Fragrance Incorporated«†	51,670,800
50,000	Urban Outfitters Incorporated«†	1,691,000
700,000	Vitamin Shoppe Incorporated†	22,211,000

		315,259,750

Consumer Staples: 1.56%

Food & Staples Retailing: 1.56%
970,000	Whole Foods Market Incorporated«	50,158,700

Energy: 8.38%

Energy Equipment & Services: 1.19%
402,000	Pioneer Natural Resources Company	38,254,320

Oil, Gas & Consumable Fuels: 7.19%
1,909,000	Brigham Exploration Company«†	56,525,490
490,000	Concho Resources Incorporated«†	47,162,500
757,000	Continental Resources Incorporated«†	48,606,970
102,847	Northern Oil & Gas Incorporated†	2,835,492
537,250	Oasis Petroleum Incorporated«†	17,175,883
815,000	Southwestern Energy Company†	32,192,500
211,000	Whiting Petroleum Corporation†	26,645,080

		231,143,915

32 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
GROWTH FUND

Shares	Security Name	Value
Financials: 5.24%

Capital Markets: 3.43%
300,000	Charles Schwab Corporation	$5,415,000
1,235,000	Financial Engines Incorporated«†	28,009,800
64,000	Goldman Sachs Group Incorporated	10,471,680
205,000	LPL Investment Holdings Incorporated†	7,023,300
303,000	State Street Corporation	14,156,160
2,207,000	TD Ameritrade Holding Corporation«	45,066,940

		110,142,880

Consumer Finance: 0.53%
393,000	American Express Company	17,048,340

Diversified Financial Services: 1.28%
134,000	CME Group Incorporated	41,347,040

Health Care: 16.30%

Biotechnology: 3.43%
1,315,000	Alexion Pharmaceuticals Incorporated«†	110,223,300

Health Care Equipment & Supplies: 4.51%
432,243	DexCom Incorporated†	6,096,788
252,000	Heartware International Incorporated«†	23,438,520
151,000	Intuitive Surgical Incorporated«†	48,759,410
275,000	Masimo Corporation«	8,243,125
1,250,000	St. Jude Medical Incorporated†	50,625,000
300,000	Volcano Corporation«†	7,878,000

		145,040,843

Health Care Providers & Services: 0.49%
277,000	Express Scripts Incorporated†	15,603,410

Health Care Technology: 0.49%
160,000	Cerner Corporation«†	15,816,000

Life Sciences Tools & Services: 2.98%
565,000	Life Technologies Corporation†	30,673,850
435,000	Mettler-Toledo International Incorporated†	64,897,650

		95,571,500

Pharmaceuticals: 4.40%
100,000	Abbott Laboratories	4,516,000
220,000	Allergan Incorporated«	15,534,200
306,000	Salix Pharmaceuticals Limited«†	12,536,820
675,000	Shire plc ADR«	53,534,250
405,000	Teva Pharmaceutical Industries Limited ADR	22,133,250
610,000	Watson Pharmaceuticals Incorporated†	33,257,200

		141,511,720

Industrials: 5.70%

Aerospace & Defense: 0.63%
251,000	United Technologies Corporation	20,406,300

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 33
GROWTH FUND

Shares	Security Name	Value
Electrical Equipment: 1.62%
362,000	ABB Limited ADR«	$8,568,540
535,000	Emerson Electric Company	31,500,800
250,000	Polypore International Incorporated«†	12,037,500

		52,106,840

Machinery: 1.55%
691,000	Danaher Corporation	31,827,460
205,000	Joy Global Incorporated	17,871,900

		49,699,360

Road & Rail: 1.90%
400,000	Norfolk Southern Corporation	24,476,000
386,000	Union Pacific Corporation	36,527,180

		61,003,180

Information Technology: 35.94%

Communications Equipment: 1.73%
825,000	Aruba Networks Incorporated«†	17,778,750
55,000	F5 Networks Incorporated†	5,960,900
241,000	Juniper Networks Incorporated†	8,945,920
425,000	QUALCOMM Incorporated	23,005,250

		55,690,820

Computers & Peripherals: 8.19%
496,000	Apple Incorporated†	168,302,720
1,950,000	EMC Corporation†	48,535,500
850,000	NetApp Incorporated«†	46,520,500

		263,358,720

Electronic Equipment & Instruments: 1.65%
1,268,000	Agilent Technologies Incorporated†	53,040,440

Internet Software & Services: 6.66%
145,000	Baidu.com Incorporated ADR†	15,751,350
164,500	Google Incorporated Class A†	98,759,220
1,246,000	LoopNet Incorporated†	12,796,420
166,000	Mercadolibre Incorporated«†	11,251,480
390,000	Rackspace Hosting Incorporated«†	13,068,900
725,000	VistaPrint NV«†	36,714,000
490,000	WebMD Health Corporation«†	25,617,200

		213,958,570

IT Services: 3.28%
480,000	Alliance Data Systems Corporation«†	33,955,200
729,000	Cognizant Technology Solutions Corporation Class A†	53,180,550
65,000	MasterCard Incorporated	15,373,150
75,000	VeriFone Holdings Incorporated	2,995,500

		105,504,400

34 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
GROWTH FUND

Shares	Security Name			Value
Semiconductors & Semiconductor Equipment: 5.06%
100,000	Analog Devices Incorporated			$3,883,000
400,000	Avago Technologies Limited			11,484,000
293,000	Broadcom Corporation Class A			13,211,370
168,000	Cavium Networks Incorporated†			6,642,720
339,000	Ezchip Semiconductor Limited			10,085,250
1,322,000	Microchip Technology Incorporated«			48,213,340
1,030,000	NetLogic Microsystems Incorporated«†			35,905,800
746,000	Silicon Laboratories Incorporated«†			33,182,080

				162,607,560

Software: 9.37%
1,685,000	Ariba Incorporated«†			47,331,650
350,000	Check Point Software Technologies Limited«†			15,592,500
323,000	Citrix Systems Incorporated†			20,407,140
438,000	Concur Technologies Incorporated«†			22,351,140
1,246,900	Fortinet Incorporated«†			47,943,305
80,000	PROS Holdings Incorporated			798,400
600,000	Realpage Incorporated†			16,434,000
761,000	Red Hat Incorporated†			31,444,520
101,000	Salesforce.com Incorporated†			13,043,140
1,445,000	SuccessFactors Incorporated«†			42,078,400
350,000	Vanceinfo Technologies Incorporated ADR«†			12,215,000
2,215,000	Velti plc†			31,497,300

				301,136,495

Materials: 4.18%

Chemicals: 4.18%
411,000	Air Products & Chemicals Incorporated			35,859,750
1,059,000	Praxair Incorporated			98,529,360

				134,389,110

Telecommunication Services: 1.76%

Wireless Telecommunication Services: 1.76%
1,350,000	NII Holdings Incorporated†			56,673,000

Total Common Stocks (Cost $2,441,681,239)				3,178,008,232

Short-Term Investments: 22.67%

Principal		Interest Rate	Maturity Date
Corporate Bonds & Notes: 0.22%
$5,916,285	Gryphon Funding Limited(v)(a)(i)	0.00%	08/05/2011	2,518,563
7,780,839	VFNC Corporation(v)††(a)(i)	0.23	09/29/2011	4,512,886

				7,031,449

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 35
GROWTH FUND

Shares	Security Name	Yield	Value
Investment Companies: 22.45%
54,706,867	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12%	$54,706,867
666,888,682	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.26	666,888,682

			721,595,549

Total Short-Term Investments (Cost $725,787,768)			728,626,998

Total Investments in Securities (Cost $3,167,469,007)*	121.54%		3,906,635,230

Other Assets and Liabilities, Net	(21.54)		(692,465,593)

Total Net Assets	100.00%		$3,214,169,637

(v)	Security represents investment of cash collateral received from securities on loan. (l) Investment in an affiliate.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $3,170,636,638 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$743,515,925
Gross unrealized depreciation	(7,517,333)

Net unrealized appreciation	$735,998,592
The accompanying notes are an integral part of these financial statements.

36 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
LARGE CAP GROWTH FUND

Shares	Security Name	Value
Common Stocks: 99.19%

Consumer Discretionary: 19.23%

Auto Components: 0.51%
43,000	Johnson Controls Incorporated«	$1,650,770

Hotels, Restaurants & Leisure: 5.31%
83,000	Carnival Corporation	3,710,930
57,000	McDonald’s Corporation	4,199,190
150,000	Starbucks Corporation«	4,729,500
40,000	Wynn Resorts Limited	4,653,200

		17,292,820

Internet & Catalog Retail: 4.12%
45,000	Amazon.com Incorporated†	7,633,800
13,500	Priceline.com Incorporated«†	5,785,020

		13,418,820

Media: 1.62%
38,000	Viacom Incorporated Class B	1,578,900
95,000	Walt Disney Company	3,692,650

		5,271,550

Multiline Retail: 2.76%
80,000	Dollar Tree Incorporated†	4,046,400
90,000	Target Corporation	4,934,700

		8,981,100

Specialty Retail: 2.47%
40,000	CarMax Incorporated«†	1,306,000
65,000	Ctrip.com International Limited ADR«†	2,675,400
120,000	Urban Outfitters Incorporated«†	4,058,400

		8,039,800

Textiles, Apparel & Luxury Goods: 2.44%
75,000	Coach Incorporated	4,056,750
47,000	Nike Incorporated Class B«	3,876,560

		7,933,310

Consumer Staples: 1.64%

Beverages: 1.09%
55,000	PepsiCo Incorporated	3,537,050

Food & Staples Retailing: 0.55%
35,000	Whole Foods Market Incorporated«	1,809,850

Energy: 8.52%

Energy Equipment & Services: 3.76%
75,000	National Oilwell Varco Incorporated	5,542,500
75,000	Schlumberger Limited	6,674,250

		12,216,750

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 37
LARGE CAP GROWTH FUND

Shares	Security Name	Value
Oil, Gas & Consumable Fuels: 4.76%
29,000	Apache Corporation	$3,461,440

45,000	Occidental Petroleum Corporation	4,350,600
31,000	Pioneer Natural Resources Company	2,949,960
120,000	Southwestern Energy Company†	4,740,000

		15,502,000

Financials: 4.02%

Capital Markets: 2.74%
55,000	Ameriprise Financial Incorporated	3,390,750
30,000	Northern Trust Corporation«	1,559,400
195,000	TD Ameritrade Holding Corporation	3,981,900

		8,932,050

Diversified Financial Services: 1.28%
13,500	CME Group Incorporated	4,165,560

Health Care: 14.39%

Biotechnology: 2.06%
80,000	Alexion Pharmaceuticals Incorporated«†	6,705,600

Health Care Equipment & Supplies: 2.76%
11,000	Intuitive Surgical Incorporated«†	3,552,010
134,000	St. Jude Medical Incorporated†	5,427,000

		8,979,010

Health Care Providers & Services: 2.93%
125,000	AmerisourceBergen Corporation«	4,482,500
90,000	Express Scripts Incorporated«†	5,069,700

		9,552,200

Life Sciences Tools & Services: 1.93%
94,000	Agilent Technologies Incorporated†	3,932,020
43,000	Life Technologies Corporation†	2,334,470

		6,266,490

Pharmaceuticals: 4.71%
50,000	Abbott Laboratories	2,258,000
64,000	Allergan Incorporated«	4,519,040
70,000	Shire plc ADR«	5,551,700
55,000	Teva Pharmaceutical Industries Limited ADR	3,005,750

		15,334,490

Industrials: 11.68%

Aerospace & Defense: 1.55%
62,000	United Technologies Corporation	5,040,600

Air Freight & Logistics: 0.83%
35,000	C.H. Robinson Worldwide Incorporated«	2,698,150

Electrical Equipment: 3.15%
90,000	ABB Limited ADR«	2,130,300
138,000	Emerson Electric Company	8,125,440

		10,255,740

38 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
LARGE CAP GROWTH FUND

Shares	Security Name	Value
Industrial Conglomerates: 0.46%
17,000	3M Company	$1,494,640

Machinery: 3.27%
32,000	Caterpillar Incorporated	3,104,320
75,000	Danaher Corporation	3,454,500
47,000	Joy Global Incorporated	4,097,460

		10,656,280

Road & Rail: 2.42%
48,000	Norfolk Southern Corporation	2,937,120
52,000	Union Pacific Corporation	4,920,760

		7,857,880

Information Technology: 33.94%

Communications Equipment: 3.99%
9,000	F5 Networks Incorporated†	975,420
60,000	Juniper Networks Incorporated†	2,227,200
148,000	QUALCOMM Incorporated	8,011,240
50,000	Riverbed Technology Incorporated«†	1,793,500

		13,007,360

Computers & Peripherals: 9.25%
59,000	Apple Incorporated†	20,019,880
240,000	EMC Corporation«†	5,973,600
75,000	NetApp Incorporated«†	4,104,750

		30,098,230

Internet Software & Services: 5.39%
50,000	Akamai Technologies Incorporated†	2,416,000
22,000	Google Incorporated Class A†	13,207,920
9,000	Netflix Incorporated«†	1,926,720

		17,550,640

IT Services: 4.04%
48,000	Accenture plc	2,470,560
113,000	Cognizant Technology Solutions Corporation Class A†	8,243,350
7,000	MasterCard Incorporated	1,655,570
11,000	Visa Incorporated Class A«	768,350

		13,137,830

Semiconductors & Semiconductor Equipment: 5.49%
86,000	Analog Devices Incorporated«	3,339,380
120,000	Broadcom Corporation Class A«	5,410,800
145,000	Microchip Technology Incorporated«	5,288,150
110,000	NetLogic Microsystems Incorporated«†	3,834,600

		17,872,930

Software: 5.78%
91,000	Check Point Software Technologies Limited«†	4,054,050
35,000	Citrix Systems Incorporated†	2,211,300
100,000	Red Hat Incorporated†	4,132,000
44,000	Salesforce.com Incorporated«†	5,682,160
32,000	VMware Incorporated«†	2,736,640

		18,816,150

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 39
LARGE CAP GROWTH FUND

Shares	Security Name	Value
Materials: 4.52%

Chemicals: 4.52%
30,000	Air Products & Chemicals Incorporated	$2,617,500
62,000	Ecolab Incorporated	3,080,780
97,000	Praxair Incorporated	9,024,880

		14,723,160

Telecommunication Services: 1.25%

Wireless Telecommunication Services: 1.25%
97,000	NII Holdings Incorporated†	4,072,060

Total Common Stocks (Cost $258,228,296)		322,870,870

Principal		Interest Rate	Maturity Date
Short-Term Investments: 27.75%

Corporate Bonds and Notes: 0.49%
$1,345,832	Gryphon Funding Limited(v)(a)(i)	0.00%	08/05/2011	572,921
1,769,979	VFNC Corporation(v)(a)(i)††±	0.23	09/29/2011	1,026,588

				1,599,509

Shares		Yield
Investment Companies: 27.26%
2,595,004	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12	2,595,004
86,153,596	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.26	86,153,596

			88,748,600

Total Short-Term Investments (Cost $89,702,243)			90,348,109

Total Investments in Securities (Cost $347,930,539)*	126.94%	413,218,979

Other Assets and Liabilities, Net	(26.94)	(87,707,898)

Total Net Assets	100.00%	$325,511,081

«	All or a portion of this security is on loan.

†	Non-income earning securities. (v) Security represents investment of cash collateral received from securities on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $348,207,718 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$68,646,824
Gross unrealized depreciation	(3,635,563)

Net unrealized appreciation	$65,011,261
The accompanying notes are an integral part of these financial statements.

40 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
OMEGA GROWTH FUND

Shares	Security Name	Value
Common Stocks: 98.63%

Consumer Discretionary: 13.58%

Auto Components: 2.85%
149,100	BorgWarner Incorporated«	$10,049,340
167,515	TRW Automotive Holdings Corporation†	9,993,945

		20,043,285

Automobiles: 0.95%
91,800	Daimler AG«	6,712,416

Hotels, Restaurants & Leisure: 1.16%
205,600	Marriott International Incorporated Class A«	8,119,144

Internet & Catalog Retail: 3.48%
73,900	Amazon.com Incorporated†	12,536,396
27,700	Priceline.com Incorporated«†	11,870,004

		24,406,400

Media: 1.13%
170,708	Scripps Networks Interactive Incorporated	7,937,922

Multiline Retail: 2.63%
342,660	Dollar General Corporation«†	9,529,375
385,300	Macy’s Incorporated	8,919,695

		18,449,070

Specialty Retail: 1.38%
267,800	Dick’s Sporting Goods Incorporated«†	9,664,902

Energy: 9.32%

Energy Equipment & Services: 2.20%
78,304	Complete Production Services Incorporated†	2,187,814
294,000	Halliburton Company	13,230,000

		15,417,814

Oil, Gas & Consumable Fuels: 7.12%
365,200	Brigham Exploration Company«†	10,813,572
95,219	Concho Resources Incorporated«†	9,164,829
77,437	Hess Corporation	6,514,000
155,514	Newfield Exploration Company†	11,378,959
127,300	Pioneer Natural Resources Company	12,113,868

		49,985,228

Financials: 4.24%

Capital Markets: 1.13%
40,028	BlackRock Incorporated	7,926,345

Commercial Banks: 0.92%
301,200	Itau Unibanco Holding SA«	6,475,800

Consumer Finance: 0.92%
148,800	American Express Company	6,454,944

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 41
OMEGA GROWTH FUND

Shares	Security Name	Value
Diversified Financial Services: 1.27%
1,845,017	Citigroup Incorporated	$8,892,982

Health Care: 12.34%

Biotechnology: 1.62%
136,025	Alexion Pharmaceuticals Incorporated†	11,401,616

Health Care Equipment & Supplies: 5.12%
242,700	Alere Incorporated«†	9,506,559
248,207	Sirona Dental Systems Incorporated«†	10,873,949
134,600	Varian Medical Systems Incorporated«†	9,094,922
246,400	Volcano Corporation«†	6,470,464

		35,945,894

Health Care Providers & Services: 2.97%
242,700	Express Scripts Incorporated«†	13,671,291
79,400	Laboratory Corporation of America Holdings«†	7,138,854

		20,810,145

Health Care Technology: 1.59%
112,900	Cerner Corporation«†	11,160,165

Life Sciences Tools & Services: 1.04%
417,700	Bruker BioSciences Corporation†	7,309,750

Industrials: 18.37%

Aerospace & Defense: 4.67%
283,300	Embraer SA ADR«	9,348,900
85,900	Precision Castparts Corporation«	12,282,841
143,500	Transdigm Group Incorporated	11,118,380

		32,750,121

Industrial Conglomerates: 1.50%
524,501	General Electric Company	10,563,450

Machinery: 6.70%
179,400	AGCO Corporation«†	9,095,580
129,905	Cummins Incorporated	13,754,341
126,500	Eaton Corporation	13,656,940
118,100	Parker Hannifin Corporation	10,559,321

		47,066,182

Professional Services: 1.03%
111,700	Manpower Incorporated	7,212,469

Road & Rail: 2.85%
593,700	Hertz Global Holdings Incorporated†	8,733,327
224,900	Kansas City Southern†	11,240,502

		19,973,829

Trading Companies & Distributors: 1.62%
203,400	Wesco International Incorporated«†	11,400,570

42 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
OMEGA GROWTH FUND

Shares	Security Name	Value
Information Technology: 34.50%

Communications Equipment: 3.55%
75,000	F5 Networks Incorporated†	$8,128,500

220,666	Finisar Corporation«†	7,348,178
253,500	Juniper Networks Incorporated†	9,409,920

		24,886,598

Computers & Peripherals: 8.27%
111,000	Apple Incorporated†	37,664,517
450,200	EMC Corporation†	11,205,478
167,400	NetApp Incorporated«†	9,161,802

		58,031,797

Electronic Equipment & Instruments: 1.01%
195,200	Tyco Electronics Limited	7,072,096

Internet Software & Services: 1.19%
98,100	Sina Corporation«†	8,363,025

IT Services: 2.42%
301,726	Gartner Incorporated«†	10,687,135
210,089	Hisoft Technology International Limited«†	6,327,881

		17,015,016

Semiconductors & Semiconductor Equipment: 5.98%
497,700	Atmel Corporation†	6,738,858
858,400	Micron Technology Incorporated†	9,047,536
439,181	NetLogic Microsystems Incorporated†	15,309,850
455,800	NVIDIA Corporation«†	10,902,736

		41,998,980

Software: 12.08%
133,100	Citrix Systems Incorporated†	8,409,258
146,900	Concur Technologies Incorporated«†	7,496,307
212,467	Longtop Financial Technologies Limited ADR«†	6,990,164
600,800	Oracle Corporation	19,243,624
243,667	Reald Incorporated«†	5,767,598
183,800	Red Hat Incorporated†	7,594,616
79,000	Salesforce.com Incorporated«†	10,202,060
239,472	SuccessFactors Incorporated«†	6,973,425
530,500	TIBCO Software Incorporated†	11,660,390
31,290	Velti plc†	444,944

		84,782,386

Materials: 1.26%

Chemicals: 1.26%
246,100	LyondellBasell Class A†	8,844,834

Telecommunication Services: 5.02%

Wireless Telecommunication Services: 5.02%
234,800	American Tower Corporation Class A†	11,941,928
253,800	NII Holdings Incorporated†	10,654,524
310,526	SBA Communications Corporation Class A«†	12,669,461

		35,265,913

Total Common Stocks (Cost $552,680,410)		692,341,088

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 43
OMEGA GROWTH FUND

Shares	Security Name	Yield	Value
Short-Term Investments: 23.73%

Investment Companies: 23.73%
6,663,793	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12%	$6,663,793
159,943,568	Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)	0.26	159,943,568

Total Short-Term Investments (Cost $166,607,361)			166,607,361

Total Investments in Securities (Cost $719,287,771)*	122.36%	858,948,449

Other Assets and Liabilities, Net	(22.36)	(156,951,620)

Total Net Assets	100.00%	$701,996,829

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $719,493,103 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$141,554,906
Gross unrealized depreciation	(2,099,560)

Net unrealized appreciation	$139,455,346
The accompanying notes are an integral part of these financial statements.

44 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
PREMIER LARGE COMPANY GROWTH FUND

Shares	Security Name	Value
Common Stocks: 99.32%

Consumer Discretionary: 20.12%

Auto Components: 0.51%
100,700	Johnson Controls Incorporated«	$3,865,873

Hotels, Restaurants & Leisure: 6.24%
210,000	Carnival Corporation	9,389,100
158,700	Ctrip.com International Limited ADR«†	6,532,092
135,000	McDonald’s Corporation	9,945,450
350,000	Starbucks Corporation	11,035,500
93,000	Wynn Resorts Limited	10,818,690

		47,720,832

Internet & Catalog Retail: 4.65%
105,000	Amazon.com Incorporated†	17,812,200
20,000	Netflix Incorporated«†	4,281,600
31,500	Priceline.com Incorporated«†	13,498,380

		35,592,180

Media: 1.63%
90,000	Viacom Incorporated Class B	3,739,500
225,000	Walt Disney Company	8,745,750

		12,485,250

Multiline Retail: 2.83%
195,000	Dollar Tree Incorporated†	9,863,100
215,000	Target Corporation	11,788,450

		21,651,550

Specialty Retail: 1.87%
93,200	CarMax Incorporated†	3,042,980
80,000	Lowe’s Companies Incorporated	1,984,000
275,000	Urban Outfitters Incorporated«†	9,300,500

		14,327,480

Textiles, Apparel & Luxury Goods: 2.39%
170,000	Coach Incorporated	9,195,300
110,000	Nike Incorporated Class B«	9,072,800

		18,268,100

Consumer Staples: 1.63%

Beverages: 1.09%
130,000	PepsiCo Incorporated	8,360,300

Food & Staples Retailing: 0.54%
80,000	Whole Foods Market Incorporated«	4,136,800

Energy: 8.58%

Energy Equipment & Services: 3.79%
182,000	National Oilwell Varco Incorporated	13,449,800
175,000	Schlumberger Limited	15,573,250

		29,023,050

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 45
PREMIER LARGE COMPANY GROWTH FUND

Shares	Security Name	Value
Oil, Gas & Consumable Fuels: 4.79%
68,000	Apache Corporation	$8,116,480

105,000	Occidental Petroleum Corporation	10,151,400
78,500	Pioneer Natural Resources Company	7,470,060
275,000	Southwestern Energy Company†	10,862,500

		36,600,440

Financials: 4.05%

Capital Markets: 2.76%
135,000	Ameriprise Financial Incorporated	8,322,750
65,000	Northern Trust Corporation«	3,378,700
460,000	TD Ameritrade Holding Corporation	9,393,200

		21,094,650

Diversified Financial Services: 1.29%
32,000	CME Group Incorporated	9,873,920

Health Care: 13.05%

Biotechnology: 2.02%
184,200	Alexion Pharmaceuticals Incorporated«†	15,439,644

Health Care Equipment & Supplies: 2.76%
26,000	Intuitive Surgical Incorporated«†	8,395,660
314,600	St. Jude Medical Incorporated†	12,741,300

		21,136,960

Health Care Providers & Services: 2.84%
285,000	AmerisourceBergen Corporation«	10,220,100
205,000	Express Scripts Incorporated«†	11,547,650

		21,767,750

Life Sciences Tools & Services: 0.78%
110,000	Life Technologies Corporation†	5,971,900

Pharmaceuticals: 4.65%
116,800	Abbott Laboratories	5,274,688
150,700	Allergan Incorporated«	10,640,927
159,900	Shire plc ADR	12,681,669
127,200	Teva Pharmaceutical Industries Limited ADR	6,951,480

		35,548,764

Industrials: 11.65%

Aerospace & Defense: 1.44%
135,000	United Technologies Corporation	10,975,500

Air Freight & Logistics: 0.86%
85,000	C.H. Robinson Worldwide Incorporated«	6,552,650

Electrical Equipment: 3.13%
200,000	ABB Limited ADR«	4,734,000
326,100	Emerson Electric Company	19,200,768

		23,934,768

Industrial Conglomerates: 0.48%
42,000	3M Company	3,692,640

46 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
PREMIER LARGE COMPANY GROWTH FUND

Shares	Security Name	Value
Machinery: 3.32%
80,000	Caterpillar Incorporated	$7,760,800

175,000	Danaher Corporation	8,060,500
110,000	Joy Global Incorporated	9,589,800

		25,411,100

Road & Rail: 2.42%
114,400	Norfolk Southern Corporation	7,000,136
121,900	Union Pacific Corporation	11,535,397

		18,535,533

Information Technology: 34.40%

Communications Equipment: 4.00%
22,200	F5 Networks Incorporated†	2,406,036
135,000	Juniper Networks Incorporated†	5,011,200
355,000	QUALCOMM Incorporated	19,216,150
110,000	Riverbed Technology Incorporated†	3,945,700

		30,579,086

Computers & Peripherals: 9.22%
138,000	Apple Incorporated†	46,826,160
556,600	EMC Corporation†	13,853,774
180,000	NetApp Incorporated«†	9,851,400

		70,531,334

Electronic Equipment & Instruments: 1.21%
220,700	Agilent Technologies Incorporated†	9,231,881

Internet Software & Services: 4.90%
130,000	Akamai Technologies Incorporated†	6,281,600
52,000	Google Incorporated Class A†	31,218,720

		37,500,320

IT Services: 4.00%
118,800	Accenture plc	6,114,636
261,400	Cognizant Technology Solutions Corporation Class A†	19,069,130
15,000	MasterCard Incorporated	3,547,650
27,000	Visa Incorporated Class A«	1,885,950

		30,617,366

Semiconductors & Semiconductor Equipment: 5.36%
203,500	Analog Devices Incorporated«	7,901,905
277,000	Broadcom Corporation Class A	12,489,930
340,000	Microchip Technology Incorporated«	12,399,800
235,000	NetLogic Microsystems Incorporated«†	8,192,100

		40,983,735

Software: 5.71%
215,000	Check Point Software Technologies Limited«†	9,578,250
80,000	Citrix Systems Incorporated†	5,054,400
230,000	Red Hat Incorporated†	9,503,600
102,000	Salesforce.com Incorporated«†	13,172,280
75,000	VMware Incorporated†	6,414,000

		43,722,530

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 47
PREMIER LARGE COMPANY GROWTH FUND

Shares	Security Name	Value
Materials: 4.60%

Chemicals: 4.60%
70,500	Air Products & Chemicals Incorporated	$6,151,125
140,000	Ecolab Incorporated	6,956,600
237,400	Praxair Incorporated	22,087,696

		35,195,421

Telecommunication Services: 1.24%

Wireless Telecommunication Services: 1.24%
226,600	NII Holdings Incorporated†	9,512,668

Total Common Stocks (Cost $579,960,626)		759,841,975

Principal		Interest Rate	Maturity date
Short-Term Investments: 17.44%

Corporate Bonds & Notes: 0.23%
$1,464,430	Gryphon Funding Limited(v)(a)(i)	0.00%	08/05/2011	623,408
1,925,954	VFNC Corporation(v)(a)(i)††±	0.23	09/29/2011	1,117,053

				1,740,461

Shares		Yield
Investment Companies: 17.21%
8,284,576	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12	8,284,576
123,419,210	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.26	123,419,210

			131,703,786

Total Short-Term Investments (Cost $132,741,466)			133,444,247

Total Investments in Securities (Cost $712,702,092)*	116.76%	893,286,222

Other Assets and Liabilities, Net	(16.76)	(128,238,297)

Total Net Assets	100.00%	$765,047,925

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $712,895,111 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$180,638,107
Gross unrealized depreciation	(246,996)

Net unrealized appreciation	$180,391,111
The accompanying notes are an integral part of these financial statements.

48 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
STRATEGIC LARGE CAP GROWTH FUND

Shares	Security Name	Value
Common Stocks: 93.67%

Consumer Discretionary: 18.18%

Auto Components: 1.36%
98,475	Autoliv Incorporated«	$7,562,880

Automobiles: 1.64%
572,475	Ford Motor Company«†	9,130,976

Hotels, Restaurants & Leisure: 4.80%
280,250	Cheesecake Factory Incorporated«†	8,270,178
83,250	Las Vegas Sands Corporation†	3,870,293
462,100	Starbucks Corporation	14,570,013

		26,710,484

Household Durables: 1.47%
95,650	Whirlpool Corporation«	8,178,075

Internet & Catalog Retail: 2.74%
48,700	Amazon.com Incorporated†	8,261,468
16,225	Priceline.com Incorporated«†	6,952,737

		15,214,205

Multiline Retail: 1.01%
186,125	NU Skin Enterprises Incorporated Class A«	5,598,640

Specialty Retail: 5.16%
147,175	Abercrombie & Fitch Company Class A«	7,419,092
230,500	Dick’s Sporting Goods Incorporated«†	8,318,745
269,450	Limited Brands Incorporated	7,878,718
87,650	Tiffany & Company«	5,095,095

		28,711,650

Consumer Staples: 3.61%

Personal Products: 0.49%
42,200	Herbalife Limited	2,756,926

Tobacco: 3.12%
303,122	Philip Morris International Incorporated	17,350,703

Energy: 10.59%

Energy Equipment & Services: 4.22%
125,525	Rowan Companies Incorporated	4,302,997
215,350	Schlumberger Limited	19,163,997

		23,466,994

Oil, Gas & Consumable Fuels: 6.37%
83,325	Apache Corporation	9,945,672
167,850	ConocoPhillips	11,994,561
123,375	Hess Corporation	10,378,305
48,700	Peabody Energy Corporation	3,088,554

		35,407,092

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 49
STRATEGIC LARGE CAP GROWTH FUND

Shares	Security Name	Value
Financials: 6.63%

Commercial Banks: 3.30%
230,500	Comerica Incorporated«	$8,805,100

352,775	US Bancorp	9,524,925

		18,330,025

Diversified Financial Services: 1.64%
203,450	JPMorgan Chase & Company	9,143,043

Insurance: 1.69%
205,600	MetLife Incorporated	9,410,312

Health Care: 5.22%

Biotechnology: 1.91%
205,600	Celgene Corporation†	10,594,568

Health Care Providers & Services: 1.27%
125,525	Express Scripts Incorporated†	7,070,823

Pharmaceuticals: 2.04%
207,775	Teva Pharmaceutical Industries Limited ADR	11,354,904

Industrials: 10.99%

Aerospace & Defense: 1.43%
87,650	Goodrich Corporation	7,942,843

Air Freight & Logistics: 2.40%
186,125	United Parcel Service Incorporated Class B	13,330,273

Industrial Conglomerates: 2.26%
623,175	General Electric Company	12,550,745

Machinery: 4.90%
43,550	Cummins Incorporated	4,611,074
105,250	Deere & Company	9,567,225
82,250	Eaton Corporation	8,879,710
48,475	Joy Global Incorporated	4,226,051

		27,284,060

Information Technology: 31.79%

Communications Equipment: 6.16%
65,925	Acme Packet Incorporated†	3,545,447
131,975	Aruba Networks Incorporated†	2,844,061
284,600	Cisco Systems Incorporated†	6,019,290
312,725	QUALCOMM Incorporated	16,927,804
137,075	Riverbed Technology Incorporated†	4,916,880

		34,253,482

Computers & Peripherals: 11.15%
112,315	Apple Incorporated†	38,110,726
510,775	EMC Corporation«†	12,713,190
204,525	NetApp Incorporated«†	11,193,653

		62,017,569

50 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
STRATEGIC LARGE CAP GROWTH FUND

Shares	Security Name	Value
Internet Software & Services: 4.43%
75,375	Akamai Technologies Incorporated«†	$3,642,120
34,974	Google Incorporated Class A†	20,996,991

		24,639,111

Semiconductors & Semiconductor Equipment: 0.58%
128,350	ARM Holdings plc ADR«	3,213,884

Software: 9.47%
209,500	Check Point Software Technologies Limited†	9,333,225
274,850	Microsoft Corporation	7,620,216
408,095	Oracle Corporation	13,071,283
220,050	Red Hat Incorporated†	9,092,466
45,500	Salesforce.com Incorporated«†	5,875,870
127,275	SuccessFactors Incorporated«†	3,706,248
46,225	VMware Incorporated†	3,953,162

		52,652,470

Materials: 6.66%

Chemicals: 4.01%
36,125	Agrium Incorporated	3,193,089
244,550	E.I. du Pont de Nemours & Company	12,393,794
37,600	Potash Corporation of Saskatchewan Incorporated ADR	6,684,528

		22,271,411

Metals & Mining: 2.65%
105,825	Freeport-McMoRan Copper & Gold Incorporated Class B	11,508,469
56,275	United States Steel Corporation«	3,245,375

		14,753,844

Total Common Stocks (Cost $428,876,540)		520,901,992

		Yield
Short-Term Investments: 25.18%

Investment Companies: 25.18%
52,000,619	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12%	52,000,619
87,996,373	Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)	0.26	87,996,373
			139,996,992

Total Short-Term Investments (Cost $139,996,992)		139,996,992

Total Investments in Securities (Cost $568,873,532)*	118.85%	660,898,984

Other Assets and Liabilities, Net	(18.85)	(104,817,083)

Total Net Assets	100.00%	$556,081,901

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 51
STRATEGIC LARGE CAP GROWTH FUND

«	All or a portion of this security is on loan. † Non-income earning securities.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $571,647,300 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$93,893,980
Gross unrealized depreciation	(4,642,296)

Net unrealized appreciation	$89,251,684
The accompanying notes are an integral part of these financial statements.

52 Wells Fargo Advantage Large Cap Stock Funds	Statement of Assets and Liabilities—January 31, 2011 (Unaudited)

	Capital	Endeavor
	Growth	Select
	Fund	Fund

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$1,458,580,605	$1,246,956,404
In affiliated securities, at value	150,672,939	155,362,639

Total investments, at value (see cost below)	1,609,253,544	1,402,319,043
Receivable for investments sold	61,716,073	69,679,307
Receivable for Fund shares sold	1,653,190	2,114,344
Receivable for dividends	297,291	338,476
Receivable for securities lending income	18,077	13,655
Prepaid expenses and other assets	72,475	52,283

Total assets	1,673,010,650	1,474,517,108

Liabilities
Payable for investments purchased	50,818,920	57,220,543
Payable for Fund shares redeemed	2,367,979	2,632,135
Payable upon receipt of securities loaned	152,016,708	143,842,690
Investment advisory fee payable	672,727	685,181
Distribution fees payable	5,533	6,542
Due to other related parties	175,328	161,926
Accrued expenses and other liabilities	422,536	398,016

Total liabilities	206,479,731	204,947,033

Total net assets	$1,466,530,919	$1,269,570,075

NET ASSETS CONSIST OF
Paid-in capital	$1,517,124,420	$1,303,609,610
Undistributed (overdistributed) net investment income (loss)	(1,052,775)	(1,287,767)
Accumulated net realized gains (losses) on investments	(313,043,469)	(348,477,776)
Net unrealized gains on investments	263,502,743	315,726,008

Total net assets	$1,466,530,919	$1,269,570,075

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets — Class A	$24,579,333	$141,440,385
Shares outstanding — Class A	1,533,943	14,353,032
Net asset value per share — Class A	$16.02	$9.85
Maximum offering price per share — Class A2	$17.00	$10.45
Net assets — Class B	NA	$1,956,430
Shares outstanding — Class B	NA	215,693
Net asset value per share — Class B	NA	$9.07
Net assets — Class C	$8,592,317	$8,068,727
Shares outstanding — Class C	550,542	889,675
Net asset value per share — Class C	$15.61	$9.07
Net assets — Class R	NA	NA
Shares outstanding — Class R	NA	NA
Net asset value per share — Class R	NA	NA
Net assets — Administrator Class	$386,879,664	$242,109,485
Shares outstanding — Administrator Class	23,427,507	24,230,676
Net asset value per share — Administrator Class	$16.51	$9.99
Net assets — Institutional Class	$942,586,194	$875,995,048
Shares outstanding — Institutional Class	56,514,419	86,942,514
Net asset value per share — Institutional Class	$16.68	$10.08
Net assets — Investor Class	$103,893,411	NA
Shares outstanding — Investor Class	6,511,622	NA
Net asset value per share — Investor Class	$15.96	NA

Total investments, at cost	$1,345,750,801	$1,086,593,035

Securities on loan, at value	$148,332,212	$140,343,130

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 53

	Large Cap	Omega	Premier Large	Strategic
Growth	Growth	Growth	Company	Large Cap
Fund	Fund	Fund	Growth Fund	Growth Fund

$3,185,039,681	$324,470,379	$692,341,088	$761,582,436	$520,901,992
721,595,549	88,748,600	166,607,361	131,703,786	139,996,992

3,906,635,230	413,218,979	858,948,449	893,286,222	660,898,984
38,933,581	3,049,397	26,694,677	5,967,586	7,075,627
33,215,491	160,163	1,712,831	876,650	684,064
480,514	73,818	141,022	180,582	118,699
86,851	9,087	18,530	12,863	9,304
7,363	16,187	78,000	123,011	39,612

3,979,359,030	416,527,631	887,593,509	900,446,914	668,826,290

88,128,418	3,258,557	22,536,538	8,644,239	23,102,876
2,864,719	249,586	1,976,032	833,250	1,164,395
671,080,901	87,107,239	159,943,568	124,456,890	87,996,373
1,656,872	148,965	418,596	333,801	272,460
38,991	41	69,925	26,697	3,852
704,936	66,151	184,151	171,016	63,478
714,556	186,011	467,870	933,096	140,955

765,189,393	91,016,550	185,596,680	135,398,989	112,744,389

$3,214,169,637	$325,511,081	$701,996,829	$765,047,925	$556,081,901

$2,478,084,835	$319,717,539	$725,497,557	$672,218,924	$528,461,948
(8,159,087)	(53,839)	(2,837,971)	(449,444)	750,837
5,077,666	(59,441,059)	(160,323,435)	(87,305,685)	(65,156,336)
739,166,223	65,288,440	139,660,678	180,584,130	92,025,452

$3,214,169,637	$325,511,081	$701,996,829	$765,047,925	$556,081,901

$481,611,321	$273,832	$556,099,293	$578,410,226	$25,888,194
14,617,589	9,208	14,713,182	61,757,987	842,427
$32.95	$29.74	$37.80	$9.37	$30.73
$34.96	$31.55	$40.11	$9.94	$32.60
NA	NA	$50,037,386	$13,059,907	NA
NA	NA	1,545,331	1,526,883	NA
NA	NA	$32.38	$8.55	NA
$71,248,131	$81,123	$56,772,081	$27,183,121	$5,848,090
2,283,505	2,739	1,749,941	3,186,598	201,764
$31.20	$29.62	$32.44	$8.53	$28.98
NA	NA	$3,137,670	NA	$665,413
NA	NA	84,315	NA	21,740
NA	NA	$37.21	NA	$30.61
$794,150,164	$325,291	$35,937,829	$45,434,518	$1,485,023
23,065,203	10,931	918,932	4,850,556	47,911
$34.43	$29.76	$39.11	$9.37	$31.00
$539,083,663	$12,125	$12,570	$24,639,482	$522,195,181
15,283,430	407	321	2,628,091	16,824,550
$35.27	$29.79	$39.16	$9.38	$31.04
$1,328,076,358	$324,818,710	NA	$76,320,671	NA
40,351,267	10,929,781	NA	8,155,760	NA
$32.91	$29.72	NA	$9.36	NA

$3,167,469,007	$347,930,539	$719,287,771	$712,702,092	$568,873,532

$656,083,705	$85,254,749	$156,351,436	$121,704,088	$85,872,774

54 Wells Fargo Advantage Large Cap Stock Funds	Statement of Operations—For the Six Months Ended January 31, 2011 (Unaudited)

	Capital	Endeavor
	Growth	Select
	Fund	Fund

Investment income
Dividends*	$4,570,689	$4,115,881
Income from affiliated securities	11,356	27,547
Securities lending income, net	134,374	106,334

Total investment income	4,716,419	4,249,762

Expenses
Investment advisory fee	4,348,648	3,933,081
Administration fees
Fund level	346,720	312,089
Class A	31,212	172,233
Class B	NA	3,102
Class C	10,281	10,455
Class R	NA	NA
Administrator Class	210,522	117,657
Institutional Class	331,194	348,050
Investor Class	174,787	NA
Shareholder servicing fees
Class A	30,011	165,609
Class B	NA	2,982
Class C	9,886	10,053
Class R	NA	NA
Administrator Class	524,595	293,787
Investor Class	132,414	NA
Distribution fees
Class B	NA	8,947
Class C	29,658	30,159
Class R	NA	NA
Custody and accounting fees	36,686	34,176
Professional fees	6,950	20,747
Registration fees	17,163	45,124
Shareholder report expenses	27,118	102,324
Trustees’ fees and expenses	7,296	5,303
Other fees and expenses	14,675	21,022

Total expenses	6,289,816	5,636,900
Less: Fee waivers and/or expense reimbursements	(520,622)	(99,371)

Net expenses	5,769,194	5,537,529

Net investment income (loss)	(1,052,775)	(1,287,767)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on unaffiliated securities	70,394,663	79,330,629

Net change in unrealized gains (losses) on unaffiliated securities	213,444,425	163,734,476

Net realized and unrealized gains (losses) on investments	283,839,088	243,065,105

Net increase in net assets resulting from operations	$282,786,313	$241,777,338

* Net of foreign withholding taxes of	$27,369	$48,912
The accompanying notes are an integral part of these financial statements.

Statement of Operations—For the Six Months Ended January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 55

	Large Cap	Omega	Premier Large	Strategic
Growth	Growth	Growth	Company	Large Cap
Fund	Fund	Fund	Growth Fund	Growth Fund

$5,242,188	$1,693,528	$1,409,593	$3,963,471	$2,564,474
60,513	3,217	5,112	8,682	14,095
581,277	59,581	252,914	108,575	54,818

5,883,978	1,756,326	1,667,619	4,080,728	2,633,387

8,261,349	988,837	2,349,077	2,275,369	1,447,146

610,957	76,064	158,838	177,016	111,375
374,788	105	657,892	697,562	30,587
NA	NA	63,734	17,664	NA
44,362	31	63,974	31,975	7,466
NA	NA	2,454	NA	677
279,399	58	14,573	19,491	288
175,877	4	5	9,320	166,050
1,852,811	501,645	NA	117,171	NA

360,373	101	632,043	670,733	29,412
NA	NA	61,283	16,984	NA
42,655	30	61,514	30,745	7,179
NA	NA	2,360	NA	661
698,498	144	36,012	48,727	719
1,399,942	380,033	NA	88,766	NA

NA	NA	183,847	50,953	NA
127,966	91	184,542	92,236	21,537
NA	NA	2,360	NA	661
64,544	11,016	31,159	34,143	20,463
20,536	18,882	10,973	19,773	13,573
34,093	9,776	36,327	39,133	41,363
110,301	31,227	75,966	23,751	18,592
5,303	5,303	22,755	25,501	16,590
17,014	4,718	234,990	114,375	21,649

14,480,768	2,028,065	4,886,678	4,601,388	1,955,988
(437,703)	(217,840)	(422,600)	(550,500)	(117,908)

14,043,065	1,810,225	4,464,078	4,050,888	1,838,080

(8,159,087)	(53,899)	(2,796,459)	29,840	795,307

12,464,559	2,463,430	43,246,053	5,614,194	40,440,621

553,604,861	55,250,512	102,439,807	127,104,491	44,802,539

566,069,420	57,713,942	145,685,860	132,718,685	85,243,160

$557,910,333	$57,660,043	$142,889,401	$132,748,525	$86,038,467

$11,319	$2,216	$24,131	$5,155	$9,116

56 Wells Fargo Advantage Large Cap Stock Funds	Statements of Changes in Net Assets

	Capital Growth Fund
	Six Months Ended
	January 31, 2011	Year Ended
	(Unaudited)	July 31, 2010

Operations
Net investment loss	$(1,052,775)	$(3,587,085)
Net realized gains on investments	70,394,663	162,223,615
Net change in unrealized gains (losses) on investments	213,444,425	(7,236,999)

Net increase in net assets resulting from operations	282,786,313	151,399,531

Distributions to shareholders from
Net investment income
Administrator Class	0	(1,796,241)
Institutional Class	0	(1,989,485)

Total distributions to shareholders	0	(3,785,726)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	56,129	838,816	157,394	2,028,453
Class B	NA	NA	NA	NA
Class C	31,605	457,693	83,017	1,043,920
Administrator Class	3,380,456	50,799,197	23,765,072	315,845,859
Institutional Class	27,917,498	387,241,005	6,440,100	86,256,409
Investor Class	338,871	5,087,091	3,166,153	41,319,232

		444,423,802		446,493,873

Reinvestment of distributions
Administrator Class	0	0	103,940	1,403,195
Institutional Class	0	0	143,093	1,946,063

		0		3,349,258

Payment for shares redeemed
Class A	(376,108)	(5,296,390)	(516,717)	(6,738,627)
Class B	NA	NA	NA	NA
Class C	(39,063)	(559,805)	(125,512)	(1,585,782)
Administrator Class	(30,820,158)	(425,116,477)	(30,649,284)	(414,904,651)
Institutional Class	(6,327,508)	(96,126,298)	(7,832,283)	(104,387,950)
Investor Class	(1,833,389)	(27,113,704)	(13,814,442)	(177,008,436)

		(554,212,674)		(704,625,446)

Net asset value of shares issued in acquisitions
Class A	0	0	432,622	5,473,469
Class C	0	0	19,391	239,920
Administrator Class	0	0	1,715,025	22,336,540
Institutional Class	0	0	642	8,427

		0		28,058,356

Net increase (decrease) in net assets resulting from capital share transactions		(109,788,872)		(226,723,959)

Total increase (decrease) in net assets		172,997,441		(79,110,154)

Net assets
Beginning of period		1,293,533,478		1,372,643,632

End of period		$1,466,530,919		$1,293,533,478

Undistributed (overdistributed) net investment loss		$(1,052,775)		$0

1.	Class commenced operations on July 30, 2010.

2.	Effective at the close of business on July 16, 2010, the Fund acquired the net assets of an Evergreen fund, which became the accounting and the transaction. The information for the periods prior to July 19, 2010 is that of the predecessor fund.

3.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

4.	Class IS shares of the predecessor fund became Class A shares on July 16, 2010.

5.	Class B shares of the predecessor fund became Class A shares on July 16, 2010.

6.	Class I of the predecessor fund became Administrator Class on July 19, 2010.

7.	Class commenced operations on July 16, 2010.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Large Cap Stock Funds 57

Endeavor Select Fund				Growth Fund
Six Months Ended				Six Months Ended
January 31, 2011		Year Ended		January 31, 2011		Year Ended
(Unaudited)		July 31, 2010		(Unaudited)		July 31, 2010

	$(1,287,767)		$(2,193,222)		$(8,159,087)		$(8,177,287)
	79,330,629		158,502,908		12,464,559		137,614,003
	163,734,476		2,119,488		553,604,861		166,064,598

	241,777,338		158,429,174		557,910,333		295,501,314

	0		(355,488)		0		0
	0		(3,063,991)		0		0

	0		(3,419,479)		0		0

Shares		Shares		Shares		Shares

1,663,161	15,625,360	3,415,874	27,191,901	9,539,885	289,398,534	5,162,185	131,882,183
4,474	40,845	3,652	24,823	NA	NA	NA	NA
30,463	268,640	151,118	1,119,379	1,734,068	50,639,750	522,403	12,632,374
3,831,567	35,603,860	7,765,878	62,834,674	10,358,729	330,929,158	8,511,076	226,937,191
10,690,915	99,719,624	28,340,278	227,252,714	3,446,303	111,306,454	4,163,211	113,941,728
NA	NA	NA	NA	7,450,472	224,560,070	4,913,992	126,018,182

	151,258,329		318,423,491		1,006,833,966		611,411,658

0	0	39,132	318,536	0	0	0	0
0	0	275,455	2,255,974	0	0	0	0

	0		2,574,510		0		0

(2,737,585)	(24,680,240)	(9,458,711)	(75,229,101)	(1,185,052)	(35,730,587)	(1,087,771)	(27,488,193)
(138,241)	(1,175,237)	(243,174)	(1,795,652)	NA	NA	NA	NA
(184,044)	(1,539,296)	(462,208)	(3,457,087)	(44,542)	(1,265,409)	(46,378)	(1,111,266)
(6,756,976)	(62,474,989)	(14,363,101)	(115,504,314)	(2,510,168)	(78,176,049)	(2,225,580)	(58,611,703)
(36,450,904)	(326,217,228)	(33,296,910)	(270,645,094)	(1,337,736)	(41,095,495)	(2,352,443)	(61,389,437)
NA	NA	NA	NA	(3,196,341)	(96,038,047)	(4,206,997)	(105,020,809)

	(416,086,990)		(466,631,248)		(252,305,587)		(253,621,408)

0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0

	0		0		0		0

	(264,828,661)		(145,633,247)		754,528,379		357,790,250

	(23,051,323)		9,376,448		1,312,438,712		653,291,564

	1,292,621,398		1,283,244,950		1,901,730,925		1,248,439,361

	$1,269,570,075		$1,292,621,398		$3,214,169,637		$1,901,730,925

	$(1,287,767)		$0		$(8,159,087)		$0

58 Wells Fargo Advantage Large Cap Stock Funds	Statements of Changes in Net Assets

	Large Cap Growth Fund
	Six Months Ended
	January 31, 2011	Year Ended
	(Unaudited)	July 31, 2010

Operations
Net investment income (loss)	$(53,899)	$(194,825)
Net realized gains (losses) on investments	2,463,430	5,430,599
Net change in unrealized gains (losses) on investments	55,250,512	28,669,063

Net increase in net assets resulting from operations	57,660,043	33,904,837

Distributions to shareholders from
Net investment income
Class A	0	0	[1]
Class C	0	0	[1]
Class R	NA	NA
Administrator Class	0	0	[1]
Institutional Class	0	0	[1]
Investor Class	0	(200,041)

Total distributions to shareholders	0	(200,041)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	9,054	260,657	407	[1]	9,989	[1]
Class B	NA	NA	NA		NA
Class C	2,614	76,035	407	[1]	9,989	[1]
Class R	NA	NA	NA		NA
Administrator Class	11,156	319,305	407	[1]	9,989	[1]
Institutional Class	0	0	407	[1]	9,989	[1]
Investor Class	215,121	6,034,263	480,861		11,479,462

		6,690,260			11,519,418

Reinvestment of distributions
Class A	0	0	0	[1]	0	[1]
Class C	0	0	0	[1]	0	[1]
Class R	NA	NA	NA		NA
Administrator Class	0	0	0	[1]	0	[1]
Investor Class	0	0	7,905		192,961

		0			192,961

Automatic conversion of Class B shares to Class A shares
Class A	NA	NA	0		0
Class B	NA	NA	0		0

		NA			0

Payment for shares redeemed
Class A	(253)	(7,537)	0	[1]	0	[1]
Class B	NA	NA	NA		NA
Class C	(282)	(8,254)	0	[1]	0	[1]
Class R	NA	NA	NA		NA
Administrator Class	(632)	(18,597)	0	[1]	0	[1]
Investor Class	(638,160)	(17,429,434)	(1,301,026)		(31,569,000)

		(17,463,822)			(31,569,000)

Net decrease in net assets resulting from capital share transactions		(10,773,562)			(19,856,621)

Total increase (decrease) in net assets		46,886,481			13,848,175

Net assets
Beginning of period		278,624,600			264,776,425

End of period		$325,511,081			$278,624,600

Undistributed (overdistributed) net investment income (loss)		$(53,839)			$60

Please see footnotes on page 56
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Large Cap Stock Funds 59

Omega Growth Fund
Six Months Ended
January 31, 2011		Period Ended		Year Ended
(Unaudited)		July 31, 2010[2,3]		September 30, 2009[2]

	$(2,796,459)		$(2,581,648)		$3,302,572
	43,246,053		54,533,378		(37,534,588)
	102,439,807		(13,918,614)		47,129,070

	142,889,401		38,033,116		12,897,054

	0		(3,039,360)		0
	0		(38,380)		0
	0		(8,005)		0
	0		(216,128)		0
	0		0 [1]		NA
	NA		NA		NA

	0		(3,301,873)		0

Shares		Shares		Shares

720,740	25,417,010	1,165,224	35,561,768	1,147,772	27,740,191
16,466	494,869	29,504	791,682	181,477	3,496,619
152,910	4,789,410	190,779	5,033,734	412,479	8,601,221
47,088	1,712,153	34,386	1,022,157	102,631	2,415,251
248,228	9,224,476	517,528 [6]	16,048,215 [6]	448,507 [6]	11,306,125
0	0	321 [1]	9,990 [1]	NA	NA
NA	NA	NA	NA	NA	NA

	41,637,918		58,467,546		53,559,407

0	0	92,412	2,785,288	0	0
0	0	1,150	30,010	0	0
0	0	169	5,026	0	0
0	0	6,244 [6]	194,202 [6]	0 [6]	0 [6]
NA	NA	NA	NA	NA	NA

	0		3,014,526		0

109,295	3,978,827	80,952	2,359,815	826,492	18,988,798
(127,452)	(3,978,827)	(94,167)	(2,359,815)	(957,225)	(18,988,798)

	0		0		0

(1,399,993)	(47,695,613)	(2,231,894)	(68,171,333)	(2,889,525)	(65,971,047)
(136,951)	(3,946,722)	(267,288)	(7,005,660)	(697,389)	(13,569,375)
(133,303)	(3,771,928)	(247,564)	(6,518,391)	(350,181)	(6,917,725)
(14,068)	(501,312)	(13,102)	(396,992)	(75,911)	(1,804,408)
(284,494)	(9,384,943)	(672,318)[6]	(20,499,118)[6]	(195,688)[6]	(4,830,031)[6]
NA	NA	NA	NA	NA	NA

	(65,300,518)		(102,591,494)		(93,092,586)

	(23,662,600)		(41,109,422)		(39,533,179)

	119,226,801		(6,378,179)		(26,636,125)

	582,770,028		589,148,207		615,784,332

	$701,996,829		$582,770,028		$589,148,207

	$(2,837,971)		$(41,512)		$3,259,162

60 Wells Fargo Advantage Large Cap Stock Funds	Statements of Changes in Net Assets

	Premier Large Company
	Growth Fund
	Six Months Ended
	January 31, 2011	Period Ended
	(Unaudited)	July 31, 2010[2,3]

Operations
Net investment income	$29,840	$46,982
Net realized gains (losses) on investments	5,614,194	7,830,147
Net change in unrealized gains (losses) on investments	127,104,491	23,541,815

Net increase (decrease) in net assets resulting from operations	132,748,525	31,418,944

Distributions to shareholders from
Net investment income
Class A	(292,826)	(2,026,802)
Class C	0	(34,306)
Class R	NA	NA
Administrator Class	(47,613)	0 [7]
Institutional Class	(31,262)	(160,368)
Investor Class	(75,138)	0 [7]
Class IS	NA	NA
Net realized gains
Class A	NA	0
Class B	NA	0
Class C	NA	0
Class R	NA	0
Institutional Class	NA	0
Class IS	NA	0

Total distributions to shareholders	(446,839)	(2,221,476)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,690,187	24,149,465	4,543,921		36,329,799
Class B	37,474	317,690	44,267		322,756
Class C	295,002	2,381,655	719,888		5,240,608
Class R	NA	NA	NA		NA
Administrator Class	978,770	8,914,928	5,917	[7]	45,944	[7]
Institutional Class	853,279	7,401,430	1,535,645		12,105,152
Investor Class	279,758	2,490,418	2,330	[7]	18,583	[7]
Class IS	NA	NA	NA		NA

		45,655,586			54,062,842

Reinvestment of distributions
Class A	28,108	259,155	221,060		1,727,514
Class B	0	0	0		0
Class C	0	0	3,541		25,385
Class R	NA	NA	NA		NA
Administrator Class	2,993	27,596	0	[7]	0	[7]
Institutional Class	2,785	25,680	16,573		129,185
Investor Class	7,938	73,111	0	[7]	0	[7]
Class IS	NA	NA	NA		NA

		385,542			1,882,084

Automatic conversion of Class B shares to Class A shares
Class A	270,753	2,369,764	22,285		167,756
Class B	(295,953)	(2,369,764)	(24,349)		(167,756)

		0			0

Please see footnotes on page 56
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Large Cap Stock Funds 61

Premier Large Company
Growth Fund (continued)		Strategic Large Cap Growth Fund
		Six Months Ended
Year Ended		January 31, 2011		Period Ended				Year Ended
September 30, 2009[2]		(Unaudited)		July 31, 2010[2,3]				September 30, 2009[2]

	$2,020,263		$795,307			$849,855				$3,587,548
	(14,374,848)		40,440,621			47,239,376				(148,950,249)
	13,220,743		44,802,539			(27,179,941)				125,846,819

	866,158		86,038,467			20,909,290				(19,515,882)

	(1,331,237)		0			(105,494)				(27,885)
	0		0			(3,965)				0
	NA		0			(2,162)				(14)
	NA		(4,618)			0	[1]			NA
	(42,823)		(844,105)			(3,209,936)				(2,957,101)
	NA		NA			NA				NA
	NA		NA			(30,744)[4]				(17,986)[4]

	NA		0			0				(610,142)
	NA		0			0	[5]			(157,145)[5]
	NA		0			0				(320,402)
	NA		0			0				(752)
	NA		NA			0				(37,155,258)
	NA		NA			0	[4]			(617,266)[4]

	(1,374,060)		(848,723)			(3,352,301)				(41,863,951)

Shares		Shares		Shares				Shares

3,041,606	18,812,931	128,052	3,850,813	537,236		13,334,352		431,010		8,939,109
339,029	1,819,345	NA	NA	7,976	[5]	202,658	[5]	12,320	[5]	245,758 [5]
1,350,015	7,559,367	20,025	552,231	74,604		1,810,213		125,077		2,480,261
NA	NA	4,881	141,703	8,576		220,548		11,638		245,553
NA	NA	55,893	1,648,236	394	[1]	10,000	[1]	NA		NA
1,145,464	7,437,548	4,317,581	133,563,895	1,397,270		36,096,742		4,801,164		99,295,930
NA	NA	NA	NA	NA		NA		NA		NA
NA	NA	NA	NA	381	[4]	9,627	[4]	518	[4]	9,865 [4]

	35,629,191		139,756,878			51,684,140				111,216,476

200,939	1,141,331	0	0	3,479		87,439		32,012		590,345
0	0	0	0	0	[5]	0	[5]	8,3305		145,7695
NA	NA	0	0	132		3,123		15,607		273,127
NA	NA	0	0	82		2,062		37		683
NA	NA	104	3,154	0	[1]	0	[1]	NA		NA
1,223	6,945	12,025	365,447	56,561		1,434,394		900,707		16,805,239
NA	NA	NA	NA	NA		NA		NA		NA
NA	NA	NA	NA	1,006	[4]	25,207	[4]	30,375	[4]	556,890 [4]

	1,148,276		368,601			1,552,225				18,372,053

284,079	1,710,249	0	0	1,601		39,689		18,618		387,731
(309,654)	(1,710,249)	0	0	(1,686)		(39,689)		(19,567)		(387,731)

	0		0			0				0

62 Wells Fargo Advantage Large Cap Stock Funds	Statements of Changes in Net Assets

	Premier Large Company
	Growth Fund
	Six Months Ended
	January 31, 2011		Period Ended
	(Unaudited)		July 31, 2010[2,3]
	Shares		Shares
Capital share transactions (continued)
Payment for shares redeemed
Class A	(4,641,638)	$(40,217,746)	(4,456,636)	$(35,172,137)
Class B	(180,722)	(1,420,590)	(187,496)	(1,340,189)
Class C	(250,734)	(1,947,677)	(336,795)	(2,427,883)
Class R	NA	NA	NA	NA
Administrator Class	(844,235)	(7,037,627)	(57,396)[7]	(444,938)[7]
Institutional Class	(660,013)	(6,016,969)	(787,265)	(6,066,573)
Investor Class	(493,410)	(4,277,179)	(41,184)[7]	(318,823)[7]
Class IS	NA	NA	NA	NA

		(60,917,788)		(45,770,543)

Net asset value of shares issued in acquisition
Class A	0	0	25,965,456	195,693,807
Class B	0	0	933,034	6,444,460
Class C	0	0	683,245	4,706,607
Administrator Class	0	0	4,764,507	35,899,089
Institutional Class	0	0	102,415	771,666
Investor Class	0	0	8,400,328	63,310,758

		0		306,826,387

Net increase (decrease) in net assets resulting from capital share transactions		(14,876,660)		317,000,770

Total increase (decrease) in net assets		117,425,026		346,198,238

Net assets
Beginning of period		647,622,899		301,424,661

End of period		$765,047,925		$647,622,899

Undistributed (overdistributed) net investment income		$(449,444)		$(32,445)

Please see footnotes on page 56
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Large Cap Stock Funds 63

Premier Large Company
Growth Fund(continued)		Strategic Large Cap Growth Fund
		Six Months Ended
Year Ended		January 31, 2011		Period Ended		Year Ended
September 30, 2009[2]		(Unaudited)		July 31, 2010[2,3]		September 30, 2009[2]
Shares		Shares		Shares		Shares

(4,869,216)	$(29,318,435)	(239,088)	$(6,552,272)	(217,575)	$(5,647,598)	(186,686)	$(3,909,410)
(419,246)	(2,281,784)	0	0	(74,806)[5]	(1,748,431)[5]	(22,428)[5]	(436,097)[5]
(801,008)	(4,251,455)	(70,890)	(1,842,426)	(68,388)	(1,654,013)	(69,650)	(1,337,699)
NA	NA	(599)	(16,819)	(3,107)	(78,319)	(120)	(2,825)
NA	NA	(8,480)	(263,727)	0[1]	0[1]	NA	NA
(457,675)	(2,621,319)	(2,795,619)	(78,836,843)	(4,201,535)	(108,824,456)	(8,941,013)	(185,070,949)
NA	NA	NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	(271,338)[4]	(6,651,248)[4]	(117,673)[4]	(2,322,342)[4]

	(38,472,993)		(87,512,087)		(124,604,065)		(193,079,322)

0	0	0	0	0	0	0	0
0	0	NA	NA	NA	NA	NA	NA
0	0	0	0	0	0	0	0
NA	NA	0	0	0	0	0	0
0	0	0	0	0	0	0	0
NA	NA	NA	NA	NA	NA	NA	NA

	0		NA		NA		NA

	(1,695,526)		52,613,392		(71,367,700)		(63,490,793)

	(2,203,428)		137,803,136		(53,810,711)		(124,870,626)

	303,628,089		418,278,765		472,089,476		596,960,102

	$301,424,661		$556,081,901		$418,278,765		$472,089,476

	$1,986,654		$750,837		$804,253		$3,306,699

64 Wells Fargo Advantage Large Cap Stock Funds	Financial Highlights

	Beginning		Net Realized	Distributions
	Net Asset	Net	and Unrealized	from Net
	Value Per	Investment	Gains (Losses)	Investment
	Share	Income (Loss)	on Investments	Income

Capital Growth Fund
Class A
August 1, 2010 to January 31, 2011 (unaudited)	$13.07	(0.04)	2.99	0.00
August 1, 2009 to July 31, 2010	$11.83	(0.06)	1.30	0.00
August 1, 2008 to July 31, 2009	$17.60	0.00 [3,4]	(5.26)	0.00
August 1, 2007 to July 31, 2008	$18.64	(0.08)[3]	0.08	0.00
July 31, 2007[12]	$18.64	0.00	0.00	0.00

Class C
August 1, 2010 to January 31, 2011 (unaudited)	$12.77	(0.09)	2.93	0.00
August 1, 2009 to July 31, 2010	$11.65	(0.17)	1.29	0.00
August 1, 2008 to July 31, 2009	$17.47	(0.08)[3]	(5.23)	0.00
August 1, 2007 to July 31, 2008	$18.64	(0.22)[3]	0.09	0.00
July 31, 2007[12]	$18.64	0.00	0.00	0.00

Administrator Class
August 1, 2010 to January 31, 2011 (unaudited)	$13.45	(0.02)[3]	3.08	0.00
August 1, 2009 to July 31, 2010	$12.17	(0.03)	1.35	(0.04)
August 1, 2008 to July 31, 2009	$18.03	0.04 [3]	(5.39)	0.00
August 1, 2007 to July 31, 2008	$19.03	(0.02)[3]	0.06	0.00
August 1, 2006 to July 31, 2007	$16.07	(0.02)[3]	3.08	0.00
August 1, 2005 to July 31, 2006	$16.70	(0.03)[3]	(0.12)	0.00

Institutional Class
August 1, 2010 to January 31, 2011 (unaudited)	$13.57	(0.04)	3.15	0.00
August 1, 2009 to July 31, 2010	$12.27	0.00	1.36	(0.06)
August 1, 2008 to July 31, 2009	$18.14	0.06 [3]	(5.42)	0.00
August 1, 2007 to July 31, 2008	$19.10	0.01 [3]	0.07	0.00
August 1, 2006 to July 31, 2007	$16.10	0.02 [3]	3.08	0.00
August 1, 2005 to July 31, 2006	$16.71	0.00 [3]	(0.13)	0.00

Investor Class
August 1, 2010 to January 31, 2011 (unaudited)	$13.02	(0.04)[3]	2.98	0.00
August 1, 2009 to July 31, 2010	$11.79	(0.08)[3]	1.31	0.00
August 1, 2008 to July 31, 2009	$17.56	(0.01)[3]	(5.25)	0.00
August 1, 2007 to July 31, 2008	$18.64	(0.10)[3]	0.06	0.00
August 1, 2006 to July 31, 2007	$15.81	(0.10)[3]	3.03	0.00
August 1, 2005 to July 31, 2006	$16.52	(0.11)[3]	(0.12)	0.00

Endeavor Select Fund
Class A
August 1, 2010 to January 31, 2011 (unaudited)	$8.12	(0.04)	1.77	0.00
August 1, 2009 to July 31, 2010	$7.25	(0.04)[3]	0.91	0.00
August 1, 2008 to July 31, 2009	$10.81	(0.01)[3]	(3.29)	0.00
August 1, 2007 to July 31, 2008	$10.85	(0.04)[3]	0.10	0.00
August 1, 2006 to July 31, 2007	$9.35	(0.04)[3]	1.54	0.00
August 1, 2005 to July 31, 2006	$9.47	(0.05)[3]	0.02	0.00

Class B
August 1, 2010 to January 31, 2011 (unaudited)	$7.50	(0.05)[3]	1.62	0.00
August 1, 2009 to July 31, 2010	$6.75	(0.09)[3]	0.84	0.00
August 1, 2008 to July 31, 2009	$10.18	(0.06)[3]	(3.11)	0.00
August 1, 2007 to July 31, 2008	$10.29	(0.12)[3]	0.11	0.00
August 1, 2006 to July 31, 2007	$8.94	(0.11)[3]	1.46	0.00
August 1, 2005 to July 31, 2006	$9.12	(0.12)[3]	0.03	0.00

Class C
August 1, 2010 to January 31, 2011 (unaudited)	$7.50	(0.05)[3]	1.62	0.00
August 1, 2009 to July 31, 2010	$6.75	(0.09)[3]	0.84	0.00
August 1, 2008 to July 31, 2009	$10.18	(0.05)[3]	(3.12)	0.00
August 1, 2007 to July 31, 2008	$10.28	(0.12)[3]	0.12	0.00
August 1, 2006 to July 31, 2007	$8.93	(0.11)[3]	1.46	0.00
August 1, 2005 to July 31, 2006	$9.11	(0.12)[3]	0.03	0.00
Please see footnotes p. 74
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Large Cap Stock Funds 65

	Ending
Distributions	Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
from Net	Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Realized Gains	Share	Income (Loss)	Expenses	Expenses	Return[1]	Rate[2]	(000’s omitted)

0.00	$16.02	(0.51)%	1.20%	1.20%	22.74%	57%	$24,579
0.00	$13.07	(0.55)%	1.27%	1.25%	10.40%	128%	$24,222
(0.51)	$11.83	(0.01)%	1.31%	1.25%	(29.23)%	172%	$21,064
(1.04)	$17.60	(0.45)%	1.22%	1.22%	(0.46)%	151%	$33,756
0.00	$18.64	0.00%	0.00%	0.00%	0.00%	114%	$10

0.00	$15.61	(1.27)%	1.95%	1.95%	22.24%	57%	$8,592
0.00	$12.77	(1.31)%	2.02%	2.00%	9.61%	128%	$7,127
(0.51)	$11.65	(0.70)%	2.02%	1.96%	(29.75)%	172%	$6,772
(1.04)	$17.47	(1.21)%	2.14%	2.00%	(1.18)%	151%	$7,835
0.00	$18.64	0.00%	0.00%	0.00%	0.00%	114%	$10

0.00	$16.51	(0.22)%	1.04%	0.94%	22.83%	57%	$386,880
0.00	$13.45	(0.25)%	1.09%	0.94%	10.81%	128%	$684,207
(0.51)	$12.17	0.33%	1.13%	0.94%	(29.02)%	172%	$680,869
(1.04)	$18.03	(0.11)%	1.12%	0.94%	(0.24)%	151%	$678,414
(0.10)	$19.03	(0.09)%	1.18%	0.94%	19.08%	114%	$500,499
(0.48)	$16.07	(0.19)%	1.21%	0.94%	(1.10)%	89%	$380,588

0.00	$16.68	(0.04)%	0.77%	0.70%	23.01%	57%	$942,586
0.00	$13.57	(0.06)%	0.82%	0.75%	10.97%	128%	$473,777
(0.51)	$12.27	0.51%	0.86%	0.75%	(28.90)%	172%	$443,931
(1.04)	$18.14	0.07%	0.85%	0.75%	(0.02)%	151%	$539,373
(0.10)	$19.10	0.11%	0.91%	0.76%	19.36%	114%	$281,353
(0.48)	$16.10	(0.03)%	0.94%	0.80%	(0.98)%	89%	$109,801

0.00	$15.96	(0.58)%	1.27%	1.27%	22.67%	57%	$103,893
0.00	$13.02	(0.64)%	1.36%	1.35%	10.35%	128%	$104,200
(0.51)	$11.79	(0.12)%	1.41%	1.36%	(29.30)%	172%	$220,008
(1.04)	$17.56	(0.54)%	1.42%	1.39%	(0.68)%	151%	$379,966
(0.10)	$18.64	(0.56)%	1.53%	1.42%	18.63%	114%	$374,723
(0.48)	$15.81	(0.64)%	1.55%	1.42%	(1.61)%	89%	$236,878

0.00	$9.85	(0.56)%	1.23%	1.23%	21.43%	54%	$141,440
0.00	$8.12	(0.51)%	1.28%	1.25%	12.00%	139%	$125,266
(0.26)	$7.25	(0.08)%	1.32%	1.25%	(30.10)%	173%	$155,666
(0.10)	$10.81	(0.38)%	1.31%	1.25%	0.50%	154%	$237,689
0.00[4]	$10.85	(0.40)%	1.36%	1.25%	16.05%	91%	$162,421
(0.09)	$9.35	(0.53)%	1.40%	1.25%	(0.33)%	84%	$148,765

0.00	$9.07	(1.28)%	1.98%	1.98%	20.93%	54%	$1,956
0.00	$7.50	(1.25)%	2.02%	2.00%	11.11%	139%	$2,622
(0.26)	$6.75	(0.85)%	2.07%	2.00%	(30.71)%	173%	$3,976
(0.10)	$10.18	(1.12)%	2.06%	2.00%	(0.15)%	154%	$9,097
0.00[4]	$10.29	(1.16)%	2.11%	2.00%	15.11%	91%	$10,596
(0.09)	$8.94	(1.28)%	2.15%	2.00%	(1.01)%	84%	$11,353

0.00	$9.07	(1.30)%	1.98%	1.98%	20.93%	54%	$8,069
0.00	$7.50	(1.26)%	2.03%	2.00%	11.11%	139%	$7,825
(0.26)	$6.75	(0.82)%	2.07%	2.00%	(30.70)%	173%	$9,139
(0.10)	$10.18	(1.13)%	2.06%	2.00%	(0.06)%	154%	$12,297
0.00[4]	$10.28	(1.14)%	2.11%	2.00%	15.12%	91%	$9,805
(0.09)	$8.93	(1.30)%	2.15%	2.00%	(1.01)%	84%	$6,890

66 Wells Fargo Advantage Large Cap Stock Funds	Financial Highlights

	Beginning		Net Realized	Distributions
	Net Asset	Net	and Unrealized	from Net
	Value Per	Investment	Gains (Losses)	Investment
	Share	Income (Loss)	on Investments	Income

Endeavor Select Fund (continued)
Administrator Class
August 1, 2010 to January 31, 2011 (unaudited)	$8.22	(0.02)	1.79	0.00
August 1, 2009 to July 31, 2010	$7.34	(0.02)[3]	0.91	(0.01)
August 1, 2008 to July 31, 2009	$10.91	0.01 [3]	(3.32)	0.00
August 1, 2007 to July 31, 2008	$10.91	(0.01)[3]	0.11	0.00
August 1, 2006 to July 31, 2007	$9.37	(0.01)[3]	1.55	0.00
August 1, 2005 to July 31, 2006	$9.47	(0.02)[3]	0.01	0.00

Institutional Class
August 1, 2010 to January 31, 2011 (unaudited)	$8.28	(0.01)[3]	1.81	0.00
August 1, 2009 to July 31, 2010	$7.39	(0.01)[3]	0.93	(0.03)
August 1, 2008 to July 31, 2009	$10.97	0.03 [3]	(3.35)	0.00
August 1, 2007 to July 31, 2008	$10.96	0.01 [3]	0.11	(0.01)
August 1, 2006 to July 31, 2007	$9.40	0.01 [3]	1.55	0.00
August 1, 2005 to July 31, 2006	$9.47	(0.01)[3]	0.03	0.00

Growth Fund
Class A
August 1, 2010 to January 31, 2011 (unaudited)	$26.10	(0.12)[3]	6.97	0.00
August 1, 2009 to July 31, 2010	$21.13	(0.16)[3]	5.13	0.00
August 1, 2008 to July 31, 2009	$25.20	(0.08)[3]	(3.99)	0.00
August 1, 2007 to July 31, 2008[13]	$26.36	(0.16)[3]	(1.00)	0.00
August 1, 2006 to July 31, 2007	$20.45	(0.15)[3]	6.06	0.00
August 1, 2005 to July 31, 2006	$19.84	(0.16)[3]	0.77	0.00

Class C
August 1, 2010 to January 31, 2011 (unaudited)	$24.81	(0.23)[3]	6.62	0.00
August 1, 2009 to July 31, 2010	$20.24	(0.34)[3]	4.91	0.00
August 1, 2008 to July 31, 2009	$24.30	(0.21)[3]	(3.85)	0.00
August 1, 2007 to July 31, 2008	$27.23	(0.35)[3]	(0.97)	0.00
August 1, 2006 to July 31, 2007	$20.03	(0.31)[3]	5.90	0.00
August 1, 2005 to July 31, 2006	$19.57	(0.32)[3]	0.78	0.00

Administrator Class
August 1, 2010 to January 31, 2011 (unaudited)	$27.24	(0.08)[3]	7.27	0.00
August 1, 2009 to July 31, 2010	$21.98	(0.08)[3]	5.34	0.00
August 1, 2008 to July 31, 2009	$26.12	(0.01)[3]	(4.13)	0.00
August 1, 2007 to July 31, 2008	$27.23	(0.07)[3]	(1.04)	0.00
August 1, 2006 to July 31, 2007	$21.06	(0.07)[3]	6.24	0.00
August 1, 2005 to July 31, 2006	$20.35	(0.10)[3]	0.81	0.00

Institutional Class
August 1, 2010 to January 31, 2011 (unaudited)	$27.88	(0.05)[3]	7.44	0.00
August 1, 2009 to July 31, 2010	$22.46	(0.03)[3]	5.45	0.00
August 1, 2008 to July 31, 2009	$26.65	0.01 [3]	(4.20)	0.00
August 1, 2007 to July 31, 2008	$27.74	(0.03)[3]	(1.06)	0.00
August 1, 2006 to July 31, 2007	$21.42	(0.04)[3]	6.36	0.00
August 1, 2005 to July 31, 2006	$20.68	(0.07)[3]	0.81	0.00

Investor Class
August 1, 2010 to January 31, 2011 (unaudited)	$26.09	(0.12)[3]	6.94	0.00
August 1, 2009 to July 31, 2010	$21.14	(0.17)[3]	5.12	0.00
August 1, 2008 to July 31, 2009	$26.43	(0.10)[3]	(3.99)	0.00
August 1, 2006 to July 31, 2007	$20.55	(0.20)[3]	(1.00)	0.00
August 1, 2005 to July 31, 2006	$19.96	(0.19)[3]	6.07	0.00
Please see footnotes p. 74
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Large Cap Stock Funds 67

	Ending
Distributions	Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
from Net	Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Realized Gains	Share	Income (Loss)	Expenses	Expenses	Return[1]	Rate[2]	(000’s omitted)

0.00	$9.99	(0.32)%	1.07%	1.00%	21.53%	54%	$242,109
0.00	$8.22	(0.26)%	1.10%	1.00%	12.16%	139%	$223,320
(0.26)	$7.34	0.20%	1.14%	1.00%	(29.91)%	173%	$247,298
(0.10)	$10.91	(0.12)%	1.12%	1.00%	0.87%	154%	$276,388
0.00[4]	$10.91	(0.14)%	1.17%	1.00%	16.44%	91%	$108,062
(0.09)	$9.37	(0.25)%	1.22%	1.00%	(0.12)%	84%	$74,520

0.00	$10.08	(0.11)%	0.80%	0.79%	21.74%	54%	$875,995
0.00	$8.28	(0.07)%	0.83%	0.80%	12.41%	139%	$933,587
(0.26)	$7.39	0.38%	0.88%	0.80%	(29.84)%	173%	$867,167
(0.10)	$10.97	0.07%	0.86%	0.80%	1.06%	154%	$1,158,997
0.00[4]	$10.96	0.06%	0.91%	0.80%	16.60%	91%	$1,099,424
(0.09)	$9.40	(0.12)%	0.95%	0.80%	0.20%	84%	$534,868

0.00	$32.95	(0.79)%	1.26%	1.26%	26.25%	29%	$481,611
0.00	$26.10	(0.64)%	1.31%	1.30%	23.52%	72%	$163,485
0.00	$21.13	(0.44)%	1.35%	1.29%	(16.15)%	88%	$46,250
0.00	$25.20	(0.60)%	1.35%	1.30%	(4.40)%	122%	$34,992
0.00	$26.36	(0.63)%	1.34%	1.30%	28.85%	117%	$23,142
0.00	$20.45	(0.77)%	1.33%	1.30%	3.07%	123%	$16,468

0.00	$31.20	(1.56)%	2.01%	2.01%	25.76%	29%	$71,248
0.00	$24.81	(1.40)%	2.06%	2.05%	22.58%	72%	$14,737
0.00	$20.24	(1.17)%	2.07%	2.02%	(16.71)%	88%	$2,387
0.00	$24.30	(1.36)%	2.11%	2.05%	(5.15)%	122%	$109,958
0.00	$25.62	(1.35)%	2.09%	2.05%	27.86%	117%	$325
0.00	$20.03	(1.52)%	2.08%	2.05%	2.35%	123%	$170

0.00	$34.43	(0.48)%	1.10%	0.96%	26.39%	29%	$794,150
0.00	$27.24	(0.29)%	1.13%	0.96%	23.93%	72%	$414,489
0.00	$21.98	(0.07)%	1.18%	0.96%	(15.85)%	88%	$196,301
0.00	$26.12	(0.25)%	1.17%	0.96%	(4.08)%	122%	$260,671
0.00	$27.23	(0.29)%	1.16%	0.96%	29.25%	117%	$128,523
0.00	$21.06	(0.44)%	1.16%	0.96%	3.49%	123%	$110,565

0.00	$35.27	(0.31)%	0.83%	0.80%	26.51%	29%	$539,084
0.00	$27.88	(0.12)%	0.86%	0.80%	24.13%	72%	$367,360
0.00	$22.46	0.07%	0.91%	0.80%	(15.72)%	88%	$255,282
0.00	$26.65	(0.10)%	0.90%	0.80%	(3.93)%	122%	$958,160
0.00	$27.74	(0.14)%	0.89%	0.82%	29.46%	117%	$264,648
0.00	$21.42	(0.33)%	0.88%	0.85%	3.58%	123%	$179,549

0.00	$32.91	(0.84)%	1.33%	1.33%	26.14%	29%	$1,328,076
0.00	$26.09	(0.71)%	1.41%	1.40%	23.42%	72%	$941,660
0.00	$21.14	(0.54)%	1.46%	1.40%	(16.21)%	88%	$748,218
0.00	$25.23	(0.73)%	1.49%	1.44%	(4.54)%	122%	$1,063,168
0.00	$26.43	(0.80)%	1.51%	1.47%	28.61%	117%	$974,189

68 Wells Fargo Advantage Large Cap Stock Funds	Financial Highlights

	Beginning		Net Realized	Distributions
	Net Asset	Net	and Unrealized	from Net
	Value Per	Investment	Gains (Losses)	Investment
	Share	Income (Loss)	on Investments	Income

Large Cap Growth Fund
Class A
August 1, 2010 to January 31, 2011 (unaudited)	$24.54	(0.01)	5.21	0.00
July 30, 2010[6] to July 31, 2010	$24.54	0.00	0.00	0.00

Class C
August 1, 2010 to January 31, 2011 (unaudited)	$24.54	(0.04)	5.12	0.00
July 30, 2010[6] to July 31, 2010	$24.54	0.00	0.00	0.00

Administrator Class
August 1, 2010 to January 31, 2011 (unaudited)	$24.54	(0.01)	5.23	0.00
July 30, 2010[6] to July 31, 2010	$24.54	0.00	0.00	0.00

Institutional Class
August 1, 2010 to January 31, 2011 (unaudited)	$24.54	0.05	5.20	0.00
July 30, 2010[6] to July 31, 2010	$24.54	0.00	0.00	0.00

Investor Class
August 1, 2010 to January 31, 2011 (unaudited)	$24.54	0.00	5.18	0.00
August 1, 2009 to July 31, 2010	$21.77	(0.02)[3]	2.81	(0.02)
August 1, 2008 to July 31, 2009	$26.62	0.02 [3]	(4.87)	0.00
August 1, 2007 to July 31, 2008	$27.18	(0.04)[3]	(0.52)	0.00
August 1, 2006 to July 31, 2007	$23.18	(0.07)[3]	4.07	0.00
August 1, 2005 to July 31, 2006	$23.57	(0.10)[3]	(0.29)	0.00

Omega Growth Fund
Class A7
August 1, 2010 to January 31, 2011 (unaudited)	$30.11	(0.13)[3]	7.82	0.00
October 1, 2009 to July 31, 2010[5]	$28.44	(0.10)[3]	1.96	(0.19)
October 1, 2008 to September 30, 2009	$27.26	0.18 [3]	1.00	0.00
October 1, 2007 to September 30, 2008	$31.44	0.05 [3]	(4.23)	0.00
October 1, 2006 to September 30, 2007	$25.60	(0.11)[3]	5.95	0.00
October 1, 2005 to September 30, 2006	$25.54	(0.15)[3]	0.21	0.00
October 1, 2004 to September 30, 2005	$23.00	(0.12)[3]	2.66	0.00

Class B8
August 1, 2010 to January 31, 2011 (unaudited)	$25.89	(0.22)[3]	6.71	0.00
October 1, 2009 to July 31, 2010[5]	$24.46	(0.25)[3]	1.68	0.00
October 1, 2008 to September 30, 2009	$23.62	0.02 [3]	0.82	0.00
October 1, 2007 to September 30, 2008	$27.45	(0.15)[3]	(3.68)	0.00
October 1, 2006 to September 30, 2007	$22.51	(0.27)[3]	5.21	0.00
October 1, 2005 to September 30, 2006	$22.62	(0.29)[3]	0.18	0.00
October 1, 2004 to September 30, 2005	$20.51	(0.25)[3]	2.36	0.00

Class C9
August 1, 2010 to January 31, 2011 (unaudited)	$25.94	(0.22)[3]	6.72	0.00
October 1, 2009 to July 31, 2010[5]	$24.53	(0.25)[3]	1.68	(0.02)
October 1, 2008 to September 30, 2009	$23.69	0.00 [3]	0.84	0.00
October 1, 2007 to September 30, 2008	$27.52	(0.15)[3]	(3.68)	0.00
October 1, 2006 to September 30, 2007	$22.57	(0.27)[3]	5.22	0.00
October 1, 2005 to September 30, 2006	$22.67	(0.29)[3]	0.19	0.00
October 1, 2004 to September 30, 2005	$20.57	(0.25)[3]	2.35	0.00

Class R11
August 1, 2010 to January 31, 2011 (unaudited)	$29.69	(0.18)[3]	7.70	0.00
October 1, 2009 to July 31, 2010[5]	$28.09	(0.16)[3]	1.94	(0.18)
October 1, 2008 to September 30, 2009	$26.99	0.08 [3]	1.02	0.00
October 1, 2007 to September 30, 2008	$31.20	(0.02)[3]	(4.19)	0.00
October 1, 2006 to September 30, 2007	$25.47	(0.14)[3]	5.87	0.00
October 1, 2005 to September 30, 2006	$25.46	(0.19)[3]	0.20	0.00
October 1, 2004 to September 30, 2005	$22.97	(0.24)[3]	2.73	0.00
Please see footnotes p. 74
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Large Cap Stock Funds 69

	Ending
Distributions	Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
from Net	Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Realized Gains	Share	Income (Loss)	Expenses	Expenses	Return[1]	Rate[2]	(000’s omitted)

0.00	$29.74	(0.20)%	1.27%	1.12%	21.19%	23%	$274
0.00	$24.54	0.00%	0.00%	0.00%	0.00%	60%	$10

0.00	$29.62	(0.98)%	2.02%	1.87%	20.70%	23%	$81
0.00	$24.54	0.00%	0.00%	0.00%	0.00%	60%	$10

0.00	$29.76	(0.22)%	1.12%	0.96%	21.27%	23%	$325
0.00	$24.54	0.00%	0.00%	0.00%	0.00%	60%	$10

0.00	$29.79	0.40%	0.82%	0.75%	21.39%	23%	$12
0.00	$24.54	0.00%	0.00%	0.00%	0.00%	60%	$10

0.00	$29.72	(0.04)%	1.33%	1.19%	21.11%	23%	$324,819
0.00	$24.54	(0.07)%	1.43%	1.19%	12.80%	60%	$278,585
0.00	$21.77	0.07%	1.46%	1.19%	(18.22)%	81%	$264,776
0.00	$26.62	(0.13)%	1.47%	1.19%	(2.06)%	131%	$350,352
0.00	$27.18	(0.26)%	1.53%	1.19%	17.26%	113%	$388,700
0.00	$23.18	(0.37)%	1.51%	1.19%	(1.65)%	98%	$395,581

0.00	$37.80	(0.78)%	1.43%	1.30%	25.54%	66%	$556,099
0.00	$30.11	(0.40)%	1.35%	1.34%	6.53%	116%	$460,187
0.00	$28.44	0.79%	1.48%	1.39%	4.33%	26%	$460,082
0.00	$27.26	0.16%	1.44%	1.37%	(13.30)%	44%	$465,952
0.00	$31.44	(0.38)%	1.46%	1.40%	22.81%	23%	$595,296
0.00	$25.60	(0.57)%	1.51%	1.42%	0.23%	128%	$520,421
0.00	$25.54	(0.49)%	1.48%	1.44%	11.04%	134%	$499,639

0.00	$32.38	(1.52)%	2.18%	2.05%	25.07%	66%	$50,037
0.00	$25.89	(1.14)%	2.10%	2.09%	5.85%	116%	$46,434
0.00	$24.46	0.10%	2.22%	2.13%	3.56%	26%	$51,984
0.00	$23.62	(0.61)%	2.16%	2.11%	(13.95)%	44%	$85,008
0.00	$27.45	(1.08)%	2.15%	2.11%	21.95%	23%	$183,129
0.00	$22.51	(1.27)%	2.21%	2.12%	(0.49)%	128%	$311,011
0.00	$22.62	(1.17)%	2.18%	2.14%	10.29%	134%	$437,122

0.00	$32.44	(1.53)%	2.18%	2.05%	25.10%	66%	$56,772
0.00	$25.94	(1.15)%	2.10%	2.09%	5.83%	116%	$44,892
0.00	$24.53	0.02%	2.23%	2.14%	3.55%	26%	$43,806
0.00	$23.69	(0.58)%	2.16%	2.11%	(13.92)%	44%	$40,829
0.00	$27.52	(1.09)%	2.15%	2.11%	21.93%	23%	$54,982
0.00	$22.57	(1.27)%	2.21%	2.12%	(0.44)%	128%	$64,042
0.00	$22.67	(1.15)%	2.18%	2.14%	10.21%	134%	$92,223

0.00	$37.21	(1.06)%	1.67%	1.55%	25.40%	66%	$3,138
0.00	$29.69	(0.65)%	1.60%	1.59%	6.29%	116%	$1,523
0.00	$28.09	0.35%	1.76%	1.67%	4.08%	26%	$838
0.00	$26.99	(0.08)%	1.66%	1.61%	(13.49)%	44%	$84
0.00	$31.20	(0.53)%	1.65%	1.61%	22.50%	23%	$63
0.00	$25.47	(0.75)%	1.71%	1.62%	0.04%	128%	$445
0.00	$25.46	(0.98)%	1.67%	1.63%	10.84%	134%	$385

70 Wells Fargo Advantage Large Cap Stock Funds	Financial Highlights

	Beginning		Net Realized	Distributions
	Net Asset	Net	and Unrealized	from Net
	Value Per	Investment	Gains (Losses)	Investment
	Share	Income (Loss)	on Investments	Income

Omega Growth Fund (continued)
Administrator Class[10]
August 1, 2010 to January 31, 2011 (unaudited)	$31.12	(0.09)[3]	8.08	0.00
October 1, 2009 to July 31, 2010[5]	$29.39	(0.04)[3]	2.02	(0.25)
October 1, 2008 to September 30, 2009	$28.10	0.24 [3]	1.05	0.00
October 1, 2007 to September 30, 2008	$32.32	0.13 [3]	(4.35)	0.00
October 1, 2006 to September 30, 2007	$26.25	(0.03)[3]	6.10	0.00
October 1, 2005 to September 30, 2006	$26.10	(0.08)[3]	0.23	0.00
October 1, 2004 to September 30, 2005	$23.44	(0.04)[3]	2.70	0.00

Institutional Class
August 1, 2010 to January 31, 2011 (unaudited)	$31.12	(0.05)[3]	8.09	0.00
July 30, 2010[6] to July 31, 2010	$31.12	0.00	0.00	0.00

Premier Large Company Growth Fund
Class A7
August 1, 2010 to January 31, 2011 (unaudited)	$7.75	0.00	1.62	0.004
October 1, 2009 to July 31, 2010[5]	$7.23	0.00 [3]	0.57	(0.05)
October 1, 2008 to September 30, 2009	$7.20	0.05 [3]	0.029	(0.04)[4]
October 1, 2007 to September 30, 2008	$8.50	0.03 [3]	(1.33)	0.00
October 1, 2006 to September 30, 2007	$6.96	0.01 [3]	1.53	0.00
October 1, 2005 to September 30, 2006	$6.66	0.00 [3]	0.31	(0.01)
October 1, 2004 to September 30, 2005	$5.96	0.01 [3]	0.69	0.00

Class B8
August 1, 2010 to January 31, 2011 (unaudited)	$7.10	(0.03)[3]	1.48	0.00
October 1, 2009 to July 31, 2010[5]	$6.62	(0.04)[3]	0.52	0.00
October 1, 2008 to September 30, 2009	$6.60	0.01 [3]	0.019	0.00
October 1, 2007 to September 30, 2008	$7.85	(0.02)[3]	(1.23)	0.00
October 1, 2006 to September 30, 2007	$6.47	(0.04)[3]	1.42	0.00
October 1, 2005 to September 30, 2006	$6.23	(0.05)[3]	0.29	0.00
October 1, 2004 to September 30, 2005	$5.61	(0.03)[3]	0.65	0.00

Class C9
August 1, 2010 to January 31, 2011 (unaudited)	$7.08	(0.03)	1.48	0.00
October 1, 2009 to July 31, 2010[5]	$6.62	(0.04)[3]	0.52	(0.02)
October 1, 2008 to September 30, 2009	$6.59	0.00 [3]	0.039	0.00
October 1, 2007 to September 30, 2008	$7.84	(0.02)[3]	(1.23)	0.00
October 1, 2006 to September 30, 2007	$6.47	(0.04)[3]	1.41	0.00
October 1, 2005 to September 30, 2006	$6.23	(0.05)[3]	0.29	0.00
October 1, 2004 to September 30, 2005	$5.61	(0.03)[3]	0.65	0.00

Administrator Class
August 1, 2010 to January 31, 2011 (unaudited)	$7.75	0.01	1.62	(0.01)
July 16, 2010[6] to July 31, 2010[5]	$7.53	0.00	0.22	0.00

Institutional Class[10]
August 1, 2010 to January 31, 2011 (unaudited)	$7.75	0.00	1.64	(0.01)
October 1, 2009 to July 31, 2010[5]	$7.24	0.02	0.57	(0.08)
October 1, 2008 to September 30, 2009	$7.22	0.06 [3]	0.029	(0.06)
October 1, 2007 to September 30, 2008	$8.53	0.05 [3]	(1.33)	(0.03)
October 1, 2006 to September 30, 2007	$6.96	0.03 [3]	1.54	0.00
October 1, 2005 to September 30, 2006	$6.67	0.02 [3]	0.30	(0.03)
October 1, 2004 to September 30, 2005	$5.94	0.03 [3]	0.70	0.00

Investor Class
August 1, 2010 to January 31, 2011 (unaudited)	$7.75	0.00	1.62	(0.01)
July 16, 2010[6] to July 31, 2010[5]	$7.54	0.00 [4]	0.21	0.00
Please see footnotes p. 74
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Large Cap Stock Funds 71

	Ending
Distributions	Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
from Net	Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Realized Gains	Share	Income (Loss)	Expenses	Expenses	Return[1]	Rate[2]	(000’s omitted)

0.00	$39.11	(0.53)%	1.26%	1.05%	25.67%	66%	$35,938
0.00	$31.12	(0.16)%	1.11%	1.09%	6.75%	116%	$29,724
0.00	$29.39	1.00%	1.23%	1.14%	4.59%	26%	$32,437
0.00	$28.10	0.42%	1.17%	1.12%	(13.06)%	44%	$23,910
0.00	$32.32	(0.09)%	1.15%	1.11%	23.12%	23%	$16,503
0.00	$26.25	(0.30)%	1.21%	1.12%	0.57%	128%	$16,344
0.00	$26.10	(0.15)%	1.18%	1.14%	11.35%	134%	$10,526

0.00	$39.16	(0.27)%	1.00%	0.80%	25.87%	66%	$13
0.00	$31.12	0.00%	0.00%	0.00%	0.00%	116%	$10

0.00	$9.37	0.04%	1.28%	1.12%	20.97%	24%	$578,410
0.00	$7.75	0.06%	1.09%	1.08%	7.93%	89%	$491,290
0.00	$7.23	0.86%	1.12%	1.12%	1.04%	24%	$268,422
0.00	$7.20	0.44%	1.09%	1.07%	(15.25)%	39%	$276,771
0.00	$8.50	0.10%	1.12%	1.10%	22.13%	21%	$361,051
0.00	$6.96	(0.01)%	1.14%	1.14%	4.65%	117%	$341,511
0.00	$6.66	0.18%	1.15%	1.15%	11.74%	120%	$370,926

0.00	$8.55	(0.70)%	2.03%	1.87%	20.42%	24%	$13,060
0.00	$7.10	(0.69)%	1.84%	1.83%	7.25%	89%	$13,957
0.00	$6.62	0.11%	1.87%	1.87%	0.30%	24%	$7,951
0.00	$6.60	(0.31)%	1.81%	1.81%	(15.92)%	39%	$10,489
0.00	$7.85	(0.61)%	1.82%	1.82%	21.33%	21%	$16,694
0.00	$6.47	(0.71)%	1.84%	1.84%	3.85%	117%	$17,986
0.00	$6.23	(0.50)%	1.85%	1.85%	11.05%	120%	$21,949

0.00	$8.53	(0.72)%	2.03%	1.87%	20.48%	24%	$27,183
0.00	$7.08	(0.68)%	1.84%	1.83%	7.18%	89%	$22,246
0.00	$6.62	0.08%	1.87%	1.87%	0.46%	24%	$13,717
0.00	$6.59	(0.30)%	1.82%	1.82%	(15.94)%	39%	$10,046
0.00	$7.84	(0.61)%	1.82%	1.82%	21.17%	21%	$10,058
0.00	$6.47	(0.71)%	1.84%	1.84%	3.85%	117%	$8,397
0.00	$6.23	(0.53)%	1.85%	1.85%	11.05%	120%	$8,799

0.00	$9.37	0.18%	1.11%	0.95%	21.03%	24%	$45,435
0.00	$7.75	(0.34)%	1.13%	0.95%	2.92%	89%	$36,508

0.00	$9.38	0.43%	0.84%	0.75%	21.18%	24%	$24,639
0.00	$7.75	0.34%	0.83%	0.82%	8.20%	89%	$18,841
0.00	$7.24	1.04%	0.87%	0.87%	1.28%	24%	$11,335
0.00	$7.22	0.68%	0.81%	0.81%	(15.07)%	39%	$6,321
0.00	$8.53	0.39%	0.82%	0.82%	22.56%	21%	$11,197
0.00	$6.96	0.29%	0.84%	0.84%	4.81%	117%	$13,605
0.00	$6.67	0.49%	0.85%	0.85%	12.29%	120%	$14,685

0.00	$9.36	(0.03)%	1.35%	1.19%	20.90%	24%	$76,321
0.00	$7.75	(0.59)%	1.36%	1.19%	2.79%	89%	$64,781

72 Wells Fargo Advantage Large Cap Stock Funds	Financial Highlights

	Beginning		Net Realized	Distributions
	Net Asset	Net	and Unrealized	from Net
	Value Per	Investment	Gains (Losses)	Investment
	Share	Income (Loss)	on Investments	Income

Strategic Large Cap Growth Fund

Class A7
August 1, 2010 to January 31, 2011 (unaudited)	$25.10	0.00	5.63	0.00
October 1, 2009 to July 31, 2010[5]	$24.30	0.00 [3]	0.95	(0.15)
October 1, 2008 to September 30, 2009	$26.61	0.15	(0.50)	(0.08)
October 1, 2007 to September 30, 2008	$34.16	0.11 [3]	(6.82)	(0.13)
October 1, 2006 to September 30, 2007	$27.57	0.02	6.57	0.00
October 1, 2005 to September 30, 2006	$26.70	(0.02)	0.89	0.00
October 1, 2004 to September 30, 2005	$23.65	0.11	3.06	(0.12)

Class C9
August 1, 2010 to January 31, 2011 (unaudited)	$23.76	(0.08)[3]	5.30	0.00
October 1, 2009 to July 31, 2010[5]	$23.03	(0.15)	0.90	(0.02)
October 1, 2008 to September 30, 2009	$25.43	(0.03)[3]	(0.49)	0.00
October 1, 2007 to September 30, 2008	$32.79	(0.12)[3]	(6.53)	0.00
October 1, 2006 to September 30, 2007	$26.67	(0.20)[3]	6.32	0.00
October 1, 2005 to September 30, 2006	$26.00	(0.20)[3]	0.87	0.00
October 1, 2004 to September 30, 2005	$23.16	(0.06)[3]	2.97	(0.07)

Class R11
August 1, 2010 to January 31, 2011 (unaudited)	$25.03	(0.02)[3]	5.60	0.00
October 1, 2009 to July 31, 2010[5]	$24.30	(0.06)[3]	0.95	(0.16)
October 1, 2008 to September 30, 2009	$26.61	0.05 [3]	(0.45)	(0.03)
October 1, 2007 to September 30, 2008	$34.13	0.03 [3]	(6.82)	(0.02)
October 1, 2006 to September 30, 2007	$27.61	(0.06)[3]	6.58	0.00
October 1, 2005 to September 30, 2006	$26.79	(0.07)[3]	0.89	0.00
October 1, 2004 to September 30, 2005	$23.77	0.13	3.00	(0.11)

Administrator Class
August 1, 2010 to January 31, 2011 (unaudited)	$25.37	0.00	5.72	(0.09)
July 30, 20106 to July 31, 2010[5]	$25.37	0.00	0.00	0.00

Institutional Class[10]
August 1, 2010 to January 31, 2011 (unaudited)	$25.37	0.05	5.68	(0.06)
October 1, 2009 to July 31, 2010[5]	$24.54	0.07	0.94	(0.18)
October 1, 2008 to September 30, 2009	$26.88	0.20	(0.52)	(0.14)
October 1, 2007 to September 30, 2008	$34.49	0.22	(6.91)	(0.21)
October 1, 2006 to September 30, 2007	$27.83	0.12	6.62	(0.08)
October 1, 2005 to September 30, 2006	$26.89	0.07	0.89	(0.02)
October 1, 2004 to September 30, 2005	$23.81	0.18	3.08	(0.18)
Please see footnotes p. 74
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Large Cap Stock Funds 73

	Ending
Distributions	Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
from Net	Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Realized Gains	Share	Income (Loss)	Expenses	Expenses	Return[1]	Rate[2]	(000’s omitted)

0.00	$30.73	0.13%	1.27%	1.07%	22.43%	87%	$25,888
0.00	$25.10	(0.01)%	1.09%	1.08%	3.90%	105%	$23,932
(1.88)	$24.30	0.59%	1.07%	1.07%	1.02%	182%	$15,280
(0.71)	$26.61	0.35%	1.06%	1.04%	(20.09)%	139%	$8,883
0.00	$34.16	0.04%	1.10%	1.08%	23.90%	97%	$7,379
0.00	$27.57	(0.06)%	1.07%	1.07%	3.26%	97%	$5,395
0.00	$26.70	0.38%	1.08%	1.08%	13.42%	173%	$5,259

0.00	$28.98	(0.62)%	2.02%	1.82%	21.97%	87%	$5,848
0.00	$23.76	(0.76)%	1.84%	1.83%	3.24%	105%	$6,003
(1.88)	$23.03	(0.15)%	1.82%	1.82%	0.25%	182%	$5,672
(0.71)	$25.43	(0.39)%	1.79%	1.79%	(20.70)%	139%	$4,457
0.00	$32.79	(0.68)%	1.79%	1.79%	22.98%	97%	$2,845
0.00	$26.67	(0.76)%	1.77%	1.77%	2.58%	97%	$1,742
0.00	$26.00	(0.25)%	1.77%	1.77%	12.57%	173%	$1,705

0.00	$30.61	(0.14)%	1.52%	1.32%	22.29%	87%	$665
0.00	$25.03	(0.27)%	1.33%	1.32%	3.65%	105%	$437
(1.88)	$24.30	0.23%	1.34%	1.34%	0.81%	182%	$289
(0.71)	$26.61	0.23%	1.29%	1.29%	20.32%	139%	$289
0.00	$34.13	(0.02)%	1.31%	1.31%	23.61%	97%	$10
0.00	$27.61	(0.27)%	1.28%	1.28%	3.06%	97%	$6
0.00	$26.79	(0.03)%	1.26%	1.26%	13.18%	173%	$7

0.00	$31.00	0.09%	1.11%	0.95%	22.54%	87%	$1,485
0.00	$25.37	0.00%	0.00%	0.00%	0.00%	105%	$10

0.00	$31.04	0.39%	0.84%	0.80%	22.60%	87%	$522,195
0.00	$25.37	0.25%	0.83%	0.83%	4.14%	105%	$387,896
(1.88)	$24.54	0.87%	0.82%	0.82%	1.27%	182%	$442,736
(0.71)	$26.88	0.60%	0.79%	0.79%	(19.91)%	139%	$571,879
0.00	$34.49	0.33%	0.79%	0.79%	24.28%	97%	$978,930
0.00	$27.83	0.24%	0.77%	0.77%	3.56%	97%	$1,389,589
0.00	$26.89	0.69%	0.77%	0.77%	13.74%	173%	$1,653,361

74 Wells Fargo Advantage Large Cap Stock Funds	Financial Highlights

1.	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

2.	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented to periods of less than one year are not annualized.

3.	Calculated based on average shares outstanding.

4.	Amount represents less than $0.005 per share.

5.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

6.	Commencement of class operations.

7.	The financial highlights for the periods prior to July 19, 2010 are those of Class A of the predecessor Evergreen Fund.

8.	The financial highlights for the periods prior to July 19, 2010 are those of Class B of the predecessor Evergreen Fund.

9.	The financial highlights for the periods prior to July 19, 2010 are those of Class C of the predecessor Evergreen Fund.

10.	The financial highlights for the periods prior to July 19, 2010 are those of Class I of the predecessor Evergreen Fund.

11.	The financial highlights for the periods prior to July 19, 2010 are those of Class R of the predecessor Evergreen Fund.

12.	Class A and Class C commenced operations on July 31, 2007 and had no activity during the year.

13.	Effective June 20, 2008, the Advisor Class was renamed Class A.
The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 75
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Capital Growth Fund (“Capital Growth Fund”), Wells Fargo Advantage Endeavor Select Fund (“Endeavor Select”), Wells Fargo Advantage Growth Fund (“Growth Fund” ), Wells Fargo Advantage Large Cap Growth Fund (“Large Cap Growth Fund”), Wells Fargo Advantage Omega Growth Fund (“Omega Growth Fund”), Wells Fargo Advantage Premier Large Company Growth Fund (“Premier Large Company Growth Fund”) and Wells Fargo Advantage Strategic Large Cap Growth Fund (“Strategic Large Cap Growth Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund, except for Endeavor Select Fund, is a diversified series of the Trust. Endeavor Select Fund is a non-diversified series of the Trust.
After the close of business on July 16, 2010, the net assets of various Evergreen Funds were acquired by various Wells Fargo Advantage Funds, which were created to receive the assets of the respective Evergreen Fund, in an exchange for shares of the Wells Fargo Advantage Fund. As the various Evergreen Funds contributed all of the net assets and shareholders to the newly created Wells Fargo Advantage Fund, the accounting and performance history of the Evergreen Fund has been carried forward in the financial statements contained herein.

Wells Fargo Advantage Fund	Acquired Evergreen Fund
Omega Growth Fund	Evergreen Omega Fund
Strategic Large Cap Growth Fund	Evergreen Strategic Growth Fund
Class A, Class B, Class C, Class R and Class I shares of Evergreen Omega Fund received Class A, Class B, Class C, Class R and Administrator Class shares, respectively, of Omega Growth Fund in the reorganization.
Class A, Class B, Class C, Class R and Class I shares of Evergreen Strategic Growth Fund received Class A, Class A, Class C, Class R and Institutional Class shares, respectively, of Strategic Large Cap Growth Fund in the reorganization.
Also, after the close of business on July 16, 2010, the net assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund were acquired by Premier Large Company Growth Fund, which was created to receive the assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund, in an exchange for shares of the newly created Premier Large Company Growth Fund. In each reorganization transaction, Evergreen Large Company Growth Fund became the accounting and performance survivor. As a result, the accounting and performance history of Evergreen Large Company Growth Fund has been carried forward in the financial statements contained herein.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.
Securities valuation
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt

76 Wells Fargo Advantage Large Cap Stock Funds	Notes to Financial Statements (Unaudited)
securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Funds’ Fair Valuation Procedures.
Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Funds’ Fair Value Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Foreign currency translation
The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.
The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.
Security loans
The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 77
in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.
In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by a Fund fluctuates from time to time. Each Fund, except Omega Growth Fund and Strategic Large Cap Growth Fund, holds securities related to defaulted or impaired structured investment vehicles. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by each Fund’s or acquired Fund’s former securities lending agent, as the various participating Funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each such Fund’s percentage ownership of the joint account as of such date.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.
Federal and other taxes
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

78 Wells Fargo Advantage Large Cap Stock Funds	Notes to Financial Statements (Unaudited)
At July 31, 2010, estimated net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

	Expiration
	2011	2015	2016	2017	2018
Capital Growth Fund	$0	$5,643,879	$173,417,734	$0	$19,571,148
Endeavor Select Fund	0	0	0	103,386,322	314,641,511
Growth Fund	0	0	0	1,167,638	0
Large Cap Growth Fund	0	0	0	27,454,768	31,246,310
Omega Growth Fund	199,421,027	0	0	4,068,979	0
Premier Large Company Growth Fund	0	13,272,209	56,320,883	18,028,148	5,078,730
Strategic Large Cap Growth Fund	0	0	0	62,822,731	38,626,028
Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
At July 31, 2010, Large Cap Growth Fund had $2,157,665 of current year deferred post-October capital losses, which would be treated as realized for tax purposes on the first day of the succeeding year.
Class allocations
The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 79
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of January 31, 2011, the inputs used in valuing each Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total
Capital Growth Fund
Equity securities
Common Stocks	$1,453,071,124	$0	$0	$1,453,071,124
Short-term investments
Corporate bonds and notes	0	0	5,509,481	5,509,481
Investment companies	1,941,038	148,731,901	0	150,672,939
Total	$1,455,012,162	$148,731,901	$5,509,481	$1,609,253,544

Endeavor Select Fund
Equity securities
Common stocks	$1,239,590,003	$0	$0	$1,239,590,003
Short-term investments
Corporate bonds and notes	0	0	7,366,401	7,366,401
Investment companies	15,911,870	139,450,769	0	155,362,639
Total	$1,255,501,873	$139,450,769	$7,366,401	$1,402,319,043

Growth Fund
Equity securities
Common stocks	$3,178,008,232	$0	$0	$3,178,008,232
Short-term investments
Corporate bonds and notes	0	0	7,031,449	7,031,449
Investment companies	54,706,867	666,888,682	0	721,595,549
Total	$3,232,715,099	$666,888,682	$7,031,449	$3,906,635,230

Large Cap Growth Fund
Equity securities
Common stocks	$322,870,870	$0	$0	$322,870,870
Short-term investments
Corporate bonds and notes	0	0	1,599,509	1,599,509
Investment companies	2,595,004	86,153,596	0	88,748,600
Total	$325,465,874	$86,153,596	$1,599,509	$413,218,979

Omega Growth Fund
Equity securities
Common stocks	$692,341,088	$0	$0	$692,341,088
Short-term investments
Corporate bonds and notes	0	0	0	0
Investment companies	6,663,793	159,943,568	0	166,607,361
Total	$699,004,881	$159,943,568	$0	$858,948,449

Premier Large Company Growth Fund
Equity securities
Common stocks	$759,841,975	$0	$0	$759,841,975
Short-term investments
Corporate bonds and notes	0	0	1,740,461	1,740,461
Investment companies	8,284,576	123,419,210	0	131,703,786
Total	$768,126,551	$123,419,210	$1,740,461	$893,286,222

80 Wells Fargo Advantage Large Cap Stock Funds	Notes to Financial Statements (Unaudited)

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total
Strategic Large Cap Growth Fund
Equity securities
Common stocks	$520,901,992	$0	$0	$520,901,992
Short-term investments
Investment companies	52,000,619	87,996,373	0	139,996,992
Total	$572,902,611	$87,996,373	$0	$660,898,984
Further details on the major security types listed above can be found in the each Fund’s Portfolio of Investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Capital	Endeavor		Large Cap	Premier Large
	Growth	Select	Growth	Growth	Company
	Fund	Fund	Fund	Fund	Growth Fund
Corporate bonds and notes
Balance as of July 31, 2010	$5,674,630	$7,587,211	$7,242,219	$1,647,455	$1,792,632
Realized gain (loss)	0	0	0	0	0
Change in unrealized gains (losses)	693,439	927,156	884,998	201,319	219,059
Purchases	0	0	0	0	0
Sales	(858,588)	(1,147,966)	(1,095,768)	(249,265)	(271,230)
Transfers in to Level 3	0	0	0	0	0
Transfers out of Level 3	0	0	0	0	0
Balance as of January 31, 2011	$5,509,481	$7,366,401	$7,031,449	$1,599,509	$1,740,461

Change in unrealized gains (losses) included in earnings relating to securities still held at January 31, 2011	$249,415	$333,478	$318,315	$72,410	$78,791
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Investment advisory fees
The Trust has entered into an investment advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The investment adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Funds. Pursuant to the contract, Funds Management is paid an annual investment advisory fee which is calculated based on the average daily net assets of each Fund as follows:

			Effective rate for
	Annual investment advisory fee		six months ended
	starting at	declining to	January 31, 2011
Capital Growth Fund	0.65%	0.55%	0.63%
Endeavor Select Fund	0.65	0.55	0.63
Growth Fund	0.75	0.60	0.68
Large Cap Growth Fund	0.65	0.55	0.65
Omega Growth Fund	0.75	0.60	0.74
Premier Large Company Growth Fund	0.65	0.55	0.64
Strategic Large Cap Growth Fund	0.65	0.55	0.65
Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management to the Funds. Wells Capital Management, an affiliate of Funds Management, is the investment sub-adviser for each Fund. The fees related to investment sub-advisory services are borne directly by the investment adviser and do not increase the overall fees paid by a Fund to the investment adviser. The investment sub-adviser is paid an annual investment sub-advisory fee starting at 0.35% and declining to 0.15% as the average daily net assets of each Fund increase.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 81
Administration and transfer agent fees
The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

		Administration Fees
	Average Daily	(% of Average
	Net Assets	Daily Net Assets)
Fund level	First $5 billion	0.05%
	Next $5 billion	0.04
	Over $10 billion	0.03
Class A, Class B, Class C and Class R	All asset levels	0.26
Administrator Class	All asset levels	0.10
Institutional Class	All asset levels	0.08
Investor Class	All asset levels	0.33
Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.
Distribution fees
The Trust has adopted a Distribution Plan for Class B, Class C and Class R shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets for Class R shares.
For the six months ended January 31, 2011, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end
	sales charges	Contingent deferred sales charges
	Class A	Class A	Class B		Class C
Capital Growth Fund	$750	$0	$	NA	$353
Endeavor Select Fund	2,595	19		1,663	51
Growth Fund	55,658	0		NA	2,516
Large Cap Growth Fund	28	0		NA	0
Omega Growth Fund	14,973	104		21,927	928
Premier Large Company Growth Fund	8,088	160		4,321	578
Strategic Large Cap Growth Fund	480	1,109		NA	11
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, Administrator Class and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class
A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

82 Wells Fargo Advantage Large Cap Stock Funds	Notes to Financial Statements
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for the six months ended January 31, 2011 were as follows:

	Purchases at Cost	Sales Proceeds
Capital Growth Fund	$773,450,673	$859,793,358
Endeavor Select Fund	643,746,106	880,539,421
Growth Fund	1,476,381,220	684,672,597
Large Cap Growth Fund	68,521,437	76,768,065
Omega Growth Fund	413,285,206	435,607,221
Premier Large Company Growth Fund	164,838,688	174,562,820
Strategic Large Cap Growth Fund	395,079,995	371,678,313
6. ACQUISITIONS
After the close of business on July 16, 2010, Capital Growth Fund acquired the net assets of Wells Fargo Advantage Large Cap Appreciation Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class B, Class C, Administrator Class and Institutional Class shares of Wells Fargo Advantage Large Cap Appreciation Fund received Class A, Class A, Class C, Administrator Class and Institutional Class shares, respectively, of Capital Growth Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Large Cap Appreciation Fund for 2,167,680 shares of Capital Growth Fund valued at $28,058,356 at an exchange ratio of 0.63, 0.59, 0.60, 0.38, and 0.62 for Class A, Class A, Class C, Institutional Class and Administrator Class shares, respectively. The investment portfolio of Wells Fargo Advantage Large Cap Appreciation Fund with a fair value of $28,005,044, identified cost of $25,947,445 and unrealized gains of $2,057,599 at July 16, 2010 were the principal assets acquired by Capital Growth Fund. The aggregate net assets of Wells Fargo Advantage Large Cap Appreciation Fund and Capital Growth Fund immediately prior to the acquisition were $28,058,356 and $1,224,216,103, respectively. The aggregate net assets of Capital Growth Fund immediately after the acquisition were $1,252,274,459. For financial reporting purposes, assets received and shares issued by Capital Growth Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Large Cap Appreciation Fund was carried forward to align ongoing reporting of Capital Growth Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed August 1, 2009, the beginning of the annual reporting period for Capital Growth Fund, the pro forma results of operations for the year ended July 31, 2010 would have been:

Net investment loss	$(3,026,839)
Net realized and unrealized gains on investments	$158,025,382
Net increase in net assets resulting from operations	$154,998,543
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Advantage Large Cap Appreciation Fund that have been included in Capital Growth Fund’s Statement of Operations since July 19, 2010.
After the close of business on July 16, 2010, Premier Large Company Growth Fund acquired the net assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. Shareholders holding Class A, Class B and Class C shares of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund received Class A, Class B and Class C shares, respectively, of Premier Large Company Growth Fund in the reorganizations. Class I shares of Evergreen Large Company Growth Fund received Institutional shares of Premier Large Company Growth

Notes to Financial Statements	Wells Fargo Advantage Large Cap Stock Funds 83
Fund. Investor Class, Administrator Class and Institutional Class shares of Wells Fargo Advantage Large Company Growth Fund received Investor Class, Administrator Class and Institutional Class shares, respectively, of Premier Large Company Growth Fund. The investment portfolio of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund with fair values of $324,396,527 and $307,032,344, respectively, and identified costs of $302,535,741 and $298,318,862, respectively, at July 16, 2010, were the principal assets acquired Premier Large Company Growth Fund. For financial reporting purposes, assets received and shares issued by Premier Large Company Growth Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund were carried forward to align ongoing reporting of Premier Large Company Growth Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired, unrealized gains acquired, exchange ratio and number of shares issued were as follows:

	Value of Net	Unrealized	Exchange	Number of
Acquired Fund	Assets Acquired	Gains	Ratio	Shares Issued
Evergreen Large Company Growth Fund	$325,362,596	$21,860,786	1.00	37,607,839	Class A
			1.00	1,051,662	Class B
			1.00	2,455,846	Class C
			1.00	2,354,656	Institutional Class
Wells Fargo Advantage Large Company Growth Fund	306,826,387	8,713,482	5.87	25,965,456	Class A
			5.65	933,034	Class B
			5.66	683,245	Class C
			5.66	4,764,507	Administrator Class
			5.57	102,415	Institutional Class
			5.52	8,400,328	Investor Class
The aggregate net assets of the Premier Large Company Growth Fund immediately after the acquisitions were $632,188,983.
Assuming the acquisitions had been completed October 1, 2009, the beginning of the annual reporting period for Premier Large Company Growth Fund, the pro forma results of operations for the period ended July 31, 2010 would have been.

Net investment income	$338,936
Net realized and unrealized gains on investments	$11,137,832
Net increase in net assets resulting from operations	$11,476,768
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Advantage Large Company Growth Fund that have been included in Premier Large Company Growth Fund’s Statement of Operations since July 19, 2010.
7. BANK BORROWINGS
The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata. Prior to September 7, 2010, the annual commitment fee paid by the Funds was 0.15% of the unused balance.

84 Wells Fargo Advantage Large Cap Stock Funds	Notes to Financial Statements
For the six months ended January 31, 2011, there were no borrowings by the Funds under the agreement.
8. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

Other Information (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 85
PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ Web site at wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The complete portfolio holdings for each Fund are publicly available on the Funds’ Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds’ Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BOARD OF TRUSTEES
The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust

86 Wells Fargo Advantage Large Cap Stock Funds	Other Information (Unaudited)

Name and		Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships
David F. Larcker (Born 1951)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the Independent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust

Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust
Officers

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Other Information (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 87

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds’ Web site at www.wellsfargo.com/advantagefunds.

88 Wells Fargo Advantage Large Cap Stock Funds	List of Abbreviations
The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	—	Association of Bay Area Governments
ACB	—	Agricultural Credit Bank
ADR	—	American Depositary Receipt
ADS	—	American Depository Shares
AGC - ICC	—	Assured Guaranty Corporation — Insured Custody Certificates
AGM	—	Assured Guaranty Municipal
AMBAC	—	American Municipal Bond Assurance Corporation
AMT	—	Alternative Minimum Tax
ARM	—	Adjustable Rate Mortgages
AUD	—	Australian Dollar
BAN	—	Bond Anticipation Notes
BART	—	Bay Area Rapid Transit
BHAC	—	Berkshire Hathaway Assurance Corporation
BRL	—	Brazil Real
CAD	—	Canadian Dollar
CDA	—	Community Development Authority
CDO	—	Collateralized Debt Obligation
CDSC	—	Contingent Deferred Sales Charge
CGIC	—	Capital Guaranty Insurance Company
CGY	—	Capital Guaranty Corporation
CHF	—	Swiss Franc
CIFG	—	CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COP	—	Certificate of Participation
CP	—	Commercial Paper
CR	—	Custody Receipts
CTF	—	Common Trust Fund
DEM	—	Deutsche Mark
DKK	—	Danish Krone
DRIVER	—	Derivative Inverse Tax-Exempt Receipts
DW&P	—	Department of Water & Power
DWR	—	Department of Water Resources
ECFA	—	Educational & Cultural Facilities Authority
EDFA	—	Economic Development Finance Authority
ETET	—	Eagle Tax-Exempt Trust
ETF	—	Exchange-Traded Fund
EUR	—	Euro
FFCB	—	Federal Farm Credit Bank
FGIC	—	Financial Guaranty Insurance Corporation
FHA	—	Federal Housing Authority
FHAG	—	Federal Housing Agency
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FRF	—	French Franc
FSA	—	Farm Service Agency
GBP	—	Great British Pound
GDR	—	Global Depositary Receipt
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HCFR	—	Healthcare Facilities Revenue
HEFA	—	Health & Educational Facilities Authority
HEFAR	—	Higher Education Facilities Authority Revenue
HFA	—	Housing Finance Authority
HFFA	—	Health Facilities Financing Authority
HKD	—	Hong Kong Dollar
HUD	—	Housing & Urban Development
HUF	—	Hungarian Forint
IDA	—	Industrial Development Authority
IDAG	—	Industrial Development Agency
IDR	—	Industrial Development Revenue
IEP	—	Irish Pound
JPY	—	Japanese Yen
KRW	—	Republic of Korea Won
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LLP	—	Limited Liability Partnership
LOC	—	Letter of Credit
LP	—	Limited Partnership
MBIA	—	Municipal Bond Insurance Association
MFHR	—	Multi-Family Housing Revenue
MFMR	—	Multi-Family Mortgage Revenue
MMD	—	Municipal Market Data
MSTR	—	Municipal Securities Trust Receipts
MTN	—	Medium Term Note
MUD	—	Municipal Utility District
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NATL-RE	—	National Public Finance Guarantee Corporation
NLG	—	Netherlands Guilder
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PCFA	—	Pollution Control Finance Authority
PCR	—	Pollution Control Revenue
PFA	—	Public Finance Authority
PFFA	—	Public Facilities Financing Authority
PFOTER	—	Puttable Floating Option Tax-Exempt Receipts
plc	—	Public Limited Company
PLN	—	Polish Zloty
PSFG	—	Public School Fund Guaranty
PUTTER	—	Puttable Tax-Exempt Receipts
R&D	—	Research & Development
RDA	—	Redevelopment Authority
RDFA	—	Redevelopment Finance Authority
REITS	—	Real Estate Investment Trusts
ROC	—	Reset Option Certificates
SEK	—	Swedish Krona
SFHR	—	Single Family Housing Revenue
SFMR	—	Single Family Mortgage Revenue
SGD	—	Singapore Dollar
SKK	—	Slovakian Koruna
SLMA	—	Student Loan Marketing Association
SPDR	—	Standard & Poor’s Depositary Receipts
STIT	—	Short-Term Investment Trust
TAN	—	Tax Anticipation Notes
TBA	—	To Be Announced
TRAN	—	Tax Revenue Anticipation Notes
TRC	—	Transferable Custody Receipts
TRY	—	Turkish Lira
TTFA	—	Transportation Trust Fund Authority
USD	—	Unified School District
XLCA	—	XL Capital Assurance
ZAR	—	South African Rand

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More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
E-mail:wfaf@wellsfargo.com
Web site:www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC ▪ INSURES NO BANK GURANTEE ▪ MAY LOSE VALUE

Printed on Recycled paper

© 2011 Wells Fargo Funds Management, LLC, All rights reserved.	www.wellsfargo.com/advantagefunds	201101 03-11 SLCFLD/SAR120 01-11

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
▪ Wells Fargo Advantage Classic Value Fund
▪ Wells Fargo Advantage Core Equity Fund
▪ Wells Fargo Advantage Disciplined U.S. Core Fund
▪ Wells Fargo Advantage Disciplined Value Fund
▪ Wells Fargo Advantage Intrinsic Value Fund
▪ Wells Fargo Advantage Large Cap Core Fund
▪ Wells Fargo Advantage Large Company Value Fund

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery
Contents

Letter to Shareholders	2

Performance Highlights
Wells Fargo Advantage Classic Value Fund	6
Wells Fargo Advantage Core Equity Fund	8
Wells Fargo Advantage Disciplined U.S. Core Fund	10
Wells Fargo Advantage Disciplined Value Fund	12
Wells Fargo Advantage Intrinsic Value Fund	14
Wells Fargo Advantage Large Cap Core Fund	16
Wells Fargo Advantage Large Company Value Fund	18

Fund Expenses	20
Portfolio of Investments
Wells Fargo Advantage Classic Value Fund	23
Wells Fargo Advantage Core Equity Fund	27
Wells Fargo Advantage Disciplined U.S. Core Fund	31
Wells Fargo Advantage Disciplined Value Fund	38
Wells Fargo Advantage Intrinsic Value Fund	45
Wells Fargo Advantage Large Cap Core Fund	48
Wells Fargo Advantage Large Company Value Fund	52

Financial Statements
Statements of Assets and Liabilities	56
Statements of Operations	58
Statements of Changes in Net Assets	60
Financial Highlights	70
Notes to Financial Statements	79
Other Information	91
List of Abbreviations	94
The views expressed are as of January 31, 2011, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage Large Cap Stock Funds.
 NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.
Wells Fargo Advantage Funds®
Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.
Strength
Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.
Expertise
Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.
Partnership
Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.
Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.
The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
 NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE
Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 120 mutual funds across a wide range of asset classes, representing over $232 billion in assets under management, as of January 31, 2011.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Growth Fund
Classic Value Fund	Growth Opportunities Fund	Small Cap Opportunities Fund
Common Stock Fund	Health Care Fund	Small Cap Value Fund
Core Equity Fund	Index Fund	Small Company Growth Fund
Disciplined Global Equity Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Disciplined Value Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Social Sustainability Fund†
Diversified Equity Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Special Small Cap Value Fund
Diversified Small Cap Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Growth Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Emerging Markets Equity Fund	Mid Cap Growth Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund

Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund

Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†

Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund

Variable Trust Funds[1]
VT Core Equity Fund	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Discovery Fund†	VT Omega Growth Fund	VT Total Return Bond Fund
VT Index Asset Allocation Fund	VT Opportunity Fund†
VT International Equity Fund	VT Small Cap Growth Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.
Not part of the semi-annual report.

2 Wells Fargo Advantage Large Cap Stock Funds	Letter to Shareholders
Karla M. Rabusch,
President
Wells Fargo Advantage Funds
     While the equity markets delivered strong six-month returns against the backdrop of a strengthening economy, the period was not without its share of macroeconomic challenges, domestic and international political uncertainty, and market volatility
Dear Valued Shareholder,
We are pleased to provide you with this semiannual report for the Wells Fargo Advantage Large Cap Stock Funds for the six-month period that ended January 31, 2011.
While the equity markets delivered strong six-month returns against the backdrop of a strengthening economy, the period was not without its share of macroeconomic challenges, domestic and international political uncertainty, and market volatility—once again highlighting the value of a well-diversified investment strategy. As always, we believe that such a strategy can enable investors to balance risks and opportunities as they pursue long-term financial goals in a dynamic market environment.
The economic recovery stayed on track.
The U.S. economic recovery that began in the summer of 2009 gained momentum, particularly toward the end of 2010. After expanding by 2.6% in the third quarter of 2010, gross domestic product (GDP) accelerated to an annualized rate of 3.2% in the fourth quarter. Although the path of recovery has been uneven at times and growth remains subpar compared with previous recoveries, the general consensus among economists is that the economy will likely avoid a double-dip recession. That said, persistent weakness in the labor and housing markets bears close watching in the months ahead.
Jobs and housing remained troublesome.
At the end of the year, the unemployment rate stood at 9.4%—down from 9.9% a year earlier but still stubbornly high. The rate fell even further in January 2011 to 9.0%. Unfortunately, the drop may be more attributable to a decline in the labor force than to a meaningful uptick in hiring. In fact, employers added only 1.1 million jobs for all of 2010, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite some tentative late-year signs of stabilization.
Other economic data were more encouraging, reflecting greater confidence in the recovery on the part of both consumers and businesses. Retail sales came in strong at certain points during the year—including the critical holiday shopping season—while industrial production and new orders have picked up. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and technology. Core inflation, which excludes volatile food and energy prices, remained benign.
The Fed continued to do its part.
With inflation subdued, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. In its first statement of 2011, released on January 26, the Fed explained that the most recent economic data “confirms that the economic recovery is continuing,

Letter to Shareholders	Wells Fargo Advantage Large Cap Stock Funds 3
though at a rate that has been insufficient to bring about significant improvement in labor market conditions.” The statement noted that, while consumer and business spending has risen, activity remains constrained due to modest income growth, lower housing wealth, and tight credit. As a result, the Fed indicated that it intends to keep short-term rates at historically low levels for as long as needed to promote a more robust recovery.
The Fed also stated that it plans to proceed with other stimulus measures, including its second round of quantitative easing (QE2)—a plan to purchase $600 billion in long-term Treasury securities by mid-2011. The introduction of QE2 in November 2010 marked a turning point for equity markets in that it ushered in a favorable shift in investor sentiment. By and large, investors interpreted the plan as further evidence of the Fed’s commitment to stabilizing the rate of inflation and spurring economic growth.
The second half of 2010 was a solid year for equities.
QE2 was certainly not the only catalyst for the equity markets over the six-month period that ended January 31, 2011. Along with more upbeat economic data, better-than-expected corporate earnings played a role in driving stock prices higher. Throughout the past year, quarterly earnings per share for the majority of companies in the S&P 500 Index consistently exceeded Wall Street estimates. As 2010 drew to a close, the midterm congressional elections and the extension of the Bush-era tax cuts provided additional tailwinds, helping the markets finish the six-month period on a strong note.
For the six-month period, the broad equity market indexes posted exceptionally strong returns. The S&P 500 Index and the Dow Jones Industrial Average advanced 17.9% and 15.2%, respectively, and the tech-heavy NASDAQ Composite Index returned 20.5%. Investors were generally rewarded across the market-capitalization spectrum, with small- and mid-cap stocks outpacing large-cap stocks. In terms of investment style, growth stocks outperformed their value counterparts for the period.
To be sure, the gains were hard-earned, as the markets had to contend with numerous issues along the way, including the European sovereign debt crisis, civilian unrest and political upheaval in Tunisia and Egypt, China’s efforts to slow growth and manage inflation, and doubts about the sustainability of a domestic economic expansion. In particular, the early part of the third quarter witnessed bouts of heightened market volatility as economic data, although expanding remained tepid. This led to increased fears that the U.S. economy was losing momentum and falling back into a recession. As the third and fourth quarters progressed, however, volatility—as measured by the Chicago Board Options Exchange Volatility Index—abated amid reduced fears of a double-dip recession. This renewed optimism was bolstered by improving corporate earnings, additional stimulus from the Fed, and the midterm elections, which provided more clarity around tax policy and the regulatory environment.

4 Wells Fargo Advantage Large Cap Stock Funds	Letter to Shareholders
     In our view, the equity markets’ dramatic rebound over the past two years from a severe downturn underscores the importance of maintaining a disciplined, long-term investment strategy through changing market cycles.
Investors should keep a long-term perspective.
In our view, the equity markets’ dramatic rebound over the past two years from a severe downturn underscores the importance of maintaining a disciplined, long-term investment strategy through changing market cycles. By staying focused on your long-term goals, you may be better positioned to both navigate falling markets and participate in rising markets.
To help you build a well-diversified strategy based on your personal objectives and risk tolerance, Wells Fargo Advantage Funds® offers more than 120 mutual funds and other investments covering a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.
Thank you for choosing Wells Fargo Advantage Funds. We appreciate your continued confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.
Sincerely,
Karla M. Rabusch
President
Wells Fargo Advantage Funds

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6 Wells Fargo Advantage Large Cap Stock Funds	Performance Highlights
Wells Fargo Advantage Classic Value Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
James M. Tringas, CFA, CPA
FUND INCEPTION
August 31, 1978

TEN LARGEST EQUITY HOLDINGS[2]
(AS OF JANUARY 31, 2011)

Exxon Mobil Corporation	3.86%
Moody’s Corporation	3.82%
JPMorgan Chase & Company	3.67%
Bank of America Corporation	3.63%
Home Depot Incorporated	3.56%
Carnival Corporation	3.38%
Diego plc	3.38%
QUALCOMM Incorporated	3.16%
Pfizer Incorporated	3.03%
Avery Dennison Corporation	2.98%

1.	Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

2.	The ten largest equity holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Advantage Large Cap Stock Funds 7
Wells Fargo Advantage Classic Value Fund (continued)
AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JANUARY 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Month*	1 Year	5 Year	10 Year	6 Month*	1 Year	5 Year	10 Year	Gross	Net[5]

Class A (ETRAX)	01/03/1995	10.91	12.26	0.77	2.60	17.67	19.11	1.97	3.21	1.27%	1.25%
Class B (ETRBX)**	01/03/1995	12.23	13.20	0.89	2.68	17.23	18.20	1.21	2.68	2.02%	2.00%
Class C (ETRCX)	01/03/1995	16.26	17.23	1.22	2.45	17.26	18.23	1.22	2.45	2.02%	2.00%
Administrator Class (EVTRX)	08/31/1978					17.75	19.42	2.23	3.48	1.11%	1.00%
Institutional Class (ETRNX)	07/30/2010					17.92	19.59	2.26	3.50	0.84%	0.75%
Class R (ETRRX)	10/10/2003					17.53	18.81	1.73	2.96	1.52%	1.50%
Russell 1000® Value Index[6]						16.60	21.54	0.96	3.45

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Class R shares are sold without a front-end sales charge or contingent deferred sales charge.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Performance shown for Class R shares prior to its inception reflects the performance of the Administrator Class, adjusted to reflect the higher expenses applicable to Class R shares. Performance shown for the Institutional Class shares prior to its inception reflects the performance of the Administrator Class shares and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Equity Income Fund.

4.	Reflects the expense ratios as stated in the December 1, 2010 prospectuses.

5.	The investment adviser has contractually committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

6.	The Russell 1000® Value Index measures the performance of those Russell 1000® Value Index companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

8 Wells Fargo Advantage Large Cap Stock Funds	Performance Highlights
Wells Fargo Advantage Core Equity Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGER
Ann M. Miletti
(Effective December 28, 2010)
FUND INCEPTION
October 15, 1986

TEN LARGEST EQUITY HOLDINGS[2]
(AS OF JANUARY 31, 2011)

Exxon Mobil Corporation	2.70%
Moody’s Corporation	2.51%
Schlumberger Limited	2.37%
State Street Corporation	2.35%
Avery Dennison Corporation	1.96%
QUALCOMM Incorporated	1.94%
Goldman Sachs Group Incorporated	1.91%
Chevron Corporation	1.90%
General Electric Company	1.87%
CBS Corporation Class B	1.82%

1.	Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

2.	The ten largest equity holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Advantage Large Cap Stock Funds 9
Wells Fargo Advantage Core Equity Fund (continued)
AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JANUARY 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Month*	1 Year	5 Year	10 Year	6 Month*	1 Year	5 Year	10 Year	Gross	Net[5]

Class A (EGIAX)	01/03/1995	13.91	15.58	3.50	2.49	20.86	22.63	4.74	3.10	1.27%	1.25%
Class B (EGIBX)**	01/03/1995	15.39	16.67	3.62	2.58	20.39	21.67	3.96	2.58	2.02%	2.00%
Class C (EGICX)	01/03/1995	19.43	20.71	3.97	2.35	20.43	21.71	3.97	2.35	2.02%	2.00%
Administrator Class (EVVTX)	10/15/1986					21.05	22.90	5.01	3.38	1.11%	1.00%
Institutional Class (EGIEX)	07/30/2010					21.16	23.01	5.03	3.39	0.84%	0.75%
S&P 500 Index[6]						17.93	22.19	2.24	1.30

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Performance shown for the Institutional Class shares prior to its inception reflects the performance of the fund’s Administrator Class shares and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Fundamental Large Cap Fund.

4.	Reflects the expense ratios as stated in the December 1, 2010 prospectuses.

5.	The investment adviser has contractually committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the fund’s contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

6.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

10 Wells Fargo Advantage Large Cap Stock Funds	Performance Highlights
Wells Fargo Advantage Disciplined U.S. Core Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGER
Amit Chandra, CFA, Ph. D (Effective March 1, 2011)
FUND INCEPTION
February 28, 1990

TEN LARGEST EQUITY HOLDINGS[2]
(AS OF JANUARY 31, 2011)

Exxon Mobil Corporation	3.07%
Apple Incorporated	2.45%
International Business Machines Corporation	2.42%
Microsoft Corporation	2.32%
ChevronTexaco Corporation	2.27%
JPMorgan Chase & Company	2.17%
General Electric Company	2.00%
AT&T Incorporated	1.80%
Pfizer Incorporated	1.70%
Google Incorporated	1.64%

1.	Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

2.	The ten largest equity holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Advantage Large Cap Stock Funds 11
Wells Fargo Advantage Disciplined U.S. Core Fund (continued)
AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JANUARY 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Month*	1 Year	5 Year	10 Year	6 Month*	1 Year	5 Year	10 Year	Gross	Net[5]

Class A (EVSAX)	02/28/1990	10.24	12.75	0.83	0.89	16.99	19.66	2.04	1.49	0.93%	0.92%
Class C (EVSTX)	06/30/1999	15.55	17.72	1.27	0.73	16.55	18.72	1.27	0.73	1.68%	1.67%
Administrator Class (EVSYX)	02/21/1995					17.17	19.89	2.28	1.75	0.77%	0.74%
Institutional Class (EVSIX)	07/30/2010					17.35	20.07	2.31	1.76	0.50%	0.48%
S&P 500 Index[6]						17.93	22.19	2.24	1.30

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Performance shown for the Institutional Class shares prior to its inception reflects the performance of the Administrator Class shares and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Enhanced S&P 500 Fund.

4.	Reflects the expense ratios as stated in the December 1, 2010 prospectuses.

5.	The investment adviser has contractually committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

6.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

12 Wells Fargo Advantage Large Cap Stock Funds	Performance Highlights
Wells Fargo Advantage Disciplined Value Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGER
Amit Chandra, CFA, Ph. D (Effective March 1, 2011)
FUND INCEPTION
May 8, 1992

TEN LARGEST EQUITY HOLDINGS[2]
(AS OF JANUARY 31, 2011)

Chevron Corporation	3.20%
JPMorgan Chase & Company	3.19%
A T & T Incorporated	2.82%
General Electric Company	2.37%
Pfizer Incorporated	2.11%
Bank of America Corporation	1.99%
Procter & Gamble Company	1.74%
Verizon Communications Incorporated	1.67%
Comcast Corporation Class A	1.50%
Microsoft Corporation	1.48%

1.	Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

2.	The ten largest equity holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Advantage Large Cap Stock Funds 13
Wells Fargo Advantage Disciplined Value Fund (continued)
AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JANUARY 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Month*	1 Year	5 Year	10 Year	6 Month*	1 Year	5 Year	10 Year	Gross	Net[5]

Class A (EDSAX)	03/18/2005	9.33	12.15	(0.49)	1.93	16.00	18.99	0.70	2.53	1.24%	1.10%
Class C (EDSCX)	03/18/2005	14.65	17.06	(0.09)	1.74	15.65	18.06	(0.09)	1.74	1.99%	1.85%
Administrator Class (EDSIX)	05/08/1992					16.29	19.25	0.93	2.76	1.08%	0.85%
Institutional Class (EDSNX)	07/30/2010					16.39	19.35	0.94	2.77	0.81%	0.65%
Investor Class (WFDVX)	07/16/2010					16.04	18.81	0.60	2.43	1.31%	1.17%
Russell 1000® Value Index[6]						16.60	21.54	0.96	3.45

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Performance shown for Class A and Class C shares prior to their inception reflects the performance of the Administrator Class, adjusted to reflect the higher expenses applicable to Class A and Class C shares. Performance shown for the Investor Class shares prior to its inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to Investor Class shares. Performance shown for the Institutional Class shares prior to its inception reflects the performance of the Administrator Class shares and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Disciplined Value Fund.

4.	Reflects the expense ratios as stated in the December 1, 2010 prospectuses.

5.	The investment adviser has contractually committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

6.	The Russell 1000® Value Index measures the performance of those Russell 1000 Value Index companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

14 Wells Fargo Advantage Large Cap Stock Funds	Performance Highlights
Wells Fargo Advantage Intrinsic Value Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Metropolitan West Capital Management, LLC
PORTFOLIO MANAGERS
Gary Lisenbee David M. Graham Jeffrey Peck
FUND INCEPTION
August 1, 2006

TEN LARGEST EQUITY HOLDINGS[2]
(AS OF JANUARY 31, 2011)

International Business Machines Corporation	3.21%
Hess Corporation	2.85%
EMC Corporation	2.75%
Oracle Corporation	2.71%
Banco Santander Central Hispano SA ADR	2.52%
ConocoPhillips	2.48%
Northrop Grumman Corporation	2.47%
eBay Incorporated	2.46%
JPMorgan Chase & Company	2.41%
Home Depot Incorporated	2.41%

1.	Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

2.	The ten largest equity holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Advantage Large Cap Stock Funds 15
Wells Fargo Advantage Intrinsic Value Fund (continued)
AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JANUARY 31, 2011)

		Including Sales Charge			Excluding Sales Charge			Expense Ratios[4]
	Inception Date	6 Month*	1 Year	Life of Fund	6 Month*	1 Year	Life of Fund	Gross	Net[5]

Class A (EIVAX)	08/01/2006	9.36	16.84	3.08	16.04	23.97	4.44	1.27%	1.18%
Class B (EIVBX)**	08/01/2006	10.69	18.03	3.31	15.69	23.03	3.71	2.02%	1.93%
Class C (EIVCX)	08/01/2006	14.64	22.12	3.70	15.64	23.12	3.70	2.02%	1.93%
Administrator Class (EIVDX)	07/30/2010				16.29	24.29	4.61	1.11%	0.96%
Institutional Class (EIVIX)	08/01/2006				16.27	24.34	4.70	0.84%	0.84%
Russell 1000® Value Index[6]					16.60	21.54	0.01

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class B, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Intrinsic Value Fund.

4.	Reflects the expense ratios as stated in the December 1, 2010 prospectuses.

5.	The investment adviser has contractually committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios at 1.17% for Class A shares, 1.92% for Class B shares, 1.92% for Class C shares, 0.95% for Administrator Class shares and 0.85% for Institutional Class shares, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

6.	The Russell 1000® Value Index measures the performance of those Russell 1000 Value Index companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

16 Wells Fargo Advantage Large Cap Stock Funds	Performance Highlights
Wells Fargo Advantage Large Cap Core Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Golden Capital Management, LLC
PORTFOLIO MANAGER
Jeff C. Moser, CFA
FUND INCEPTION
December 17, 2007

TEN LARGEST EQUITY HOLDINGS[2]
(AS OF JANUARY 31, 2011)

Halliburton Company	2.53%
Tyco Electronics Limited	2.31%
Cimarex Energy Company	2.28%
Texas Instruments Incorporated	2.27%
Ameriprise Financial Incorporated	2.25%
ConocoPhillips	2.24%
Ross Stores Incorporated	2.24%
General Electric Company	2.23%
Oracle Corporation	2.22%
Chevron Corporation	2.17%

1.	Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

2.	The ten largest equity holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Advantage Large Cap Stock Funds 17
Wells Fargo Advantage Large Cap Core Fund (continued)
AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JANUARY 31, 2011)

		Including Sales Charge			Excluding Sales Charge			Expense Ratios[4]
	Inception Date	6 Month*	1 Year	Life of Fund	6 Month*	1 Year	Life of Fund	Gross	Net[5]

Class A (EGOAX)	12/17/2007	11.53	12.26	(5.32)	18.34	19.13	(3.51)	2.19%	1.15%
Class C (EGOCX)	12/17/2007	16.91	17.23	(4.16)	17.91	18.23	(4.16)	2.94%	1.90%
Administrator Class (WFLLX)	07/16/2010				18.49	19.46	(3.42)	2.03%	0.91%
Institutional Class (EGOIX)	12/17/2007				18.69	19.80	(3.18)	1.76%	0.67%
Investor Class (WFLNX)	07/16/2010				18.15	18.95	(3.76)	2.26%	1.22%
S&P 500 Index[6]					17.93	22.19	(1.50)

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Performance shown for the Administrator Class and Investor Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect higher expenses applicable to the Administrator Class and Investor Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Golden Large Cap Core Fund.

4.	Reflects the expense ratios as stated in the December 1, 2010 prospectuses.

5.	The investment adviser has contractually committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratio for Class A shares at 1.14%, Class C shares at 1.89%, Administrator Class shares at 0.90%, Institutional Class shares at 0.66% and Investor Class shares at 1.21%, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

6.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

18 Wells Fargo Advantage Large Cap Stock Funds	Performance Highlights
Wells Fargo Advantage Large Company Value Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Phocas Financial Corporation
PORTFOLIO MANAGERS
Stephen L. Block, CFA William F.K. Schaff, CFA
FUND INCEPTION
July 1, 1993

TEN LARGEST EQUITY HOLDINGS[2]
(AS OF JANUARY 31, 2011)

General Electric Company	3.38%
JPMorgan Chase & Company	2.49%
Bank of America Corporation	2.27%
Eaton Corporation	2.12%
Chevron Corporation	2.02%
MetLife Incorporated	1.75%
Devon Energy Corporation	1.72%
Dover Corporation	1.71%
Norfolk Southern Corporation	1.69%
Berkshire Hathaway Incorporated Class B	1.66%

1.	Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

2.	The ten largest equity holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Advantage Large Cap Stock Funds 19
Wells Fargo Advantage Large Company Value Fund (continued)
AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JANUARY 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Month*	1 Year	5 Year	10 Year	6 Month*	1 Year	5 Year	10 Year	Gross	Net[5]

Class A (WLCAX)	03/31/2008	8.98	11.23	0.60	2.07	15.59	17.97	1.79	2.67	1.36%	1.26%
Class C (WFLVX)	03/31/2008	14.09	16.10	1.10	2.00	15.09	17.10	1.10	2.00	2.11%	2.01%
Administrator Class (WWIDX)	12/31/2001					15.76	18.33	2.15	3.05	1.20%	0.97%
Institutional Class (WLCIX)	03/31/2008					15.90	18.54	2.26	3.10	0.93%	0.76%
Investor Class (SDVIX)	07/01/1993					15.55	17.83	1.74	2.67	1.43%	1.33%
Russell 1000® Value Index[6]						16.60	21.54	0.96	3.45

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Performance shown for the Class A shares prior to its inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares from March 1, 2002 to March 30, 2008. If these expenses had not been included, returns would be higher. Performance shown for Class A shares prior to March 1, 2002, and for Class C shares prior to its inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class A and Class C shares. Performance shown for the Administrator Class and Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Performance shown prior to March 21, 2008 does not reflect the Fund’s current investment objective and strategies.

4.	Reflects the expense ratios as stated in the December 1, 2010 prospectuses.

5.	The investment adviser has contractually committed through November 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratio for Class A shares at 1.25%, Class C shares at 2.00%, Administrator Class shares at 0.96%, Institutional Class shares at 0.75% and Investor Class shares at 1.32%, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

6.	The Russell 1000® Value Index measures the performance of those Russell 1000 Value Index companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

20 Wells Fargo Advantage Large Cap Stock Funds	Fund Expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2010 to January 31, 2011.
Actual Expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Net Annual
Wells Fargo Advantage Classic Value Fund	08-01-2010	01-31-2011	the Period[1]	Expense Ratio

Class A
Actual	$1,000.00	$1,176.75	$6.86	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.36	1.25%
Class B
Actual	$1,000.00	$1,172.32	$10.95	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	$10.16	2.00%
Class C
Actual	$1,000.00	$1,172.59	$10.95	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	$10.16	2.00%
Class R
Actual	$1,000.00	$1,175.32	$8.22	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Administrator Class
Actual	$1,000.00	$1,177.50	$5.49	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09	1.00%
Institutional Class
Actual	$1,000.00	$1,179.18	$4.12	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%

Fund Expenses	Wells Fargo Advantage Large Cap Stock Funds 21

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Net Annual
	08-01-2010	01-31-2011	the Period[1]	Expense Ratio
Wells Fargo Advantage Core Equity Fund
Class A
Actual	$1,000.00	$1,208.56	$6.90	1.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.31	1.24%
Class B
Actual	$1,000.00	$1,203.86	$11.05	1.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.17	$10.11	1.99%
Class C
Actual	$1,000.00	$1,204.32	$11.06	1.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.17	$10.11	1.99%
Administrator Class
Actual	$1,000.00	$1,210.50	$5.57	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09	1.00%
Institutional Class
Actual	$1,000.00	$1,211.61	$4.18	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%

Wells Fargo Advantage Disciplined U.S. Core Fund
Class A
Actual	$1,000.00	$1,169.85	$5.03	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.57	$4.69	0.92%
Class C
Actual	$1,000.00	$1,165.51	$9.12	1.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.79	$8.49	1.67%
Administrator Class
Actual	$1,000.00	$1,171.71	$4.05	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	$3.77	0.74%
Institutional Class
Actual	$1,000.00	$1,173.47	$2.57	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.40	0.47%

Wells Fargo Advantage Disciplined Value Fund
Class A
Actual	$1,000.00	$1,159.98	$5.99	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.60	1.10%
Class C
Actual	$1,000.00	$1,156.54	$10.06	1.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.88	$9.40	1.85%
Administrator Class
Actual	$1,000.00	$1,162.90	$4.63	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Institutional Class
Actual	$1,000.00	$1,163.90	$3.55	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Investor Class
Actual	$1,000.00	$1,160.37	$6.37	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.31	$5.96	1.17%

22 Wells Fargo Advantage Large Cap Stock Funds	Fund Expenses (Unaudited)

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Net Annual
	08-01-2010	01-31-2011	the Period[1]	Expense Ratio
Wells Fargo Advantage Intrinsic Value Fund
Class A
Actual	$1,000.00	$1,160.35	$6.37	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.31	$5.96	1.17%
Class B
Actual	$1,000.00	$1,156.89	$10.44	1.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.53	$9.75	1.92%
Class C
Actual	$1,000.00	$1,156.42	$10.44	1.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.53	$9.75	1.92%
Administrator Class
Actual	$1,000.00	$1,162.86	$5.23	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$4.89	0.96%
Institutional Class
Actual	$1,000.00	$1,162.74	$4.31	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$4.02	0.79%

Wells Fargo Advantage Large Cap Core Fund
Class A
Actual	$1,000.00	$1,183.39	$6.27	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.46	$5.80	1.14%
Class C
Actual	$1,000.00	$1,179.10	$10.38	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.68	$9.60	1.89%
Administrator Class
Actual	$1,000.00	$1,184.87	$5.01	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.51	$4.61	0.91%
Institutional Class
Actual	$1,000.00	$1,186.92	$3.58	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Investor Class
Actual	$1,000.00	$1,181.52	$6.65	1.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.12	1.21%

Wells Fargo Advantage Large Company Value Fund
Class A
Actual	$1,000.00	$1,155.91	$6.79	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.36	1.25%
Class C
Actual	$1,000.00	$1,150.92	$10.84	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	$10.16	2.00%
Administrator Class
Actual	$1,000.00	$1,157.58	$5.22	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$4.89	0.96%
Institutional Class
Actual	$1,000.00	$1,159.05	$4.08	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Investor Class
Actual	$1,000.00	$1,155.51	$7.17	1.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.72	1.32%

1.	Expenses paid is equal to each class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365 (to reflect the one-half year period).

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 23
CLASSIC VALUE FUND

Shares	Security Name	Value
Common Stocks: 98.88%

Consumer Discretionary: 15.61%

Hotels, Restaurants & Leisure: 3.72%
632,283	Carnival Corporation	$28,269,373

Media: 2.82%
471,204	Comcast Corporation Class A	10,719,891
237,345	Omnicom Group Incorporated«	10,652,044
		21,371,935

Multiline Retail: 0.95%
131,399	Target Corporation«	7,204,607

Specialty Retail: 6.64%
809,235	Home Depot Incorporated«	29,755,571
519,164	Lowe’s Companies Incorporated	12,875,267
347,823	Staples Incorporated«	7,759,931
		50,390,769

Textiles, Apparel & Luxury Goods: 1.48%
421,349	Timberland Company Class A†	11,262,659

Consumer Staples: 9.94%

Beverages: 4.64%
1,465,403	Diageo plc	28,215,225
108,779	PepsiCo Incorporated	6,995,577
		35,210,802

Food & Staples Retailing: 2.24%
351,530	Safeway Incorporated«	7,273,156
241,669	Walgreen Company«	9,773,094
		17,046,250

Household Products: 1.83%
110,043	Clorox Company	6,920,604
110,017	Procter & Gamble Company	6,945,373
		13,865,977

Tobacco: 1.23%
162,702	Philip Morris International	9,313,062

Energy: 13.23%

Oil, Gas & Consumable Fuels: 13.23%
248,800	Chevron Corporation	23,618,584
347,389	ConocoPhillips	24,824,418
399,709	Exxon Mobil Corporation	32,248,522
203,945	Occidental Petroleum Corporation	19,717,403
		100,408,927

Financials: 25.49%

Capital Markets: 4.96%
207,975	Legg Mason Incorporated«	6,890,212
251,450	Northern Trust Corporation«	13,070,371
377,790	State Street Corporation	17,650,349
		37,610,932

24 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
CLASSIC VALUE FUND

Shares	Security Name	Value
Commercial Banks: 2.30%
647,290	US Bancorp	$17,476,830

Consumer Finance: 0.92%
160,345	American Express Company	6,955,766

Diversified Financial Services: 12.94%
605,421	Apollo Global Management LLC Class A††(i)†	5,448,790
2,205,462	Bank of America Corporation	30,280,993
681,497	JPMorgan Chase & Company	30,626,475
1,085,702	Moody’s Corporation	31,887,068
		98,243,326

Insurance: 4.37%
329,812	Prudential Financial Incorporated	20,286,736
1,132,220	Stewart Information Services Corporation«	12,918,630
		33,205,366

Health Care: 15.26%

Biotechnology: 2.72%
375,043	Amgen Incorporated†	20,657,368

Health Care Equipment & Supplies: 2.36%
468,699	Medtronic Incorporated	17,960,546

Health Care Providers & Services: 2.66%
324,899	WellPoint Incorporated†	20,182,726

Pharmaceuticals: 7.52%
385,519	Merck & Company Incorporated	12,787,665
339,908	Novartis AG ADR«	18,987,261
1,388,557	Pfizer Incorporated	25,299,509
		57,074,435

Industrials: 9.88%

Aerospace & Defense: 0.97%
105,930	Boeing Company	7,360,016

Air Freight & Logistics: 1.99%
166,855	FedEx Corporation	15,070,344

Commercial Services & Supplies: 4.54%
591,700	Avery Dennison Corporation«	24,904,653
340,803	Cintas Corporation	9,562,932
		34,467,585

Industrial Conglomerates: 2.38%
897,264	General Electric Company	18,070,897

Information Technology: 8.32%

Communications Equipment: 3.48%
487,973	QUALCOMM Incorporated	26,413,978

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 25
CLASSIC VALUE FUND

Shares	Security Name	Value
Computers & Peripherals: 2.17%
1,252,533	Dell Incorporated†	$16,483,334

IT Services: 1.05%
166,173	Automatic Data Processing Incorporated	7,959,687

Software: 1.62%
383,036	Oracle Corporation	12,268,643

Utilities: 1.15%

Electric Utilities: 1.15%
121,160	Entergy Corporation	8,744,117

Total Common Stocks (Cost $673,349,953)		750,550,257

Principal		Interest Rate	Maturity Date
Short-Term Investments: 11.15%

Corporate Bonds and Notes: 0.03%
$219,785	Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	93,563
289,052	VFNC Corporation(a)††(i)(v)±	0.23	09/29/2011	167,650

				261,213

Shares		Yield
Investment Companies: 11.12%
8,346,013	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12	8,346,013
76,068,539	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.26	76,068,539
			84,414,552

Total Short-Term Investments (Cost $84,570,290)			84,675,765

Total Investments in Securities (Cost $757,920,243)*	110.03%		835,226,022
Other Assets and Liabilities, Net	(10.03)		(76,151,495)

Total Net Assets	100.00%		$759,074,527

26 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
CLASSIC VALUE FUND

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

±	Variable rate investments.

*	Cost for federal income tax purposes is $761,560,923 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$122,781,265
Gross unrealized depreciation	(49,116,166)

Net unrealized appreciation	$73,665,099
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 27
CORE EQUITY FUND

Shares	Security Name	Value
Common Stocks: 93.14%

Consumer Discretionary: 16.96%

Diversified Consumer Services: 0.01%
1,034	Apollo Group Incorporated Class A†	$42,673

Hotels, Restaurants & Leisure: 1.01%
172,692	Darden Restaurants Incorporated«	8,135,520

Household Durables: 1.73%
51,900	Nintendo Company Limited	14,024,635

Internet & Catalog Retail: 2.48%
63,841	Amazon.com Incorporated†	10,829,987
161,700	Blue Nile Incorporated†«	9,192,645
		20,022,632

Media: 6.39%
804,188	CBS Corporation Class B	15,947,048
737,600	Comcast Corporation Class A	15,814,144
151,443	Discovery Communications Incorporated Class A†	5,143,004
328,803	Omnicom Group Incorporated«	14,756,679
		51,660,875

Multiline Retail: 2.27%
216,933	Kohl’s Corporation†	11,015,858
133,473	Target Corporation	7,318,325
		18,334,183

Specialty Retail: 3.07%
256,648	Best Buy Company Incorporated	8,726,032
229,766	Home Depot Incorporated	8,448,496
342,056	Staples Incorporated«	7,631,269
		24,805,797

Consumer Staples: 7.38%

Beverages: 2.30%
595,373	Diageo plc	11,463,456
110,884	PepsiCo Incorporated	7,130,950
		18,594,406

Food Products: 1.76%
243,425	General Mills Incorporated	8,466,322
129,283	McCormick & Company Incorporated	5,714,309
		14,180,631

Household Products: 2.16%
165,710	Clorox Company	10,421,502
111,295	Procter & Gamble Company	7,026,053
		17,447,555

Tobacco: 1.16%
163,875	Philip Morris International	9,380,205

28 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
CORE EQUITY FUND

Shares	Security Name	Value
Energy: 11.93%

Energy Equipment & Services: 2.57%
232,959	Schlumberger Limited	$20,731,021

Oil, Gas & Consumable Fuels: 9.36%
78,907	Apache Corporation	9,418,340
175,663	Chevron Corporation	16,675,689
293,775	Exxon Mobil Corporation	23,701,767
147,005	Occidental Petroleum Corporation	14,212,443
244,152	Ultra Petroleum Corporation†«	11,653,375
		75,661,614

Financials: 19.72%

Capital Markets: 7.24%
102,297	Goldman Sachs Group Incorporated	16,737,835
412,258	INVESCO Limited	10,199,263
440,390	State Street Corporation	20,575,021
537,050	TD Ameritrade Holding Corporation	10,966,561
		58,478,680

Commercial Banks: 2.12%
403,686	Branch Banking & Trust Corporation	11,157,881
401,887	Fifth Third Bancorp	5,976,060
		17,133,941

Consumer Finance: 3.39%
253,967	American Express Company	11,017,088
44,792	MasterCard Incorporated	10,593,756
82,448	Visa Incorporated Class A	5,758,993
		27,369,837

Diversified Financial Services: 5.01%
612,041	Apollo Global Management LLC Class A††(i)†	5,508,369
289,775	JPMorgan Chase & Company	13,022,489
748,127	Moody’s Corporation«	21,972,490
		40,503,348

Insurance: 1.59%
208,953	Prudential Financial Incorporated	12,852,699

Real Estate Investment Trusts (REITs): 0.37%
166,050	BioMed Realty Trust Incorporated	2,963,993

Health Care: 11.44%

Biotechnology: 1.34%
195,831	Amgen Incorporated†	10,786,371

Health Care Equipment & Supplies: 2.89%
283,619	Covidien Limited	13,463,394
259,020	Medtronic Incorporated«	9,925,646
		23,389,040

Life Sciences Tools & Services: 1.54%
216,808	Thermo Fisher Scientific Incorporated†	12,416,594

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 29
CORE EQUITY FUND

Shares	Security Name	Value
Pharmaceuticals: 5.67%
120,161	Johnson & Johnson	$7,182,023
359,780	Merck & Company Incorporated	11,933,903
251,185	Novartis AG ADR«	14,031,194
694,503	Pfizer Incorporated	12,653,845
		45,800,965

Industrials: 11.44%

Aerospace & Defense: 2.09%
127,813	Boeing Company	8,880,447
98,138	United Technologies Corporation	7,978,619
		16,859,066

Air Freight & Logistics: 1.30%
146,310	United Parcel Service Incorporated Class B	10,478,722

Airlines: 1.10%
762,377	Delta Air Lines Incorporated†	8,896,940

Commercial Services & Supplies: 2.12%
408,180	Avery Dennison Corporation«	17,180,296

Industrial Conglomerates: 2.02%
811,993	General Electric Company	16,353,539

Machinery: 1.37%
207,378	Illinois Tool Works Incorporated«	11,092,649

Professional Services: 1.44%
179,793	Manpower Incorporated«	11,609,234

Information Technology: 11.71%

Communications Equipment: 3.43%
506,001	Cisco Systems Incorporated†	10,701,921
314,824	QUALCOMM Incorporated	17,041,423
		27,743,344

Internet Software & Services: 3.29%
300,132	Ancestry.com Incorporated†«	10,684,699
26,488	Google Incorporated Class A†	15,902,336
		26,587,035

Semiconductors & Semiconductor Equipment: 2.65%
221,369	Altera Corporation	8,316,833
1,182,677	ON Semiconductor Corporation†	13,068,581
		21,385,414

Software: 2.34%
61,510	FactSet Research Systems Incorporated«	6,200,208
396,727	Oracle Corporation	12,707,166
		18,907,374

Materials: 1.68%

Chemicals: 1.68%
155,160	Air Products & Chemicals Incorporated	13,537,710

30 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
CORE EQUITY FUND

Shares	Security Name	Value
Telecommunication Services: 0.88%

Wireless Telecommunication Services: 0.88%
139,857	American Tower Corporation Class A†	$7,113,126

Total Common Stocks (Cost $615,420,778)		752,461,664

Principal		Interest Rate	Maturity Date
Short-Term Investments: 15.32%

Corporate Bonds and Notes: 0.32%
$6,477,776	Gryphon Funding Limited(i)(a)	0.00%	08/05/2011	2,631,273

Shares		Yield
Investment Companies: 15.00%
50,383,377	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12	50,383,377
70,799,832	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.26	70,799,832

			121,183,209

Total Short-Term Investments (Cost $126,862,617)			123,814,482

Total Investments in Securities (Cost $742,283,395)*	108.46%		876,276,146
Other Assets and Liabilities, Net	(8.46)		(68,362,165)

Total Net Assets	100.00%		$807,913,981

†	Non-income earning securities.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

«	All or a portion of this security is on loan.

(v)	Security represents investment of cash collateral received from securities on loan.

(i)	Illiquid security.

(a)	Security is fair valued by the Management Valuation Team and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $743,707,492 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$152,938,185
Gross unrealized depreciation	(20,369,531)

Net unrealized appreciation	$132,568,654
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 31
DISCIPLINED U.S. CORE FUND

Shares	Security Name	Value
Common Stocks: 98.16%

Consumer Discretionary: 10.38%

Auto Components: 0.53%
16,322	Autoliv Incorporated«	$1,253,530
33,117	TRW Automotive Holdings Corporation†	1,975,760
		3,229,290

Automobiles: 0.96%
367,410	Ford Motor Company«†	5,860,190

Hotels, Restaurants & Leisure: 1.08%
113,220	Carnival Corporation	5,062,066
21,168	McDonald’s Corporation	1,559,447
		6,621,513

Household Durables: 0.69%
49,232	Whirlpool Corporation«	4,209,336

Media: 2.83%
346,652	Comcast Corporation Class A	7,886,333
31,717	DIRECTV Group Incorporated†	1,344,484
81,063	Dish Network Corporation	1,711,240
107,123	Time Warner Incorporated	3,369,018
71,274	Viacom Incorporated Class B	2,961,435
		17,272,510

Multiline Retail: 1.62%
21,674	Dollar Tree Incorporated†	1,096,271
160,235	Macy’s Incorporated	3,709,440
92,992	Target Corporation«	5,098,751
		9,904,462

Specialty Retail: 2.21%
11,581	AutoZone Incorporated†	2,936,131
57,578	Best Buy Company Incorporated	1,957,652
86,638	GameStop Corporation Class A«†	1,825,463
40,964	Home Depot Incorporated	1,506,246
56,799	Ross Stores Incorporated	3,703,295
32,742	TJX Companies Incorporated	1,551,643
		13,480,430

Textiles, Apparel & Luxury Goods: 0.46%
34,166	VF Corporation«	2,826,212

Consumer Staples: 10.10%

Beverages: 1.05%
60,583	Coca-Cola Enterprises Incorporated	1,524,268
22,263	PepsiCo Incorporated	1,431,734
54,679	The Coca-Cola Company	3,436,575
		6,392,577

Food & Staples Retailing: 3.05%
109,797	CVS Caremark Corporation	3,755,057
172,701	Kroger Company	3,695,801

32 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
DISCIPLINED U.S. CORE FUND

Shares	Security Name	Value
Food & Staples Retailing (continued)

47,961	Safeway Incorporated	$992,313
181,379	Wal-Mart Stores Incorporated	10,169,921
		18,613,092

Food Products: 1.60%
52,939	Archer Daniels Midland Company	1,729,517
27,226	Bunge Limited	1,853,274
24,692	Corn Products International Incorporated	1,139,042
36,948	Hormel Foods Corporation	1,825,231
198,477	Tyson Foods Incorporated Class A«	3,264,947
		9,812,011

Household Products: 1.27%
23,148	Energizer Holdings Incorporated†	1,683,786
96,026	Procter & Gamble Company	6,062,121
		7,745,907

Personal Products: 0.37%
34,750	Herbalife Limited	2,270,218

Tobacco: 2.76%
177,831	Altria Group Incorporated	4,180,807
28,890	Lorillard Incorporated	2,173,684
153,387	Philip Morris International	8,779,872
54,423	Reynolds American Incorporated	1,731,196
		16,865,559

Energy: 11.99%

Energy Equipment & Services: 1.07%
37,326	Halliburton Company	1,679,670
44,792	National Oilwell Varco Incorporated	3,310,129
17,546	Schlumberger Limited	1,561,419
		6,551,218

Oil, Gas & Consumable Fuels: 10.92%
39,909	Apache Corporation	4,763,538
155,983	ChevronTexaco Corporation	14,807,466
94,477	ConocoPhillips	6,751,326
248,768	Exxon Mobil Corporation	20,070,602
53,710	Hess Corporation	4,518,085
141,461	Marathon Oil Corporation	6,464,768
95,068	Tesoro Petroleum Corporation	1,830,059
223,466	Valero Energy Corporation	5,667,098
14,525	Whiting Petroleum Corporation†	1,834,217
		66,707,159

Financials: 15.25%

Capital Markets: 1.66%
63,969	Ameriprise Financial Incorporated	3,943,689
37,895	Goldman Sachs Group Incorporated	6,200,380
		10,144,069

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 33
DISCIPLINED U.S. CORE FUND

Shares	Security Name	Value
Commercial Banks: 1.99%
100,968	Fifth Third Bancorp	$1,501,394
175,613	Huntington Bancshares Incorporated	1,271,438
85,052	PNC Financial Services Group Incorporated	5,103,120
158,355	US Bancorp	4,275,585
		12,151,537

Consumer Finance: 1.73%
118,085	Capital One Financial Corporation«	5,686,974
102,992	Discover Financial Services	2,120,605
189,661	SLM Corporation†	2,733,015
		10,540,594

Diversified Financial Services: 4.53%
526,184	Bank of America Corporation	7,224,506
1,300,085	Citigroup Incorporated	6,266,410
314,958	JPMorgan Chase & Company	14,154,213
		27,645,129

Insurance: 4.26%
60,385	ACE Limited	3,719,112
59,840	Assurant Incorporated	2,347,523
45,290	Berkshire Hathaway Incorporated Class B†	3,702,458
36,185	Chubb Corporation	2,096,197
37,642	Endurance Specialty Holdings Limited«	1,749,977
113,295	Hartford Financial Services Group Incorporated	3,147,335
24,453	Prudential Financial Incorporated	1,504,104
41,066	Reinsurance Group of America Incorporated	2,363,759
96,151	The Travelers Companies Incorporated	5,409,455
		26,039,920

Real Estate Investment Trusts (REITs): 0.75%
109,889	Annaly Capital Management Incorporated	1,959,321
48,296	CommonWealth REIT	1,288,054
54,958	Hospitality Properties Trust	1,366,805
		4,614,180

Thrifts & Mortgage Finance: 0.33%
183,646	Hudson City Bancorp Incorporated«	2,016,433

Health Care: 10.23%

Biotechnology: 1.14%
35,066	Biogen Idec Incorporated«†	2,295,771
23,903	Cephalon Incorporated«†	1,412,189
85,498	Gilead Sciences Incorporated†	3,281,413
		6,989,373

Health Care Equipment & Supplies: 0.79%
46,221	St. Jude Medical Incorporated†	1,871,951
49,648	Zimmer Holdings Incorporated†	2,937,176
		4,809,127

Health Care Providers & Services: 2.54%
126,660	Aetna Incorporated	4,172,180
59,445	CIGNA Corporation	2,497,879

34 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
DISCIPLINED U.S. CORE FUND

Shares	Security Name	Value
Health Care Providers & Services (continued)
21,193	McKesson Corporation	$1,593,078
176,981	UnitedHealth Group Incorporated	7,265,070
		15,528,207

Life Sciences Tools & Services: 0.41%
43,221	Thermo Fisher Scientific Incorporated†	2,475,267

Pharmaceuticals: 5.35%
94,743	Abbott Laboratories	4,278,594
163,642	Eli Lilly & Company	5,689,832
89,827	Forest Laboratories Incorporated†	2,897,819
119,693	Johnson & Johnson	7,154,051
46,425	Merck & Company Incorporated	1,539,917
609,763	Pfizer Incorporated	11,109,882
		32,670,095

Industrials: 11.16%

Aerospace & Defense: 3.61%
29,997	Alliant Techsystems Incorporated	2,272,573
67,375	General Dynamics Corporation	5,080,075
88,129	Northrop Grumman Corporation«	6,107,340
114,867	Raytheon Company	5,742,201
34,919	United Technologies Corporation	2,838,915
		22,041,104

Commercial Services & Supplies: 0.17%
59,912	RR Donnelley & Sons Company	1,061,641

Construction & Engineering: 0.40%
75,339	KBR Incorporated	2,418,382

Industrial Conglomerates: 2.14%
649,030	General Electric Company	13,071,464

Machinery: 2.66%
14,956	Caterpillar Incorporated	1,450,882
17,464	Deere & Company	1,587,478
46,439	Eaton Corporation	5,013,554
40,142	Oshkosh Truck Corporation	1,521,783
46,644	Parker Hannifin Corporation	4,170,440
53,960	Timken Company	2,537,199
		16,281,336

Road & Rail: 2.18%
57,556	CSX Corporation«	4,063,454
40,923	Norfolk Southern Corporation	2,504,078
40,718	Ryder System Incorporated«	1,957,721
50,539	Union Pacific Corporation	4,782,506
		13,307,759

Information Technology: 18.98%

Communications Equipment: 1.15%
155,642	Cisco Systems Incorporated†	3,291,828
30,161	Harris Corporation	1,403,693
43,481	QUALCOMM Incorporated	2,353,627
		7,049,148

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 35
DISCIPLINED U.S. CORE FUND

Shares	Security Name	Value
Computers & Peripherals: 5.08%
47,155	Apple Incorporated†	$16,000,635
317,345	Dell Incorporated†	4,176,260
202,592	Hewlett-Packard Company	9,256,428
46,576	Western Digital Corporation†	1,584,516
		31,017,839

Electronic Equipment & Instruments: 1.50%
51,246	Arrow Electronics Incorporated†	1,937,099
217,605	Flextronics International Limited	1,738,664
51,578	Ingram Micro Incorporated Class A†	1,018,150
33,960	Tech Data Corporation†	1,593,064
175,240	Vishay Intertechnology Incorporated«†	2,891,460
		9,178,437

Internet Software & Services: 1.75%
17,848	Google Incorporated Class A†	10,715,225

IT Services: 3.41%
46,211	Computer Sciences Corporation«	2,462,584
97,560	International Business Machines Corporation	15,804,720
127,519	Western Union Company	2,586,085
		20,853,389

Semiconductors & Semiconductor Equipment: 1.86%
62,217	Avago Technologies Limited	1,786,250
300,917	Intel Corporation	6,457,679
29,141	KLA-Tencor Corporation«	1,284,535
36,076	Lam Research Corporation†	1,799,832
		11,328,296

Software: 4.23%
546,167	Microsoft Corporation	15,142,480
333,610	Oracle Corporation	10,685,528
		25,828,008

Materials: 4.05%

Chemicals: 1.90%
50,837	Cabot Corporation	2,198,700
106,133	E.I. du Pont de Nemours & Company	5,378,820
43,348	Eastman Chemical Company«	4,025,295
		11,602,815

Metals & Mining: 1.33%
48,761	Freeport-McMoRan Copper & Gold Incorporated Class B	5,302,759
51,691	Newmont Mining Corporation	2,846,623
		8,149,382

Paper & Forest Products: 0.82%
17,764	Domtar Corporation	1,561,989
118,145	International Paper Company	3,412,028
		4,974,017

36 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
DISCIPLINED U.S. CORE FUND

Shares	Security Name	Value
Telecommunication Services: 3.33%

Diversified Telecommunication Services: 3.33%
426,157	AT&T Incorporated	$11,727,841
241,993	Verizon Communications Incorporated	8,619,791
		20,347,632

Utilities: 2.69%

Electric Utilities: 1.16%
86,198	Edison International	3,127,263
24,124	Entergy Corporation	1,741,029
120,480	Pepco Holdings Incorporated	2,237,314
		7,105,606

Multi-Utilities: 1.53%
107,203	Ameren Corporation	3,041,349
58,636	DTE Energy Company	2,712,501
193,724	NiSource Incorporated«	3,607,136
		9,360,986

Total Common Stocks (Cost $411,335,261)		599,678,081

Short-Term Investments: 8.70%

		Yield
Investment Companies: 8.45%
10,487,027	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12%	10,487,027
41,141,625	Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)	0.26	41,141,625

			51,628,652

Principal			Interest Rate	Maturity Date
US Treasury Bills: 0.25%
$1,000,000	US Treasury Bill#^		0.14	03/03/2011	999,878
500,000	US Treasury Bill#^		0.14	04/07/2011	499,869
					1,499,747

Total Short-Term Investments (Cost $53,128,109)					53,128,399

Total Investments in Securities (Cost $464,463,370)*		106.86%			652,806,480
Other Assets and Liabilities, Net		(6.86)			(41,925,923)

Total Net Assets		100.00%			$610,880,557

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 37
DISCIPLINED U.S. CORE FUND

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

#	Security pledged as collateral for futures transactions.

^	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is $466,515,940 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$193,040,185
Gross unrealized depreciation	(6,749,645)

Net unrealized appreciation	$186,290,540
The accompanying notes are an integral part of these financial statements.

38 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
DISCIPLINED VALUE FUND

Shares	Security Name	Value

Common Stocks: 99.25%

Consumer Discretionary: 7.56%

Auto Components: 0.43%
28,551	TRW Automotive Holdings Corporation«†	$1,703,353

Automobiles: 0.68%
168,731	Ford Motor Company«†	2,691,259

Household Durables: 0.54%
25,326	Whirlpool Corporation«	2,165,373

Media: 4.10%
286,642	Comcast Corporation Class A	6,521,106
55,608	Dish Network Corporation	1,173,885
83,226	Gannett Company Incorporated	1,226,751
24,092	Time Warner Cable Incorporated	1,634,160
85,818	Time Warner Incorporated	2,698,976
34,236	Viacom Incorporated Class B	1,422,506
41,071	Walt Disney Company	1,596,430

		16,273,814

Multiline Retail: 0.49%
84,188	Macy’s Incorporated	1,948,952

Specialty Retail: 1.02%
5,949	AutoZone Incorporated†	1,508,250
30,945	Best Buy Company Incorporated	1,052,130
70,895	GameStop Corporation Class A«†	1,493,758

		4,054,138

Textiles, Apparel & Luxury Goods: 0.30%
14,426	VF Corporation«	1,193,319

Consumer Staples: 9.77%

Beverages: 0.21%
43,174	Constellation Brands Incorporated Class A†	829,804

Food & Staples Retailing: 2.39%
47,790	CVS Caremark Corporation	1,634,418
86,473	Kroger Company	1,850,522
59,525	Safeway Incorporated	1,231,572
85,395	Wal-Mart Stores Incorporated	4,788,098

		9,504,610

Food Products: 2.49%
68,432	Archer Daniels Midland Company	2,235,673
22,305	Corn Products International Incorporated	1,028,930
21,888	Hormel Foods Corporation	1,081,267
16,162	JM Smucker Company	1,004,630
17,597	Ralcorp Holdings Incorporated†	1,076,936
71,496	Smithfield Foods Incorporated†	1,423,485
123,480	Tyson Foods Incorporated Class A«	2,031,246

		9,882,167

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 39
DISCIPLINED VALUE FUND

Shares	Security Name	Value

Household Products: 2.27%
19,590	Energizer Holdings Incorporated†	$1,424,977
120,175	Procter & Gamble Company	7,586,648

		9,011,625

Personal Products: 0.29%
17,486	Herbalife Limited	1,142,360

Tobacco: 2.12%
155,700	Altria Group Incorporated	3,660,507
15,083	Lorillard Incorporated	1,134,845
36,929	Philip Morris International	2,113,816
47,987	Reynolds American Incorporated	1,526,466

		8,435,634

Energy: 13.02%

Energy Equipment & Services: 1.13%
60,657	McDermott International Incorporated†	1,260,452
43,897	National Oilwell Varco Incorporated	3,243,988

		4,504,440

Oil, Gas & Consumable Fuels: 11.89%
22,991	Alpha Natural Resources Incorporated†	1,235,306
33,315	Apache Corporation	3,976,478
74,424	Chesapeake Energy Corporation	2,197,741
146,981	Chevron Corporation	13,952,906
50,575	ConocoPhillips	3,614,090
33,111	Devon Energy Corporation	2,936,615
10,423	Exxon Mobil Corporation	840,928
75,783	Frontier Oil Corporation	1,576,286
55,340	Hess Corporation	4,655,201
110,312	Marathon Oil Corporation	5,041,258
8,186	Occidental Petroleum Corporation	791,422
164,884	Valero Energy Corporation«	4,181,458
17,450	Whiting Petroleum Corporation†	2,203,586

		47,203,275

Financials: 25.84%

Capital Markets: 2.35%
48,675	Ameriprise Financial Incorporated	3,000,814
25,945	Goldman Sachs Group Incorporated	4,245,121
71,069	Morgan Stanley	2,089,429

		9,335,364

Commercial Banks: 4.18%
25,552	BOK Financial Corporation	1,320,527
165,230	Fifth Third Bancorp	2,456,970
336,747	Huntington Bancshares Incorporated	2,438,048
69,847	PNC Financial Services Group Incorporated	4,190,820
229,323	US Bancorp	6,191,721

		16,598,086

40 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
DISCIPLINED VALUE FUND

Shares	Security Name	Value

Consumer Finance: 1.64%
84,154	Capital One Financial Corporation«	$4,052,857
171,889	SLM Corporation†	2,476,920

		6,529,777

Diversified Financial Services: 7.06%
631,142	Bank of America Corporation	8,665,580
1,127,327	Citigroup Incorporated	5,433,716
309,806	JPMorgan Chase & Company	13,922,682

		28,021,978

Insurance: 7.41%
54,307	ACE Limited	3,344,768
19,159	Allied World Assurance Company	1,155,862
28,842	Assurant Incorporated	1,131,472
74,289	Berkshire Hathaway Incorporated Class B†	6,073,126
37,508	Chubb Corporation	2,172,838
25,563	Endurance Specialty Holdings Limited«	1,188,424
67,474	Hartford Financial Services Group Incorporated	1,874,428
48,001	Lincoln National Corporation	1,384,349
42,747	Protective Life Corporation«	1,178,535
52,090	Prudential Financial Incorporated	3,204,056
30,862	Reinsurance Group of America Incorporated	1,776,417
66,879	The Travelers Companies Incorporated	3,762,613
38,414	Validus Holdings Limited	1,167,786

		29,414,674

Real Estate Investment Trusts (REITs): 2.76%
133,083	Annaly Capital Management Incorporated«	2,372,870
87,233	Brandywine Realty Trust	1,011,903
56,860	Commonwealth REIT	1,516,456
63,771	Duke Realty Corporation«	873,663
71,823	Hospitality Properties Trust	1,786,238
44,976	Host Hotels & Resorts Incorporated«	832,506
33,227	Liberty Property Trust	1,155,303
16,061	Vornado Realty Trust	1,414,813

		10,963,752

Thrifts & Mortgage Finance: 0.44%
159,233	Hudson City Bancorp Incorporated«	1,748,378

Health Care: 12.08%

Biotechnology: 1.49%
25,160	Amgen Incorporated†	1,385,813
33,635	Biogen Idec Incorporated«†	2,202,083
15,866	Cephalon Incorporated«†	937,363
36,539	Gilead Sciences Incorporated†	1,402,367
		5,927,626

Health Care Equipment & Supplies: 0.46%
18,780	Cooper Companies Incorporated«	1,076,845
18,802	St. Jude Medical Incorporated†	761,481

		1,838,326

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 41
DISCIPLINED VALUE FUND

Shares	Security Name	Value

Health Care Providers & Services: 3.03%
41,791	Aetna Incorporated	$1,376,596
46,600	CIGNA Corporation	1,958,132
46,458	Humana Incorporated†	2,693,170
146,275	UnitedHealth Group Incorporated	6,004,589

		12,032,487

Life Sciences Tools & Services: 0.24%
16,386	Thermo Fisher Scientific Incorporated†	938,426

Pharmaceuticals: 6.86%
125,002	Eli Lilly & Company	4,346,320
89,631	Forest Laboratories Incorporated†	2,891,496
100,903	Johnson & Johnson	6,030,972
108,443	Merck & Company Incorporated	3,597,054
52,210	Mylan Laboratories Incorporated†	1,209,184
504,058	Pfizer Incorporated	9,183,937

		27,258,963

Industrials: 9.67%

Aerospace & Defense: 3.30%
15,178	Alliant Techsystems Incorporated	1,149,885
55,324	General Dynamics Corporation	4,171,430
13,284	L-3 Communications Holdings Incorporated«	1,039,473
60,616	Northrop Grumman Corporation«	4,200,689
50,603	Raytheon Company	2,529,644

		13,091,121

Commercial Services & Supplies: 0.33%
75,192	RR Donnelley & Sons Company	1,332,402

Construction & Engineering: 0.37%
45,697	KBR Incorporated	1,466,874

Industrial Conglomerates: 2.60%
513,719	General Electric Company	10,346,301

Machinery: 1.07%
33,436	Oshkosh Truck Corporation	1,267,559
45,684	Timken Company	2,148,062
14,070	Wabco Holdings Incorporated	821,688

		4,237,309

Road & Rail: 2.00%
64,285	CSX Corporation«	4,538,521
26,795	Ryder System Incorporated«	1,288,304
22,290	Union Pacific Corporation	2,109,303

		7,936,128

Information Technology: 6.23%

Computers & Peripherals: 0.84%
86,931	Dell Incorporated†	1,144,012
29,419	Hewlett-Packard Company	1,344,154
24,460	Western Digital Corporation†	832,129

		3,320,295

42 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
DISCIPLINED VALUE FUND

Shares	Security Name	Value

Electronic Equipment & Instruments: 1.15%
42,678	Arrow Electronics Incorporated«†	$1,613,228
30,013	Tech Data Corporation«†	1,407,910
94,929	Vishay Intertechnology Incorporated†	1,566,329

		4,587,467

IT Services: 1.27%
47,213	Computer Sciences Corporation«	2,515,981
15,668	International Business Machines Corporation	2,538,216

		5,054,197

Semiconductors & Semiconductor Equipment: 1.35%
27,147	Avago Technologies Limited	779,390
119,188	Intel Corporation	2,557,774
18,966	KLA-Tencor Corporation«	836,021
23,590	Lam Research Corporation†	1,176,905

		5,350,090

Software: 1.62%
232,710	Microsoft Corporation	6,451,885

Materials: 3.85%

Chemicals: 2.25%
30,999	Cabot Corporation	1,340,707
57,707	E.I. du Pont de Nemours & Company	2,924,591
19,062	Eastman Chemical Company«	1,770,097
83,765	Huntsman Corporation	1,458,349
13,411	Lubrizol Corporation	1,441,146

		8,934,890

Metals & Mining: 0.30%
21,208	Newmont Mining Corporation	1,167,925

Paper & Forest Products: 1.30%
21,309	Domtar Corporation	1,873,700
114,218	International Paper Company	3,298,616

		5,172,316

Telecommunication Services: 4.93%

Diversified Telecommunication Services: 4.93%
447,099	AT&T Incorporated	12,304,164
203,765	Verizon Communications Incorporated	7,258,109

		19,562,273

Utilities: 6.30%

Electric Utilities: 3.73%
76,720	Allegheny Energy Incorporated	1,977,842
45,388	DPL Incorporated	1,188,258
57,113	Edison International	2,072,060
44,175	Entergy Corporation	3,188,110
63,615	FirstEnergy Corporation«	2,488,619
114,634	Pepco Holdings Incorporated	2,128,753
43,203	Pinnacle West Capital Corporation	1,758,794

		14,802,436

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 43
DISCIPLINED VALUE FUND

Shares	Security Name	Value

Gas Utilities: 0.39%
27,675	Energen Corporation	$1,547,033

Independent Power Producers & Energy Traders: 0.30%
37,208	Constellation Energy Group Incorporated	1,199,958

Multi-Utilities: 1.88%
55,394	Ameren Corporation	1,571,528
89,304	CMS Energy Corporation	1,741,428
26,800	DTE Energy Company	1,239,768
155,828	NiSource Incorporated«	2,901,514

		7,454,238

Total Common Stocks (Cost $340,722,982)		394,167,098

Principal		Interest Rate	Maturity Date

Short-Term Investments: 10.48%

Corporate Bonds and Notes: 0.13%
$442,623	Gryphon Funding Limited(v)(a)(i)	0.00%	08/05/2011	188,425
582,119	VFNC Corporation(v)(a)(i)††±	0.23	09/29/2011	337,629

				526,054

Shares		Yield

Investment Companies: 10.22%
2,270,253	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12		2,270,253
38,328,475	Wells Fargo Securities Lending Cash Investment, LLC(v)(l)(u)	0.26		38,328,475

				40,598,728

Principal			Interest Rate

US Treasury Bills: 0.13%
$500,000	US Treasury Bill#^		0.15	03/17/2011	499,909

Total Short-Term Investments (Cost $41,412,209)					41,624,691

Total Investments in Securities (Cost $382,135,191)*		109.73%			435,791,789
Other Assets and Liabilities, Net		(9.73)			(38,627,042)

Total Net Assets		100.00%			$397,164,747

44 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
DISCIPLINED VALUE FUND

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(v)	Security represents investment of cash collateral received from securities on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

#	Security pledged as collateral for futures transactions.

^	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is $384,145,440 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$60,392,205
Gross unrealized depreciation	(8,745,856)

Net unrealized appreciation	$51,646,349
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 45
INTRINSIC VALUE FUND

Shares	Security Name	Value

Common Stocks: 98.70%

Consumer Discretionary: 11.58%

Media: 2.48%
1,200,000	Time Warner Incorporated	$37,740,000
177,700	Warner Music Group Corporation†«	929,371

		38,669,371

Multiline Retail: 3.75%
730,000	JCPenney Company Incorporated	23,411,100
851,000	Nordstrom Incorporated	35,044,180

		58,455,280

Specialty Retail: 2.74%
1,160,000	Home Depot Incorporated	42,653,200

Textiles, Apparel & Luxury Goods: 2.61%
380,000	Polo Ralph Lauren Corporation«	40,728,400

Consumer Staples: 12.17%

Beverages: 2.27%
460,000	Diageo plc	35,328,000

Food & Staples Retailing: 1.59%
1,200,000	Safeway Incorporated	24,828,000

Food Products: 8.31%
1,505,790	ConAgra Foods Incorporated	33,624,291
700,000	H.J. Heinz Company	33,250,000
720,000	The Hershey Company«	33,616,800
980,000	Unilever NV«	29,037,400

		129,528,491

Energy: 9.54%

Energy Equipment & Services: 1.86%
1,220,000	Weatherford International Limited†	28,938,400

Oil, Gas & Consumable Fuels: 7.68%
614,000	ConocoPhillips	43,876,440
600,000	Hess Corporation	50,472,000
625,000	QEP Resources Incorporated	25,400,000

		119,748,440

Financials: 19.05%

Capital Markets: 3.63%
1,150,000	Charles Schwab Corporation	20,757,500
688,000	Northern Trust Corporation«	35,762,240

		56,519,740

Commercial Banks: 10.74%
3,638,000	Banco Santander Central Hispano SA ADR«	44,529,120
1,005,583	East West Bancorp Incorporated«	21,831,207
403,000	M&T Bank Corporation	34,847,410
5,000,000	Mitsubishi UFJ Financial Group Incorporated«	26,000,000
1,708,000	Zions Bancorporation«	40,274,640

		167,482,377

46 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
INTRINSIC VALUE FUND

Shares	Security Name	Value

Diversified Financial Services: 4.68%
2,200,000	Bank of America Corporation	$30,206,000
950,000	JPMorgan Chase & Company	42,693,000

		72,899,000

Health Care: 8.07%

Health Care Equipment & Supplies: 4.38%
680,000	Baxter International Incorporated	32,973,200
640,000	Hospira Incorporated†	35,347,200

		68,320,400

Pharmaceuticals: 3.69%
680,000	Abbott Laboratories	30,708,800
770,000	Eli Lilly & Company	26,772,900

		57,481,700

Industrials: 10.28%

Aerospace & Defense: 5.17%
530,000	Boeing Company	36,824,400
630,000	Northrop Grumman Corporation	43,659,000

		80,483,400

Machinery: 5.11%
445,000	Deere & Company	40,450,500
500,000	SPX Corporation	39,190,000

		79,640,500

Information Technology: 19.82%

Computers & Peripherals: 5.81%
124,000	Apple Incorporated†	42,075,680
1,950,000	EMC Corporation†«	48,535,500

		90,611,180

Internet Software & Services: 2.78%
1,430,000	eBay Incorporated†«	43,414,800

IT Services: 3.64%
350,000	International Business Machines Corporation	56,700,000

Semiconductors & Semiconductor Equipment: 2.18%
1,000,000	Texas Instruments Incorporated	33,910,000

Software: 5.41%
775,000	Intuit Incorporated†	36,370,750
1,495,000	Oracle Corporation	47,884,850

		84,255,600

Materials: 2.38%

Chemicals: 2.38%
1,045,000	Dow Chemical Company«	37,076,600

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 47
INTRINSIC VALUE FUND

Shares	Security Name	Value

Telecommunication Services: 2.41%

Wireless Telecommunication Services: 2.41%
1,325,000	Vodafone Group plc ADR«	$37,577,000

Utilities: 3.40%

Electric Utilities: 2.10%
611,000	Nextera Energy Incorporated	32,664,060

Gas Utilities: 0.87%
780,190	Questar Corporation«	13,598,712

Multi-Utilities: 0.43%
155,550	Dominion Resources Incorporated	6,772,646

Total Common Stocks (Cost $1,267,980,555)		1,538,285,297

			Yield

Short-Term Investments: 14.74%

Investment Companies: 14.74%
17,491,946	Wells Fargo Advantage Cash Investment Money Market Fund(u)(l)		0.12%	17,491,946
212,304,280	Wells Fargo Securities Lending Cash Investments, LLC(u)(l)(v)		0.26	212,304,280

Total Short-Term Investments (Cost $229,796,226)				229,796,226

Total Investments in Securities (Cost $1,497,776,781)*		113.44%		1,768,081,523
Other Assets and Liabilities, Net		(13.44)		(209,490,523)

Total Net Assets		100.00%		$1,558,591,000

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $1,498,956,386 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$305,092,739
Gross unrealized depreciation	(35,967,602)

Net unrealized appreciation	$269,125,137
The accompanying notes are an integral part of these financial statements.

48 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
LARGE CAP CORE FUND

Shares	Security Name	Value

Common Stocks: 98.69%

Consumer Discretionary: 10.36%

Automobiles: 2.16%
240,605	Ford Motor Company«†	$3,837,650

Specialty Retail: 6.04%
146,485	Gap Incorporated	2,822,766
103,780	Home Depot Incorporated	3,815,991
62,955	Ross Stores Incorporated	4,104,666

		10,743,423

Textiles, Apparel & Luxury Goods: 2.16%
46,710	Nike Incorporated Class B	3,852,641

Consumer Staples: 7.08%

Food & Staples Retailing: 3.79%
101,005	CVS Caremark Corporation	3,454,371
58,540	Wal-Mart Stores Incorporated	3,282,338

		6,736,709

Food Products: 1.59%
171,635	Tyson Foods Incorporated Class A	2,823,396

Household Products: 1.70%
48,000	Procter & Gamble Company	3,030,240

Energy: 13.71%

Energy Equipment & Services: 2.60%
102,800	Halliburton Company	4,626,000

Oil, Gas & Consumable Fuels: 11.11%
41,840	Chevron Corporation	3,971,871
40,115	Cimarex Energy Company	4,177,175
57,455	ConocoPhillips	4,105,734
49,085	Exxon Mobil Corporation	3,960,178
36,755	Occidental Petroleum Corporation	3,553,473

		19,768,431

Financials: 13.67%

Capital Markets: 2.31%
66,720	Ameriprise Financial Incorporated	4,113,288

Commercial Banks: 1.69%
50,075	PNC Financial Services Group Incorporated	3,004,500

Diversified Financial Services: 4.00%
749,465	Citigroup Incorporated	3,612,421
78,150	JPMorgan Chase & Company	3,512,061

		7,124,482

Insurance: 5.67%
56,050	ACE Limited	3,452,120
40,470	PartnerRe Limited	3,313,684
133,350	UnumProvident Corporation	3,325,749

		10,091,553

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 49
LARGE CAP CORE FUND

Shares	Security Name	Value

Health Care: 12.15%

Biotechnology: 1.70%
54,945	Amgen Incorporated†	$3,026,371

Health Care Providers & Services: 5.50%
83,290	Cardinal Health Incorporated	3,457,368
42,235	McKesson Corporation	3,174,805
51,695	Medco Health Solutions Incorporated†	3,154,429

		9,786,602

Pharmaceuticals: 4.95%
112,980	Bristol-Myers Squibb Company	2,844,836
95,950	Forest Laboratories Incorporated†	3,095,347
48,015	Johnson & Johnson	2,869,857

		8,810,040

Industrials: 13.80%

Aerospace & Defense: 2.00%
43,810	United Technologies Corporation	3,561,753

Industrial Conglomerates: 6.11%
36,460	3M Company«	3,205,563
202,885	General Electric Company	4,086,104
79,845	Tyco International Limited	3,579,451

		10,871,118

Machinery: 3.78%
73,905	Danaher Corporation	3,404,064
56,860	Wabco Holdings Incorporated	3,320,624

		6,724,688

Road & Rail: 1.91%
35,885	Union Pacific Corporation	3,395,798

Information Technology: 22.15%

Communications Equipment: 1.57%
132,290	Cisco Systems Incorporated†	2,797,934

Computers & Peripherals: 3.82%
11,310	Apple Incorporated†	3,837,709
64,925	Hewlett-Packard Company	2,966,423

		6,804,132

Electronic Equipment & Instruments: 4.54%
173,255	Corning Incorporated	3,847,994
116,560	Tyco Electronics Limited	4,222,967

		8,070,961

Internet Software & Services: 1.87%
117,730	IAC InterActive Corporation†	3,330,582

IT Services: 2.10%
23,070	International Business Machines Corporation	3,737,340

50 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
LARGE CAP CORE FUND

Shares	Security Name	Value

Semiconductors & Semiconductor Equipment: 4.10%
145,885	Intel Corporation	$3,130,692
122,650	Texas Instruments Incorporated	4,159,062

		7,289,754

Software: 4.15%
119,250	Microsoft Corporation	3,306,206
127,140	Oracle Corporation	4,072,294

		7,378,500

Materials: 2.16%

Chemicals: 2.16%
67,515	International Flavors & Fragrances Incorporated	3,851,731

Telecommunication Services: 1.97%

Diversified Telecommunication Services: 1.97%
98,415	Verizon Communications Incorporated	3,505,542

Utilities: 1.64%

Independent Power Producers & Energy Traders: 1.64%
90,355	Constellation Energy Group Incorporated	2,913,949

Total Common Stocks (Cost $141,539,620)		175,609,108

Principal		Interest Rate	Maturity Date

Short-Term Investments: 4.22%

Corporate Bonds and Notes: 0.82%
$1,231,182	Gryphon Funding Limited(v)(a)(i)	0.00%	08/05/2011	524,115
1,619,197	VFNC Corporation(v)††±(a)(i)	0.23	09/29/2011	939,134

				1,463,249

Shares			Yield

Investment Companies: 3.40%
1,926,514	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12	1,926,514
4,121,147	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.26	4,121,147

				6,047,661

Total Short-Term Investments (Cost $6,920,064)				7,510,910

Total Investments in Securities (Cost $148,459,684)*		102.91%		183,120,018
Other Assets and Liabilities, Net		(2.91)		(5,172,775)

Total Net Assets		100.00%		$177,947,243

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 51
LARGE CAP CORE FUND

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $147,888,622 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$35,665,233
Gross unrealized depreciation	(433,837)

Net unrealized appreciation	$35,231,396
The accompanying notes are an integral part of these financial statements.

52 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
LARGE COMPANY VALUE FUND

Shares	Security Name	Value

Common Stocks: 96.91%

Consumer Discretionary: 8.84%

Hotels, Restaurants & Leisure: 1.06%
31,769	Carnival Corporation	$1,420,390

Household Durables: 1.10%
77,061	Newell Rubbermaid Incorporated	1,483,424

Media: 3.21%
31,593	DIRECTV Group Incorporated†	1,339,227
37,061	Omnicom Group Incorporated«	1,663,298
33,532	Walt Disney Company	1,303,389

		4,305,914

Specialty Retail: 2.49%
28,701	Best Buy Company Incorporated«	975,834
64,419	Home Depot Incorporated	2,368,687

		3,344,521

Textiles, Apparel & Luxury Goods: 0.98%
15,875	VF Corporation«	1,313,180

Consumer Staples: 6.86%

Food & Staples Retailing: 2.65%
54,761	Safeway Incorporated«	1,133,005
59,961	Walgreen Company«	2,424,823

		3,557,828

Food Products: 2.88%
64,088	ConAgra Foods Incorporated	1,431,085
37,740	Kraft Foods Incorporated Class A	1,153,712
75,427	Sara Lee Corporation	1,279,996

		3,864,793

Household Products: 0.87%
18,494	Procter & Gamble Company	1,167,526

Personal Products: 0.46%
21,692	Avon Products Incorporated	614,101

Energy: 12.36%

Energy Equipment & Services: 1.59%
47,900	Nabors Industries Limited†	1,168,760
29,761	Pride International Incorporated«†	967,233

		2,135,993

Oil, Gas & Consumable Fuels: 10.77%
20,455	Apache Corporation	2,441,509
34,505	Chevron Corporation	3,275,560
31,402	Devon Energy Corporation	2,785,043
55,206	Marathon Oil Corporation	2,522,914
68,203	Petrohawk Energy Corporation†	1,367,470
21,658	Pioneer Natural Resources Company	2,060,975

		14,453,471

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 53
LARGE COMPANY VALUE FUND

Shares	Security Name	Value

Financials: 26.07%

Capital Markets: 3.44%
11,125	Franklin Resources Incorporated	$1,342,231
12,123	Goldman Sachs Group Incorporated	1,983,565
27,514	State Street Corporation	1,285,454

		4,611,250

Commercial Banks: 4.73%
96,572	Branch Banking & Trust Corporation«	2,669,250
218,839	KeyCorp«	1,947,667
73,076	Zions Bancorporation«	1,723,132

		6,340,049

Consumer Finance: 1.03%
28,811	Capital One Financial Corporation«	1,387,538

Diversified Financial Services: 9.70%
268,241	Bank of America Corporation	3,682,949
32,929	Berkshire Hathaway Incorporated Class B†	2,691,946
541,520	Citigroup Incorporated	2,610,126
89,829	JPMorgan Chase & Company	4,036,915

		13,021,936

Insurance: 3.75%
17,255	ACE Limited	1,062,735
19,368	Chubb Corporation	1,121,988
62,142	MetLife Incorporated	2,844,239

		5,028,962

Real Estate Investment Trusts (REITs): 3.42%
24,985	Alexandria Real Estate Equities Incorporated«	1,924,844
26,271	Simon Property Group Incorporated	2,665,193

		4,590,037

Health Care: 10.51%

Health Care Equipment & Supplies: 2.04%
26,544	Baxter International Incorporated	1,287,119
25,305	Stryker Corporation«	1,456,556

		2,743,675

Health Care Providers & Services: 1.89%
60,210	CIGNA Corporation	2,530,024

Pharmaceuticals: 6.58%
22,717	Abbott Laboratories	1,025,900
72,907	Bristol-Myers Squibb Company	1,835,798
37,415	Johnson & Johnson	2,236,295
82,660	Pfizer Incorporated	1,506,065
40,774	Teva Pharmaceutical Industries Limited ADR«	2,228,299

		8,832,357

Industrials: 11.72%

Commercial Services & Supplies: 0.96%
46,174	Cintas Corporation«	1,295,642

54 Wells Fargo Advantage Large Cap Stock Funds	Portfolio of Investments—January 31, 2011 (Unaudited)
LARGE COMPANY VALUE FUND

Shares	Security Name	Value

Industrial Conglomerates: 4.09%
272,444	General Electric Company	$5,487,022

Machinery: 4.63%
43,282	Dover Corporation	2,774,376
31,830	Eaton Corporation	3,436,367

		6,210,743

Road & Rail: 2.04%
44,672	Norfolk Southern Corporation«	2,733,480

Information Technology: 8.02%

Communications Equipment: 1.01%
64,463	Cisco Systems Incorporated†	1,363,392

Computers & Peripherals: 2.32%
81,907	EMC Corporation«†	2,038,665
23,427	Hewlett-Packard Company	1,070,380

		3,109,045

IT Services: 1.62%
42,231	Accenture plc	2,173,630

Semiconductors & Semiconductor Equipment: 1.23%
63,842	Maxim Integrated Products Incorporated	1,648,400

Software: 1.84%
112,579	Compuware Corporation†	1,206,847
45,679	Microsoft Corporation	1,266,450

		2,473,297

Materials: 3.76%

Chemicals: 0.97%
22,321	Ashland Incorporated	1,295,957

Containers & Packaging: 0.81%
36,702	Owens-Illinois Incorporated«†	1,082,342

Metals & Mining: 1.98%
80,121	Alcoa Incorporated«	1,327,605
23,090	United States Steel Corporation«	1,331,600

		2,659,205

Telecommunication Services: 4.30%

Diversified Telecommunication Services: 3.27%
89,923	AT&T Incorporated	2,474,681
53,868	Verizon Communications Incorporated	1,918,778

		4,393,459

Wireless Telecommunication Services: 1.03%
32,845	NII Holdings Incorporated†	1,378,833

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 55
LARGE COMPANY VALUE FUND

Shares	Security Name	Value

Utilities: 4.47%

Electric Utilities: 2.66%
95,189	Duke Energy Corporation«	$1,701,979
25,951	Entergy Corporation	1,872,884

		3,574,863

Multi-Utilities: 0.98%
30,216	Dominion Resources Incorporated«	1,315,605

Water Utilities: 0.83%
43,428	American Water Works Company Incorporated	1,107,417

Total Common Stocks (Cost$110,067,593)		130,049,301

Principal		Interest Rate	Maturity Date

Short-Term Investments: 23.96%

Corporate Bonds and Notes: 0.24%
$265,538	Gryphon Funding Limited(v)(a)(i)	0.00%	08/05/2011	113,040
349,224	VFNC Corporation(v)††±(a)(i)	0.23	09/29/2011	202,550

				315,590

Shares		Yield

Investment Companies: 23.72%
4,048,349	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12	4,048,349
27,790,404	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.26	27,790,404

			31,838,753

Total Short-Term Investments (Cost $32,026,910)			32,154,343

Total Investments in Securities (Cost $142,094,503)*	120.87%		162,203,644
Other Assets and Liabilities, Net	(20.87)		(28,003,278)

Total Net Assets	100.00%		$134,200,366

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $146,454,306 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$19,082,461
Gross unrealized depreciation	(3,333,123)

Net unrealized appreciation	$15,749,338
The accompanying notes are an integral part of these financial statements.

56 Wells Fargo Advantage Large Cap Stock Funds	Statements of Assets and Liabilities—January 31, 2011 (Unaudited)

	Classic	Core
	Value	Equity
	Fund	Fund

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$750,811,470	$755,092,937
In affiliated securities, at value	84,414,552	121,183,209

Total investments, at value (see cost below)	835,226,022	876,276,146
Foreign currency, at value (see cost below)	752,641	0
Receivable for investments sold	0	7,335,543
Receivable for Fund shares sold	46,458	393,105
Receivable for dividends	426,036	761,515
Receivable for daily variation margin on open futures contracts	0	0
Receivable for securities lending income	0	16,306
Prepaid expenses and other assets	473,521	45,138

Total assets	836,924,678	884,827,753

Liabilities
Payable for investments purchased	0	3,750,715
Payable for Fund shares redeemed	598,846	1,178,930
Payable upon receipt of securities loaned	76,224,277	70,799,832
Investment advisory fee payable	390,448	437,291
Distribution fees payable	14,304	54,717
Due to other related parties	140,604	185,475
Accrued expenses and other liabilities	481,672	506,812

Total liabilities	77,850,151	76,913,772

Total net assets	$759,074,527	$807,913,981

NET ASSETS CONSIST OF
Paid-in capital	$771,865,685	$632,900,779
Overdistributed (undistributed) net investment income	(301,341)	(2,329,037)
Accumulated net realized gains (losses) on investments	(89,792,589)	43,349,488
Net unrealized gains on investments	77,302,772	133,992,751

Total net assets	$759,074,527	$807,913,981

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$296,782,950	$487,556,905
Shares outstanding – Class A	15,147,364	17,785,228
Net asset value per share – Class A	$19.59	$27.41
Maximum offering price per share – Class A2	$20.79	$29.08
Net assets – Class B	$9,415,066	$27,889,743
Shares outstanding – Class B	486,189	1,110,821
Net asset value per share – Class B	$19.37	$25.11
Net assets – Class C	$11,753,927	$55,103,266
Shares outstanding – Class C	608,666	2,195,068
Net asset value per share – Class C	$19.31	$25.10
Net assets – Class R	$187,804	NA
Shares outstanding – Class R	9,566	NA
Net asset value per share – Class R	$19.63	NA
Net assets – Administrator Class	$438,699,833	$226,555,735
Shares outstanding – Administrator Class	22,374,379	8,108,118
Net asset value per share – Administrator Class	$19.61	$27.94
Net assets – Institutional Class	$2,234,947	$10,808,332
Shares outstanding – Institutional Class	114,073	386,734
Net asset value per share – Institutional Class	$19.59	$27.95
Net assets – Investor Class	NA	NA
Shares outstanding – Investor Class	NA	NA
Net asset value per share – Investor Class	NA	NA

Total investments, at cost	$757,920,243	$742,283,395

Foreign currency, at cost	$755,640	$0

Securities on loan, at value	$74,513,021	$69,190,998

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 57

Disciplined	Disciplined	Intrinsic	Large Cap	Large Company
U.S. Core	Value	Value	Core	Value
Fund	Fund	Fund	Fund	Fund

$601,177,828	$395,193,061	$1,538,285,297	$177,072,357	$130,364,891
51,628,652	40,598,728	229,796,226	6,047,661	31,838,753

652,806,480	435,791,789	1,768,081,523	183,120,018	162,203,644
0	0	0	0	0
24,362,501	14,101,405	2,933,592	0	0
154,784	80,049	3,209,263	90,153	126,180
695,613	558,749	2,303,909	175,264	140,668
99,545	24,525	0	0	0
4,876	722	15,340	2,898	3,604
61,590	52,492	9,948	31,895	29,261

678,185,389	450,609,731	1,776,553,575	183,420,228	162,503,357

24,699,150	13,980,479	1,512,893	0	0
893,572	394,201	2,542,173	265,700	148,857
41,141,625	38,642,113	212,304,280	4,993,550	27,978,561
109,993	149,109	806,532	65,715	60,226
951	2,914	27,412	1,124	321
92,865	52,524	217,330	32,940	6,578
366,676	223,644	551,955	113,956	108,448

67,304,832	53,444,984	217,962,575	5,472,985	28,302,991

$610,880,557	$397,164,747	$1,558,591,000	$177,947,243	$134,200,366

$457,417,980	$408,247,467	$1,323,316,570	$231,478,761	$137,955,818
3,877,460	309,558	3,871,218	(19,990)	(2,543)
(39,169,371)	(65,098,847)	(38,901,530)	(88,171,862)	(23,862,050)
188,754,488	53,706,569	270,304,742	34,660,334	20,109,141

$610,880,557	$397,164,747	$1,558,591,000	$177,947,243	$134,200,366

$281,743,887	$126,230,030	$161,759,970	$8,569,138	$572,392
20,193,499	9,805,637	14,285,108	985,873	45,081
$13.95	$12.87	$11.32	$8.69	$12.70
$14.80	$13.66	$12.01	$9.22	$13.47
NA	NA	$9,582,478	NA	NA
NA	NA	852,698	NA	NA
NA	NA	$11.24	NA	NA
$10,375,101	$4,406,530	$32,725,514	$1,707,894	$527,655
771,130	345,172	2,916,592	196,575	40,737
$13.45	$12.77	$11.22	$8.69	$12.95
NA	NA	NA	NA	NA
NA	NA	NA	NA	NA
NA	NA	NA	NA	NA
$318,749,838	$239,162,533	$451,216,314	$454,055	$1,246,134
22,699,979	18,647,082	39,725,621	52,169	97,715
$14.04	$12.83	$11.36	$8.70	$12.75
$11,731	$3,812,601	$903,306,724	$582,788	$12,941,846
835	297,219	79,498,944	67,011	1,016,045
$14.05	$12.83	$11.36	$8.70	$12.74
NA	$23,553,053	NA	$166,633,368	$118,912,339
NA	1,836,985	NA	19,165,179	9,159,879
NA	$12.82	NA	$8.69	$12.98

$464,463,370	$382,135,191	$1,497,776,781	$148,459,684	$142,094,503

$0	$0	$0	$0	$0

$40,206,783	$37,770,212	$207,171,055	$4,862,114	$27,337,018

58 Wells Fargo Advantage Large Cap Stock Funds	Statements of Operations—Six Months Ended January 31, 2011 (Unaudited)

	Classic	Core
	Value	Equity
	Fund	Fund

Investment income
Dividends*	$6,978,424	$6,105,665
Income from affiliated securities	10,046	39,401
Securities lending income, net	67,010	128,841

Total investment income	7,055,480	6,273,907

Expenses
Investment advisory fee	2,309,769	2,393,433
Administration fees
Fund level	179,768	186,461
Class A	367,998	591,701
Class B	12,724	36,796
Class C	15,464	66,301
Class R	224	NA
Administrator Class	206,249	104,558
Institutional Class	728	907
Investor Class	NA	NA
Shareholder servicing fees
Class A	353,844	568,558
Class B	12,234	35,381
Class C	14,869	63,751
Class R	216	NA
Administrator Class	513,620	260,169
Investor Class	NA	NA
Distribution fees
Class B	36,703	106,142
Class C	44,606	191,252
Class R	216	NA
Custody and accounting fees	35,220	27,117
Professional fees	21,751	20,899
Registration fees	56,058	33,773
Shareholder report expenses	51,280	73,225
Trustees’ fees and expenses	6,034	6,034
Other fees and expenses	47,259	69,141

Total expenses	4,286,834	4,835,599
Less: Fee waivers and/or expense reimbursements	(231,183)	(161,837)

Net expenses	4,055,651	4,673,762

Net investment income	2,999,829	1,600,145

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on:
Unaffiliated securities	1,991,235	72,559,869
Futures transactions	0	0

Net realized gains on investments	1,991,235	72,559,869

Net change in unrealized gains (losses) on:
Unaffiliated securities	112,760,907	66,625,064
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	112,760,907	66,625,064

Net realized and unrealized gains (losses) on investments	114,752,142	139,184,933

Net increase in net assets resulting from operations	$117,751,971	$140,785,078

* Net of foreign withholding taxes of	$0	$4,903
The accompanying notes are an integral part of these financial statements.

Statements of Operations—Six Months Ended January 31, 2011 (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 59

Disciplined	Disciplined	Intrinsic	Large Cap	Large Company
U.S. Core	Value	Value	Core	Value
Fund	Fund	Fund	Fund	Fund

$6,550,052	$4,377,505	$13,788,131	$1,520,780	$1,264,608
9,503	4,333	67,211	1,992	3,176
51,217	38,829	155,701	3,197	20,998

6,610,772	4,420,667	14,011,043	1,525,969	1,288,782

952,561	1,033,809	4,544,251	547,958	389,526

158,760	93,983	363,020	42,151	29,963
353,377	158,338	208,056	10,820	542
NA	NA	12,195	NA	NA
14,224	5,259	38,734	2,269	576
NA	NA	NA	NA	NA
176,130	112,528	193,514	89	958
4	1,166	346,333	570	1,963
NA	36,492	NA	258,934	185,081

339,566	151,785	199,000	10,404	521
NA	NA	11,726	NA	NA
13,677	5,057	37,114	2,182	554
NA	NA	NA	NA	NA
440,327	280,484	483,785	223	2,363
NA	27,428	NA	196,162	140,213

NA	NA	35,178	NA	NA
41,032	15,170	111,734	6,545	1,661
NA	NA	NA	NA	NA
34,603	20,950	52,927	8,849	9,754
24,268	20,146	24,147	17,178	20,858
44,052	36,605	43,470	28,671	39,735
50,276	21,142	60,330	10,327	9,282
6,034	2,105	6,034	6,034	5,303
62,956	9,501	54,514	803	3,217

2,711,847	2,031,948	6,826,062	1,150,169	842,070
(66,885)	(229,296)	(256,155)	(131,341)	(67,110)

2,644,962	1,802,652	6,569,907	1,018,828	774,960

3,965,810	2,618,015	7,441,136	507,141	513,822

52,309,852	6,740,856	14,245,783	4,332,733	1,748,915
1,682,492	1,019,526	0	0	0

53,992,344	7,760,382	14,245,783	4,332,733	1,748,915

40,947,120	46,256,831	200,989,172	23,600,332	15,368,086
177,263	(64,559)	0	0	0

41,124,383	46,192,272	200,989,172	23,600,332	15,368,086

95,116,727	53,952,654	215,234,955	27,933,065	17,117,001

$99,082,537	$56,570,669	$222,676,091	$28,440,206	$17,630,823

$0	$0	$207,392	$0	$2,571

60 Wells Fargo Advantage Large Cap Stock Funds	Statements of Changes in Net Assets

	Classic Value Fund
	Six Months Ended
	January 31, 2011		Year Ended
	(Unaudited)		July 31, 2010[1]

Operations
Net investment income		$2,999,829			$5,788,231
Net realized gains (losses) on investments		1,991,235			(37,140,015)
Net change in unrealized gains (losses) on investments		112,760,907			98,881,192

Net increase in net assets resulting from operations		117,751,971			67,529,408

Distributions to shareholders from
Net investment income
Class A		(1,264,327)			(1,546,623)
Class B		(3,323)			(18,810)
Class C		(9,034)			(21,451)
Class R		(635)			(677)
Administrator Class		(1,911,652)			(4,066,220)
Institutional Class		(13,856)			0 [2]
Class IS		NA			NA

Total distributions to shareholders		(3,202,827)			(5,653,781)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	81,896	1,524,606	213,261		3,457,409
Class B	2,884	51,862	19,034		322,654
Class C	24,381	437,022	40,567		678,914
Class R	1,030	18,812	10,144		173,938
Administrator Class	150,322	2,768,321	242,668		4,131,777
Institutional Class	113,471	1,900,000	598	[2]	10,000 [2]
Class IS	NA	NA	NA		NA

		6,700,623			8,774,692

Reinvestment of distributions
Class A	60,745	1,149,293	83,858		1,424,788
Class B	163	3,041	962		16,706
Class C	406	7,575	1,005		17,387
Class R	33	635	39		677
Administrator Class	91,795	1,737,671	219,015		3,707,344
Institutional Class	4	73	0	[2]	0 [2]
Class IS	NA	NA	NA		NA

		2,898,288			5,166,902

Automatic conversion of Class B shares to Class A shares
Class A	46,534	873,982	60,428		978,797
Class B	(47,166)	(873,982)	(61,004)		(978,797)

		0			0

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Equity Income Fund and Wells Fargo Advantage Specialized Financial Services Fund. Evergreen Equity Income Fund was the accounting and performance survivor in this transaction. The information for the period prior to July 19, 2010 are those of the Evergreen Equity Income Fund.

2.	Class commenced operations on July 30, 2010.

3.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Fundamental Large Cap Fund, which became the accounting survivor in the transaction. The information for the period prior to July 19, 2010 are those of the predecessor fund.

4.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Enhanced S&P 500 Fund, which became the accounting and performance survivor in this transaction. The information for the period prior to July 19, 2010 are those of the predecessor fund.

5.	Class B shares of the predecessor fund became Class A shares on July 16, 2010.

6.	Class IS shares of the predecessor fund became Class A shares on July 16, 2010.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Large Cap Stock Funds 61

Core Equity Fund					Disciplined U.S. Core Fund
Six Months Ended					Six Months Ended
January 31, 2011		Year Ended			January 31, 2011		Year Ended
(Unaudited)		July 31, 2010[3]			(Unaudited)		July 31, 2010[4]

	$1,600,145			$3,386,236		$3,965,810			$10,095,453
	72,559,869			43,162,861		53,992,344			54,951,201
	66,625,064			38,639,525		41,124,383			19,610,901

	140,785,078			85,188,622		99,082,537			84,657,555

	(2,299,556)			(3,114,633)		(124,951)			(3,182,758)
	(27,686)			(118,369)		NA			(33,499)[5]
	(72,057)			(198,839)		0			(68,521)
	NA			NA		NA			NA
	(1,315,455)			(1,711,436)		(212,566)			(6,590,347)
	(29,191)			0 [2]		(8)			0	[2]
	NA			NA		NA			(449,998)[6]

	(3,743,945)			(5,143,277)		(337,525)			(10,325,123)

Shares		Shares			Shares		Shares
500,658	12,721,676	973,411		22,460,329	289,314	3,655,651	4,351,446		50,412,634
11,043	271,814	45,346		947,744	NA	NA	25,820	[5]	298,670	[5]
106,248	2,581,794	170,995		3,606,858	18,301	236,232	186,847		2,160,869
NA	NA	NA		NA	NA	NA	NA		NA
210,310	5,500,133	247,534		5,800,458	780,655	9,905,358	2,057,300		24,824,392
389,089	10,553,896	431	[2]	10,006 [2]	0	0	834	[2]	10,000	[2]
NA	NA	NA		NA	NA	NA	34,977	[6]	418,294	[6]

	31,629,313			32,825,395		13,797,241			78,124,859

80,232	2,129,368	127,942		2,906,318	8,603	115,201	245,282		2,934,591
1,088	26,479	5,390		113,904	NA	NA	2,459	[5]	27,919	[5]
2,576	62,655	8,354		176,516	0	0	3,002		34,787
NA	NA	NA		NA	NA	NA	NA		NA
43,455	1,175,010	66,932		1,537,930	4,345	58,532	197,608		2,367,551
1,080	29,191	0	[2]	0 [2]	1	8	0	[2]	0	[2]
NA	NA	NA		NA	0	0	32,270	[6]	386,070	[6]

	3,422,703			4,734,668		173,741			5,750,918

106,990	2,838,704	199,389		4,336,621	0	0	38,474		440,748
(116,996)	(2,838,704)	(216,788)		(4,336,621)	NA	NA	(40,551)[5]		(440,748)[5]

	0			0		0			0

62 Wells Fargo Advantage Large Cap Stock Funds	Statements of Changes in Net Assets

	Classic Value Fund
	Six Months Ended
	January 31, 2011		Year Ended
	(Unaudited)		July 31, 2010[1]

	Shares		Shares
Capital share transactions (continued)
Payment for shares redeemed
Class A	(1,385,604)	$(24,900,667)	(2,119,052)	$(35,879,319)
Class B	(76,087)	(1,342,752)	(179,598)	(2,973,277)
Class C	(145,519)	(2,592,683)	(179,438)	(2,971,109)
Class R	(919)	(16,746)	(1,982)	(33,868)
Administrator Class	(1,254,849)	(22,648,257)	(2,263,041)	(38,434,396)
Institutional Class	0	0	0 [2]	0 [2]
Class IS	NA	NA	NA	NA

		(51,501,105)		(80,291,969)

Net asset value of shares issued in acquisitions
Class A	0	0	4,784,236	77,143,174
Class B	0	0	21,237	338,503
Class C	0	0	48,232	766,805

		0		78,248,482

Net increase (decrease) in net assets resulting from capital share transactions		(41,902,194)		11,898,107

Total increase (decrease) in net assets		72,646,950		73,773,734

Net assets
Beginning of period		686,427,577		612,653,843

End of period		$759,074,527		$686,427,577

Undistributed (overdistributed) net investment income		$(301,341)		$(98,343)

Please see footnotes on page 60.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Large Cap Stock Funds 63

Core Equity Fund				Disciplined U.S. Core Fund
Six Months Ended				Six Months Ended
January 31, 2011		Year Ended		January 31, 2011		Year Ended
(Unaudited)		July 31, 2010[3]		(Unaudited)		July 31, 2010[4]

Shares		Shares		Shares		Shares

(1,558,300)	$(38,841,223)	(2,936,869)	$(66,992,104)	(2,394,978)	$(30,603,279)	(4,738,421)	$(56,357,790)
(118,801)	(2,689,068)	(288,783)	(6,004,055)	NA	NA	(627,495)[5]	(6,910,692)[5]
(201,012)	(4,632,079)	(399,463)	(8,406,719)	(253,638)	(3,141,675)	(274,818)	(3,224,498)
NA	NA	NA	NA	NA	NA	NA	NA
(434,522)	(11,130,226)	(735,706)	(17,081,229)	(9,050,515)	(116,937,795)	(15,685,833)	(185,550,494)
(3,866)	(107,213)	0 [2]	0 [2]	0	0	0 [2]	0 [2]
NA	NA	NA	NA	NA	NA	(3,147,253)[6]	(36,459,489)[6]

	(57,399,809)		(98,484,107)		(150,682,749)		(288,502,963)

0	0	0	0	0	0	0	0
0	0	0	0	NA	NA	0	0
0	0	0	0	0	0	0	0

	0		0		0		0

	(22,347,793)		(60,924,044)		(136,711,767)		(204,627,186)

	114,693,340		19,121,301		(37,966,755)		(130,294,754)

	693,220,641		674,099,340		648,847,312		779,142,066

	$807,913,981		$693,220,641		$610,880,557		$648,847,312

	$(2,329,037)		$(185,237)		$3,877,460		$249,175

64 Wells Fargo Advantage Large Cap Stock Funds	Statements of Changes in Net Assets

	Disciplined Value Fund
	Six Months Ended
	January 31, 2011		Year Ended
	(Unaudited)		July 31, 2010[1]

Operations
Net investment income		$2,618,015			$1,794,174
Net realized gains (losses) on investments		7,760,382			(1,974,218)
Net change in unrealized gains (losses) on investments		46,192,272			26,043,282

Net increase in net assets resulting from operations		56,570,669			25,863,238

Distributions to shareholders from
Net investment income
Class A		(714,559)			(432,090)
Class B		NA			(5,590)[2]
Class C		(10,542)			(4,763)
Administrator Class		(1,600,610)			(1,267,689)
Institutional Class		(28,514)			0 [3]
Investor Class		(125,725)			0 [4]

Total distributions to shareholders		(2,479,950)			(1,710,132)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	99,102	1,194,051	325,122		3,649,202
Class B	NA	NA	3,708	[2]	42,115 [2]
Class C	21,142	260,932	26,178		294,853
Administrator Class	1,085,489	12,750,575	445,266		4,808,019
Institutional Class	295,814	3,301,091	900	[3]	10,000 [3]
Investor Class	67,198	817,418	1,475	[4]	16,075 [4]

		18,324,067			8,820,264

Reinvestment of distributions
Class A	55,499	680,977	36,606		409,665
Class B	NA	NA	435	[2]	4,8502
Class C	701	8,543	332		3,697
Administrator Class	101,216	1,236,862	46,894		522,990
Institutional Class	505	6,163	0	[3]	0 [3]
Investor Class	9,848	120,447	0	[4]	0 [4]

		2,052,992			941,202

Automatic conversion of Class B shares to Class A shares
Class A	0	0	9,519		103,428
Class B	NA	NA	(9,568)[2]		(103,428)[2]

		0			0

Payment for shares redeemed
Class A	(1,146,687)	(13,563,125)	(1,051,386)		(11,782,922)
Class B	NA	NA	(205,317)[2]		(2,228,752)[2]
Class C	(43,342)	(494,794)	(55,345)		(619,417)
Administrator Class	(3,003,907)	(34,648,915)	(2,742,026)		(30,603,358)
Institutional Class	0	0	0	[3]	0 [3]
Investor Class	(171,615)	(2,039,230)	(16,843)[4]		(187,857)[4]

		(50,746,064)			(45,422,306)

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Disciplined Value Fund, Wells Fargo Advantage Equity Income and Wells Fargo Advantage U.S. Value Fund. Evergreen Disciplined Value Fund was the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 are those of Evergreen Disciplined Value Fund.

2.	Class B shares of the predecessor fund became Class A shares on July 16, 2010.

3.	Class commenced operations on July 30, 2010.

4.	Class commenced operations on July 16, 2010.

5.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic Value Fund, which became the accounting and performance survivor in this transaction. The information for the period prior to July 19, 2010 are those of the predecessor fund.

6.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. Evergreen Golden Large Cap Core Fund was the accounting and performance survivor in this transaction. The information for the period prior to July 19, 2010 are those of Evergreen Golden Large Cap Core Fund.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Large Cap Stock Funds 65

Intrinsic Value Fund				Large Cap Core Fund
Six Months Ended				Six Months Ended
January 31, 2011		Year Ended		January 31, 2011		Year Ended
(Unaudited)		July 31, 2010[5]		(Unaudited)		July 31, 2010[6]

	$7,441,136		$12,841,482		$507,141		$101,931
	14,245,783		(7,295,417)		4,332,733		54,246
	200,989,172		127,607,809		23,600,332		3,956,605

	222,676,091		133,153,874		28,440,206		4,112,782

	(1,412,789)		(525,147)		(30,356)		(9,940)
	(4,240)		0		NA		(1,587)[2]
	(57,276)		0		0		(3,291)
	(4,447,278)		0 [3]		(2,373)		0 [4]
	(9,157,759)		(7,617,772)		(4,157)		(52,972)
	NA		NA		(555,180)		04

	(15,079,342)		(8,142,919)		(592,066)		(67,790)

Shares		Shares		Shares		Shares

2,628,719	27,401,398	7,039,057	68,045,736	60,390	466,529	61,461	287,741
22,140	226,785	48,765	463,128	NA	NA	3,0572	23,2872
432,696	4,471,884	854,557	8,077,506	4,810	39,800	8,986	135,104
45,306,236	440,460,459	1,013 [3]	10,000 [3]	56,682	466,898	0 [4]	0 [4]
18,893,311	195,570,193	92,722,375	859,963,282	5,128	39,439	4,686	33,965
NA	NA	NA	NA	364,908	2,938,856	8,1174	60,4974

	668,130,719		936,559,652		3,951,522		540,594

110,602	1,208,878	45,196	417,607	3,554	29,813	454	3,389
362	3,926	0	0	NA	NA	142	1072
4,482	48,590	0	0	0	0	231	1,737
402,094	4,406,952	0 [3]	0 [3]	118	994	0 [4]	0 [4]
700,649	7,679,116	722,959	6,687,368	487	4,083	802	6,002
NA	NA	NA	NA	63,752	534,879	0 [4]	0 [4]

	13,347,462		7,104,975		569,769		11,235

26,684	294,084	20,852	190,280	0	0	0	0
(26,967)	(294,084)	(21,084)	(190,280)	NA	NA	0	0

	0		0		0		0

(3,518,278)	(37,823,112)	(2,723,217)	(25,589,377)	(231,118)	(1,791,975)	(34,995)	(261,614)
(89,804)	(922,234)	(272,892)	(2,526,892)	NA	NA	(57,834)[2]	(419,335)[2]
(291,555)	(3,030,510)	(512,214)	(4,807,399)	(72,447)	(560,600)	(36,761)	(268,482)
(5,983,722)	(63,491,075)	0 [3]	0 [3]	(10,318)	(85,719)	0 [4]	0 [4]
(52,493,612)	(518,830,942)	(21,942,543)	(211,024,272)	(363,108)	(2,788,421)	(21,148)	(160,584)
NA	NA	NA	NA	(1,622,084)	(12,974,308)	(102,995)[4]	(758,691)[4]

	(624,097,873)		(243,947,940)		(18,201,023)		(1,868,706)

66 Wells Fargo Advantage Large Cap Stock Funds	Statements of Changes in Net Assets

	Disciplined Value Fund
	Six Months Ended
	January 31, 2011		Year Ended
	(Unaudited)		July 31, 2010[1]
	Shares		Shares
Capital share transactions (continued)
Net asset value of shares issued in acquisitions
Class A	0	$0	7,504,335	$80,661,770
Class C	0	0	250,448	2,671,353
Administrator Class	0	0	13,047,775	139,685,853
Institutional Class	0	0	0	0
Investor Class	0	0	1,946,922	20,843,094

		0		243,862,070

Net increase (decrease) in net assets resulting from capital share transactions		(30,369,005)		208,201,230

Total increase in net assets		23,721,714		232,354,336

Net assets
Beginning of period		373,443,033		141,088,697

End of period		$397,164,747		$373,443,033

Undistributed (overdistributed) net investment income		$309,558		$171,493

Please see footnotes on page 64.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Large Cap Stock Funds 67

Intrinsic Value Fund				Large Cap Core Fund
Six Months Ended				Six Months Ended
January 31, 2011		Year Ended		January 31, 2011		Year Ended
(Unaudited)		July 31, 2010[5]		(Unaudited)		July 31, 2010[6]
Shares		Shares		Shares		Shares

0	$0	0	$0	0	$0	994,781	$7,182,223
0	0	0	0	0	0	141,410	1,021,219
0	0	0	0	0	0	5,687	41,090
0	0	0	0	0	0	37,292	269,427
NA	NA	NA	NA	0	0	20,453,481	147,770,238

	0		0		0		156,284,197

	57,380,308		699,716,687		(13,679,732)		154,967,320

	264,977,057		824,727,642		14,168,408		159,012,312

	1,293,613,943		468,886,301		163,778,835		4,766,523

	$1,558,591,000		$1,293,613,943		$177,947,243		$163,778,835

	$3,871,218		$11,509,424		$(19,990)		$64,935

68 Wells Fargo Advantage Large Cap Stock Funds	Statements of Changes in Net Assets

	Large Company Value Fund
	Six Months Ended
	January 31, 2011		Year Ended
	(Unaudited)		July 31, 2010

Operations
Net investment income		$513,822		$805,546
Net realized gains on investments		1,748,915		1,795,327
Net change in unrealized gains (losses) on investments		15,368,086		11,486,042

Net increase in net assets resulting from operations		17,630,823		14,086,915

Distributions to shareholders from
Net investment income
Class A		(1,998)		(2,502)
Class C		(323)		(598)
Administrator Class		(5,162)		(2,888)
Institutional Class		(47,434)		(116)
Investor Class		(468,830)		(844,039)

Total distributions to shareholders		(523,747)		(850,143)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	16,399	199,531	21,451	242,295
Class C	5,385	67,300	12,026	135,562
Administrator Class	1,010,771	11,780,371	15,421	164,692
Institutional Class	1,022,661	12,066,000	0	0
Investor Class	308,804	3,815,690	493,140	5,676,159

		27,928,892		6,218,708

Reinvestment of distributions
Class A	169	1,998	221	2,502
Class C	21	261	52	591
Administrator Class	310	3,721	250	2,826
Institutional Class	3,911	47,434	10	116
Investor Class	36,075	436,272	68,367	787,049

		489,686		793,084

Payment for shares redeemed
Class A	(4,255)	(49,220)	(5,632)	(65,179)
Class C	(3,549)	(38,436)	(527)	(6,203)
Administrator Class	(939,422)	(11,056,243)	(8,367)	(92,537)
Institutional Class	(11,315)	(141,670)	0	0
Investor Class	(818,512)	(9,839,375)	(1,570,733)	(17,847,268)

		(21,124,944)		(18,011,187)

Net increase (decrease) in net assets resulting from capital share transactions		7,293,634		(10,999,395)

Total increase in net assets		24,400,710		2,237,377

Net assets
Beginning of period		109,799,656		107,562,279

End of period		$134,200,366		$109,799,656

Undistributed (overdistributed) net investment income		$(2,543)		$7,382

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

70 Wells Fargo Advantage Large Cap Stock Funds	Financial Highlights

	Beginning			Net Realized	Distributions
	Net Asset	Net		and Unrealized	from Net
	Value Per	Investment		Gains (Losses)	Investment
	Share	Income (Loss)		on Investments	Income

Classic Value Fund[3]

Class A
August 1, 2010 to January 31, 2011 (unaudited)	$16.72	0.06		2.89	(0.08)
August 1, 2009 to July 31, 2010	$15.27	0.13		1.44	(0.12)
August 1, 2008 to July 31, 2009	$18.89	0.21		(3.30)	(0.21)
August 1, 2007 to July 31, 2008	$23.98	0.29		(3.25)	(0.28)
August 1, 2006 to July 31, 2007	$24.16	0.36		2.70	(0.49)
August 1, 2005 to July 31, 2006	$24.08	0.44		1.01	(0.30)

Class B
August 1, 2010 to January 31, 2011 (unaudited)	$16.52	0.00	[5]	2.86	(0.01)
August 1, 2009 to July 31, 2010	$15.12	0.00	[5]	1.43	(0.03)
August 1, 2008 to July 31, 2009	$18.71	0.11	[5]	(3.28)	(0.10)
August 1, 2007 to July 31, 2008	$23.77	0.13	[5]	(3.23)	(0.11)
August 1, 2006 to July 31, 2007	$23.96	0.19	[5]	2.69	(0.32)
August 1, 2005 to July 31, 2006	$23.88	0.25	[5]	1.02	(0.12)

Class C
August 1, 2010 to January 31, 2011 (unaudited)	$16.48	0.00	[5]	2.84	(0.01)
August 1, 2009 to July 31, 2010	$15.08	(0.01)[5]		1.44	(0.03)
August 1, 2008 to July 31, 2009	$18.67	0.09		(3.26)	(0.10)
August 1, 2007 to July 31, 2008	$23.72	0.13	[5]	(3.22)	(0.11)
August 1, 2006 to July 31, 2007	$23.92	0.19	[5]	2.68	(0.32)
August 1, 2005 to July 31, 2006	$23.85	0.25	[5]	1.02	(0.13)

Class R
August 1, 2010 to January 31, 2011 (unaudited)	$16.76	0.04		2.90	(0.07)
August 1, 2009 to July 31, 2010	$15.32	0.08	[5]	1.45	(0.09)
August 1, 2008 to July 31, 2009	$18.92	0.16	[5]	(3.30)	(0.14)
August 1, 2007 to July 31, 2008	$24.02	0.21		(3.23)	(0.23)
August 1, 2006 to July 31, 2007	$24.19	0.30		2.73	(0.45)
August 1, 2005 to July 31, 2006	$24.10	0.34		1.06	(0.24)

Administrator Class
August 1, 2010 to January 31, 2011 (unaudited)	$16.72	0.08		2.89	(0.08)
August 1, 2009 to July 31, 2010	$15.27	0.17		1.45	(0.17)
August 1, 2008 to July 31, 2009	$18.89	0.25		(3.31)	(0.24)
August 1, 2007 to July 31, 2008	$23.98	0.35		(3.26)	(0.33)
August 1, 2006 to July 31, 2007	$24.16	0.42		2.72	(0.57)
August 1, 2005 to July 31, 2006	$24.08	0.51		1.01	(0.37)

Institutional Class
August 1, 2010 to January 31, 2011 (unaudited)	$16.72	0.09		2.90	(0.12)
July 30, 20104 to July 31, 2010	$16.72	0.00		0.00	0.00

Core Equity Fund[6]

Class A
August 1, 2010 to January 31, 2011 (unaudited)	$22.79	0.07		4.68	(0.13)
August 1, 2009 to July 31, 2010	$20.36	0.13		2.46	(0.16)
August 1, 2008 to July 31, 2009	$23.15	0.21		(2.86)	(0.14)
August 1, 2007 to July 31, 2008	$26.73	0.17	[5]	(2.36)	(0.12)
August 1, 2006 to July 31, 2007	$23.37	0.13	[5]	3.65	(0.11)
August 1, 2005 to July 31, 2006	$23.25	0.11	[5]	0.52	(0.08)

Class B
August 1, 2010 to January 31, 2011 (unaudited)	$20.87	(0.03)[5]		4.29	(0.02)
August 1, 2009 to July 31, 2010	$18.72	(0.05)[5]		2.28	(0.08)
August 1, 2008 to July 31, 2009	$21.41	0.05	[5]	(2.64)	(0.10)
August 1, 2007 to July 31, 2008	$24.89	(0.01)[5]		(2.19)	(0.01)
August 1, 2006 to July 31, 2007	$21.87	(0.04)[5]		3.40	(0.03)
August 1, 2005 to July 31, 2006	$21.86	(0.05)[5]		0.49	0.00
Please see footnotes on page 78.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Large Cap Stock Funds 71

	Ending
Distributions	Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
from Net	Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Realized Gains	Share	Income (Loss)	Expenses	Expenses	Return[1]	Rate[2]	(000’s omitted)

0.00	$19.59	0.72%	1.26%	1.25%	17.67%	12%	$296,783
0.00	$16.72	0.76%	1.25%	1.24%	10.30%	21%	$273,299
(0.32)	$15.27	1.47%	1.28%	1.28%	(15.85)%	19%	$203,472
(1.85)	$18.89	1.35%	1.18%	1.15%	(13.46)%	23%	$287,236
(2.75)	$23.98	1.49%	1.19%	1.18%	13.55%	57%	$404,494
(1.07)	$24.16	1.80%	1.21%	1.21%	6.40%	96%	$420,757

0.00	$19.37	(0.02)%	2.01%	2.00%	17.23%	12%	$9,415
0.00	$16.52	0.03%	2.00%	1.99%	9.44%	21%	$10,019
(0.32)	$15.12	0.79%	2.02%	2.02%	(16.47)%	19%	$12,186
(1.85)	$18.71	0.61%	1.89%	1.89%	(14.10)%	23%	$27,550
(2.75)	$23.77	0.78%	1.89%	1.89%	12.76%	57%	$48,897
(1.07)	$23.96	1.05%	1.91%	1.91%	5.66%	96%	$60,111

0.00	$19.31	(0.02)%	2.01%	2.00%	17.26%	12%	$11,754
0.00	$16.48	0.02%	2.00%	1.99%	9.47%	21%	$12,022
(0.32)	$15.08	0.73%	2.03%	2.03%	(16.49)%	19%	$12,354
(1.85)	$18.67	0.61%	1.90%	1.90%	(14.07)%	23%	$17,571
(2.75)	$23.72	0.78%	1.89%	1.89%	12.74%	57%	$27,901
(1.07)	$23.92	1.08%	1.91%	1.91%	5.64%	96%	$28,739

0.00	$19.63	0.45%	1.52%	1.50%	17.53%	12%	$188
0.00	$16.76	0.47%	1.50%	1.49%	9.99%	21%	$158
(0.32)	$15.32	1.06%	1.52%	1.52%	(16.05)%	19%	$19
(1.85)	$18.92	1.16%	1.39%	1.39%	(13.64)%	23%	$50
(2.75)	$24.02	1.27%	1.39%	1.39%	13.30%	57%	$103
(1.07)	$24.19	1.45%	1.42%	1.42%	6.19%	96%	$85

0.00	$19.61	0.96%	1.10%	1.00%	17.75%	12%	$438,700
0.00	$16.72	1.02%	1.00%	0.99%	10.58%	21%	$390,920
(0.32)	$15.27	1.72%	1.03%	1.03%	(15.63)%	19%	$385,000
(1.85)	$18.89	1.61%	0.90%	0.90%	(13.18)%	23%	$502,000
(2.75)	$23.98	1.78%	0.89%	0.89%	13.84%	57%	$642,000
(1.07)	$24.16	2.12%	0.92%	0.92%	6.72%	96%	$616,000

0.00	$19.59	1.06%	0.84%	0.75%	17.92%	12%	$2,235
0.00	$16.72	0.00%	0.00%	0.00%	0.00%	21%	$10

0.00	$27.41	0.44%	1.26%	1.24%	20.86%	42%	$487,557
0.00	$22.79	0.48%	1.39%	1.38%	12.76%	25%	$425,113
0.00	$20.36	0.99%	1.50%	1.50%	(11.36)%	30%	$413,058
(1.27)	$23.15	0.69%	1.36%	1.33%	(8.74)%	24%	$521,466
(0.31)	$26.73	0.50%	1.41%	1.38%	16.29%	17%	$646,271
(0.43)	$23.37	0.49%	1.40%	1.38%	2.76%	21%	$641,918

0.00	$25.11	(0.30)%	2.01%	1.99%	20.39%	42%	$27,890
0.00	$20.87	(0.26)%	2.14%	2.13%	11.91%	25%	$27,848
0.00	$18.72	0.28%	2.23%	2.23%	(12.01)%	30%	$33,504
(1.27)	$21.41	(0.06)%	2.07%	2.07%	(9.42)%	24%	$76,590
(0.31)	$24.89	(0.18)%	2.11%	2.09%	15.44%	17%	$149,672
(0.43)	$21.87	(0.21)%	2.09%	2.07%	2.07%	21%	$214,304

72 Wells Fargo Advantage Large Cap Stock Funds	Financial Highlights

	Beginning		Net Realized	Distributions
	Net Asset	Net	and Unrealized	from Net
	Value Per	Investment	Gains (Losses)	Investment
	Share	Income (Loss)	on Investments	Income

Core Equity Fund[6] (continued)
Class C
August 1, 2010 to January 31, 2011 (unaudited)	$20.87	(0.04)[5]	4.30	(0.03)
August 1, 2009 to July 31, 2010	$18.73	(0.06)[5]	2.28	(0.08)
August 1, 2008 to July 31, 2009	$21.41	0.04	(2.63)	(0.09)
August 1, 2007 to July 31, 2008	$24.89	(0.01)	(2.19)	(0.01)
August 1, 2006 to July 31, 2007	$21.87	(0.05)	3.41	(0.03)
August 1, 2005 to July 31, 2006	$21.86	(0.05)	0.49	0.00

Administrator Class
August 1, 2010 to January 31, 2011 (unaudited)	$23.22	0.12	4.76	(0.16)
August 1, 2009 to July 31, 2010	$20.73	0.24	2.45	(0.20)
August 1, 2008 to July 31, 2009	$23.56	0.235	(2.88)	(0.18)
August 1, 2007 to July 31, 2008	$27.21	0.245	(2.40)	(0.22)
August 1, 2006 to July 31, 2007	$23.76	0.215	3.70	(0.15)
August 1, 2005 to July 31, 2006	$23.63	0.195	0.52	(0.15)

Institutional Class
August 1, 2010 to January 31, 2011 (unaudited)	$23.22	0.14	4.78	(0.19)
July 30, 20104 to July 31, 2010	$23.22	0.00	0.00	0.00

Disciplined U.S. Core Fund[7]
Class A
August 1, 2010 to January 31, 2011 (unaudited)	$11.93	0.07	1.96	(0.01)
August 1, 2009 to July 31, 2010	$10.85	0.15	1.09	(0.16)
August 1, 2008 to July 31, 2009	$14.40	0.18	(3.15)	(0.17)
October 1, 2007 to July 31, 20088	$18.97	0.14	(2.58)	(0.14)
October 1, 2006 to September 30, 2007	$17.09	0.18	2.48	(0.18)
October 1, 2005 to September 30, 2006	$15.56	0.19	1.53	(0.19)
October 1, 2004 to September 30, 2005	$13.56	0.125	2.02	(0.14)

Class C
August 1, 2010 to January 31, 2011 (unaudited)	$11.54	0.02	1.89	0.00
August 1, 2009 to July 31, 2010	$10.50	0.06	1.04	(0.06)
August 1, 2008 to July 31, 2009	$13.95	0.11	(3.06)	(0.09)
October 1, 2007 to July 31, 20088	$18.45	0.05	(2.51)	(0.05)
October 1, 2006 to September 30, 2007	$16.64	0.045	2.42	(0.05)
October 1, 2005 to September 30, 2006	$15.17	0.075	1.49	(0.09)
October 1, 2004 to September 30, 2005	$13.24	0.015	1.98	(0.06)

Administrator Class
August 1, 2010 to January 31, 2011 (unaudited)	$11.99	0.095	1.97	(0.01)
August 1, 2009 to July 31, 2010	$10.92	0.20	1.06	(0.19)
August 1, 2008 to July 31, 2009	$14.48	0.22	(3.17)	(0.20)
October 1, 2007 to July 31, 20088	$19.06	0.19	(2.61)	(0.17)
October 1, 2006 to September 30, 2007	$17.16	0.23	2.49	(0.22)
October 1, 2005 to September 30, 2006	$15.62	0.24	1.53	(0.23)
October 1, 2004 to September 30, 2005	$13.61	0.18	2.01	(0.18)

Institutional Class
August 1, 2010 to January 31, 2011 (unaudited)	$11.99	0.10	1.97	(0.01)
July 30, 20104 to July 31, 2010	$11.99	0.00	0.00	0.00

Disciplined Value Fund[9]
Class A
August 1, 2010 to January 31, 2011 (unaudited)	$11.16	0.08	1.70	(0.07)
August 1, 2009 to July 31, 2010	$10.10	0.12	1.06	(0.12)
August 1, 2008 to July 31, 2009	$13.75	0.22	(3.42)	(0.22)
August 1, 2007 to July 31, 2008	$18.05	0.27	(2.15)	(0.27)
August 1, 2006 to July 31, 2007	$16.62	0.27	1.96	(0.27)
August 1, 2005 to July 31, 2006	$15.82	0.22	1.22	(0.19)
Please see footnotes on page 78.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Large Cap Stock Funds 73

	Ending
Distributions	Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
from Net	Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Realized Gains	Share	Income (Loss)	Expenses	Expenses	Return[1]	Rate[2]	(000’s omitted)

0.00	$25.10	(0.31)%	2.01%	1.99%	20.43%	42%	$55,103
0.00	$20.87	(0.27)%	2.14%	2.13%	11.92%	25%	$47,741
0.00	$18.73	0.25%	2.25%	2.25%	(12.03)%	30%	$46,959
(1.27)	$21.41	(0.06)%	2.08%	2.08%	(9.40)%	24%	$61,460
(0.31)	$24.89	(0.20)%	2.11%	2.09%	15.44%	17%	$79,743
(0.43)	$21.87	(0.21)%	2.10%	2.08%	2.07%	21%	$85,860

0.00	$27.94	0.68%	1.10%	1.00%	21.05%	42%	$226,556
0.00	$23.22	0.73%	1.14%	1.13%	12.99%	25%	$192,508
0.00	$20.73	1.25%	1.25%	1.25%	(11.13)%	30%	$180,579
(1.27)	$23.56	0.94%	1.08%	1.08%	(8.46)%	24%	$225,227
(0.31)	$27.21	0.79%	1.11%	1.09%	16.59%	17%	$273,609
(0.43)	$23.76	0.80%	1.10%	1.08%	3.08%	21%	$262,995

0.00	$27.95	0.90%	0.85%	0.75%	21.16%	42%	$10,808
0.00	$23.22	0.00%	0.00%	0.00%	0.00%	25%	$10

0.00	$13.95	1.15%	0.93%	0.92%	16.99%	34%	$281,744
0.00	$11.93	1.27%	0.76%	0.76%	11.39%	63%	$265,835
(0.41)	$10.85	1.71%	1.00%	1.00%	(20.07)%	30%	$243,049
(1.99)	$14.40	1.12%	0.94%	0.94%	(14.06)%	29%	$348,350
(0.60)	$18.97	0.92%	0.89%	0.89%	15.98%	71%	$513,074
0.00	$17.09	1.20%	0.82%	0.81%	11.13%	52%	$115,630
0.00	$15.56	0.83%	1.15%	1.11%	15.86%	38%	$100,728

0.00	$13.45	0.41%	1.68%	1.67%	16.55%	34%	$10,375
0.00	$11.54	0.52%	1.51%	1.51%	10.51%	63%	$11,613
(0.41)	$10.50	0.95%	1.76%	1.76%	(20.65)%	30%	$11,462
(1.99)	$13.95	0.36%	1.69%	1.69%	(14.58)%	29%	$10,409
(0.60)	$18.45	0.24%	1.63%	1.63%	15.10%	71%	$12,331
0.00	$16.64	0.45%	1.56%	1.55%	10.29%	52%	$7,944
0.00	$15.17	0.09%	1.85%	1.81%	15.08%	38%	$6,003

0.00	$14.04	1.35%	0.77%	0.74%	17.17%	34%	$318,750
0.00	$11.99	1.53%	0.52%	0.52%	11.51%	63%	$371,389
(0.41)	$10.92	1.99%	0.75%	0.75%	(19.81)%	30%	$484,594
(1.99)	$14.48	1.36%	0.69%	0.69%	(13.89)%	29%	$942,112
(0.60)	$19.06	1.25%	0.62%	0.62%	16.28%	71%	$1,592,166
0.00	$17.16	1.45%	0.56%	0.55%	11.44%	52%	$1,722,790
0.00	$15.62	1.23%	0.84%	0.80%	16.19%	38%	$1,432,963

0.00	$14.05	1.59%	0.50%	0.47%	17.35%	34%	$12
0.00	$11.99	0.00%	0.00%	0.00%	0.00%	63%	$10

0.00	$12.87	1.25%	1.17%	1.10%	16.00%	33%	$126,230
0.00	$11.16	1.09%	1.26%	1.19%	11.71%	71%	$120,466
(0.23)	$10.10	2.21%	1.25%	1.12%	(22.92)%	33%	$40,132
(2.15)	$13.75	1.67%	1.11%	1.04%	(11.90)%	45%	$69,864
(0.53)	$18.05	1.04%	1.04%	1.04%	13.60%	60%	$119,461
(0.45)	$16.62	1.14%	1.17%	1.15%	9.44%	55%	$13,428

74 Wells Fargo Advantage Large Cap Stock Funds	Financial Highlights

	Beginning		Net Realized	Distributions
	Net Asset	Net	and Unrealized	from Net
	Value Per	Investment	Gains (Losses)	Investment
	Share	Income	on Investments	Income

Disciplined Value Fund[9] (continued)
Class C
August 1, 2010 to January 31, 2011 (unaudited)	$11.07	0.03	1.70	(0.03)
August 1, 2009 to July 31, 2010	$10.03	0.04	1.04	(0.04)
August 1, 2008 to July 31, 2009	$13.65	0.15	(3.40)	(0.14)
August 1, 2007 to July 31, 2008	$17.93	0.14	(2.13)	(0.14)
August 1, 2006 to July 31, 2007	$16.53	0.13	1.93	(0.13)
August 1, 2005 to July 31, 2006	$15.79	0.12	1.18	(0.11)

Administrator Class
August 1, 2010 to January 31, 2011 (unaudited)	$11.11	0.09	1.72	(0.09)
August 1, 2009 to July 31, 2010	$10.07	0.15	1.04	(0.15)
August 1, 2008 to July 31, 2009	$13.71	0.26	(3.42)	(0.25)
August 1, 2007 to July 31, 2008	$18.01	0.31	(2.15)	(0.31)
August 1, 2006 to July 31, 2007	$16.59	0.32	1.94	(0.31)
August 1, 2005 to July 31, 2006	$15.81	0.24	1.23	(0.24)

Institutional Class
August 1, 2010 to January 31, 2011 (unaudited)	$11.11	0.095	1.73	(0.10)
July 30, 20104 to July 31, 2010	$11.11	0.00	0.00	0.00

Investor Class
August 1, 2010 to January 31, 2011 (unaudited)	$11.11	0.07	1.71	(0.07)
July 16, 20104 to July 31, 2010	$10.71	0.00	0.40	0.00

Intrinsic Value Fund[10]
Class A
August 1, 2010 to January 31, 2011 (unaudited)	$9.84	0.05	1.52	(0.09)
August 1, 2009 to July 31, 2010	$8.48	0.105	1.31	(0.05)
August 1, 2008 to July 31, 2009	$10.19	0.10	(1.71)	(0.04)
August 1, 2007 to July 31, 2008	$11.53	0.09	(0.96)	(0.05)
August 1, 20064 to July 31, 2007	$10.00	0.07	1.49	(0.03)

Class B
August 1, 2010 to January 31, 2011 (unaudited)	$9.72	0.02	1.51	(0.00)[11]
August 1, 2009 to July 31, 2010	$8.40	0.035	1.29	0.00
August 1, 2008 to July 31, 2009	$10.11	0.075	(1.72)	0.00
August 1, 2007 to July 31, 2008	$11.48	0.02	(0.97)	0.00
August 1, 20064 to July 31, 2007	$10.00	0.02	1.47	(0.01)

Class C
August 1, 2010 to January 31, 2011 (unaudited)	$9.72	0.0011	1.52	(0.02)
August 1, 2009 to July 31, 2010	$8.40	0.035	1.29	0.00
August 1, 2008 to July 31, 2009	$10.11	0.065	(1.71)	0.00
August 1, 2007 to July 31, 2008	$11.48	0.01	(0.96)	0.00
August 1, 20064 to July 31, 2007	$10.00	0.02	1.47	(0.01)

Administrator Class
August 1, 2010 to January 31, 2011 (unaudited)	$9.87	0.05	1.55	(0.11)
July 30, 20104 to July 31, 2010	$9.87	0.00	0.00	0.00

Institutional Class
August 1, 2010 to January 31, 2011 (unaudited)	$9.87	0.09	1.51	(0.11)
August 1, 2009 to July 31, 2010	$8.51	0.125	1.32	(0.08)
August 1, 2008 to July 31, 2009	$10.22	0.12	(1.72)	(0.05)
August 1, 2007 to July 31, 2008	$11.55	0.145	(0.98)	(0.07)
August 1, 20064 to July 31, 2007	$10.00	0.10	1.48	(0.03)
Please see footnotes on page 78.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Large Cap Stock Funds 75

	Ending
Distributions	Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
from Net	Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Realized Gains	Share	Income (Loss)	Expenses	Expenses	Return[1]	Rate[2]	(000’s omitted)

0.00	$12.77	0.50%	1.92%	1.85%	15.65%	33%	$4,407
0.00	$11.07	0.33%	2.01%	1.94%	10.72%	71%	$4,059
(0.23)	$10.03	1.44%	2.01%	1.88%	(23.47)%	33%	$1,455
(2.15)	$13.65	0.91%	1.86%	1.79%	(12.58)%	45%	$1,890
(0.53)	$17.93	0.70%	1.79%	1.79%	12.65%	60%	$3,009
(0.45)	$16.53	0.53%	1.90%	1.88%	8.54%	55%	$1,617

0.00	$12.83	1.50%	1.01%	0.85%	16.29%	33%	$239,163
0.00	$11.11	1.34%	1.02%	0.94%	11.84%	71%	$227,444
(0.23)	$10.07	2.48%	1.00%	0.87%	(22.72)%	33%	$97,385
(2.15)	$13.71	1.93%	0.86%	0.79%	(11.71)%	45%	$235,108
(0.53)	$18.01	1.78%	0.79%	0.79%	13.85%	60%	$559,719
(0.45)	$16.59	1.45%	0.90%	0.88%	9.66%	55%	$673,865

0.00	$12.83	1.59%	0.74%	0.65%	16.39%	33%	$3,813
0.00	$11.11	0.00%	0.00%	0.00%	0.00%	71%	$10

0.00	$12.82	1.18%	1.24%	1.17%	16.04%	33%	$23,553
0.00	$11.11	1.13%	1.29%	1.17%	3.73%	71%	$21,465

0.00	$11.32	0.76%	1.22%	1.17%	16.04%	10%	$161,760
0.00	$9.84	1.05%	1.17%	1.11%	16.67%	23%	$147,957
(0.06)	$8.48	1.62%	1.15%	1.14%	(15.62)%	23%	$90,382
(0.42)	$10.19	0.96%	1.12%	1.11%	(7.89)%	26%	$88,456
0.00	$11.53	1.14%	1.33%	1.21%	15.58%	91%	$81,087

0.00	$11.24	0.02%	1.97%	1.92%	15.69%	10%	$9,582
0.00	$9.72	0.30%	1.93%	1.88%	15.71%	23%	$9,206
(0.06)	$8.40	0.84%	1.91%	1.90%	(16.22)%	23%	$10,014
(0.42)	$10.11	0.15%	1.91%	1.90%	(8.58)%	26%	$18,248
0.00	$11.48	0.44%	2.09%	1.97%	14.89%	91%	$24,084

0.00	$11.22	0.01%	1.97%	1.92%	15.64%	10%	$32,726
0.00	$9.72	0.29%	1.94%	1.88%	15.71%	23%	$26,934
(0.06)	$8.40	0.84%	1.92%	1.91%	(16.22)%	23%	$20,396
(0.42)	$10.11	0.18%	1.91%	1.90%	(8.58)%	26%	$22,369
0.00	$11.48	0.31%	2.10%	1.98%	14.90%	91%	$19,640

0.00	$11.36	0.97%	1.06%	0.96%	16.29%	10%	$451,216
0.00	$9.87	0.00%	0.00%	0.00%	0.00%	23%	$10

0.00	$11.36	1.14%	0.79%	0.79%	16.27%	10%	$903,307
0.00	$9.87	1.27%	0.94%	0.88%	16.93%	23%	$1,109,507
(0.06)	$8.51	1.86%	0.92%	0.91%	(15.44)%	23%	$348,093
(0.42)	$10.22	1.25%	0.89%	0.88%	(7.66)%	26%	$299,456
0.00	$11.55	1.18%	1.11%	0.99%	15.84%	91%	$61,469

76 Wells Fargo Advantage Large Cap Stock Funds	Financial Highlights

	Beginning		Net Realized	Distributions
	Net Asset	Net	and Unrealized	from Net
	Value Per	Investment	Gains (Losses)	Investment
	Share	Income	on Investments	Income

Large Cap Core Fund[12]
Class A
August 1, 2010 to January 31, 2011 (unaudited)	$7.37	0.03	1.32	(0.03)
August 1, 2009 to July 31, 2010	$6.96	0.06	0.46	(0.11)
August 1, 2008 to July 31, 2009	$8.77	0.08	(1.82)	(0.07)
December 17, 20074 to July 31, 2008	$10.00	0.03	(1.26)	0.00

Class C
August 1, 2010 to January 31, 2011 (unaudited)	$7.37	0.00	1.32	0.00
August 1, 2009 to July 31, 2010	$6.94	0.01	0.44	(0.02)
August 1, 2008 to July 31, 2009	$8.75	0.03	(1.81)	(0.03)
December 17, 20074 to July 31, 2008	$10.00	0.00	(1.25)	0.00

Administrator Class
August 1, 2010 to January 31, 2011 (unaudited)	$7.38	0.02 [5]	1.34	(0.04)
July 16, 20104 to July 31, 2010	$7.22	0.00	0.16	0.00

Institutional Class
August 1, 2010 to January 31, 2011 (unaudited)	$7.38	0.05 [5]	1.33	(0.06)
August 1, 2009 to July 31, 2010	$6.97	0.08	0.46	(0.13)
August 1, 2008 to July 31, 2009	$8.79	0.09	(1.82)	(0.09)
December 17, 20074 to July 31, 2008	$10.00	0.05	(1.26)	0.00

Investor Class
August 1, 2010 to January 31, 2011 (unaudited)	$7.38	0.02	1.32	(0.03)
July 16, 20104 to July 31, 2010	$7.22	0.00	0.16	0.00

Large Company Value Fund
Class A
August 1, 2010 to January 31, 2011 (unaudited)	$11.04	0.05	1.67	(0.06)
August 1, 2009 to July 31, 2010	$9.84	0.09	1.21	(0.10)
August 1, 2008 to July 31, 2009	$14.43	0.175	(3.39)	(0.24)
March 31, 20084 to July 31, 2008	$14.92	0.085	(0.51)	(0.06)

Class C
August 1, 2010 to January 31, 2011 (unaudited)	$11.26	0.01	1.69	(0.01)
August 1, 2009 to July 31, 2010	$10.03	0.03	1.22	(0.02)
August 1, 2008 to July 31, 2009	$14.66	0.065	(3.40)	(0.16)
March 31, 20084 to July 31, 2008	$15.17	0.045	(0.52)	(0.03)

Administrator Class
August 1, 2010 to January 31, 2011 (unaudited)	$11.08	0.145	1.60	(0.07)
August 1, 2009 to July 31, 2010	$9.87	0.125	1.22	(0.13)
August 1, 2008 to July 31, 2009	$14.43	0.315	(3.49)	(0.25)
August 1, 2007 to July 31, 2008	$17.09	0.335	(1.46)	(0.34)
August 1, 2006 to July 31, 2007	$16.76	0.385	1.51	(0.38)
August 1, 2005 to July 31, 2006	$16.53	0.36	0.96	(0.31)

Institutional Class
August 1, 2010 to January 31, 2011 (unaudited)	$11.08	0.06	1.68	(0.08)
August 1, 2009 to July 31, 2010	$9.86	0.14	1.23	(0.15)
August 1, 2008 to July 31, 2009	$14.43	0.265	(3.42)	(0.28)
March 31, 20084 to July 31, 2008	$14.92	0.105	(0.52)	(0.07)

Investor Class
August 1, 2010 to January 31, 2011 (unaudited)	$11.28	0.05	1.70	(0.05)
August 1, 2009 to July 31, 2010	$10.05	0.08	1.23	(0.08)
August 1, 2008 to July 31, 2009	$14.67	0.215	(3.48)	(0.22)
August 1, 2007 to July 31, 2008	$17.35	0.285	(1.50)	(0.27)
August 1, 2006 to July 31, 2007	$16.99	0.295	1.56	(0.31)
August 1, 2005 to July 31, 2006	$16.74	0.27	1.00	(0.24)
Please see footnotes on page 78.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Large Cap Stock Funds 77

	Ending
Distributions	Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
from Net	Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Realized Gains	Share	Income (Loss)	Expenses	Expenses	Return[1]	Rate[2]	(000’s omitted)

0.00	$8.69	0.68%	1.29%	1.14%	18.34%	17%	$8,569
0.00	$7.37	0.91%	2.55%	1.15%	7.43%	18%	$8,501
0.00	$6.96	1.22%	4.10%	1.15%	(19.78)%	45%	$533
0.00	$8.77	0.69%	5.03%	1.15%	(12.30)%	23%	$604

0.00	$8.69	(0.05)%	2.04%	1.89%	17.91%	17%	$1,708
0.00	$7.37	0.09%	3.75%	1.90%	6.54%	18%	$1,947
0.00	$6.94	(0.48)%	4.85%	1.90%	(20.33)%	45%	$1,043
0.00	$8.75	(0.06)%	5.78%	1.90%	(12.50)%	23%	$942

0.00	$8.70	0.57%	1.15%	0.91%	18.49%	17%	$454
0.00	$7.38	1.12%	1.12%	0.89%	2.22%	18%	$42

0.00	$8.70	1.43%	0.86%	0.65%	18.69%	17%	$583
0.00	$7.38	1.09%	2.80%	0.89%	7.79%	18%	$3,132
0.00	$6.97	1.47%	3.85%	0.90%	(19.61)%	45%	$2,809
0.00	$8.79	0.93%	4.78%	0.90%	(12.10)%	23%	$3,149

0.00	$8.69	0.60%	1.37%	1.21%	18.15%	17%	$166,633
0.00	$7.38	1.03%	1.37%	1.21%	2.22%	18%	$150,157

0.00	$12.70	0.86%	1.36%	1.25%	15.59%	15%	$572
0.00	$11.04	0.74%	1.42%	1.25%	13.22%	42%	$362
(1.13)	$9.84	1.85%	1.52%	1.23%	(21.52)%	61%	$165
0.00	$14.43	1.55%	1.37%	1.25%	(2.92)%	71%	$14

0.00	$12.95	0.15%	2.11%	2.00%	15.09%	15%	$528
0.00	$11.26	0.02%	2.17%	2.00%	12.47%	42%	$438
(1.13)	$10.03	0.69%	2.23%	1.97%	(22.07)%	61%	$274
0.00	$14.66	0.78%	2.12%	2.00%	(3.17)%	71%	$10

0.00	$12.75	2.33%	1.21%	0.96%	15.76%	15%	$1,246
0.00	$11.08	1.12%	1.24%	0.96%	13.53%	42%	$289
(1.13)	$9.87	2.56%	1.30%	0.95%	(21.20)%	61%	$185
(1.19)	$14.43	2.05%	1.21%	0.96%	(7.48)%	71%	$2,405
(1.18)	$17.09	2.16%	1.24%	0.96%	11.45%	18%	$3,489
(0.78)	$16.76	2.01%	1.23%	0.96%	8.37%	8%	$10,255

0.00	$12.74	0.88%	0.93%	0.75%	15.90%	15%	$12,942
0.00	$11.08	1.28%	0.96%	0.75%	13.76%	42%	$9
(1.13)	$9.86	2.64%	1.06%	0.75%	(21.07)%	61%	$8
0.00	$14.43	2.02%	0.91%	0.75%	(2.82)%	71%	$10

0.00	$12.98	0.83%	1.43%	1.32%	15.55%	15%	$118,912
0.00	$11.28	0.70%	1.52%	1.35%	13.06%	42%	$108,703
(1.13)	$10.05	2.05%	1.63%	1.35%	(21.53)%	61%	$106,931
(1.19)	$14.67	1.71%	1.52%	1.37%	(7.84)%	71%	$151,546
(1.18)	$17.35	1.62%	1.51%	1.37%	11.04%	18%	$196,291
(0.78)	$16.99	1.57%	1.50%	1.37%	7.93%	8%	$191,792

78 Wells Fargo Advantage Large Cap Stock Funds	Financial Highlights

1.	Total return calculations do not include any sales charges and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

2.	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

3.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Equity Income Fund and Wells Fargo Advantage Specialized Financial Services Fund. Evergreen Equity Income Fund was the accounting and performance survivor in this transaction. The information for the periods prior to July 19, 2010 are those of Evergreen Equity Income Fund.

4.	Commencement of class operations.

5.	Calculated based upon average shares outstanding.

6.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Fundamental Large Cap Fund, which became the accounting survivor in the transaction. The information for the periods prior to July 19, 2010 are those of the predecessor fund.

7.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Enhanced S&P 500 Fund, which became the accounting and performance survivor in this transaction. The information for the periods prior to July 19, 2010 are those of the predecessor fund.

8.	For the ten months ended July 31, 2008. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2008.

9.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Disciplined Value Fund, Wells Fargo Advantage Equity Income and Wells Fargo Advantage U.S. Value Fund. Evergreen Disciplined Value Fund was the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 are those of Evergreen Disciplined Value Fund.

10.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic Value Fund, which became the accounting and performance survivor in this transaction. The information for the periods prior to July 19, 2010 are those of the predecessor fund.

11.	Amount is less than $0.005.

12.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. Evergreen Golden Large Cap Core Fund was the accounting and performance survivor in this transaction. The information for the periods prior to July 19, 2010 are those of Evergreen Golden Large Cap Core Fund.
The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 79
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Classic Value Fund (“Classic Value Fund”), Wells Fargo Advantage Core Equity Fund (“Core Equity Fund”), Wells Fargo Advantage Disciplined U.S. Core Fund (“Disciplined U.S. Core Fund”), Wells Fargo Advantage Disciplined Value Fund (“Disciplined Value Fund”), Wells Fargo Advantage Intrinsic Value Fund (“Intrinsic Value Fund”), Wells Fargo Advantage Large Cap Core Fund (“Large Cap Core Fund”) and Wells Fargo Advantage Large Company Value Fund (“Large Company Value Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.
After the close of business on July 16, 2010, the net assets of various Evergreen Funds were acquired by various Wells Fargo Advantage Funds which were created to receive the assets of the respective Evergreen fund, in an exchange for shares of the Wells Fargo Advantage fund. As the various Evergreen Funds contributed the all of the net assets and shareholders to the newly created Wells Fargo Advantage Funds, the accounting and performance history of the Evergreen fund has been carried forward.

Wells Fargo Advantage Fund	Acquired Evergreen Fund
Core Equity Fund	Evergreen Fundamental Large Cap Fund

Disciplined U.S. Core Fund	Evergreen Enhanced S&P 500 Fund

Intrinsic Value Fund	Evergreen Intrinsic Value Fund
Class A, Class B, Class C and Class I shares of Evergreen Fundamental Large Cap Fund received Class A, Class B, Class C and Administrator Class shares, respectively, of Core Equity Fund in the reorganization.
Class A, Class B, Class C, Class I and Class IS shares of Evergreen Enhanced S&P 500 Fund received Class A, Class B, Class C, Administrator Class and Class A shares, respectively, of Disciplined U.S. Core Fund in the reorganization.
Class A, Class B, Class C and Class I shares of Evergreen Intrinsic Value Fund received Class A, Class B, Class C and Institutional Class shares, respectively, of Intrinsic Value Fund in the reorganization.
Also, after the close of business on July 16, 2010, the net assets of various Evergreen Funds and Wells Fargo Advantage Funds were acquired by various Wells Fargo Advantage Funds, which were created to receive the assets of the respective Evergreen fund and Wells Fargo Advantage fund, in an exchange for shares of the newly created Wells Fargo Advantage fund. In each reorganization transaction, the Evergreen fund became the accounting and performance survivor. As a result, the accounting and performance history of the Evergreen fund has been carried forward in the financial statements contained herein.

Wells Fargo Advantage Fund	Acquired Fund
Classic Value Fund	Evergreen Equity Income Fund
Wells Fargo Advantage Specialized Financial Services Fund

Disciplined Value Fund	Evergreen Disciplined Value Fund
Wells Fargo Advantage Equity Income Fund
Wells Fargo Advantage U.S. Value Fund

Large Cap Core Fund	Evergreen Golden Large Cap Core Fund
Wells Fargo Advantage Large Company Core Fund
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the

80 Wells Fargo Advantage Large Cap Stock Funds	Notes to Financial Statements (Unaudited)
Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.
Securities valuation
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Funds’ Fair Valuation Procedures.
Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Security loans
The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statements of Operations.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 81
In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by a Fund fluctuates from time to time. As a result of the reorganizations on July 16, 2010, each Fund, except Core Equity Fund, Discipline U.S. Core Fund and Intrinsic Value Fund, holds securities related to defaulted or impaired structured investment vehicles through securities lending transactions. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Wells Fargo acquired fund’s former securities lending agent, as the various participating Funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each such Fund’s percentage ownership of the joint account as of such date.
Futures contracts
Certain Funds may be subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.
Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.
Federal and other taxes
Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

82 Wells Fargo Advantage Large Cap Stock Funds	Notes to Financial Statements (Unaudited)
At July 31, 2010, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

	Expiration
	2011	2015	2016	2017	2018

Classic Value Fund	$0	$15,739,254	$13,957,990	$47,685,916	$12,969,969
Core Equity Fund	2,583,953	0	0	21,176,963	0
Disciplined U.S. Core Fund	0	0	0	11,986,149	79,165,574
Disciplined Value Fund	0	0	18,626,854	43,595,761	8,056,788
Intrinsic Value Fund	0	0	0	16,421,385	30,508,982
Large Cap Core Fund	0	0	15,213,000	52,160,691	24,647,608
Large Company Value Fund	0	0	0	11,277,285	10,046,072
Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
As of July 31, 2010, Intrinsic Value Fund had $4,027,230 of current year deferred post-October capital losses, which would be treated as realized for tax purposes on the first day of the succeeding year.
Class allocations
The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes.
Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 83
As of January 31, 2011, the inputs used in valuing each Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Classic Value Fund
Equity securities
Common stocks	$750,550,257	$0	$0	$750,550,257
Short-term investments
Corporate bonds and notes	0	0	261,213	261,213
Investment companies	8,346,013	76,068,539	0	84,414,552
	$758,896,270	$76,068,539	$261,213	$835,226,022

Core Equity Fund
Equity securities
Common stocks	$746,953,295	$5,508,369	$0	$752,461,664
Short-term investments
Corporate bonds and notes	0	0	2,631,273	2,631,273
Investment companies	50,383,377	70,799,832	0	121,183,209
	$797,336,672	$76,308,201	$2,631,273	$876,276,146

Disciplined U.S. Core Fund
Equity securities
Common stocks	$599,678,081	$0	$0	$599,678,081
Short-term investments
Investment companies	10,487,027	41,141,625	0	51,628,652
U.S. Treasury obligations	1,499,747	0	0	1,499,747
	$611,664,855	$41,141,625	$0	$652,806,480

Disciplined Value Fund
Equity securities
Common stocks	$394,167,098	$0	$0	$394,167,098
Short-term investments
Corporate bonds and notes	0	0	526,054	526,054
Investment companies	2,270,253	38,328,475	0	40,598,728
U.S. Treasury obligations	499,909	0	0	499,909
	$396,937,260	$38,328,475	$526,054	$435,791,789

Intrinsic Value Fund
Equity securities
Common stocks	$1,538,285,297	$0	$0	$1,538,285,297
Short-term investments
Investment companies	17,491,946	212,304,280	0	229,796,226
	$1,555,777,243	$212,304,280	$0	$1,768,081,523

84 Wells Fargo Advantage Large Cap Stock Funds	Notes to Financial Statements (Unaudited)

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Large Cap Core Fund
Equity securities
Common stocks	$175,609,108	$0	$0	$175,609,108
Short-term investments
Corporate bonds and notes	0	0	1,463,249	1,463,249
Investment companies	1,926,514	4,121,147	0	6,047,661
	$177,535,622	$4,121,147	$1,463,249	$183,120,018

Large Company Value Fund
Equity securities
Common stocks	$130,049,301	$0	$0	$130,049,301
Short-term investments
Corporate bonds and notes	0	0	315,590	315,590
Investment companies	4,048,349	27,790,404	0	31,838,753
	$134,097,650	$27,790,404	$315,590	$162,203,644
Further details on the major security types listed above can be found in the each Fund’s Portfolio of Investments.
As of January 31, 2011, the inputs used in valuing each Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Futures contracts	(Level 1)	(Level 2)	(Level 3)	Total

Disciplined U.S. Core Fund	$411,378	$0	$0	$411,378
Disciplined Value Fund	49,971	0	0	49,971
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

			Disciplined	Large Cap	Large Company
	Classic Value	Core Equity	Value	Core	Value
	Fund	Fund	Fund	Fund	Fund

Corporate bonds and notes
Balance as of July 31, 2010	$269,043	$2,807,113	$541,822	$1,507,110	$325,050
Realized gains (losses)	0	70,465	0	0	0
Change in unrealized gains (losses)	32,877	325,425	66,211	184,169	39,721
Purchases	0	0	0	0	0
Sales	(40,707)	(571,730)	(81,979)	(228,030)	(49,181)
Transfers into Level 3	0	0	0	0	0
Transfers out of Level 3	0	0	0	0	0

Balance as of January 31, 2011	$261,213	$2,631,273	$526,054	$1,463,249	$315,590
Change in unrealized gains or losses included in earnings relating to securities still held at January 31, 2011	$11,825	$51,822	$23,815	$66,241	$14,287
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Investment advisory fees
The Trust has entered into an investment advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The investment adviser is responsible for implementing investment

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 85
policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Funds. Pursuant to the contract, Funds Management is paid an annual investment advisory fee which is calculated based on the average daily net assets of each Fund as follows:

			Effective rate for
	Annual investment advisory fee		six months ended
	starting at	declining to	January 31, 2011

Classic Value Fund	0.65%	0.55%	0.64%
Core Equity Fund	0.65	0.55	0.64
Disciplined U.S. Core Fund	0.30	0.25	0.30
Disciplined Value Fund	0.55	0.45	0.55
Intrinsic Value Fund	0.65	0.55	0.63
Large Cap Core Fund	0.65	0.55	0.65
Large Company Value Fund	0.65	0.55	0.65
Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management to the Funds. Wells Capital Management, an affiliate of Funds Management, Golden Capital Management, LLC (“Golden Capital”), Metropolitan West Capital Management, LLC (“MWCM”) and Phocas Financial Corporation (“Phocas”) are investment sub-advisers to the Funds. The fees related to investment sub-advisory services are borne directly by the investment adviser and do not increase the overall fees paid by a Fund to the investment adviser.
The fees related to investment sub-advisory services are borne directly by the investment adviser and do not increase the overall fees paid by a Fund to the investment adviser. The investment sub-advisers are each paid an annual investment sub-advisory fee which is calculated based on the average daily net assets of each Fund as follows:

		Annual investment sub-advisory fee
	Investment sub-adviser	starting at	declining to

Classic Value Fund	Wells Capital Management	0.35%	0.15%
Core Equity Fund	Wells Capital Management	0.35	0.15
Disciplined U.S. Core Fund	Wells Capital Management	0.25	0.15
Disciplined Value Fund	Wells Capital Management	0.25	0.15
Intrinsic Value Fund	MWCM	0.35	0.20
Large Cap Core Fund	Golden Capital	0.35	0.30
Large Company Value Fund	Phocas	0.29	0.20
Administration and transfer agent fees
The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

		Administration Fees
	Average Daily	(% of Average
	Net Assets	Daily Net Assets)

Fund level	First $5 billion	0.05%
	Next $5 billion	0.04
	Over $10 billion	0.03
Class A, Class B, Class C, Class R	All asset levels	0.26
Administrator Class	All asset levels	0.10
Institutional Class	All asset levels	0.08
Investor Class	All asset levels	0.33

86 Wells Fargo Advantage Large Cap Stock Funds	Notes to Financial Statements (Unaudited)
Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.
Distribution fees
The Trust has adopted a Distribution Plan for Class B, Class C and Class R shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets for Class R shares.
For the six months ended January 31, 2011, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end
	sales charges	Contingent deferred sales charges
	Class A	Class A	Class B	Class C

Classic Value Fund	$1,104	$0	$4,541	$317
Core Equity Fund	8,091	20	20,064	958
Disciplined U.S. Core Fund	1,191	878	NA	384
Disciplined Value Fund	1,093	0	NA	14
Intrinsic Value Fund	8,748	0	4,523	809
Large Cap Core Fund	1,074	0	NA	123
Large Company Value	41	0	NA	0
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, Administrator Class and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.
A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for the six months ended January 31, 2011 were as follows:

	Purchases at Cost	Sales Proceeds

Classic Value Fund	$82,986,001	$119,339,209
Core Equity Fund	302,328,142	370,215,635
Disciplined U.S. Core Fund	206,099,767	342,219,490
Disciplined Value Fund	122,233,762	149,313,681
Intrinsic Value Fund	210,613,580	135,871,300
Large Cap Core Fund	27,390,932	40,453,830
Large Company Value	21,119,920	17,156,467
6. DERIVATIVE TRANSACTIONS
During the six months ended January 31, 2011, Disciplined U.S. Core Fund and Disciplined Value Fund entered into futures contracts to gain market exposure.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 87
At January 31, 2011, the Funds had long futures contracts outstanding as follows:

				Initial	Value at	Net
	Expiration			Contract	January 31,	Unrealized
	Date	Contracts	Type	Amount	2011	Gains

Disciplined U.S. Core Fund	March 2011	36 Long	S&P 500 Index	$11,130,222	$11,541,600	$411,378
Disciplined Value Fund	March 2011	9 Long	S&P 500 Index	2,835,429	2,885,400	49,971
Disciplined U.S. Core Fund and Disciplined Value Fund had an average contract amount of $11,546,567 and $4,793,496, respectively, in long futures contracts during the six months ended January 31, 2011.
On January 31, 2011, the cumulative unrealized gains on futures contracts in the amount of $411,378 and $49,971 for Disciplined U.S. Core Fund and Disciplined Value Fund, respectively, are reflected in net unrealized gains on investments on the Statements of Assets and Liabilities. The receivable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains (losses) and change in unrealized gains (losses) on futures contracts are reflected in the Statements of Operations.
7. ACQUISITIONS
After the close of business on July 16, 2010, Classic Value Fund acquired the net assets of Evergreen Equity Income Fund and Wells Fargo Advantage Specialized Financial Services Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen Equity Income Fund and Wells Fargo Advantage Specialized Financial Services Fund. Shareholders holding Class A, Class B and Class C shares of Evergreen Equity Income Fund and Wells Fargo Advantage Specialized Financial Services Fund received Class A, Class B and Class C shares, respectively, of Classic Value Fund in the reorganizations. Class I and Class R shares of Evergreen Equity Income Fund received Administrator Class and Class R shares, respectively, of Classic Value Fund. Classic Value Fund was newly created to receive the assets of shares Evergreen Equity Income Fund and Wells Fargo Advantage Specialized Financial Services Fund. Evergreen Equity Income Fund became the accounting and performance survivor in the reorganizations. The investment portfolio of Evergreen Equity Income Fund and Wells Fargo Advantage Specialized Financial Services Fund with fair values of $586,940,471 and $78,255,739, respectively, and identified costs of $656,973,756 and $78,873,358, respectively, at July 16, 2010 were the principal assets acquired by Classic Value Fund. For financial reporting purposes, assets received and shares issued by Classic Value Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Equity Income Fund and Wells Fargo Advantage Specialized Financial Services Fund were carried forward to align ongoing reporting of Classic Value Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired, unrealized losses acquired, exchange ratio and number of shares issued were as follows:

	Value of Net	Unrealized	Exchange	Number of
Acquired Fund	Assets Acquired	Losses	Ratio	Shares Issued

Evergreen Equity Income Fund	$586,707,232	$(70,033,285)	1.00	11,662,979	Class A
			1.00	591,667	Class B
			1.00	691,632	Class C
			1.00	23,458,156	Administrator Class
			1.00	9,483	Class R

Wells Fargo Advantage Specialized Financial Services Fund	78,248,482	(617,619)	0.10	4,784,236	Class A
			0.10	21,237	Class B
			0.10	48,232	Class C
The aggregate net assets of the Classic Value Fund immediately after the acquisitions were $664,955,714.

88 Wells Fargo Advantage Large Cap Stock Funds	Notes to Financial Statements (Unaudited)
Assuming the acquisitions had been completed August 1, 2009, the beginning of the annual reporting period for Classic Value Fund, Classic Value Fund’s pro forma results of operations for the year ended July 31, 2010 would have been

Net investment income	$6,056,779
Net realized and unrealized gains on investments	$68,949,615
Net increase in net assets resulting from operations	$75,006,394
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Advantage Specialized Financial Services Fund that have been included in Classic Value Fund’s Statement of Operations since July 19, 2010.
After the close of business on July 16, 2010, Disciplined Value Fund acquired the net assets of Evergreen Disciplined Value Fund, Wells Fargo Advantage Equity Income Fund and Wells Fargo Advantage U.S. Value Fund. The purpose of the transactions was to combine four funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares Evergreen Disciplined Value Fund, Wells Fargo Advantage Equity Income Fund and Wells Fargo Advantage U.S. Value Fund. Shareholders holding Class A, Class B and Class C shares of Evergreen Disciplined Value Fund, Wells Fargo Advantage Equity Income Fund and Wells Fargo Advantage U.S. Value Fund received Class A, Class A and Class C shares, respectively, of Disciplined Value Fund in the reorganizations. Class I shares of Evergreen Disciplined Value Fund received Administrator Class shares of Disciplined Value Fund. Administrator Class shares of Wells Fargo Advantage Equity Income Fund and Wells Fargo Advantage U.S. Value Fund received Administrator Class shares of Disciplined Value Fund. Investor Class shares of Wells Fargo Advantage U.S. Value Fund received Investor Class shares of Disciplined Value Fund. Disciplined Value Fund was newly created to receive the assets of shares Evergreen Disciplined Value Fund, Wells Fargo Advantage Equity Income Fund and Wells Fargo Advantage U.S. Value Fund. Evergreen Disciplined Value Fund became the accounting and performance survivor in the reorganizations. The investment portfolio of Evergreen Disciplined Value Fund, Wells Fargo Advantage Equity Income Fund and Wells Fargo Advantage U.S. Value Fund with fair values of $116,604,858, $109,358,141 and $134,034,598, respectively, and identified costs of $121,376,863, $110,992,565 and $133,693,938, respectively, at July 16, 2010, were the principal assets acquired by Disciplined Value Fund. For financial reporting purposes, assets received and shares issued by Disciplined Value Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Disciplined Value Fund, Wells Fargo Advantage Equity Income Fund and Wells Fargo Advantage U.S. Value Fund were carried forward to align ongoing reporting of Disciplined Value Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired, unrealized gains (losses) acquired, exchange ratio and number of shares issued were as follows:

	Value of Net	Unrealized	Exchange	Number of
Acquired Fund	Assets Acquired	Gains (Losses)	Ratio	Shares Issued

Evergreen Disciplined Value Fund	$116,703,089	$(4,772,005)	1.00	3,372,837	Class A1
			1.00	123,270	Class C
			1.00	7,392,171	Administrator Class

Wells Fargo Advantage Equity Income Fund	109,383,038	(1,634,424)	1.09	7,384,795	Class A2
			1.20	173,103	Class C
			1.09	2,630,354	Administrator Class

Wells Fargo Advantage U.S. Value Fund	134,479,032	340,660	0.93	119,540	Class A3
			0.92	77,345	Class C
			0.92	10,417,421	Administrator Class
			0.94	1,946,922	Investor Class

1.	Amount includes 141,995 shares of Class A issued for Class B at an exchange ratio of 0.99.

2.	Amount includes 200,983 shares of Class A issued for Class B at an exchange ratio of 1.09.

3.	Amount includes 49,770 shares of Class A issued for Class B at an exchange ratio of 0.92.
The aggregate net assets of the Disciplined Value Fund immediately after the acquisitions were $360,565,159.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 89
Assuming the acquisitions had been completed August 1, 2009, the beginning of the annual reporting period for Disciplined Value Fund, Disciplined Value Fund’s pro forma results of operations for the year ended July 31, 2010 would have been

Net investment income	$4,360,235
Net realized and unrealized gains on investments	$315,396,522
Net increase in net assets resulting from operations	$319,756,757
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Advantage Equity Income Fund and Wells Fargo Advantage U.S. Value Fund that have been included in Disciplined Value Fund’s Statement of Operations since July 19, 2010.
Effective at the close of business on July 16, 2010, Large Cap Core Fund acquired the net assets of Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. Shareholders holding Class A, Class B and Class C shares of Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund received Class A, Class A and Class C shares, respectively, of Large Cap Core Fund in the reorganizations. Class I shares of Evergreen Golden Large Cap Core Fund received Institutional shares of Large Cap Core Fund. Investor Class, Administrator Class and Institutional Class shares of Wells Fargo Advantage Large Company Core Fund received Investor Class, Administrator Class and Institutional Class shares, respectively, of Large Cap Core Fund. Large Cap Core Fund was newly created to receive the assets of shares Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. Evergreen Golden Large Cap Core Fund became the accounting and performance survivor in the reorganizations. The investment portfolio of Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund with fair values of $4,975,455 and $155,853,080, respectively, and identified costs of $5,166,068 and $148,426,284, respectively, at July 16, 2010, were the principal assets acquired Large Cap Core Fund. For financial reporting purposes, assets received and shares issued by Large Cap Core Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund were carried forward to align ongoing reporting of Large Cap Core Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired, unrealized gains (losses) acquired, exchange ratio and number of shares issued were as follows:

	Value of Net	Unrealized	Exchange	Number of
Acquired Fund	Assets Acquired	Gains (Losses)	Ratio	Shares Issued

Evergreen Golden Large Cap Core Fund	$4,954,202	$(190,613)	1.00	173,992	Class A1
			1.00	124,659	Class C
			1.00	387,212	Institutional Class

Wells Fargo Advantage Large Company Core Fund	156,284,197	7,426,796	2.49	994,781	Class A
			2.48	141,410	Class C
			2.38	37,292	Institutional Class
			2.50	20,453,481	Investor Class
			2.49	5,687	Administrator Class

1.	Amount includes 54,939 shares of Class A issued for Class B at an exchange ratio of 1.00.
The aggregate net assets of the Large Cap Core Fund immediately after the acquisitions were $161,238,399.
Assuming the acquisitions had been completed August 1, 2009, the beginning of the annual reporting period for Large Cap Core Fund, Large Cap Core Fund’s pro forma results of operations for the year ended July 31, 2010 would have been

Net investment income	$783,509
Net realized and unrealized gains on investments	$10,137,271
Net increase in net assets resulting from operations	$10,920,780

90 Wells Fargo Advantage Large Cap Stock Funds	Notes to Financial Statements (Unaudited)
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Advantage Large Company Core Fund that have been included in Large Cap Core Fund’s Statement of Operations since July 19, 2010.
8. BANK BORROWINGS
The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata. Prior to September 7, 2010, the annual commitment fee paid by the Funds was 0.15% of the unused balance.
For the six months ended January 31, 2011, there were no borrowings by the Funds under the agreement.
9. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.
10. SUBSEQUENT EVENT
After the close of business on March 28, 2011, Intrinsic Value Fund redeemed assets through an in-kind redemption. In the redemption transaction, the Fund issued securities with a value of $427,928,397 and cash in the amount of $23,965,784 and recognized gains in the amount of $127,937,466. The redemption in-kind by a shareholder of the Administrator Class represented 44% of Intrinsic Value Fund.

Other Information (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 91
PORTFOLIO HOLDINGS INFORMATION
The complete portfolio holdings for each Fund are publicly available on the Funds’ Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds’ Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BOARD OF TRUSTEES
The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships

Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust

David F. Larcker (Born 1951)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

92 Wells Fargo Advantage Large Cap Stock Funds	Other Information (Unaudited)

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the Independent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust

Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust
Officers

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years

Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Other Information (Unaudited)	Wells Fargo Advantage Large Cap Stock Funds 93

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years

Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds’ Web site at www.wellsfargo.com/advantagefunds.

94 Wells Fargo Advantage Large Cap Stock Funds	List of Abbreviations
The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments	HUF	— Hungarian Forint
ACB	— Agricultural Credit Bank	IDA	— Industrial Development Authority
ADR	— American Depositary Receipt	IDAG	— Industrial Development Agency
ADS	— American Depository Shares	IDR	— Industrial Development Revenue
AGC - ICC	— Assured Guaranty Corporation — Insured Custody Certificates	IEP	— Irish Pound
AGM	— Assured Guaranty Municipal	JPY	— Japanese Yen
AMBAC	— American Municipal Bond Assurance Corporation	KRW	— Republic of Korea Won
AMT	— Alternative Minimum Tax	LIBOR	— London Interbank Offered Rate
ARM	— Adjustable Rate Mortgages	LLC	— Limited Liability Company
AUD	— Australian Dollar	LLP	— Limited Liability Partnership
BAN	— Bond Anticipation Notes	LOC	— Letter of Credit
BART	— Bay Area Rapid Transit	LP	— Limited Partnership
BHAC	— Berkshire Hathaway Assurance Corporation	MBIA	— Municipal Bond Insurance Association
BRL	— Brazil Real	MFHR	— Multi-Family Housing Revenue
CAD	— Canadian Dollar	MFMR	— Multi-Family Mortgage Revenue
CDA	— Community Development Authority	MMD	— Municipal Market Data
CDO	— Collateralized Debt Obligation	MSTR	— Municipal Securities Trust Receipts
CDSC	— Contingent Deferred Sales Charge	MTN	— Medium Term Note
CGIC	— Capital Guaranty Insurance Company	MUD	— Municipal Utility District
CGY	— Capital Guaranty Corporation	MXN	— Mexican Peso
CHF	— Swiss Franc	MYR	— Malaysian Ringgit
CIFG	— CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee	NATL-RE	— National Public Finance Guarantee Corporation
		NLG	— Netherlands Guilder
COP	— Certificate of Participation	NOK	— Norwegian Krone
CP	— Commercial Paper	NZD	— New Zealand Dollar
CR	— Custody Receipts	PCFA	— Pollution Control Finance Authority
CTF	— Common Trust Fund	PCR	— Pollution Control Revenue
DEM	— Deutsche Mark	PFA	— Public Finance Authority
DKK	— Danish Krone	PFFA	— Public Facilities Financing Authority
DRIVER	— Derivative Inverse Tax-Exempt Receipts	PFOTER	— Puttable Floating Option Tax-Exempt Receipts
DW&P	— Department of Water & Power	plc	— Public Limited Company
DWR	— Department of Water Resources	PLN	— Polish Zloty
ECFA	— Educational & Cultural Facilities Authority	PSFG	— Public School Fund Guaranty
EDFA	— Economic Development Finance Authority	PUTTER	— Puttable Tax-Exempt Receipts
ETET	— Eagle Tax-Exempt Trust	R&D	— Research & Development
ETF	— Exchange-Traded Fund	RDA	— Redevelopment Authority
EUR	— Euro	RDFA	— Redevelopment Finance Authority
FFCB	— Federal Farm Credit Bank	REITS	— Real Estate Investment Trusts
FGIC	— Financial Guaranty Insurance Corporation	ROC	— Reset Option Certificates
FHA	— Federal Housing Authority	SEK	— Swedish Krona
FHAG	— Federal Housing Agency	SFHR	— Single Family Housing Revenue
FHLB	— Federal Home Loan Bank	SFMR	— Single Family Mortgage Revenue
FHLMC	— Federal Home Loan Mortgage Corporation	SGD	— Singapore Dollar
FNMA	— Federal National Mortgage Association	SKK	— Slovakian Koruna
FRF	— French Franc	SLMA	— Student Loan Marketing Association
FSA	— Farm Service Agency	SPDR	— Standard & Poor’s Depositary Receipts
GBP	— Great British Pound	STIT	— Short-Term Investment Trust
GDR	— Global Depositary Receipt	TAN	— Tax Anticipation Notes
GNMA	— Government National Mortgage Association	TBA	— To Be Announced
GO	— General Obligation	TRAN	— Tax Revenue Anticipation Notes
HCFR	— Healthcare Facilities Revenue	TRC	— Transferable Custody Receipts
HEFA	— Health & Educational Facilities Authority	TRY	— Turkish Lira
HEFAR	— Higher Education Facilities Authority Revenue	TTFA	— Transportation Trust Fund Authority
HFA	— Housing Finance Authority	USD	— Unified School District
HFFA	— Health Facilities Financing Authority	XLCA	— XL Capital Assurance
HKD	— Hong Kong Dollar	ZAR	— South African Rand
HUD	— Housing & Urban Development

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Printed on Recycled paper

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	201102 03-11
SLCNLD/SAR121 01-11

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
▪	Wells Fargo Advantage Social Sustainability FundSM

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     Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery
Contents

Letter to Shareholders	2

Performance Highlights	6

Fund Expenses	8

Portfolio of Investments	9

Financial Statements
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16

Notes to Financial Statements	18

Other Information	22

List of Abbreviations	25
The views expressed are as of January 31, 2011, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage Social Sustainability Fund.

NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE

WELLS FARGO
INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.
Wells Fargo Advantage Funds®
Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.
Strength
Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.
Expertise
Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.
Partnership
Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.
Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.
The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE
Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 120 mutual funds across a wide range of asset classes, representing over $232 billion in assets under management, as of January 31, 2011.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Growth Fund
Classic Value Fund	Growth Opportunities Fund	Small Cap Opportunities Fund
Common Stock Fund	Health Care Fund	Small Cap Value Fund
Core Equity Fund	Index Fund	Small Company Growth Fund
Disciplined Global Equity Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Disciplined Value Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Social Sustainability Fund†
Diversified Equity Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Special Small Cap Value Fund
Diversified Small Cap Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Growth Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Emerging Markets Equity Fund	Mid Cap Growth Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund

Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund

Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†

Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund

Variable Trust Funds[1]
VT Core Equity Fund	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Discovery Fund†	VT Omega Growth Fund	VT Total Return Bond Fund
VT Index Asset Allocation Fund	VT Opportunity Fund†
VT International Equity Fund	VT Small Cap Growth Fund
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.
Not part of the semi-annual report.

2 Wells Fargo Advantage Social Sustainability Fund	Letter to Shareholders

Karla M. Rabusch,
President
Wells Fargo Advantage Funds
While the equity markets delivered strong six-month returns against the backdrop of a strengthening economy, the period was not without its share of macroeconomic challenges, domestic and international political uncertainty, and market volatility
Dear Valued Shareholder,
We are pleased to provide you with this semiannual report for the Wells Fargo Advantage Social Sustainability FundSM for the six-month period that ended January 31, 2011.
While the equity markets delivered strong six-month returns against the backdrop of a strengthening economy, the period was not without its share of macroeconomic challenges, domestic and international political uncertainty, and market volatility—once again highlighting the value of a well-diversified investment strategy. As always, we believe that such a strategy can enable investors to balance risks and opportunities as they pursue long-term financial goals in a dynamic market environment.
The economic recovery stayed on track.
The U.S. economic recovery that began in the summer of 2009 gained momentum, particularly toward the end of 2010. After expanding by 2.6% in the third quarter of 2010, gross domestic product (GDP) accelerated to an annualized rate of 3.2% in the fourth quarter of 2010. Although the path of recovery has been uneven at times and growth remains subpar compared with previous recoveries, the general consensus among economists is that the economy will likely avoid a double-dip recession. That said, persistent weakness in the labor and housing markets bears close watching in the months ahead.
Jobs and housing remained troublesome.
At the end of the year, the unemployment rate stood at 9.4%—down from 9.9% a year earlier but still stubbornly high. The rate fell even further in January 2011 to 9.0%. Unfortunately, the drop may be more attributable to a decline in the labor force than to a meaningful uptick in hiring. In fact, employers added only 1.1 million jobs for all of 2010, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite some tentative late-year signs of stabilization.
Other economic data were more encouraging, reflecting greater confidence in the recovery on the part of both consumers and businesses. Retail sales came in strong at certain points during the year—including the critical holiday shopping season—while industrial production and new orders have picked up. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and technology. Core inflation, which excludes volatile food and energy prices, remained benign.
The Fed continued to do its part.
With inflation subdued, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. In its first statement of 2011, released on January 26, the Fed explained that the most recent economic data “confirms that the economic recovery is continuing,

Letter to Shareholders	Wells Fargo Advantage Social Sustainability Fund 3
though at a rate that has been insufficient to bring about significant improvement in labor market conditions.” The statement noted that, while consumer and business spending has risen, activity remains constrained due to modest income growth, lower housing wealth, and tight credit. As a result, the Fed indicated that it intends to keep short-term rates at historically low levels for as long as needed to promote a more robust recovery.
The Fed also stated that it plans to proceed with other stimulus measures, including its second round of quantitative easing (QE2)—a plan to purchase $600 billion in long-term Treasury securities by mid-2011. The introduction of QE2 in November 2010 marked a turning point for equity markets in that it ushered in a favorable shift in investor sentiment. By and large, investors interpreted the plan as further evidence of the Fed’s commitment to stabilizing the rate of inflation and spurring economic growth.
The second half of 2010 was a solid year for equities.
QE2 was certainly not the only catalyst for equity markets over the six-month period that ended January 31, 2011. Along with more upbeat economic data, better-than-expected corporate earnings played a role in driving stock prices higher. Throughout the past year, quarterly earnings per share for the majority of companies in the S&P 500 Index consistently exceeded Wall Street estimates. As 2010 drew to a close, the midterm congressional elections and the extension of the Bush-era tax cuts provided additional tailwinds, helping the markets finish the six-month period on a strong note.
For the six-month period, the broad equity market indexes posted exceptionally strong returns. The S&P 500 Index and the Dow Jones Industrial Average advanced 17.9% and 15.2%, respectively, and the tech-heavy NASDAQ Composite Index returned 20.5%. Investors were generally rewarded across the market-capitalization spectrum, with small- and mid-cap stocks outpacing large-cap stocks. In terms of investment style, growth stocks outperformed their value counterparts for the period.
To be sure, the gains were hard-earned, as the markets had to contend with numerous issues along the way, including the European sovereign debt crisis, civilian unrest and political upheaval in Tunisia and Egypt, China’s efforts to slow growth and manage inflation, and doubts about the sustainability of a domestic economic expansion. In particular, the early part of the third quarter witnessed bouts of heightened market volatility as economic data, although expanding, remained tepid. This led to increased fears that the U.S. economy was losing momentum and falling back into a recession. As the third and fourth quarters progressed, however, volatility—as measured by the Chicago Board Options Exchange Volatility Index—abated amid reduced fears of a double-dip recession. This renewed optimism was bolstered by improving corporate earnings, additional stimulus from the Fed, and the midterm elections, which provided more clarity around tax policy and the regulatory environment.

4 Wells Fargo Advantage Social Sustainability Fund	Letter to Shareholders
In our view, the equity markets’ dramatic rebound over the past two years from a severe downturn underscores the importance of maintaining a disciplined, long-term investment strategy through changing market cycles.
Investors should keep a long-term perspective.
In our view, the equity markets’ dramatic rebound over the past two years from a severe downturn underscores the importance of maintaining a disciplined, long-term investment strategy through changing market cycles. By staying focused on your long-term goals, you may be better positioned to both navigate falling markets and participate in rising markets.
To help you build a well-diversified strategy based on your personal objectives and risk tolerance, Wells Fargo Advantage Funds® offers more than 120 mutual funds and other investments covering a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.
Thank you for choosing Wells Fargo Advantage Funds. We appreciate your continued confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.
Sincerely,

Karla M. Rabusch
President
Wells Fargo Advantage Funds

This page is intentionally left blank.

6 Wells Fargo Advantage Social Sustainability Fund	Performance Highlights
Wells Fargo Advantage Social Sustainability Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation by investing in securities which meet the Fund’s investment and social sustainability criteria.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Nelson Capital Management LLC
PORTFOLIO MANAGERS
Scott C. Benner, CFA
Lloyd Kurtz, CFA
Jonathan Manchester, CFA, CFP
Frank Marcoux, CFA
Suanne Ramar, CFA
FUND INCEPTION
September 30, 2008

TEN LARGEST EQUITY HOLDINGS[2]
(AS OF JANUARY 31, 2011)

Google Incorporated Class A	3.7%
Cameron International Corporation	3.5%
Emerson Electric Company	3.4%
Microsoft Corporation	3.2%
EMC Corporation	2.9%
Apache Corporation	2.8%
Johnson & Johnson	2.7%
PNC Financial Services Group Incorporated	2.7%
Home Depot Incorporated	2.7%
QUALCOMM Incorporated	2.6%

1.	The sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

2.	The ten largest equity holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Advantage Social Sustainability Fund 7
Wells Fargo Advantage Social Sustainability Fund (continued)
AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JANUARY 31, 2011)

	Inception	Including Sales Charge			Excluding Sales Charge			Expense Ratio[3]
	Date	6-Month*	1-Year	Life of Fund	6-Month*	1-Year	Life of Fund	Gross	Net[4]
Class A (WSSAX)	09/30/2008	9.32	8.16	2.49	15.97	14.79	5.12	5.04%	1.26%
Class C (WSRCX)	09/30/2008	14.49	13.05	4.35	15.49	14.05	4.35	5.79%	2.01%
Administrator Class (WSRAX)	09/30/2008				16.07	15.11	5.39	4.88%	1.01%
S&P 500 Index[5]					17.93	22.19	6.67

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site —www.wellsfargo.com/advantagefunds.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Because the social screens applied to the Fund’s investments may exclude securities of certain issuers, industries, and sectors for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these screens. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and social investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Reflects the expense ratio as stated in the December 1, 2010 prospectus.

4.	The investment adviser has contractually committed through November 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s contractual expense ratio for Class A shares at 1.25%, Class C shares at 2.00% and Administrator Class shares at 1.00%, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

5.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

8 Wells Fargo Advantage Social Sustainability Fund	Fund Expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2010 to January 31, 2011.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Net Annual
	08-01-2010	01-31-2011	During the Period[1]	Expense Ratio
Class A
Actual	$1,000.00	$1,159.74	$6.86	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.41	1.26%
Class C
Actual	$1,000.00	$1,154.92	$10.92	2.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.07	$10.21	2.01%
Administrator Class
Actual	$1,000.00	$1,160.68	$5.45	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09	1.00%

1.	Expenses paid is equal to each class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365 (to reflect the one-half year period).

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Social Sustainability Fund 9

Shares	Security Name	Value
Common Stocks: 98.85%

Consumer Discretionary: 13.50%

Hotels, Restaurants & Leisure: 2.19%
4,627	Starbucks Corporation	$145,885

Internet & Catalog Retail: 1.53%
4,043	Expedia Incorporated	101,722

Media: 1.84%
3,154	Walt Disney Company	122,596

Multiline Retail: 1.53%
1,856	Target Corporation	101,764

Specialty Retail: 4.81%
4,850	Home Depot Incorporated	178,335
3,000	TJX Companies Incorporated	142,170

		320,505

Textiles, Apparel & Luxury Goods: 1.60%
1,291	Nike Incorporated Class B	106,482

Consumer Staples: 6.90%

Food & Staples Retailing: 2.15%
1,994	Costco Wholesale Corporation	143,249

Food Products: 2.48%
4,743	General Mills Incorporated	164,962

Household Products: 2.27%
2,396	Procter & Gamble Company	151,259

Energy: 9.66%

Energy Equipment & Services: 4.83%
4,396	Cameron International Corporation†	234,307
2,283	Noble Corporation	87,325

		321,632

Oil, Gas & Consumable Fuels: 4.83%
1,541	Apache Corporation	183,934
1,512	Noble Energy Incorporated	137,743

		321,677

Financials: 16.15%

Capital Markets: 1.73%
956	Franklin Resources Incorporated	115,341

Commercial Banks: 6.14%
3,016	PNC Financial Services Group Incorporated	180,960
1,256	Toronto-Dominion Bank ADR	94,062
4,942	US Bancorp	133,434

		408,456

Consumer Finance: 1.60%
2,215	Capital One Financial Corporation	106,674

10 Wells Fargo Advantage Social Sustainability Fund	Portfolio of Investments—January 31, 2011 (Unaudited)

Shares	Security Name	Value
Diversified Financial Services: 1.97%
2,924	JPMorgan Chase & Company	$131,405

Insurance: 4.71%
2,341	ACE Limited	144,182
2,749	Prudential Financial Incorporated	169,091

		313,273

Health Care: 14.36%

Biotechnology: 1.82%
2,195	Amgen Incorporated†	120,901

Health Care Equipment & Supplies: 4.35%
1,755	Becton Dickinson & Company	145,577
2,500	Stryker Corporation	143,900

		289,477

Health Care Providers & Services: 2.51%
1,860	Laboratory Corporation of America Holdings†	167,233

Pharmaceuticals: 5.68%
3,057	Johnson & Johnson	182,717
1,622	Novartis AG ADR	90,605
5,769	Pfizer Incorporated	105,111

		378,433

Industrials: 11.00%

Air Freight & Logistics: 2.15%
1,997	United Parcel Service Incorporated Class B	143,025

Electrical Equipment: 3.40%
3,844	Emerson Electric Company	226,335

Industrial Conglomerates: 1.66%
1,256	3M Company	110,428

Professional Services: 1.89%
1,950	Manpower Incorporated	125,912

Road & Rail: 1.90%
2,069	Norfolk Southern Corporation	126,602

Information Technology: 18.50%

Communications Equipment: 4.45%
5,788	Cisco Systems Incorporated†	122,416
3,211	QUALCOMM Incorporated	173,811

		296,227

Computers & Peripherals: 2.93%
7,846	EMC Corporation†	195,287

Electronic Equipment & Instruments: 1.79%
5,359	Corning Incorporated	119,023

Internet Software & Services: 3.71%
411	Google Incorporated Class A†	246,748

Portfolio of Investments—January 31, 2011 (Unaudited)	Wells Fargo Advantage Social Sustainability Fund 11

Shares	Security Name			Value
IT Services: 2.46%
3,189	Accenture plc			$164,138

Software: 3.16%
7,579	Microsoft Corporation			210,128

Materials: 4.20%

Chemicals: 2.58%
525	Lubrizol Corporation			56,417
650	Potash Corporation of Saskatchewan			115,557

				171,974

Metals & Mining: 1.62%
2,353	Nucor Corporation			108,026

Telecommunication Services: 2.43%

Wireless Telecommunication Services: 2.43%
5,699	Vodafone Group plc ADR			161,624

Utilities: 2.15%

Electric Utilities: 0.85%
1,136	Consolidated Edison Incorporated			56,698

Gas Utilities: 1.30%
913	AGL Resources Incorporated			33,507
1,689	UGI Corporation			52,950

				86,457

Total Common Stocks (Cost $5,612,511)				6,581,558

			Yield
Short-Term Investments: 1.22%

Investment Companies: 1.22%
81,535	Wells Fargo Advantage Government Money Market Fund(l)(u)		0.01%	81,535

Total Short-Term Investments (Cost $81,535)				81,535

Total Investments in Securities (Cost $5,694,046)*		100.07%		6,663,093

Other Assets and Liabilities, Net		(0.07)		(4,933)

Total Net Assets		100.00%		$6,658,160

†	Non-income earning securities.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $5,701,476 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$987,592
Gross unrealized depreciation	(25,975)

Net unrealized appreciation	$961,617
The accompanying notes are an integral part of these financial statements.

12 Wells Fargo Advantage Social Sustainability Fund	Statement of Assets and Liabilities—January 31, 2011 (Unaudited)

Assets
Investments
In unaffiliated securities, at value	$6,581,558
In affiliated securities, at value	81,535

Total investments, at value (see cost below)	6,663,093
Receivable for Fund shares sold	38,682
Receivable for dividends	7,451
Receivable from investment adviser	10,252

Total assets	6,719,478

Liabilities
Distribution fees payable	374
Due to other related parties	1,064
Professional fees payable	42,643
Registration fees payable	13,068
Accrued expenses and other liabilities	4,169

Total liabilities	61,318

Total net assets	$6,658,160

NET ASSETS CONSIST OF
Paid-in capital	$5,695,137
Overdistributed net investment income	(1,865)
Accumulated net realized losses on investments	(4,159)
Net unrealized gains on investments	969,047

Total net assets	$6,658,160

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets — Class A	$1,330,173
Shares outstanding — Class A	119,205
Net asset value per share — Class A	$11.16
Maximum offering price per share — Class A	$11.84 [2]
Net assets — Class C	$306,112
Shares outstanding — Class C	28,014
Net asset value per share — Class C	$10.93
Net assets — Administrator Class	$5,021,875
Shares outstanding — Administrator Class	453,416
Net asset value per share — Administrator Class	$11.08

Total investments, at cost	$5,694,046

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Statement of Operations—For the Six Months Ended January 31, 2011 (Unaudited)	Wells Fargo Advantage Social Sustainability Fund 13

Investment income
Dividends*	$47,947
Income from affiliated securities	16

Total investment income	47,963

Expenses
Investment advisory fee	20,021
Administration fees
Fund level	1,540
Class A	1,481
Class C	379
Administrator Class	2,365
Shareholder servicing fees
Class A	1,424
Class C	364
Administrator Class	5,913
Distribution fees
Class C	1,093
Custody and accounting fees	9,888
Professional fees	24,622
Registration fees	29,079
Shareholder report expenses	11,531
Trustees’ fees and expenses	5,303
Other fees and expenses	727

Total expenses	115,730

Less: Fee waivers and/or expense reimbursements	(82,046)

Net expenses	33,684

Net investment income	14,279

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from unaffiliated securities	39,302
Net change in unrealized gains (losses) on unaffiliated securities	853,143

Net realized and unrealized gains (losses) on investments	892,445

Net increase in net assets resulting from operations	$906,724

* Net of foreign withholding taxes of	$248
The accompanying notes are an integral part of these financial statements.

14 Wells Fargo Advantage Social Sustainability Fund	Statements of Changes in Net Assets

		Six Months Ended
		January 31, 2011		Year Ended
		(Unaudited)		July 31, 2010

Operations
Net investment income		$14,279		$28,041
Net realized gains on investments		39,302		54,713
Net change in unrealized gains (losses) on investments		853,143		(551)

Net increase in net assets resulting from operations		906,724		82,203

Distributions to shareholders from
Net investment income
Class A		(2,721)		0
Class C		0		(942)
Administrator Class		(30,364)		(24,422)
Net realized gains
Class A		(5,842)		0
Class C		(1,433)		0
Administrator Class		(23,847)		0

Total distributions to shareholders		(64,207)		(25,364)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	43,265	442,042	82,953	828,298
Class C	2,396	24,292	14,509	143,007
Administrator Class	84,148	859,260	312,760	3,136,292

		1,325,594		4,107,597

Net assets value of shares issued in reinvestment of distributions
Class A	780	8,412	0	0
Class C	135	1,423	95	942
Administrator Class	1,506	16,176	934	9,306

		26,011		10,248

Payment for shares redeemed
Class A	(7,198)	(76,348)	(30,434)	(301,378)
Class C	(3,107)	(32,203)	(884)	(8,628)
Administrator Class	(84,493)	(860,934)	(56,424)	(568,655)

		(969,485)		(878,661)

Net increase in net assets resulting from capital share transactions		382,120		3,239,184

Total increase in net assets		1,224,637		3,296,023

Net assets
Beginning of period		5,433,523		2,137,500

End of period		$6,658,160		$5,433,523

Undistributed (overdistributed) net investment income		$(1,865)		$16,941

The accompanying notes are an integral part of these financial statements.

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16 Wells Fargo Advantage Social Sustainability Fund	Financial Highlights

	Beginning	Net	Net Realized	Distributions
	Net Asset	Investment	and Unrealized	from Net
	Value Per	Income	Gains (Losses)	Investment
	Share	(Loss)	on Investments	Income

Class A
August 1, 2010 to January 31, 2011 (Unaudited)	$9.69	0.00	1.54	(0.02)
August 1, 2009 to July 31, 2010	$8.91	0.03	0.75	0.00
September 30, 20081 to July 31, 2009	$10.00	0.02	(1.11)	0.00

Class C
August 1, 2010 to January 31, 2011 (Unaudited)	$9.51	(0.02)	1.49	0.00
August 1, 2009 to July 31, 2010	$8.85	0.00	0.72	(0.06)
September 30, 20081 to July 31, 2009	$10.00	0.01	(1.16)	0.00

Administrator Class
August 1, 2010 to January 31, 2011 (Unaudited)	$9.65	0.01	1.54	(0.07)
August 1, 2009 to July 31, 2010	$8.92	0.06	0.76	(0.09)
September 30, 20081 to July 31, 2009	$10.00	0.07	(1.15)	0.00

1.	Commencement of class operations.

2.	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

3.	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Social Sustainability Fund 17

Distributions	Ending
from Net	Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
Realized	Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Gains	Share	Income (Loss)	Expenses	Expenses	Return[2]	Rate[3]	(000’s omitted)

(0.05)	$11.16	0.29%	3.89%	1.26%	15.97%	17%	$1,330
0.00	$9.69	0.52%	5.03%	1.25%	8.75%	37%	$798
0.00	$8.91	0.95%	17.43%	1.25%	(10.90)%	12%	$266

(0.05)	$10.93	(0.45)%	4.62%	2.01%	15.49%	17%	$306
0.00	$9.51	(0.20)%	5.93%	2.00%	8.08%	37%	$272
0.00	$8.85	0.41%	16.14%	2.00%	(11.50)%	12%	$132

(0.05)	$11.08	0.56%	3.68%	1.00%	16.07%	17%	$5,022
0.00	$9.65	0.80%	4.92%	1.00%	9.19%	37%	$4,363
0.00	$8.92	1.43%	14.12%	1.00%	(10.80)%	12%	$1,740

18 Wells Fargo Advantage Social Sustainability Fund	Notes to Financial Statements (Unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Social Sustainability Fund (the “Fund”) which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.
Securities valuation
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Valuation Procedures.
Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Social Sustainability Fund 19
The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.
Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based

20 Wells Fargo Advantage Social Sustainability Fund	Notes to Financial Statements (Unaudited)
on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of January 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total
Equity securities
Common stocks	$6,581,558	$0	$0	$6,581,558
Short-term investments
Investment companies	81,535	0	0	81,535
	$6,663,093	$0	$0	$6,663,093
Further details on the major security types listed above can be found in the Fund’s Portfolio of Investments.
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Investment advisory fees
The Trust has entered into an investment advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The investment adviser is responsible for implementing investment policies and guidelines and for supervising the investment sub-adviser, who is responsible for day-to-day portfolio management of the Fund.
Pursuant to the contract, Funds Management is paid an annual investment advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended January 31, 2011, the investment advisory fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.
Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management to the Fund. The fees related to investment sub-advisory services are borne directly by the investment adviser and do not increase the overall fees paid by the Fund to the investment adviser. Nelson Capital Management LLC, an affiliate of Fund Management and a wholly owned subsidiary of Wells Fargo, is the investment sub-adviser to the Fund and is paid a fee by the investment adviser at an annual rate starting at 0.45% and declining to 0.25% as the average daily net assets of the Fund increase.
Administration and transfer agent fees
The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Social Sustainability Fund 21
agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

		Administration Fees
	Average Daily	(% of Average
	Net Assets	Daily Net Assets)
Fund level	First $5 billion	0.05%
	Next $5 billion	0.04
	Over $10 billion	0.03
Class A and Class C	All asset levels	0.26
Administrator Class	All asset levels	0.10
Funds Management has contractually waived and/or reimbursed investment advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.
Distribution fees
The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of the class.
For the six months ended January 31, 2011, Wells Fargo Funds Distributor, LLC received $777 from the sale of Class A shares.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.
A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for the six months ended January 31, 2011 were $1,300,914 and $1,015,216, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata. Prior to September 7, 2010, the annual commitment fee paid by the Fund was 0.15% of the unused balance.
For the six months ended January 31, 2011, there were no borrowings by the Fund under the agreement.
7. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22 Wells Fargo Advantage Social Sustainability Fund	Other Information (Unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BOARD OF TRUSTEES
The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Social Sustainability Fund 23

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships
David F. Larcker (Born 1951)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the Independent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust

Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

24 Wells Fargo Advantage Social Sustainability Fund	Other Information (Unaudited)

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

List of Abbreviations	Wells Fargo Advantage Social Sustainability Fund 25
The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation-Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REITS	— Real Estate Investment Trusts
ROC	— Reset Option Certificates
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TRAN	— Tax Revenue Anticipation Notes
TRC	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— United States Dollar
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.
NOT FDIC INSURED  ▪  NO BANK GUARANTEE  ▪  MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	201103 03-11
SSF/SAR131 01-11

ITEM 2. CODE OF ETHICS
Not required in this filing
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
Not required in this filing.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not required in this filing.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not required in this filing.
ITEM 6. SCHEDULE OF INVESTMENTS
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.
The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.
The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.
The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.
ITEM 11. CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS
(a)(1) Not required in this filing.
(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: March 30, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: March 30, 2011

By:
/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date: March 30, 2011